As filed with the SEC on May 24, 2011.

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-04419
TRANSAMERICA SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
570 Carillon Parkway, St. Petersburg, Florida 33716
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (727) 299-1800
Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and Address of Agent for Service)
Date of fiscal year end: December 31
Date of reporting period: January 1, 2011 — March 31, 2011
Item 1. Schedule of Investments.
The unaudited Schedules of Investments of Registrant as of March 31, 2011 are attached.

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATION - 0.5%
U.S. Treasury Bond
2.63%, 11/15/2020	$1,200	$1,120
Total U.S. Government Obligation (cost $1,124)

PREFERRED CORPORATE DEBT SECURITIES - 1.5%
Diversified Financial Services - 0.8%
Bank of America Corp. — Series K
8.00%, 01/30/2018 * Ž	1,135	1,221
JPMorgan Chase & Co. — Series 1
7.90%, 04/30/2018 * Ž	630	689
Insurance - 0.7%
Lincoln National Corp.
7.00%, 05/17/2066 *	1,700	1,687

Total Preferred Corporate Debt Securities (cost $3,211)		3,597

CORPORATE DEBT SECURITIES - 88.3%
Aerospace & Defense - 2.4%
Alliant Techsystems, Inc.
6.75%, 04/01/2016	1,255	1,287
6.88%, 09/15/2020	450	470
BE Aerospace, Inc.
6.88%, 10/01/2020	800	828
8.50%, 07/01/2018 Λ	575	637
Bombardier, Inc.
7.50%, 03/15/2018 — 144A	140	151
7.75%, 03/15/2020 — 144A	400	435
Hexcel Corp.
6.75%, 02/01/2015	392	401
Spirit Aerosystems, Inc.
7.50%, 10/01/2017	735	790
Triumph Group, Inc.
8.63%, 07/15/2018	450	496
Airlines - 0.3%
U.S. Airways Pass-Through Trust — Series 2010-1
6.25%, 04/22/2023 Λ	600	599
Auto Components - 0.2%
Lear Corp.
7.88%, 03/15/2018 Λ	365	397
8.13%, 03/15/2020 Λ	140	154
Automobiles - 0.1%
Motors Liquidation Co.
7.20%, 01/15/2011 џ ‡	805	231
Beverages - 1.6%
Constellation Brands, Inc.
7.25%, 09/01/2016 — 05/15/2017	2,450	2,655
Cott Beverages, Inc.
8.13%, 09/01/2018	575	614
8.38%, 11/15/2017 Λ	385	411
Building Products - 2.3%
Associated Materials LLC
9.13%, 11/01/2017 — 144A	375	401
Euramax International, Inc.
9.50%, 04/01/2016 — 144A	975	990
Masco Corp.
7.75%, 08/01/2029	900	915
Ply Gem Industries, Inc.
8.25%, 02/15/2018 — 144A Λ	1,320	1,356
13.13%, 07/15/2014 Λ	1,400	1,548
Chemicals - 1.7%
Huntsman International LLC
5.50%, 06/30/2016 Λ	1,010	992
8.63%, 03/15/2020 Λ	350	382
Lyondell Chemical Co.
8.00%, 11/01/2017 — 144A	427	471
Nova Chemicals Corp.
3.57%, 11/15/2013 * Λ	450	449
8.38%, 11/01/2016 Λ	1,590	1,744
Commercial Services & Supplies - 1.4%
Aramark Corp.
8.50%, 02/01/2015 Λ	400	417
Ceridian Corp.
12.25%, 11/15/2015 Λ Ώ	2,150	2,247
GCB Quebecor World (Escrow Shares)
6.13%, 11/15/2013 Ə	690	♦
Koppers, Inc.
7.88%, 12/01/2019	750	814
Computers & Peripherals - 1.2%
Seagate HDD Cayman
6.88%, 05/01/2020 — 144A Λ	950	948
7.75%, 12/15/2018 — 144A	1,100	1,138
Seagate Technology HDD Holdings, Inc.
6.80%, 10/01/2016 Λ	715	750
Construction & Engineering - 0.5%
Huntington Ingalls Industries, Inc.
6.88%, 03/15/2018 — 144A	725	757
7.13%, 03/15/2021 — 144A	475	495
Construction Materials - 1.0%
AGY Holding Corp.
11.00%, 11/15/2014	100	96
Vulcan Materials Co.
7.00%, 06/15/2018 Λ	2,100	2,150
Consumer Finance - 2.0%
Springleaf Finance Corp.
5.85%, 06/01/2013	1,300	1,271
6.90%, 12/15/2017	3,710	3,390
Containers & Packaging - 2.1%
Ball Corp.
6.63%, 03/15/2018	500	514
6.75%, 09/15/2020	350	366
Cascades, Inc.
7.75%, 12/15/2017	75	79
7.88%, 01/15/2020 Λ	750	791
Graphic Packaging International, Inc.
7.88%, 10/01/2018 Λ	900	964
9.50%, 06/15/2017 Λ	200	222
Owens-Brockway Glass Container, Inc.
6.75%, 12/01/2014	250	255
7.38%, 05/15/2016 Λ	585	641
Packaging Dynamics Corp.
8.75%, 02/01/2016 — 144A	1,100	1,126
Diversified Consumer Services - 1.6%
Ford Holdings LLC
9.30%, 03/01/2030	1,625	1,914
Service Corp., International
6.75%, 04/01/2016	500	533
7.00%, 06/15/2017	1,160	1,241

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Diversified Financial Services - 6.5%
Ally Financial, Inc.
6.75%, 12/01/2014	$1,550	$1,633
8.00%, 03/15/2020	650	708
CIT Group, Inc.
7.00%, 05/01/2015 — 05/01/2017	3,475	3,489
7.00%, 05/01/2016 Λ	1,850	1,852
Ford Motor Credit Co., LLC
6.63%, 08/15/2017	210	224
7.00%, 04/15/2015	1,425	1,542
International Lease Finance Corp.
8.25%, 12/15/2020 Λ	900	987
Nuveen Investments, Inc.
10.50%, 11/15/2015 Λ	2,135	2,194
Reynolds Group Issuer, Inc.
6.88%, 02/15/2021 — 144A	100	101
7.13%, 04/15/2019 — 144A	575	589
8.25%, 02/15/2021 — 144A	180	178
9.00%, 04/15/2019 — 144A	1,475	1,527
Diversified Telecommunication Services - 4.9%
Cincinnati Bell, Inc.
8.38%, 10/15/2020 Λ	1,250	1,228
8.75%, 03/15/2018 Λ	325	307
Frontier Communications Corp.
9.00%, 08/15/2031	2,000	2,045
Intelsat Jackson Holdings SA
7.25%, 04/01/2019 — 144A	1,000	1,001
7.50%, 04/01/2021 — 144A	500	501
Qwest Communications International, Inc.
7.50%, 02/15/2014	650	661
Sprint Capital Corp.
8.75%, 03/15/2032	2,650	2,820
Windstream Corp.
7.50%, 04/01/2023 — 144A	2,585	2,546
7.75%, 10/15/2020 — 10/01/2021 — 144A	445	453
Electric Utilities - 4.8%
AES Red Oak LLC — Series B
9.20%, 11/30/2029	755	759
Dynegy Holdings, Inc.
7.50%, 06/01/2015 Λ	1,820	1,531
7.75%, 06/01/2019 Λ	2,795	2,170
Elwood Energy LLC
8.16%, 07/05/2026	1,130	1,119
Homer City Funding LLC
8.14%, 10/01/2019	519	473
8.73%, 10/01/2026	2,424	2,145
Intergen NV
9.00%, 06/30/2017 — 144A	2,075	2,235
LSP Energy, LP
8.16%, 07/15/2025	1,250	869
Food & Staples Retailing - 1.4%
Rite Aid Corp.
7.50%, 03/01/2017 Λ	1,500	1,500
9.38%, 12/15/2015 Λ	200	182
10.38%, 07/15/2016	75	81
SUPERVALU, Inc.
8.00%, 05/01/2016 Λ	1,420	1,420
Food Products - 2.1%
Blue Merger Sub, Inc.
7.63%, 02/15/2019 — 144A	810	821
Dole Food Co., Inc.
8.00%, 10/01/2016 — 144A Λ	1,580	1,676
Pilgrim’s Pride Corp.
7.88%, 12/15/2018 — 144A Λ	420	407
Simmons Foods, Inc.
10.50%, 11/01/2017 — 144A	990	1,067
Tyson Foods, Inc.
6.85%, 04/01/2016	1,000	1,118
Gas Utilities - 0.1%
Star Gas Partner, LP
8.88%, 12/01/2017	175	180
Health Care Providers & Services - 3.8%
Community Health Systems, Inc.
8.88%, 07/15/2015	2,265	2,390
GCB US Oncology, Inc. (Escrow Shares)
08/15/2017	1,650	27
HCA, Inc.
9.25%, 11/15/2016	3,315	3,568
Healthsouth Corp.
7.75%, 09/15/2022 Λ	1,645	1,711
LifePoint Hospitals, Inc.
6.63%, 10/01/2020 — 144A	1,175	1,204
Hotels, Restaurants & Leisure - 7.6%
Ameristar Casinos, Inc.
7.50%, 04/15/2021 — 144A	900	892
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/2018	1,200	1,095
12.75%, 04/15/2018 — 144A Λ	1,910	1,929
Firekeepers Development Authority
13.88%, 05/01/2015 — 144A	1,300	1,541
GWR Operating Partnership LLP
10.88%, 04/01/2017	1,300	1,409
MGM Resorts International
7.50%, 06/01/2016	1,010	954
10.00%, 11/01/2016 — 144A Λ	505	532
10.38%, 05/15/2014 Λ	170	195
11.38%, 03/01/2018 Λ	1,695	1,881
Royal Caribbean Cruises, Ltd.
7.00%, 06/15/2013	1,125	1,198
7.25%, 06/15/2016 Λ	200	214
Seneca Gaming Corp.
8.25%, 12/01/2018 — 144A	600	618
Sheraton Holding Corp.
7.38%, 11/15/2015 Λ	674	755
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/2018	655	711
7.15%, 12/01/2019	500	549
WMG Acquisition Corp.
9.50%, 06/15/2016	1,975	2,089
Wynn Las Vegas LLC
7.75%, 08/15/2020	935	991
Household Durables - 4.3%
Beazer Homes USA, Inc.
12.00%, 10/15/2017	1,000	1,157
D.R. Horton, Inc.
5.25%, 02/15/2015 Λ	650	660

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Household Durables (continued)
Jarden Corp.
7.50%, 05/01/2017 Λ	$1,005	$1,073
7.50%, 01/15/2020	590	620
K. Hovnanian Enterprises, Inc.
8.63%, 01/15/2017 Λ	500	376
10.63%, 10/15/2016	1,000	1,063
11.88%, 10/15/2015	195	185
KB Home
9.10%, 09/15/2017	2,225	2,358
Meritage Homes Corp.
6.25%, 03/15/2015	830	836
7.15%, 04/15/2020	692	691
Standard Pacific Corp.
8.38%, 05/15/2018 Λ	225	234
8.38%, 01/15/2021 — 144A	825	853
Independent Power Producers & Energy Traders - 3.0%
Calpine Corp.
7.50%, 02/15/2021 — 144A	575	595
7.88%, 07/31/2020 — 01/15/2023 — 144A	1,975	2,077
Edison Mission Energy
7.00%, 05/15/2017	665	534
7.20%, 05/15/2019 Λ	850	663
NRG Energy, Inc.
7.38%, 02/01/2016 — 01/15/2017	1,570	1,630
7.63%, 01/15/2018 — 144A	1,175	1,219
8.25%, 09/01/2020 — 144A Λ	300	312
Insurance - 0.9%
Genworth Financial, Inc.
6.15%, 11/15/2066 * Λ	650	514
Liberty Mutual Group, Inc.
10.75%, 06/15/2058 — 144A *	1,275	1,657
IT Services - 1.9%
SunGard Data Systems, Inc.
7.38%, 11/15/2018 — 144A	850	869
7.63%, 11/15/2020 — 144A Λ	850	873
10.25%, 08/15/2015 Λ	860	903
Unisys Corp.
12.50%, 01/15/2016	200	225
14.25%, 09/15/2015 — 144A	1,300	1,557
Leisure Equipment & Products - 0.1%
Icon Health & Fitness
11.88%, 10/15/2016 — 144A	150	159
Machinery - 0.6%
Case New Holland, Inc.
7.88%, 12/01/2017 — 144A	275	306
Navistar International Corp.
8.25%, 11/01/2021 Λ	1,070	1,186
Media - 4.9%
Cablevision Systems Corp.
8.00%, 04/15/2020	150	164
CCO Holdings LLC
7.00%, 01/15/2019 Λ	1,200	1,229
7.25%, 10/30/2017	550	575
7.88%, 04/30/2018 Λ	440	468
Cengage Learning Acquisitions, Inc.
10.50%, 01/15/2015 — 144A	50	51
13.25%, 07/15/2015 — 144A	150	158
Cequel Communications Holdings I LLC and Cequel Capital Corp.
8.63%, 11/15/2017 — 144A	585	610
Clear Channel Worldwide Holdings, Inc.
9.25%, 12/15/2017	1,075	1,178
CSC Holdings LLC
8.50%, 04/15/2014 — 06/15/2015	1,885	2,104
DISH DBS Corp.
7.75%, 05/31/2015	1,550	1,696
7.88%, 09/01/2019	800	866
LBI Media, Inc.
9.25%, 04/15/2019 — 144A	390	391
Nexstar Broadcasting, Inc.
8.88%, 04/15/2017 Λ	450	487
Univision Communications, Inc.
7.88%, 11/01/2020 — 144A	600	635
8.50%, 05/15/2021 — 144A Λ	900	932
Metals & Mining - 1.0%
Steel Dynamics, Inc.
7.38%, 11/01/2012 Λ	1,000	1,065
U.S. Steel Corp.
6.65%, 06/01/2037	500	460
7.00%, 02/01/2018	775	805
Multiline Retail - 2.2%
Bon-Ton Department Stores, Inc.
10.25%, 03/15/2014	2,025	2,076
JC Penney Corp., Inc.
7.13%, 11/15/2023	575	595
7.40%, 04/01/2037 Λ	1,100	1,048
Macy’s Retail Holdings, Inc.
5.75%, 07/15/2014	1,300	1,391
Oil, Gas & Consumable Fuels - 9.5%
Chesapeake Energy Corp.
6.13%, 02/15/2021	550	568
6.63%, 08/15/2020	1,110	1,182
7.25%, 12/15/2018 Λ	900	1,006
9.50%, 02/15/2015	600	744
Connacher Oil and Gas, Ltd.
10.25%, 12/15/2015 — 144A	800	848
Consol Energy, Inc.
6.38%, 03/01/2021 — 144A	240	240
8.00%, 04/01/2017	225	246
8.25%, 04/01/2020	570	632
Continental Resources, Inc.
7.13%, 04/01/2021	400	425
8.25%, 10/01/2019	600	664
El Paso Corp.
6.88%, 06/15/2014	700	782
7.25%, 06/01/2018 Λ	1,450	1,630
Energy Transfer Equity, LP
7.50%, 10/15/2020	2,020	2,196
GMX Resources, Inc.
11.38%, 02/15/2019 — 144A	760	739
Kinder Morgan Finance Co., ULC
5.70%, 01/05/2016	1,000	1,049
Linn Energy LLC
7.75%, 02/01/2021 — 144A	900	961
8.63%, 04/15/2020 — 144A	720	799

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co.
6.63%, 09/01/2014	$890	$910
6.88%, 02/01/2020	175	185
OPTI Canada, Inc.
8.25%, 12/15/2014 Λ	1,950	1,041
Pioneer Natural Resources Co.
6.65%, 03/15/2017	800	868
6.88%, 05/01/2018	1,085	1,178
Plains Exploration & Production Co.
7.00%, 03/15/2017 Λ	1,640	1,693
Stallion Oilfield Holdings, Ltd.
10.50%, 02/15/2015 Λ	926	1,000
Tesoro Corp.
6.63%, 11/01/2015 Λ	625	644
Paper & Forest Products - 1.5%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 — 144A Ώ	254	253
Georgia-Pacific LLC
7.13%, 01/15/2017 — 144A	965	1,024
8.00%, 01/15/2024	495	566
Smurfit Kappa Funding PLC
7.75%, 04/01/2015	280	286
Westvaco Corp.
8.20%, 01/15/2030	1,275	1,361
Pharmaceuticals - 1.2%
Mylan, Inc.
7.63%, 07/15/2017 — 144A	468	504
7.88%, 07/15/2020 — 144A	675	734
Valeant Pharmaceuticals International, Inc.
6.75%, 10/01/2017 — 08/15/2021 — 144A	700	671
6.88%, 12/01/2018 — 144A	550	539
7.00%, 10/01/2020 — 144A	300	291
Real Estate Investment Trusts - 1.7%
Host Hotels & Resorts, Inc.
6.00%, 11/01/2020	520	511
Host Hotels & Resorts, LP
6.38%, 03/15/2015	400	409
7.13%, 11/01/2013	246	250
9.00%, 05/15/2017 Λ	340	383
Host Hotels & Resorts, LP — Series Q
6.75%, 06/01/2016	350	361
Weyerhaeuser Co.
7.38%, 03/15/2032	2,050	2,161
Road & Rail - 0.9%
Hertz Corp.
6.75%, 04/15/2019 — 144A	700	694
7.50%, 10/15/2018 — 144A	670	693
8.88%, 01/01/2014 Λ	761	780
Semiconductors & Semiconductor Equipment - 0.9%
Freescale Semiconductor, Inc.
9.25%, 04/15/2018 — 144A	550	602
NXP BV
9.75%, 08/01/2018 — 144A	1,375	1,540
Software - 1.3%
First Data Corp.
8.25%, 01/15/2021 — 144A Λ	595	594
11.25%, 03/31/2016 Λ	1,605	1,598
12.63%, 01/15/2021 — 144A Λ	795	863
Specialty Retail - 0.6%
Brookstone Co., Inc.
13.00%, 10/15/2014 — 144A	225	202
Claire’s Stores, Inc.
8.88%, 03/15/2019 — 144A	1,120	1,069
10.50%, 06/01/2017	231	228
Textiles, Apparel & Luxury Goods - 0.9%
Jones Group, Inc.
6.13%, 11/15/2034	1,000	798
Levi Strauss & Co.
8.88%, 04/01/2016 Λ	840	875
Phillips-Van Heusen Corp.
7.38%, 05/15/2020 Λ	310	328
Wireless Telecommunication Services - 1.3%
Nextel Communications, Inc. — Series D
7.38%, 08/01/2015 Λ	575	577
Nextel Communications, Inc. — Series E
6.88%, 10/31/2013	1,400	1,411
Sprint Nextel Corp.
9.25%, 04/15/2022	917	981

Total Corporate Debt Securities (cost $196,548)		206,451

	Shares	Value

PREFERRED STOCKS - 1.4%
Consumer Finance - 0.8%
Ally Financial, Inc. 7.00% — 144A Ə	882	820
Ally Financial, Inc. 8.50% *	76,000	1,890
Diversified Financial Services - 0.6%
GMAC Capital Trust I 8.13% * Λ	25,000	638

Total Preferred Stocks (cost $2,907)		3,348

SECURITIES LENDING COLLATERAL - 19.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	44,356,650	44,357
Total Securities Lending Collateral (cost $44,357)

	Principal	Value

REPURCHASE AGREEMENT - 6.8%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $15,971 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $16,291.	$15,971	15,971
Total Repurchase Agreement (cost $15,971)

Total Investment Securities (cost $264,118) #		274,844
Other Assets and Liabilities — Net		(40,940)

Net Assets		$233,904

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica AEGON High Yield Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $43,214.

џ	In default.

Ώ	Payment in-kind. Securities pay interest or dividends in the form of additional bonds or preferred stock.

*	Floating or variable rate note. Rate is listed as of 03/31/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Directors. These securities aggregated to $820, or 0.35% of the fund’s net assets.

‡	Non-income producing security.

♦	Value is less than $1 or zero.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $264,118. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $12,005 and $1,279, respectively. Net unrealized appreciation for tax purposes is $10,726.
DEFINITION:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $56,020, or 23.95%, of the fund’s net assets.
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011
Corporate Debt Securities	$—	$206,451	$ ♦	$206,451
Preferred Corporate Debt Securities	—	3,597	—	3,597
Preferred Stocks	2,528	820	—	3,348
Repurchase Agreement	—	15,971	—	15,971
Securities Lending Collateral	44,357	—	—	44,357
U.S. Government Obligation	—	1,120	—	1,120

Total	$46,885	$227,959	$ ♦	$274,844

Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
						Net Change in				Appreciation/
						Unrealized				(Depreciation) on
	Beginning Balance			Accrued Discounts/	Total Realized	Appreciation	Transfers into	Transfers out of	Ending Balance at	Investments Held at
Securities	at 12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)	Level 3	Level 3	03/31/2011	03/31/2011
Corporate Debt Securities	$ ♦	$—	$—	$—	$—	$—	$—	$—	$ ♦	$—

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)

SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
COMMERCIAL PAPER - 57.3%
Beverages - 3.5%
Coca-Cola Co.
0.20%, 05/23/2011 — 144A	$5,700	$5,698
0.23%, 06/16/2011 — 144A	15,800	15,792
Capital Markets - 3.9%
State Street Corp.
0.25%, 05/02/2011 — 06/02/2011	11,500	11,497
0.26%, 05/25/2011	12,600	12,595
Chemicals - 0.7%
Ecolab, Inc.
0.15%, 04/13/2011 — 144A	4,000	4,000
Commercial Banks - 19.0%
Bank of Nova Scotia
0.23%, 06/28/2011	3,800	3,798
Barclays U.S. Funding Corp.
0.25%, 06/01/2011 — 06/29/2011	18,600	18,591
Canadian Imperial Holdings, Inc.
0.23%, 04/11/2011	4,800	4,800
0.24%, 06/08/2011	18,000	17,991
Royal Bank of Scotland PLC
0.22%, 04/07/2011	9,000	9,000
0.25%, 06/14/2011	14,000	13,993
0.33%, 04/26/2011 — 144A	7,000	6,998
Skandinaviska Enskilda Banken AB
0.17%, 04/06/2011 — 144A	4,500	4,500
Swedbank AB
0.19%, 04/12/2011	2,940	2,940
0.28%, 06/01/2011	5,000	4,998
Toronto-Dominion Holdings USA, Inc.
0.20%, 04/05/2011 — 144A	14,100	14,100
0.22%, 04/28/2011 — 144A	5,000	4,999
0.23%, 04/25/2011 — 06/13/2011 — 144A	10,100	10,095
Computers & Peripherals - 1.4%
Hewlett-Packard Co.
0.14%, 04/11/2011 — 144A	8,300	8,300
Consumer Finance - 3.7%
Caterpillar Financial Services Corp.
0.16%, 04/01/2011	5,900	5,900
Toyota Motor Credit Corp.
0.28%, 06/15/2011 — 06/20/2011	16,500	16,490
Diversified Financial Services - 23.2%
American Honda Finance Corp.
0.21%, 05/05/2011	2,400	2,400
0.24%, 06/16/2011	2,500	2,499
Bank of America Corp.
0.14%, 04/04/2011	1,750	1,750
0.20%, 04/13/2011	9,000	8,999
0.27%, 04/19/2011 — 05/18/2011	8,900	8,897
0.29%, 04/26/2011	9,700	9,698
Chariot Funding LLC
0.24%, 06/20/2011 — 144A	9,800	9,795
Ciesco LLC
0.18%, 04/08/2011 — 144A	1,400	1,400
PACCAR Financial Corp.
0.22%, 04/28/2011 — 06/01/2011	8,560	8,558
0.23%, 04/20/2011 — 05/20/2011	13,000	12,997
Rabobank USA Financial Corp.
0.25%, 06/06/2011	14,000	13,993
0.27%, 05/09/2011 — 06/03/2011	15,000	14,993
Societe Generale North America, Inc.
0.30%, 06/01/2011	10,000	9,995
Surrey Funding Corp.
0.27%, 06/08/2011 — 144A	11,400	11,394
UBS Finance Delaware LLC
0.19%, 04/04/2011	13,500	13,499
0.24%, 04/11/2011	4,000	4,000
0.27%, 05/24/2011	7,500	7,497
Food & Staples Retailing - 1.9%
Wal-Mart Stores, Inc.
0.13%, 04/07/2011 — 144A	11,700	11,700

Total Commercial Paper (cost $351,139)		351,139

ASSET-BACKED COMMERCIAL PAPER - 21.4%
Diversified Financial Services - 21.4%
Alpine Securitization Corp.
0.21%, 04/21/2011 — 04/28/2011 — 144A	15,800	15,798
CAFCO LLC
0.24%, 05/13/2011 — 144A	2,250	2,249
0.26%, 04/18/2011 — 04/27/2011 — 144A	10,950	10,948
0.28%, 05/17/2011 — 144A	17,100	17,094
Old Line Funding LLC
0.20%, 04/05/2011 — 144A	15,000	15,000
0.23%, 04/15/2011 — 144A	2,465	2,465
0.25%, 06/15/2011 — 144A	5,000	4,997
0.26%, 06/07/2011 — 144A	5,300	5,297
Sheffield Receivables Corp.
0.23%, 05/11/2011 — 144A	5,500	5,499
0.26%, 04/26/2011 — 06/08/2011 — 144A	18,470	18,465
0.27%, 05/03/2011 — 144A	5,700	5,699
Straight-A Funding LLC
0.23%, 04/11/2011 — 144A	10,200	10,199
0.25%, 05/04/2011 — 06/01/2011 — 144A	17,700	17,695

Total Asset-Backed Commercial Paper (cost $131,405)		131,405

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 6.8%
Fannie Mae
0.09%, 05/23/2011	25,000	24,997
Freddie Mac
0.11%, 04/15/2011	7,000	7,000
0.12%, 04/25/2011	9,700	9,699

Total Short-Term U.S. Government Obligations (cost $41,696)		41,696

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2011 Form N-Q

Transamerica AEGON Money Market VP
(formerly, Transamerica Money Market VP)
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
REPURCHASE AGREEMENTS - 14.7%
JPMorgan Securities, Inc.
0.12% ▲, dated 03/31/2011, to be repurchased at $90,000 on 04/01/2011. Collateralized by U.S. Government Obligations, 0.05% - 7.75%, due 06/25/2033 - 12/25/2040, with a total value of $90,000.	$90,000	$90,000
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $108 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $112.	108	108

Total Repurchase Agreements (cost $90,108)		90,108

Total Investment Securities (cost $614,348) #		614,348
Other Assets and Liabilities — Net		(1,090)

Net Assets		$613,258

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $614,348.
DEFINITION:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $240,176, or 39.16%, of the fund’s net assets.
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011
Asset-Backed Commercial Paper	$—	$131,405	$—	$131,405
Commercial Papers	—	351,139	—	351,139
Repurchase Agreement	—	90,108	—	90,108
Short-Term U.S. Government Obligations	—	41,696	—	41,696

Total	$—	$614,348	$—	$614,348

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2011 Form N-Q

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)

SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 21.0%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	$27,800	$28,334
2.50%, 01/15/2029	27,542	31,197
U.S. Treasury Note
0.75%, 12/15/2013 Λ	39,500	39,103
3.13%, 10/31/2016	9,000	9,317
3.25%, 12/31/2016	8,000	8,314

Total U.S. Government Obligations (cost $108,703)		116,265

U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.0%
Fannie Mae
Zero Coupon, 10/09/2019	12,575	8,543
2.80%, 07/01/2035 *	2,624	2,759
2.94%, 08/01/2035 *	2,890	3,035
3.22%, 02/01/2015	11,794	12,135
3.79%, 07/01/2013	1,349	1,397
4.50%, 03/25/2021 — 04/25/2030	2,914	2,998
5.00%, 06/25/2019 — 04/25/2034	6,208	6,578
5.50%, 04/01/2037	990	1,065
5.52%, 04/01/2037 *	4,408	4,656
5.63%, 12/01/2036 *	4,200	4,481
6.00%, 11/01/2037 — 10/01/2038	15,904	17,382
Freddie Mac
3.52%, 08/01/2037 *	328	345
4.00%, 08/15/2028 — 02/15/2029	11,983	12,439
4.13%, 12/21/2012 — 09/27/2013 Λ	14,000	14,946
5.00%, 08/15/2012 — 11/15/2032	5,195	5,458
5.32%, 07/01/2038 *	3,047	3,234
5.46%, 09/01/2037 *	1,948	2,078
5.50%, 09/15/2031	2,534	2,594
Ginnie Mae
3.28%, 02/16/2035	9,548	9,856
3.95%, 07/15/2025	8,595	8,554
4.00%, 08/20/2037	8,330	8,651
4.86%, 03/20/2061	10,000	10,522

Total U.S. Government Agency Obligations (cost $139,713)		143,706

FOREIGN GOVERNMENT OBLIGATION - 1.1%
Canada Housing Trust No. 1
3.15%, 06/15/2015 CAD	6,000	6,288
Total Foreign Government Obligation (cost $5,825)

MORTGAGE-BACKED SECURITIES - 3.3%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 — 144A *	$7,000	7,115
BCAP LLC Trust
Series 2009-RR6, Class 2A1
5.22%, 08/26/2035 — 144A *	2,977	2,865
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 — 144A *	3,797	3,929
Jefferies & Co., Inc.
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 — 144A	2,362	2,347
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.36%, 08/27/2047 — 144A *	1,949	1,924

Total Mortgage-Backed Securities (cost $17,774)		18,180

PREFERRED CORPORATE DEBT SECURITIES - 2.1%
Capital Markets - 0.1%
State Street Capital Trust III
5.30%, 05/16/2011 * Ž	735	736
Commercial Banks - 1.4%
Fleet Capital Trust II
7.92%, 12/11/2026	4,500	4,589
Rabobank Nederland NV
11.00%, 06/30/2019 — 144A * Ž	2,200	2,866
Diversified Financial Services - 0.6%
ZFS Finance USA Trust II
6.45%, 06/15/2016 — 144A *	3,100	3,162

Total Preferred Corporate Debt Securities (cost $10,572)		11,353

CORPORATE DEBT SECURITIES - 43.3%
Beverages - 0.6%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 BRL	5,000	3,147
Capital Markets - 8.6%
Goldman Sachs Group, Inc.
3.25%, 06/15/2012 Λ	$20,000	20,663
Macquarie Group, Ltd.
6.25%, 01/14/2021 — 144A Λ	3,150	3,183
Raymond James Financial, Inc.
8.60%, 08/15/2019	3,000	3,586
State Street Corp.
2.15%, 04/30/2012 Λ	20,000	20,353
Commercial Banks - 5.5%
American Express Bank FSB
3.15%, 12/09/2011	9,000	9,178
Barclays Bank PLC
10.18%, 06/12/2021 — 144A	2,240	2,845
PNC Funding Corp.
2.30%, 06/22/2012 Λ	18,000	18,390
Diversified Financial Services - 25.7%
Ally Financial, Inc.
2.20%, 12/19/2012	25,000	25,610
Aviation Capital Group Corp.
7.13%, 10/15/2020 — 144A	5,000	5,216
Bank of America Corp.
3.13%, 06/15/2012 Λ	20,000	20,622
Cemex Finance LLC
9.50%, 12/14/2016 — 144A Λ	2,145	2,311
Citigroup, Inc.
2.13%, 04/30/2012	25,000	25,473
General Electric Capital Corp.
2.20%, 06/08/2012	25,000	25,515
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 — 144A	4,000	3,500
John Deere Capital Corp.
2.88%, 06/19/2012 Λ	24,400	25,107
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 — 144A	3,750	3,844
WCP Wireless Site Funding LLC
4.14%, 11/15/2015 — 144A	4,957	4,983
Insurance - 0.4%
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019	762	823
Pacific Life Insurance Co.
9.25%, 06/15/2039 — 144A Λ	1,000	1,315

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2011 Form N-Q

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels - 0.6%
Lukoil International Finance BV
6.38%, 11/05/2014 — 144A	$3,000	$3,274
Paper & Forest Products - 0.2%
Exopack Holding Corp.
11.25%, 02/01/2014	1,240	1,276
Real Estate Investment Trusts - 1.7%
Kilroy Realty, LP
5.00%, 11/03/2015 Λ	4,000	3,992
Senior Housing Properties Trust
4.30%, 01/15/2016	2,000	1,985
Tanger Properties, LP
6.13%, 06/01/2020	3,010	3,245

Total Corporate Debt Securities (cost $232,991)		239,436

	Shares	Value
SECURITIES LENDING COLLATERAL - 3.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	17,487,318	17,487
Total Securities Lending Collateral (cost $17,487)

	Principal	Value
REPURCHASE AGREEMENT - 2.6%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $14,342 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, with a value of $14,633.	$14,342	$14,342

Total Repurchase Agreement (cost $14,342)

Total Investment Securities (cost $547,407) #		567,057
Other Assets and Liabilities — Net		(14,378)

Net Assets		$552,679

FORWARD FOREIGN CURRENCY CONTRACTS:

				Net Unrealized
				Appreciation
Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	(Depreciation)
Australian Dollar	(7,150)	04/29/2011	$(7,028)	$(341)
Australian Dollar	4,350	04/29/2011	4,362	122
Australian Dollar	2,800	04/29/2011	2,781	105
Canadian Dollar	6,100	04/29/2011	6,178	110
Canadian Dollar	(12,200)	04/29/2011	(12,207)	(370)
Mexican Peso	62,350	04/29/2011	5,174	54
Mexican Peso	66,350	04/29/2011	5,499	64
Mexican Peso	(128,700)	04/29/2011	(10,616)	(175)

				$(431)

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $17,130.

*	Floating or variable rate note. Rate is listed as of 03/31/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $547,407. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,649 and $999, respectively. Net unrealized appreciation for tax purposes is $19,650.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $54,679, or 9.89%, of the fund’s net assets.

BRL	Brazilian Real

CAD	Canadian Dollar

The notes are an integral part of this report. Transamerica Series Trust	Page 2	March 31, 2011 Form N-Q

Transamerica AEGON U.S. Government Securities VP
(formerly, Transamerica U.S. Government Securities VP)

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011
Corporate Debt Securities	$—	$239,436	$—	$239,436
Foreign Government Obligations	—	6,288	—	6,288
Mortgage-Backed Securities	—	18,180	—	18,180
Preferred Corporate Debt Securities	—	11,353	—	11,353
Repurchase Agreement	—	14,342	—	14,342
Securities Lending Collateral	17,487	—	—	17,487
U.S. Government Agency Obligations	—	143,706	—	143,706
U.S. Government Obligations	—	116,265	—	116,265

Total	$17,487	$549,570	$—	$567,057

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Other Financial Instruments ₣	Prices	Observable Inputs	Unobservable Inputs	Total at 03/31/2011
Forward Foreign Currency Contracts — Appreciation	$—	$455	$—	$455
Forward Foreign Currency Contracts — Depreciation	—	(886)	—	(886)

Total	$—	$(431)	$—	$(431)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report. Transamerica Series Trust	Page 3	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 21.4%
U.S. Treasury Bond
4.38%, 05/15/2040	$3,045	$2,977
5.38%, 02/15/2031	1,395	1,595
U.S. Treasury Note
0.63%, 07/31/2012	3,166	3,173
1.00%, 07/15/2013	6,837	6,849
1.75%, 07/31/2015	6,875	6,823
2.13%, 12/31/2015 Λ	2,995	2,995
3.50%, 05/15/2020	4,562	4,623

Total U.S. Government Obligations (cost $29,424)		29,035

U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.7%
Fannie Mae
1.13%, 07/30/2012 Λ	3,402	3,427
3.50%, 01/01/2026	386	387
4.00%, 03/01/2024 - 01/01/2041	3,253	3,226
4.50%, 04/01/2025 - 08/01/2040	1,514	1,553
5.00%, 01/01/2013 - 08/01/2040	1,827	1,926
5.38%, 06/12/2017	855	975
5.50%, 12/01/2023 - 06/01/2038	3,137	3,383
6.00%, 03/01/2038 - 07/01/2039	2,273	2,477
6.50%, 12/01/2037	415	465
6.63%, 11/15/2030	414	523
Fannie Mae, TBA
6.50%	445	499
Freddie Mac
0.75%, 03/28/2013	860	859
4.00%, 11/01/2025	334	344
4.50%, 05/01/2023 - 09/01/2040	2,614	2,668
4.75%, 11/17/2015	140	155
5.00%, 04/01/2040	1,638	1,711
5.50%, 10/01/2038	714	763
6.00%, 11/01/2037	330	360
6.75%, 03/15/2031	245	312
Ginnie Mae
4.50%, 06/15/2039	666	688
5.00%, 10/15/2039	607	645
5.50%, 04/15/2040	310	336
6.00%, 06/15/2037	330	364

Total U.S. Government Agency Obligations (cost $28,176)		28,046

FOREIGN GOVERNMENT OBLIGATIONS - 0.8%
Export Development Canada
3.50%, 05/16/2013	155	163
Republic of Brazil
8.88%, 10/14/2019	247	325
Republic of Israel
5.13%, 03/26/2019	310	328
United Mexican States
5.95%, 03/19/2019	290	323

Total Foreign Government Obligations (cost $1,139)		1,139

MORTGAGE-BACKED SECURITIES - 1.1%
Citigroup Commercial Mortgage Trust
Series 2004-C1, Class A4
5.37%, 04/15/2040 *	185	199
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-C1, Class A4
5.01%, 02/15/2038 *	185	196
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB15, Class A4
5.81%, 06/12/2043 *	180	195
Series 2006-CB16, Class A4
5.55%, 05/12/2045	180	193
Series 2006-CB17, Class A4
5.43%, 12/12/2043	185	198
Series 2007-C1, Class A4
5.72%, 02/15/2051	130	138
Series 2007-LD11, Class A4
5.82%, 06/15/2049 *	105	112
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class A4
5.37%, 09/15/2039	185	197

Total Mortgage-Backed Securities (cost $1,432)		1,428

MUNICIPAL GOVERNMENT OBLIGATION - 0.1%
State of California
7.60%, 11/01/2040	115	126
Total Municipal Government Obligation (cost $119)

PREFERRED CORPORATE DEBT SECURITY - 0.1%
Commercial Banks - 0.1%
Mellon Capital IV
6.24%, 06/20/2012 * Ž	115	106
Total Preferred Corporate Debt Security (cost $105)

CORPORATE DEBT SECURITIES - 11.0%
Aerospace & Defense - 0.1%
Boeing Co.
6.00%, 03/15/2019	80	92
United Technologies Corp.
4.88%, 05/01/2015	85	94
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.
4.50%, 01/15/2013	50	53
Beverages - 0.3%
Anheuser-Busch Cos., Inc.
4.95%, 01/15/2014	90	97
Anheuser-Busch InBev Worldwide, Inc.
5.38%, 01/15/2020	50	54
Bottling Group LLC
6.95%, 03/15/2014	85	97
Coca-Cola Co.
4.88%, 03/15/2019	50	54
Biotechnology - 0.1%
Amgen, Inc.
5.70%, 02/01/2019	85	95
Capital Markets - 1.0%
BP Capital Markets PLC
3.88%, 03/10/2015	95	99
Credit Suisse USA, Inc.
5.50%, 08/15/2013	90	97
5.85%, 08/16/2016	95	106
Deutsche Bank AG
6.00%, 09/01/2017	90	100

The notes are an integral part of this report.
Transamerica Series Trust	Page 1	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets (continued)
Goldman Sachs Group, Inc.
5.25%, 10/15/2013	$58	$62
5.35%, 01/15/2016	95	101
6.00%, 06/15/2020	50	53
6.13%, 02/15/2033 Λ	95	97
7.50%, 02/15/2019	85	99
Jefferies Group, Inc.
6.88%, 04/15/2021	90	96
Morgan Stanley
5.50%, 07/24/2020	200	200
6.63%, 04/01/2018	100	110
UBS AG
5.88%, 07/15/2016	100	107
Chemicals - 0.1%
Dow Chemical Co.
8.55%, 05/15/2019	80	101
E.I. du Pont de Nemours & Co.
5.88%, 01/15/2014	14	16
Commercial Banks — 1.5%
Barclays Bank PLC
5.45%, 09/12/2012	100	106
Deutsche Bank Financial LLC
5.38%, 03/02/2015	50	53
Eksportfinans ASA
5.50%, 05/25/2016	95	107
European Investment Bank
1.75%, 09/14/2012	95	96
4.88%, 02/15/2036 Λ	90	91
5.13%, 05/30/2017 Λ	85	95
HSBC Bank USA NA
4.63%, 04/01/2014	100	106
Kreditanstalt fuer Wiederaufbau
4.50%, 07/16/2018	310	336
Oesterreichische Kontrollbank AG
5.00%, 04/25/2017	300	332
PNC Funding Corp.
5.13%, 02/08/2020	40	42
5.63%, 02/01/2017	95	103
Royal Bank of Scotland Group PLC
5.00%, 10/01/2014	95	95
U.S. Bancorp
4.20%, 05/15/2014	50	53
Wachovia Corp.
5.25%, 08/01/2014	59	63
5.50%, 05/01/2013	90	97
Wells Fargo & Co.
3.68%, 06/15/2016	99	100
5.63%, 12/11/2017	85	93
Westpac Banking Corp.
4.88%, 11/19/2019	50	52
Commercial Services & Supplies - 0.1%
Waste Management, Inc.
7.10%, 08/01/2026	70	82
Communications Equipment — 0.0%
Cisco Systems, Inc.
2.90%, 11/17/2014 Λ	62	64
Computers & Peripherals — 0.1%
HP Enterprise Services LLC
7.45%, 10/15/2029	75	94
IBM Corp.
5.70%, 09/14/2017	100	114
Construction Materials — 0.1%
CRH America, Inc.
8.13%, 07/15/2018	70	82
Consumer Finance — 0.4%
American Express Co.
5.50%, 09/12/2016	90	98
8.13%, 05/20/2019	75	94
Capital One Financial Corp.
6.75%, 09/15/2017	85	98
Caterpillar Financial Services Corp.
6.13%, 02/17/2014	59	66
HSBC Finance Corp.
7.00%, 05/15/2012	140	149
SLM Corp.
5.38%, 05/15/2014	50	52
Diversified Financial Services - 1.6%
Bank of America Corp.
4.88%, 01/15/2013 Λ	95	100
5.38%, 09/11/2012	90	95
5.63%, 07/01/2020, Series L	205	209
5.65%, 05/01/2018	90	94
Bear Stearns Cos., LLC
5.55%, 01/22/2017	90	96
5.70%, 11/15/2014	175	192
Citigroup, Inc.
5.50%, 04/11/2013	90	96
5.85%, 08/02/2016	100	108
6.50%, 08/19/2013	90	98
8.50%, 05/22/2019	80	99
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016	58	66
Diageo Capital PLC
7.38%, 01/15/2014	85	98
General Electric Capital Corp.
4.38%, 11/21/2011	95	97
4.80%, 05/01/2013	190	202
5.63%, 05/01/2018	140	151
John Deere Capital Corp.
5.25%, 10/01/2012	90	96
JPMorgan Chase & Co.
4.40%, 07/22/2020	95	92
Rio Tinto Finance USA, Ltd.
6.50%, 07/15/2018	45	52
Diversified Telecommunication Services - 0.5%
AT&T, Inc.
5.35%, 09/01/2040 - 144A	95	85
5.80%, 02/15/2019	135	150
Deutsche Telekom International Finance BV
5.88%, 08/20/2013 Λ	100	110
Telecom Italia Capital SA
5.25%, 10/01/2015	95	98
Telefonica Emisiones SAU
5.13%, 04/27/2020	75	75
6.42%, 06/20/2016	75	83
Verizon Communications, Inc.
5.25%, 04/15/2013	148	160

The notes are an integral part of this report.
Transamerica Series Trust	Page 2	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Electric Utilities - 0.6%
AEP Texas Central Co.
6.65%, 02/15/2033	$85	$92
Carolina Power & Light Co.
6.50%, 07/15/2012	90	96
Commonwealth Edison Co.
5.80%, 03/15/2018	50	55
Consolidated Edison Co., of New York, Inc.
5.30%, 03/01/2035 Λ	90	88
Duke Energy Ohio, Inc.
5.70%, 09/15/2012	95	101
FirstEnergy Solutions Corp.
6.05%, 08/15/2021	95	98
Georgia Power Co.
Series 2008-B
5.40%, 06/01/2018	50	55
MidAmerican Energy Holdings Co.
5.88%, 10/01/2012	135	145
NiSource Finance Corp.
6.80%, 01/15/2019	70	80
Pacific Gas & Electric Co.
4.80%, 03/01/2014	90	97
Energy Equipment & Services - 0.1%
TransCanada PipeLines, Ltd.
6.50%, 08/15/2018	50	58
Weatherford International, Ltd.
9.63%, 03/01/2019	90	115
Food & Staples Retailing - 0.2%
CVS Caremark Corp.
4.75%, 05/18/2020	90	92
Wal-Mart Stores, Inc.
1.50%, 10/25/2015	105	101
2.88%, 04/01/2015	95	97
Food Products - 0.1%
Kraft Foods, Inc.
4.13%, 02/09/2016	95	98
5.38%, 02/10/2020	45	48
6.25%, 06/01/2012	33	35
Health Care Providers & Services - 0.1%
Aetna, Inc.
6.00%, 06/15/2016	15	17
UnitedHealth Group, Inc.
6.00%, 02/15/2018	30	33
WellPoint, Inc.
7.00%, 02/15/2019	80	95
Hotels, Restaurants & Leisure - 0.1%
McDonald’s Corp.
5.00%, 02/01/2019 Λ	85	93
Household Products - 0.2%
Kimberly-Clark Corp.
3.88%, 03/01/2021	115	114
Procter & Gamble Co.
4.70%, 02/15/2019	85	92
Insurance - 0.4%
Allstate Corp.
7.45%, 05/16/2019	25	30
American International Group, Inc.
5.05%, 10/01/2015	100	103
Berkshire Hathaway Finance Corp.
5.40%, 05/15/2018	50	55
Berkshire Hathaway, Inc.
3.20%, 02/11/2015	95	98
Hartford Financial Services Group, Inc.
5.50%, 03/30/2020	15	15
MetLife, Inc.
7.72%, 02/15/2019 Λ	80	97
Prudential Financial, Inc.
5.38%, 06/21/2020	90	94
IT Services - 0.1%
International Business Machines Corp.
5.60%, 11/30/2039	85	89
Machinery - 0.0%
Caterpillar, Inc.
7.38%, 03/01/2097	55	64
Media - 0.5%
CBS Corp.
5.75%, 04/15/2020	55	58
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	70	95
Comcast Corp.
6.50%, 01/15/2017	85	97
DIRECTV Holdings LLC
4.75%, 10/01/2014	95	102
Walt Disney Co.
5.50%, 03/15/2019 Λ	85	96
NBCUniversal Media LLC
5.15%, 04/30/2020 - 144A	50	52
News America, Inc.
5.65%, 08/15/2020 Λ	85	93
Reed Elsevier Capital, Inc.
8.63%, 01/15/2019	39	49
Time Warner Entertainment Co., LP
8.38%, 03/15/2023	75	92
Turner Broadcasting System, Inc.
8.38%, 07/01/2013	85	97
Metals & Mining - 0.2%
Alcoa, Inc.
5.72%, 02/23/2019 Λ	100	104
ArcelorMittal
6.13%, 06/01/2018	50	53
BHP Billiton Finance USA, Ltd.
7.25%, 03/01/2016	90	106
Vale Overseas, Ltd.
6.25%, 01/23/2017	95	105
Multiline Retail - 0.1%
Target Corp.
7.00%, 01/15/2038	100	118
Multi-Utilities - 0.1%
Dominion Resources, Inc.
7.50%, 06/30/2066 *	95	99
Oil, Gas & Consumable Fuels - 1.0%
Anadarko Petroleum Corp.
5.95%, 09/15/2016	95	102
Apache Corp.
5.25%, 04/15/2013	60	65
ConocoPhillips Holding Co.
6.95%, 04/15/2029	75	90

The notes are an integral part of this report.
Transamerica Series Trust	Page 3	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Oil, Gas & Consumable Fuels (continued)
Energy Transfer Partners, LP
6.70%, 07/01/2018	$90	$101
Enterprise Products Operating LLC
5.20%, 09/01/2020	50	52
Kinder Morgan Energy Partners, LP
5.95%, 02/15/2018	50	55
Marathon Petroleum Corp.
3.50%, 03/01/2016 — 144A	19	19
5.13%, 03/01/2021 — 144A	33	33
Petrobras International Finance Co.
5.75%, 01/20/2020	50	52
6.13%, 10/06/2016	75	83
Petro-Canada
6.05%, 05/15/2018	90	101
Plains All American Pipeline, LP
8.75%, 05/01/2019	70	88
SeaRiver Maritime, Inc.
Zero Coupon, 09/01/2012	105	102
Shell International Finance BV
1.88%, 03/25/2013	95	97
Valero Energy Corp.
6.13%, 02/01/2020 Λ	90	97
Williams Partners, LP
5.25%, 03/15/2020	90	94
Paper & Forest Products - 0.1%
International Paper Co.
7.50%, 08/15/2021	90	106
Pharmaceuticals - 0.4%
Abbott Laboratories
4.13%, 05/27/2020 Λ	90	90
GlaxoSmithKline Capital, Inc.
5.65%, 05/15/2018	50	56
Merck & Co., Inc.
4.75%, 03/01/2015	90	98
Novartis Capital Corp.
2.90%, 04/24/2015	95	97
Pfizer, Inc.
5.35%, 03/15/2015	85	95
Wyeth
5.50%, 02/15/2016	90	102
Real Estate Investment Trusts - 0.1%
HCP, Inc.
6.00%, 01/30/2017	90	97
Simon Property Group, LP
5.75%, 12/01/2015	90	100
Road & Rail - 0.2%
CSX Corp.
5.50%, 08/01/2013	90	97
Norfolk Southern Corp.
5.26%, 09/17/2014	90	100
Software - 0.1%
Oracle Corp.
5.25%, 01/15/2016	85	94
Specialty Retail - 0.1%
Home Depot, Inc.
5.40%, 03/01/2016	85	94
Tobacco - 0.1%
Altria Group, Inc.
9.25%, 08/06/2019	95	124
Philip Morris International, Inc.
5.65%, 05/16/2018	50	56
Wireless Telecommunication Services - 0.2%
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/2014	85	93
8.50%, 11/15/2018	50	64
Vodafone Group PLC
5.50%, 06/15/2011 Λ	95	96

Total Corporate Debt Securities (cost $15,044)		14,841

SHORT-TERM U.S. GOVERNMENT OBLIGATION - 2.0%
Freddie Mac
0.01%, 04/14/2011	2,700	2,700
Total Short-Term U.S. Government Obligation (cost $2,700)

	Shares	Value

PREFERRED STOCKS - 0.1%
Automobiles - 0.1%
Porsche AG, 0.19% Λ ▲	298	20
Volkswagen AG, 1.49% ▲	212	34
Household Products - 0.0% ∞
Henkel AG & Co., KGaA, 2.86% ▲	144	9
Multi-Utilities - 0.0% ∞
RWE AG, 7.71% ▲	368	22

Total Preferred Stocks (cost $78)		85

COMMON STOCKS - 31.4%
Aerospace & Defense - 0.5%
BAE Systems PLC	3,333	17
Boeing Co. Λ	1,100	81
Bombardier, Inc. — Class B	1,700	13
CAE, Inc. Λ	1,000	13
European Aeronautic Defence and Space Co., NV ‡	385	11
Finmeccanica SpA	1,000	13
General Dynamics Corp.	500	38
Goodrich Corp.	200	17
Honeywell International, Inc.	1,200	72
Huntington Ingalls Industries, Inc. ‡	66	3
L-3 Communications Holdings, Inc. Λ	300	23
Lockheed Martin Corp. Λ	500	40
Northrop Grumman Corp.	400	25
Precision Castparts Corp.	200	29
Raytheon Co.	600	31
Rockwell Collins, Inc.	300	19
Rolls-Royce Group PLC ‡	1,810	18
Safran SA	348	12
Singapore Technologies Engineering, Ltd.	2,000	5
Thales SA	281	11
United Technologies Corp.	1,400	120
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc. Λ	200	15
Deutsche Post AG	799	14

The notes are an integral part of this report.
Transamerica Series Trust	Page 4	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Shares	Value

Air Freight & Logistics (continued)
Expeditors International of Washington, Inc.	200	$10
FedEx Corp. Λ	500	47
TNT NV	1,022	26
United Parcel Service, Inc. — Class B	1,200	90
Yamato Holdings Co., Ltd. Λ	600	9
Airlines - 0.1%
Air France-KLM ‡	731	12
All Nippon Airways Co., Ltd.	1,000	3
Delta Air Lines, Inc. ‡	2,100	21
Deutsche Lufthansa AG ‡	1,171	25
Qantas Airways, Ltd. ‡	3,293	7
Ryanair Holdings PLC ADR	72	2
Singapore Airlines, Ltd.	1,000	11
Southwest Airlines Co. Λ	700	9
United Continental Holdings, Inc. ‡Λ	400	9
Auto Components - 0.2%
Aisin Seiki Co., Ltd. Λ	300	10
Autoliv, Inc. Λ	300	22
BorgWarner, Inc. ‡Λ	200	16
Bridgestone Corp. Λ	1,000	21
Cie Generale des Etablissements Michelin — Class B	245	21
Continental AG ‡	185	17
Denso Corp. Λ	800	27
Goodyear Tire & Rubber Co. ‡	1,100	16
Johnson Controls, Inc. Λ	1,100	46
Magna International, Inc. — Class A Λ	200	10
NGK Spark Plug Co., Ltd.	400	5
Nok Corp. Λ	200	4
Nokian Renkaat OYJ	150	6
Stanley Electric Co., Ltd. Λ	200	3
Sumitomo Rubber Industries, Ltd. Λ	600	6
Toyoda Gosei Co., Ltd.	200	4
Toyota Boshoku Corp. Λ	600	9
Toyota Industries Corp. Λ	300	9
TRW Automotive Holdings Corp. ‡	200	11
Automobiles - 0.5%
Bayerische Motoren Werke AG	424	35
Daihatsu Motor Co., Ltd.	300	4
Daimler AG ‡	1,452	104
Fiat SpA	1,584	14
Ford Motor Co. ‡	4,900	74
Fuji Heavy Industries, Ltd.	1,000	6
General Motors Co. ‡Λ	908	28
Harley-Davidson, Inc. Λ	300	13
Honda Motor Co., Ltd. Λ	2,700	102
Isuzu Motors, Ltd. Λ	2,000	8
Mazda Motor Corp.	2,000	4
Mitsubishi Motors Corp. ‡Λ	6,000	7
Nissan Motor Co., Ltd. Λ	4,000	35
Peugeot SA ‡	357	14
Renault SA ‡	205	11
Suzuki Motor Corp. Λ	500	11
Toyota Motor Corp. Λ	4,600	186
Volkswagen AG	114	17
Yamaha Motor Co., Ltd. ‡Λ	300	5
Beverages - 0.6%
Anheuser-Busch InBev NV	1,162	66
Asahi Breweries, Ltd. Λ	500	8
Brown-Forman Corp. — Class B Λ	200	14
Carlsberg AS — Class B	204	22
Coca-Cola Co.	3,400	227
Coca-Cola Amatil, Ltd.	694	8
Coca-Cola Enterprises, Inc.	800	22
Coca-Cola Hellenic Bottling Co. SA	298	8
Coca-Cola West Co., Ltd.	300	6
Constellation Brands, Inc. — Class A ‡	1,200	24
Diageo PLC	3,424	65
Dr. Pepper Snapple Group, Inc.	500	19
Foster’s Group, Ltd.	1,823	11
Hansen Natural Corp. ‡	200	12
Heineken NV	512	28
Heineken Holding NV	364	17
Kirin Holdings Co., Ltd.	1,200	16
Molson Coors Brewing Co. — Class B	200	9
PepsiCo, Inc.	2,600	167
Pernod-Ricard SA	256	24
SABMiller PLC	1,274	45
Biotechnology - 0.2%
Actelion, Ltd. ‡	316	18
Alexion Pharmaceuticals, Inc. ‡Λ	104	10
Amgen, Inc. ‡	1,500	80
Biogen Idec, Inc. ‡	300	22
Celgene Corp. ‡	800	46
Cephalon, Inc. ‡Λ	300	23
CSL, Ltd.	705	26
Gilead Sciences, Inc. ‡	1,300	55
Grifols SA	194	3
Human Genome Sciences, Inc. ‡Λ	500	14
Vertex Pharmaceuticals, Inc. ‡	200	10
Building Products - 0.1%
Asahi Glass Co., Ltd. Λ	1,400	18
ASSA Abloy AB	458	13
Cie de St-Gobain	641	39
Daikin Industries, Ltd. Λ	300	9
JS Group Corp. Λ	400	10
Masco Corp. Λ	800	11
Nippon Sheet Glass Co., Ltd. Λ	2,000	6
Toto, Ltd.	1,000	8
Capital Markets - 0.7%
Ameriprise Financial, Inc.	300	18
Bank of New York Mellon Corp.	2,000	60
BlackRock, Inc. — Class A	100	20
Charles Schwab Corp. Λ	1,400	25
CI Financial Corp. Λ	600	14
Credit Suisse Group AG	1,453	62
Daiwa Securities Group, Inc. Λ	3,000	14
Deutsche Bank AG	1,496	88
Eaton Vance Corp. Λ	300	10

The notes are an integral part of this report.
Transamerica Series Trust	Page 5	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Capital Markets (continued)
Franklin Resources, Inc. Λ	200	$25
Goldman Sachs Group, Inc.	800	127
ICAP PLC	1,375	12
IGM Financial, Inc. Λ	200	10
Jefferies Group, Inc. Λ	400	10
Julius Baer Group, Ltd.	858	37
Legg Mason, Inc. Λ	300	11
Macquarie Group, Ltd.	472	18
Man Group PLC	5,085	20
Mediobanca SpA	1,088	11
Mizuho Securities Co., Ltd. Λ	3,000	8
Morgan Stanley	2,100	57
Nomura Holdings, Inc. Λ	5,700	30
Northern Trust Corp. Λ	400	20
Ratos AB — Class B	229	9
SBI Holdings, Inc. Λ	24	3
Schroders PLC	817	23
State Street Corp.	800	36
T. Rowe Price Group, Inc.	400	27
TD Ameritrade Holding Corp. Λ	500	10
UBS AG ‡	5,518	99
Chemicals - 1.0%
Agrium, Inc.	200	18
Air Liquide SA	456	61
Air Products & Chemicals, Inc.	300	27
Air Water, Inc.	400	5
Airgas, Inc. Λ	300	20
Akzo Nobel NV	423	29
Asahi Kasei Corp. Λ	2,000	13
BASF SE	1,547	135
Celanese Corp.	300	13
CF Industries Holdings, Inc.	100	14
Daicel Chemical Industries, Ltd.	1,000	6
Denki Kagaku Kogyo KK Λ	1,500	7
Dow Chemical Co. Λ	1,800	68
E.I. du Pont de Nemours & Co.	1,500	82
Eastman Chemical Co. Λ	100	10
Ecolab, Inc. Λ	400	20
FMC Corp. Λ	300	25
Givaudan SA ‡	21	21
Incitec Pivot, Ltd.	2,463	11
International Flavors & Fragrances, Inc.	200	12
Israel Chemicals, Ltd.	615	10
Israel Corp, Ltd. ‡	3	4
Johnson Matthey PLC	300	9
JSR Corp. Λ	200	4
K & S AG	194	15
Kaneka Corp.	1,000	7
Kansai Paint Co., Ltd.	1,000	9
Koninklijke DSM NV	292	18
Kuraray Co., Ltd. Λ	500	6
Lanxess AG	167	12
Linde AG	227	36
Lubrizol Corp.	100	13
Lyondellbasell Industries NV — Class A ‡	426	17
Makhteshim-Agan Industries, Ltd. ‡	1,126	6
Mitsubishi Chemical Holdings Corp. Λ	2,000	13
Mitsubishi Gas Chemical Co., Inc.	1,000	7
Mitsui Chemicals, Inc.	1,000	4
Monsanto Co.	800	58
Mosaic Co. Λ	200	16
Nitto Denko Corp.	300	16
Novozymes A/S	103	16
Orica, Ltd.	341	9
Potash Corp., of Saskatchewan, Inc.	1,400	84
PPG Industries, Inc.	200	19
Praxair, Inc. Λ	500	51
Shin-Etsu Chemical Co., Ltd. Λ	700	35
Showa Denko KK Λ	2,000	4
Sigma-Aldrich Corp. Λ	300	19
Sika AG	8	19
Solvay SA — Class A	97	11
Sumitomo Chemical Co., Ltd. Λ	3,000	15
Syngenta AG	159	52
Taiyo Nippon Sanso Corp.	1,000	8
Teijin, Ltd.	1,000	4
Toray Industries, Inc. Λ	2,000	15
UBE Industries, Ltd.	1,000	3
Umicore SA	174	9
Wacker Chemie AG	120	27
Yara International ASA	344	17
Commercial Banks - 2.5%
77 Bank Ltd.	1,000	5
Alpha Bank A.E. ‡	782	5
Aozora Bank, Ltd. Λ	2,000	5
Australia & New Zealand Banking Group, Ltd.	4,315	106
Banca Carige SpA Λ	3,316	8
Banca Monte dei Paschi di Siena SpA ‡Λ	7,433	9
Banco Bilbao Vizcaya Argentaria SA Λ	5,926	72
Banco Comercial Portugues SA	4,839	4
Banco Espirito Santo SA	870	4
Banco Popolare SC	2,560	8
Banco Popular Espanol SA	3,318	20
Banco Santander SA	14,031	162
Bank Hapoalim Bm ‡	1,671	9
Bank Leumi Le-Israel Bm	1,897	10
Bank of Cyprus PLC	1,499	5
Bank of East Asia, Ltd.	4,200	18
Bank of Kyoto, Ltd.	1,000	9
Bank of Montreal Λ	900	58
Bank of Nova Scotia	1,700	104
Bank of Yokohama, Ltd. Λ	2,000	9
Barclays PLC	16,318	73
BB&T Corp. Λ	1,000	27
Bendigo and Adelaide Bank, Ltd.	1,073	11
BNP Paribas	1,615	118
BOC Hong Kong Holdings, Ltd.	5,500	18
Canadian Imperial Bank of Commerce Λ	600	52
Chiba Bank, Ltd.	1,000	6
Chugoku Bank, Ltd.	500	6

The notes are an integral part of this report.
Transamerica Series Trust	Page 6	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Commercial Banks (continued)
Chuo Mitsui Trust Holdings, Inc.	1,000	$4
Comerica, Inc. Λ	400	15
Commerzbank AG ‡	2,216	17
Commonwealth Bank of Australia	2,609	141
Credit Agricole SA	1,364	22
DBS Group Holdings, Ltd.	3,000	35
Dexia SA ‡	1,904	7
DnB NOR ASA	1,746	27
EFG Eurobank Ergasias SA ‡	582	4
Erste Group Bank AG	254	13
Fifth Third Bancorp	1,300	18
Fukuoka Financial Group, Inc.	1,000	4
Governor & Co. of the Bank of Ireland ‡Ə	6,760	2
Gunma Bank, Ltd.	1,000	5
Hachijuni Bank, Ltd.	1,000	6
Hang Seng Bank, Ltd.	1,000	16
Hiroshima Bank, Ltd.	1,000	4
Hokuhoku Financial Group, Inc. Λ	2,000	4
HSBC Holdings PLC	28,463	292
Intesa Sanpaolo SpA	12,395	37
Israel Discount Bank, Ltd. — Class A ‡	2,538	5
Iyo Bank, Ltd.	1,000	8
Joyo Bank, Ltd.	1,000	4
KBC Groep NV ‡	152	6
KeyCorp	1,000	9
Lloyds TSB Group PLC ‡	65,733	61
M&T Bank Corp. Λ	100	9
Marshall & Ilsley Corp.	2,700	22
Mitsubishi UFJ Financial Group, Inc. Λ	21,500	99
Mizrahi Tefahot Bank, Ltd.	143	2
Mizuho Financial Group, Inc. Λ	32,900	55
Mizuho Trust & Banking Co., Ltd. Λ	4,000	4
National Australia Bank, Ltd.	3,440	92
National Bank of Canada	200	16
National Bank of Greece SA ‡	1,516	13
Natixis ‡	4,061	23
Nishi-Nippon City Bank, Ltd.	3,000	9
Nordea Bank AB Λ	4,661	51
Oversea-Chinese Banking Corp.	4,000	30
PNC Financial Services Group, Inc.	800	50
Raiffeisen Bank International AG Λ	79	4
Regions Financial Corp. Λ	3,400	25
Resona Holdings, Inc. Λ	2,600	12
Royal Bank of Canada Λ	2,400	148
Royal Bank of Scotland Group PLC ‡	43,817	29
Sapporo Hokuyo Holdings, Inc. Λ	1,200	6
Senshu Ikeda Holdings, Inc. Λ	5,600	8
Seven Bank, Ltd.	2	4
Shinsei Bank, Ltd.	3,000	4
Shizuoka Bank, Ltd.	1,000	8
Skandinaviska Enskilda Banken AB — Class A	1,889	17
Societe Generale	1,021	66
Standard Chartered PLC	3,950	102
Sumitomo Mitsui Financial Group, Inc. Λ	2,200	68
Sumitomo Trust & Banking Co., Ltd. Ə Λ	2,000	11
SunTrust Banks, Inc. Λ	1,000	29
Suruga Bank, Ltd.	400	4
Svenska Handelsbanken AB — Class A Λ	788	26
Swedbank AB — Class A Λ	1,128	19
Toronto-Dominion Bank Λ	1,400	124
U.S. Bancorp Λ	3,200	85
UniCredit SpA	21,712	54
Unione di Banche Italiane SCpA Λ	992	8
United Overseas Bank, Ltd.	2,000	30
Wells Fargo & Co.	8,400	265
Westpac Banking Corp.	4,812	121
Wing Hang Bank, Ltd.	500	6
Yamaguchi Financial Group, Inc.	500	5
Commercial Services & Supplies - 0.2%
Aggreko PLC	672	17
Avery Dennison Corp.	200	8
Brambles, Ltd.	1,587	12
Cintas Corp. Λ	500	15
DAI Nippon Printing Co., Ltd.	1,000	12
Edenred ‡	406	12
Group 4 Securicor PLC	5,088	21
Iron Mountain, Inc. Λ	900	29
Pitney Bowes, Inc. Λ	400	10
R.R. Donnelley & Sons Co. Λ	900	17
Republic Services, Inc. — Class A Λ	400	12
Secom Co., Ltd. Λ	300	14
Securitas AB — Class B	1,181	14
Stericycle, Inc. ‡Λ	100	9
Toppan Printing Co., Ltd.	1,000	8
Waste Management, Inc. Λ	600	22
Communications Equipment - 0.4%
Alcatel-Lucent ‡	3,560	20
Cisco Systems, Inc.	8,900	154
F5 Networks, Inc. ‡	100	10
Harris Corp. Λ	200	10
Juniper Networks, Inc. ‡	700	29
Motorola Mobility Holdings, Inc. ‡Λ	875	21
Motorola Solutions, Inc. ‡	513	23
Nokia OYJ	6,580	56
QUALCOMM, Inc.	2,700	148
Research In Motion, Ltd. ‡	800	45
Telefonaktiebolaget LM Ericsson — Class B	4,847	63
Computers & Peripherals - 0.7%
Apple, Inc. ‡	1,500	523
Dell, Inc. ‡	2,500	36
EMC Corp. ‡	3,500	93
Fujitsu, Ltd. Λ	3,000	17
Hewlett-Packard Co.	3,800	156
NEC Corp. Λ	4,000	9
NetApp, Inc. ‡	600	29
SanDisk Corp. ‡	400	18
Seagate Technology PLC ‡	700	10
Seiko Epson Corp. Λ	200	3
Teradata Corp. ‡	300	15
Toshiba Corp. Λ	7,000	34
Western Digital Corp. ‡	300	11

The notes are an integral part of this report.
Transamerica Series Trust	Page 7	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Construction & Engineering - 0.2%
ACS Actividades Co.	455	$22
Bouygues SA	218	10
Eiffage SA	208	12
Fluor Corp. Λ	200	15
Foster Wheeler AG ‡Λ	600	24
Hochtief AG	195	21
Jacobs Engineering Group, Inc. ‡Λ	200	10
JGC Corp.	300	7
Kajima Corp.	3,000	8
KBR, Inc.	400	15
Kinden Corp.	1,000	9
Leighton Holdings, Ltd. Λ	287	9
Obayashi Corp.	1,000	4
Quanta Services, Inc. ‡	600	13
Shimizu Corp.	1,000	4
Skanska AB — Class B	657	14
SNC-Lavalin Group, Inc.	200	11
Taisei Corp. Λ	2,000	5
URS Corp. ‡	200	9
Vinci SA	711	45
Construction Materials - 0.1%
Boral, Ltd.	2,548	13
Cimpor Cimentos de Portugal SGPS SA	265	2
CRH PLC	1,216	28
Fletcher Building, Ltd. Λ	1,132	8
HeidelbergCement AG	250	17
Holcim, Ltd.	341	26
Imerys SA	111	8
Lafarge SA	189	12
Martin Marietta Materials, Inc. Λ	100	9
Vulcan Materials Co. Λ	200	9
Consumer Finance - 0.1%
AEON Credit Service Co., Ltd. Λ	400	6
American Express Co.	1,700	76
Capital One Financial Corp. Λ	800	41
Credit Saison Co., Ltd. Λ	300	5
Discover Financial Services	900	22
ORIX Corp. Λ	160	15
SLM Corp. ‡	700	11
Containers & Packaging - 0.1%
Amcor, Ltd.	1,271	9
Ball Corp.	400	14
Crown Holdings, Inc. ‡	300	12
Owens-Illinois, Inc. ‡	400	12
Sealed Air Corp. Λ	500	13
Toyo Seikan Kaisha, Ltd. Λ	600	10
Distributors - 0.0% ∞
Genuine Parts Co. Λ	200	11
Jardine Cycle & Carriage, Ltd.	180	5
Li & Fung, Ltd.	4,000	20
Diversified Consumer Services - 0.0% ∞
Apollo Group, Inc. — Class A ‡	200	8
Benesse Holdings, Inc.	100	4
DeVry, Inc.	200	11
H&R Block, Inc. Λ	700	12
Diversified Financial Services - 0.9%
ASX, Ltd.	236	8
Bank of America Corp.	17,000	227
Cie Nationale a Portefeuille	121	8
CIT Group, Inc. ‡	200	9
Citigroup, Inc. ‡	48,918	216
CME Group, Inc. — Class A	100	30
Criteria Caixacorp SA	3,938	28
Deutsche Boerse AG	330	25
Eurazeo NPV	152	12
Groupe Bruxelles Lambert SA	129	12
Hong Kong Exchanges & Clearing, Ltd.	1,700	37
Industrivarden AB — Class C Λ	565	10
ING Groep NV ‡	5,808	74
IntercontinentalExchange, Inc. ‡Λ	100	12
Invesco, Ltd. Λ	900	23
Investor AB — Class B	691	17
JPMorgan Chase & Co.	6,600	305
Kinnevik Investment AB — Class B	309	7
Leucadia National Corp. Λ	400	15
Mitsubishi UFJ Lease & Finance Co., Ltd.	80	3
Moody’s Corp. Λ	300	10
NASDAQ OMX Group ‡Λ	400	10
NYSE Euronext	300	11
Onex Corp.	231	8
Pargesa Holding SA (Bearer Shares)	354	34
Pohjola Bank PLC — Class A Λ	618	8
SEI Investments Co. Λ	400	10
Singapore Exchange, Ltd. Λ	1,000	6
TMX Group, Inc.	200	8
Diversified Telecommunication Services - 0.9%
AT&T, Inc.	10,000	305
BCE, Inc. Λ	400	15
Belgacom SA	149	6
Bezeq Israeli Telecommunication Corp., Ltd.	2,938	9
BT Group PLC — Class A	12,488	37
Cable & Wireless Worldwide PLC	10,794	9
CenturyLink, Inc. Λ	500	21
Deutsche Telekom AG	4,145	64
Elisa OYJ	144	3
France Telecom SA	2,811	63
Frontier Communications Corp. Λ	1,400	12
Hellenic Telecommunications Organization SA 401		4
Iliad SA Λ	123	15
Inmarsat PLC	1,547	15
Koninklijke KPN NV	3,189	54
Nippon Telegraph & Telephone Corp.	800	36
PCCW, Ltd.	8,000	3
Portugal Telecom SGPS SA	993	11
Qwest Communications International, Inc.	1,500	10
Singapore Telecommunications, Ltd.	13,000	31
Swisscom AG	29	13
Tele2 AB — Class B	462	11
Telecom Corp., of New Zealand, Ltd.	2,930	4

The notes are an integral part of this report.
Transamerica Series Trust	Page 8	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Diversified Telecommunication Services (continued)
Telecom Italia SpA	14,523	$22
Telecom Italia SpA — RSP	10,811	15
Telefonica SA	6,277	157
Telekom Austria AG	473	7
Telenor ASA	1,374	23
TeliaSonera AB	3,613	31
Telstra Corp., Ltd.	6,528	19
TELUS Corp. Ə	400	21
TELUS Corp. — Class A	200	10
Verizon Communications, Inc.	4,800	185
Windstream Corp. Λ	900	12
Electric Utilities - 0.6%
American Electric Power Co., Inc.	700	25
Cheung Kong Infrastructure Holdings, Ltd.	2,000	9
Chubu Electric Power Co., Inc. Λ	1,200	27
Chugoku Electric Power Co., Inc. Λ	500	9
CLP Holdings, Ltd.	3,500	28
Consolidated Edison, Inc.	500	25
Contact Energy, Ltd. ‡	665	3
Duke Energy Corp. Λ	2,000	36
E.ON AG	3,034	94
EDF SA	416	17
Edison International	300	11
Enel SpA	10,593	67
Energias de Portugal SA	3,303	13
Entergy Corp.	200	13
Exelon Corp.	1,000	41
FirstEnergy Corp.	566	21
Fortis, Inc. Λ	300	10
Fortum OYJ ‡	747	25
Hokkaido Electric Power Co., Inc. Λ	200	4
Hokuriku Electric Power Co. Λ	400	9
Iberdrola SA	5,755	50
Kansai Electric Power Co., Inc. Λ	1,200	26
Kyushu Electric Power Co., Inc. Λ	600	12
Nextera Energy, Inc. Λ	700	39
Northeast Utilities Λ	300	10
Pepco Holdings, Inc.	600	11
Pinnacle West Capital Corp. Λ	200	9
Power Assets Holdings, Ltd.	1,500	10
PPL Corp. Λ	700	18
Progress Energy, Inc. Λ	600	28
Public Power Corp. SA	214	4
Scottish & Southern Energy PLC	900	18
Shikoku Electric Power Co., Inc. Λ	400	11
Southern Co.	1,200	46
SP AusNet	5,905	5
Terna Rete Elettrica Nazionale SpA	2,365	11
Tohoku Electric Power Co., Inc. Λ	700	12
Tokyo Electric Power Co., Inc. Λ	2,300	13
Verbund AG Λ	155	7
Wisconsin Energy Corp. Λ	400	12
Electrical Equipment - 0.3%
ABB, Ltd. ‡	2,827	68
Alstom SA	194	11
AMETEK, Inc.	300	13
Bekaert SA	46	5
Cooper Industries PLC — Class A	200	13
Emerson Electric Co.	1,300	76
First Solar, Inc. ‡Λ	100	16
Furukawa Electric Co., Ltd.	1,000	4
GS Yuasa Corp.	1,000	7
Legrand SA	271	11
Mitsubishi Electric Corp. Λ	3,000	35
Prysmian SpA	443	10
Renewable Energy Corp., ASA ‡	547	2
Rockwell Automation, Inc. Λ	200	19
Roper Industries, Inc. Λ	100	9
Schneider Electric SA	369	63
Sumitomo Electric Industries, Ltd. Λ	1,100	15
Ushio, Inc. Λ	200	4
Vestas Wind Systems A/S ‡Λ	324	14
Electronic Equipment & Instruments - 0.3%
Amphenol Corp. — Class A Λ	200	11
Arrow Electronics, Inc. ‡	600	25
Avnet, Inc. ‡	600	20
Corning, Inc.	2,400	51
Dolby Laboratories, Inc. — Class A ‡	200	10
Flextronics International, Ltd. ‡	1,500	11
FLIR Systems, Inc. Λ	300	10
Fujifilm Holdings Corp. Λ	700	22
Hamamatsu Photonics KK	100	4
Hirose Electric Co., Ltd.	100	11
Hitachi, Ltd. Λ	7,500	39
Hitachi Chemical Co., Ltd.	200	4
Hitachi High-Technologies Corp. Λ	200	4
Hoya Corp. Λ	700	16
Ibiden Co., Ltd. Λ	200	6
Keyence Corp.	100	26
Kyocera Corp. Λ	300	30
Murata Manufacturing Co., Ltd.	300	22
Nidec Corp. Λ	200	17
Nippon Electric Glass Co., Ltd.	500	7
Omron Corp.	300	8
TDK Corp. Λ	200	12
TE Connectivity, Ltd.	700	24
Yaskawa Electric Corp.	400	5
Energy Equipment & Services - 0.6%
Aker Solutions ASA	290	7
AMEC PLC	1,384	26
Baker Hughes, Inc.	700	51
Cameron International Corp. ‡	300	17
Cie Generale de Geophysique-Veritas ‡	307	11
Diamond Offshore Drilling, Inc. Λ	200	16
FMC Technologies, Inc. ‡	200	19
Fugro NV	254	22
Halliburton Co.	1,400	70
Helmerich & Payne, Inc. Λ	300	21
Nabors Industries, Ltd. ‡	400	12
National Oilwell Varco, Inc.	700	55
Noble Corp. Λ	400	18

The notes are an integral part of this report.
Transamerica Series Trust	Page 9	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Energy Equipment & Services (continued)
Petrofac, Ltd.	791	$19
Pride International, Inc. ‡	400	17
Rowan Cos., Inc. ‡	300	13
Saipem SpA	538	29
Schlumberger, Ltd.	2,239	210
SeaDrill, Ltd.	423	15
Spectra Energy Corp.	1,100	30
Subsea 7 SA	464	12
Technip SA	131	14
Tenaris SA	845	21
Transocean, Ltd. ‡	513	40
Weatherford International, Ltd. ‡Λ	1,200	27
WorleyParsons, Ltd.	374	12
Food & Staples Retailing - 0.7%
AEON Co., Ltd. Λ	800	9
Alimentation Couche Tard, Inc. — Class B	300	8
Carrefour SA	1,040	46
Casino Guichard Perrachon SA	185	18
Colruyt SA	232	12
Costco Wholesale Corp. Λ	700	51
CVS Caremark Corp.	2,300	79
Delhaize Group SA	148	12
FamilyMart Co., Ltd.	100	4
George Weston, Ltd.	100	7
J. Sainsbury PLC	2,958	16
Jeronimo Martins SGPS SA	449	7
Kesko OYJ — Class B ‡	73	3
Koninklijke Ahold NV	1,126	15
Kroger Co.	1,000	24
Lawson, Inc.	100	5
Loblaw Cos., Ltd. Λ	400	16
Metcash, Ltd.	3,328	14
Metro AG	207	14
Metro, Inc. — Class A Λ	200	10
Olam International, Ltd. Λ	4,000	9
Safeway, Inc. Λ	400	9
Seven & I Holdings Co., Ltd.	1,200	31
Shoppers Drug Mart Corp. Λ	200	8
Sysco Corp. Λ	900	25
Tesco PLC	11,133	68
UNY Co., Ltd. Λ	500	5
Walgreen Co.	1,400	56
Wal-Mart Stores, Inc.	3,200	168
Wesfarmers, Ltd.	1,535	50
Wesfarmers, Ltd. — PPS	485	16
Whole Foods Market, Inc. Λ	200	13
WM Morrison Supermarkets PLC	7,479	33
Woolworths, Ltd.	1,951	54
Food Products - 0.8%
Ajinomoto Co., Inc.	1,000	10
Archer-Daniels-Midland Co.	1,000	36
Associated British Foods PLC	1,919	31
Bunge, Ltd. Λ	300	22
Campbell Soup Co. Λ	400	13
ConAgra Foods, Inc.	800	19
General Mills, Inc.	900	33
Golden Agri-Resources, Ltd.	10,000	5
Goodman Fielder, Ltd.	8,142	10
Groupe Danone SA	884	58
Hershey Co. Λ	200	11
HJ Heinz Co. Λ	400	20
Hormel Foods Corp. Λ	400	11
JM Smucker Co. Λ	300	21
Kellogg Co.	300	16
Kerry Group PLC	224	8
Kikkoman Corp.	500	5
Kraft Foods, Inc. — Class A Λ	2,900	90
Lindt & Spruengli AG	1	33
McCormick & Co., Inc. (Non-Voting Shares) Λ	200	10
Mead Johnson Nutrition Co. — Class A	500	29
MEIJI Holdings Co., Ltd.	100	4
Nestle SA	5,837	334
Nippon Meat Packers, Inc.	400	5
Nisshin Seifun Group, Inc.	500	6
Nissin Foods Holdings Co., Ltd.	100	4
Parmalat SpA	1,971	7
Ralcorp Holdings, Inc. ‡	200	14
Saputo, Inc.	200	9
Sara Lee Corp. Λ	600	11
Toyo Suisan Kaisha, Ltd.	300	7
Tyson Foods, Inc. — Class A	500	10
Unilever NV	2,622	81
Unilever PLC	2,162	66
Viterra, Inc.	600	7
Wilmar International, Ltd.	3,000	13
Yakult Honsha Co., Ltd. Λ	300	8
Yamazaki Baking Co., Ltd.	500	6
Gas Utilities - 0.1%
Energen Corp.	200	13
EQT Corp. Λ	200	10
Gas Natural SDG SA	1,153	22
Hong Kong & China Gas Co., Ltd.	7,000	17
Oneok, Inc. Λ	200	13
Osaka Gas Co., Ltd. Λ	3,000	12
Snam Rete Gas SpA	1,996	11
Toho Gas Co., Ltd.	1,000	5
Tokyo Gas Co., Ltd. Λ	4,000	18
Health Care Equipment & Supplies - 0.5%
Baxter International, Inc.	1,000	54
Beckman Coulter, Inc. Λ	200	17
Becton, Dickinson and Co.	300	24
BioMerieux	105	11
Boston Scientific Corp. ‡Λ	2,400	17
CareFusion Corp. ‡Λ	800	23
Cie Generale D’optique Essilor International SA	325	24
Cochlear, Ltd.	139	12
Coloplast A/S — Class B	39	6
Covidien PLC Λ	800	42
CR Bard, Inc.	100	10

The notes are an integral part of this report.
Transamerica Series Trust	Page 10	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Equipment & Supplies (continued)
Dentsply International, Inc. Λ	300	$11
Edwards Lifesciences Corp. ‡Λ	300	26
Getinge AB — Class B	403	10
Hologic, Inc. ‡	500	11
Hospira, Inc. ‡Λ	200	11
Intuitive Surgical, Inc. ‡Λ	100	33
Medtronic, Inc.	1,800	71
Olympus Corp. Λ	300	8
Smith & Nephew PLC	1,881	21
Sonova Holding AG	143	13
St. Jude Medical, Inc. Λ	500	26
Stryker Corp. Λ	500	30
Synthes, Inc. — 144A	188	25
Sysmex Corp.	200	7
Terumo Corp. Λ	300	16
Varian Medical Systems, Inc. ‡Λ	300	20
William Demant Holding AS ‡Λ	74	6
Zimmer Holdings, Inc. ‡Λ	500	30
Health Care Providers & Services - 0.4%
Aetna, Inc.	600	22
Alfresa Holdings Corp.	100	4
AmerisourceBergen Corp. — Class A	300	12
Cardinal Health, Inc.	500	21
CIGNA Corp.	300	13
Coventry Health Care, Inc. ‡	400	13
DaVita, Inc. ‡Λ	300	26
Express Scripts, Inc. ‡	700	39
Fresenius Medical Care AG & Co., KGaA	187	13
Fresenius SE & Co. KGaA	248	23
Henry Schein, Inc. ‡Λ	200	14
Humana, Inc. ‡	200	14
Laboratory Corp. of America Holdings ‡Λ	100	9
McKesson Corp. Λ	400	32
Medco Health Solutions, Inc. ‡	700	39
Medipal Holdings Corp. Λ	600	5
Miraca Holdings, Inc.	100	4
Omnicare, Inc. Λ	400	12
Patterson Cos., Inc. Λ	500	16
Quest Diagnostics, Inc.	200	12
Ramsay Health Care, Ltd.	422	8
Sonic Healthcare, Ltd.	710	9
Suzuken Co., Ltd.	300	8
UnitedHealth Group, Inc.	1,900	85
WellPoint, Inc.	600	42
Health Care Technology - 0.0% ∞
Cerner Corp. ‡Λ	100	11
Hotels, Restaurants & Leisure - 0.4%
Accor SA	574	26
Carnival Corp.	700	27
Carnival PLC	483	19
Chipotle Mexican Grill, Inc. ‡ Λ	36	10
Compass Group PLC	2,022	18
Crown, Ltd.	998	8
Darden Restaurants, Inc.	200	10
Genting Singapore PLC ‡Λ	8,000	13
Intercontinental Hotels Group PLC	1,224	25
International Game Technology Λ	1,000	16
Las Vegas Sands Corp. ‡	400	17
Marriott International, Inc. — Class A Λ	300	11
McDonald’s Corp.	1,800	136
McDonald’s Holdings Co., Japan, Ltd. Λ	200	5
MGM Resorts International ‡Λ	800	11
Opap SA	396	8
Oriental Land Co., Ltd.	100	8
Royal Caribbean Cruises, Ltd. ‡	300	12
Sands China, Ltd. ‡	4,000	9
Shangri-La Asia, Ltd.	2,000	5
SJM Holdings, Ltd.	7,000	12
Sky City Entertainment Group, Ltd.	608	2
Sodexo	147	11
Starbucks Corp.	1,200	44
Starwood Hotels & Resorts Worldwide, Inc.	200	12
Tabcorp Holdings, Ltd.	1,466	11
Tim Hortons, Inc.	200	9
Wynn Macau, Ltd.	4,161	12
Wynn Resorts, Ltd. Λ	100	13
Yum! Brands, Inc.	800	41
Household Durables - 0.2%
D.R. Horton, Inc. Λ	1,500	17
Electrolux AB Λ	269	7
Fortune Brands, Inc.	200	12
Garmin, Ltd. Λ	300	10
Husqvarna AB — Class B	1,031	9
Leggett & Platt, Inc. Λ	700	17
Makita Corp. Λ	200	9
Mohawk Industries, Inc. ‡Λ	200	12
Newell Rubbermaid, Inc.	500	10
Panasonic Corp. Λ	3,300	42
Rinnai Corp.	100	7
Sekisui Chemical Co., Ltd.	1,000	8
Sekisui House, Ltd.	1,000	9
Sharp Corp. Λ	1,400	14
Sony Corp.	1,600	52
Stanley Black & Decker, Inc.	200	15
Toll Brothers, Inc. ‡Λ	700	14
Whirlpool Corp. Λ	300	26
Household Products - 0.4%
Church & Dwight Co., Inc. Λ	200	16
Clorox Co. Λ	200	14
Colgate-Palmolive Co.	800	65
Energizer Holdings, Inc. ‡	300	21
Henkel AG & Co., KGaA	264	14
KAO Corp. Λ	800	20
Kimberly-Clark Corp. Λ	600	39
Procter & Gamble Co.	4,700	289
Reckitt Benckiser Group PLC	794	41
Uni-Charm Corp. Λ	200	7
Independent Power Producers & Energy Traders - 0.1%
AES Corp. ‡	700	9
Calpine Corp. ‡Λ	600	10
Constellation Energy Group, Inc.	300	9

The notes are an integral part of this report.
Transamerica Series Trust	Page 11	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Independent Power Producers & Energy Traders (continued)
EDP Renovaveis SA ‡	398	$3
Electric Power Development Co., Ltd. Λ	200	6
Enel Green Power SpA ‡	5,283	15
Iberdrola Renovables SA	7,234	31
International Power PLC	5,910	29
NRG Energy, Inc. ‡Λ	600	13
TransAlta Corp. Λ	800	17
Industrial Conglomerates - 0.5%
3M Co. Λ	1,100	103
Delek Group, Ltd.	12	3
Fraser and Neave, Ltd.	1,000	5
General Electric Co.	17,900	359
Hankyu Hanshin Holdings, Inc. Λ	2,000	9
Hutchison Whampoa, Ltd.	4,000	47
Keppel Corp., Ltd.	2,000	20
Koninklijke Philips Electronics NV ‡	1,231	39
NWS Holdings, Ltd.	3,000	5
Orkla ASA	1,332	13
SembCorp Industries, Ltd.	3,000	12
Siemens AG	1,386	190
Smiths Group PLC	880	18
Textron, Inc. Λ	400	11
Tyco International, Ltd.	800	36
Insurance - 1.2%
ACE, Ltd. Λ	500	32
Admiral Group PLC	716	18
Aflac, Inc.	800	42
Ageas	2,110	6
AIA Group, Ltd. ‡	11,600	36
Allianz SE	730	101
Allstate Corp.	700	22
American International Group, Inc. ‡Λ	600	21
AMP, Ltd. Λ	4,533	25
AON Corp.	500	26
Arch Capital Group, Ltd. ‡	100	10
Assicurazioni Generali SpA	1,879	41
Assurant, Inc.	200	8
Aviva PLC	2,615	18
Axis Capital Holdings, Ltd.	300	10
Baloise Holding AG	142	14
Berkshire Hathaway, Inc. — Class B ‡Λ	1,400	116
Chubb Corp.	400	25
Cincinnati Financial Corp. Λ	300	10
CNP Assurances	461	10
Everest RE Group, Ltd.	100	9
Fairfax Financial Holdings, Ltd.	43	16
Fidelity National Financial, Inc. — Class A Λ	1,500	21
Genworth Financial, Inc. — Class A ‡Λ	1,800	24
Great-West Lifeco, Inc. Λ	500	14
Hannover Rueckversicherung AG	288	16
Hartford Financial Services Group, Inc. Λ	400	11
Industrial Alliance Insurance & Financial Services, Inc.	200	9
Insurance Australia Group, Ltd.	4,701	17
Intact Financial Corp. Λ	200	10
Legal & General Group PLC	11,162	21
Lincoln National Corp. Λ	300	9
Loews Corp.	500	22
Manulife Financial Corp. Λ	2,500	44
Mapfre SA	5,180	20
Marsh & McLennan Cos., Inc.	800	24
MetLife, Inc.	1,700	75
MS&AD Insurance Group Holdings Λ	800	18
Muenchener Rueckversicherungs AG	247	39
NKSJ Holdings, Inc. Λ	2,000	13
Old Mutual PLC	10,502	23
Old Republic International Corp. Λ	700	9
PartnerRe, Ltd. Λ	300	24
Power Corp. of Canada Λ	900	27
Power Financial Corp. Λ	300	10
Principal Financial Group, Inc. Λ	300	10
Progressive Corp. Λ	1,000	21
Prudential Financial, Inc.	700	43
Prudential PLC	3,620	41
QBE Insurance Group, Ltd.	1,772	32
RenaissanceRe Holdings, Ltd.	200	14
Resolution, Ltd.	6,347	30
Royal & Sun Alliance Insurance Group PLC	8,589	18
Sampo OYJ — Class A	583	19
SCOR SE	874	24
Sony Financial Holdings, Inc.	200	4
Standard Life PLC	4,828	16
Sun Life Financial, Inc. Λ	700	22
Suncorp Group, Ltd.	1,200	11
Swiss Reinsurance Co., Ltd.	175	10
T&D Holdings, Inc. Λ	350	9
Tokio Marine Holdings, Inc. Λ	1,200	32
Torchmark Corp. Λ	300	20
Transatlantic Holdings, Inc.	200	10
Travelers Cos., Inc.	700	42
Tryg A/S	88	5
Unum Group Λ	400	11
Validus Holdings, Ltd.	400	13
Vienna Insurance Group AG Wiener Versicherung Gruppe	130	7
Willis Group Holdings PLC Λ	300	12
WR Berkley Corp. Λ	300	10
XL Group PLC — Class A Λ	400	10
Zurich Financial Services AG	209	59
Internet & Catalog Retail - 0.2%
Amazon.com, Inc. ‡	600	107
DeNA Co., Ltd.	107	4
Expedia, Inc. Λ	700	16
Liberty Media Corp. — Interactive ‡	700	11
NetFlix, Inc. ‡Λ	100	24
priceline.com, Inc. ‡Λ	100	51
Rakuten, Inc. Λ	10	9
Internet Software & Services - 0.3%
Akamai Technologies, Inc. ‡	500	19
eBay, Inc. ‡	1,800	56
Google, Inc. — Class A ‡Λ	400	234
Gree, Inc.	300	5

The notes are an integral part of this report.
Transamerica Series Trust	Page 12	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Internet Software & Services (continued)
Open Text Corp. ‡	100	$6
United Internet AG	731	13
VeriSign, Inc. Λ	300	11
Yahoo! Japan Corp. Λ	22	8
Yahoo!, Inc. ‡	2,100	35
IT Services - 0.6%
Accenture PLC — Class A	1,000	55
Alliance Data Systems Corp. ‡	200	17
Amadeus IT Holding SA — Class A ‡	607	12
ATOS Origin SA ‡	147	9
Automatic Data Processing, Inc. Λ	800	41
Capital Gemini SA	192	11
CGI Group, Inc. — Class A ‡	600	13
Cognizant Technology Solutions Corp. — Class A ‡	500	41
Computer Sciences Corp. Λ	200	10
Computershare, Ltd.	1,070	10
Fidelity National Information Services, Inc.	300	10
Fiserv, Inc. ‡	200	13
International Business Machines Corp.	2,100	342
ITOCHU Techno-Solutions Corp.	100	3
Lender Processing Services, Inc. Λ	600	19
Mastercard, Inc. — Class A	200	50
Nomura Research Institute, Ltd. Λ	200	4
NTT Data Corp. Λ	2	6
Obic Co., Ltd.	20	4
Paychex, Inc.	300	9
SAIC, Inc. ‡	500	8
Total System Services, Inc. Λ	700	13
Visa, Inc. — Class A Λ	800	59
Western Union Co. Λ	900	19
Leisure Equipment & Products - 0.0% ∞
Hasbro, Inc. Λ	200	10
Mattel, Inc.	400	11
Namco Bandai Holdings, Inc. Λ	500	5
Nikon Corp. Λ	400	8
Sankyo Co., Ltd.	100	5
Sega Sammy Holdings, Inc. Λ	200	3
Shimano, Inc.	100	5
Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc. ‡	400	18
Covance, Inc. ‡Λ	200	11
Illumina, Inc. ‡Λ	200	14
Life Technologies Corp. ‡Λ	200	10
Pharmaceutical Product Development, Inc.	400	11
Qiagen NV ‡Λ	625	12
Thermo Fisher Scientific, Inc. ‡	600	34
Waters Corp. ‡Λ	300	26
Machinery - 0.7%
AGCO Corp. ‡Λ	200	11
Alfa Laval AB	383	8
Amada Co., Ltd.	1,000	8
Atlas Copco AB — Class A	1,082	29
Atlas Copco AB — Class B	898	22
Bucyrus International, Inc. — Class A	100	9
Caterpillar, Inc. Λ	1,000	110
Cummins, Inc.	300	33
Danaher Corp. Λ	900	47
Deere & Co. Λ	700	67
Dover Corp.	200	13
Eaton Corp.	400	22
Fanuc Corp. Λ	300	45
Fiat Industrial SpA ‡	763	11
Flowserve Corp. Λ	100	13
Hexagon AB — Class B	418	10
Hino Motors, Ltd.	1,000	5
Hitachi Construction Machinery Co., Ltd. Λ	200	5
IHI Corp. Λ	2,000	5
Illinois Tool Works, Inc. Λ	700	38
Ingersoll-Rand PLC Λ	400	19
ITT Corp. Λ	200	12
Japan Steel Works, Ltd.	1,000	8
Joy Global, Inc.	100	10
JTEKT Corp. Λ	300	4
Kawasaki Heavy Industries, Ltd. Λ	2,000	9
Komatsu, Ltd. Λ	1,600	54
Kone OYJ — Class B	232	13
Kubota Corp. Λ	2,000	19
Kurita Water Industries, Ltd. Λ	200	6
Man AG	121	15
Metso OYJ	255	14
Minebea Co., Ltd.	1,000	6
Mitsubishi Heavy Industries, Ltd. Λ	5,000	23
NGK Insulators, Ltd.	400	7
NSK, Ltd.	1,000	9
NTN Corp.	1,000	5
PACCAR, Inc.	400	21
Pall Corp.	200	12
Parker Hannifin Corp.	200	19
Pentair, Inc. Λ	600	23
Sandvik AB	1,544	29
Scania AB — Class B	570	13
SembCorp Marine, Ltd. Λ	2,000	9
SKF AB — Class B	529	15
SMC Corp.	100	16
SPX Corp.	200	16
Sumitomo Heavy Industries, Ltd.	1,000	7
THK Co., Ltd. Λ	200	5
Vallourec SA	103	12
Volvo AB — Class B ‡	2,322	41
Wartsila OYJ	218	9
Weir Group PLC	819	23
Yangzijiang Shipbuilding Holdings, Ltd. Λ	4,000	6
Marine - 0.1%
A.P. Moller — Maersk A/S — Class A	1	9
A.P. Moller — Maersk A/S — Class B	3	28
Kawasaki Kisen Kaisha, Ltd.	1,000	4
Keuhne & Nagel International AG	208	29
Mitsui O.S.K. Lines, Ltd. Λ	2,000	12
Neptune Orient Lines, Ltd. ‡	2,000	3
Nippon Yusen KK Λ	2,000	8
Orient Overseas International, Ltd.	500	5

The notes are an integral part of this report.
Transamerica Series Trust	Page 13	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Media - 0.9%
Axel Springer AG	117	$19
British Sky Broadcasting Group PLC	1,429	19
Cablevision Systems Corp. — Class A	300	10
CBS Corp. — Class B	1,000	25
Comcast Corp. — Class A	3,300	82
Comcast Corp. — Special Shares — Class A	1,000	23
Dentsu, Inc. Λ	200	5
DIRECTV — Class A ‡Λ	1,300	61
Discovery Communications, Inc. — Class A ‡Λ	600	24
Discovery Communications, Inc. — Class C ‡Λ	300	11
DISH Network Corp. — Class A ‡	400	10
Eutelsat Communications SA	243	10
Fuji Media Holdings, Inc.	6	8
Gestevision Telecinco SA ‡	1,199	14
Interpublic Group of Cos., Inc.	900	11
JC Decaux SA ‡	415	14
Jupiter Telecommunications Co., Ltd. Λ	3	3
Kabel Deutschland Holding AG ‡	206	11
Lagardere SCA	324	14
Liberty Global, Inc. — Class A ‡Λ	300	12
Liberty Global, Inc. — Class C ‡Λ	300	12
McGraw-Hill Cos., Inc.	500	20
Mediaset SpA	813	5
Modern Times Group AB — Class B	176	13
News Corp. — Class A	2,600	46
News Corp. — Class B Λ	500	9
Omnicom Group, Inc.	500	25
Pearson PLC	1,030	18
Publicis Groupe SA Λ	201	11
Reed Elsevier NV	1,038	13
Reed Elsevier PLC	1,886	16
Sanoma OYJ Λ	211	5
Scripps Networks Interactive, Inc. — Class A Λ	200	10
SES SA	372	10
Shaw Communications, Inc. — Class B Λ	900	19
Singapore Press Holdings, Ltd. Λ	2,000	6
Societe Television Francaise 1	440	8
Thomson Reuters Corp. Λ	600	24
Time Warner Cable, Inc.	500	36
Time Warner, Inc.	1,800	64
Toho Co., Ltd. Λ	400	6
Viacom, Inc. — Class B	800	37
Virgin Media, Inc. Λ	400	11
Vivendi SA	1,990	57
Walt Disney Co.	2,900	125
Wolters Kluwer NV	385	9
WPP PLC	1,510	19
Yellow Media, Inc. Λ	900	5
Metals & Mining - 1.3%
Agnico-Eagle Mines, Ltd.	200	13
Alcoa, Inc.	1,400	25
Allegheny Technologies, Inc. Λ	200	14
Alumina, Ltd.	4,729	12
Anglo American PLC	2,001	103
Antofagasta PLC	1,115	24
ArcelorMittal	1,457	53
Barrick Gold Corp.	1,600	83
BHP Billiton, Ltd.	5,657	273
BHP Billiton PLC	3,543	140
BlueScope Steel, Ltd.	4,386	9
Boliden AB	492	11
Centerra Gold, Inc.	700	13
Cliffs Natural Resources, Inc. Λ	200	20
Daido Steel Co., Ltd.	1,000	6
Eldorado Gold Corp.	1,500	24
Eramet	35	13
Eurasian Natural Resources Corp., PLC	1,302	20
First Quantum Minerals, Ltd. Λ	100	13
Fortescue Metals Group, Ltd.	1,869	12
Franco-Nevada Corp.	300	11
Freeport-McMoRan Copper & Gold, Inc.	1,500	83
Fresnillo PLC	1,101	27
Goldcorp, Inc. Λ	1,200	60
Hitachi Metals, Ltd.	400	5
Iamgold Corp.	400	9
Inmet Mining Corp.	300	21
Ivanhoe Mines, Ltd. ‡	345	9
JFE Holdings, Inc. Λ	700	20
Kazakhmys PLC	804	18
Kinross Gold Corp. Λ	1,833	29
Kobe Steel, Ltd. Λ	4,000	10
Macarthur Coal, Ltd.	913	11
Mitsubishi Materials Corp.	1,000	3
Mitsui Mining & Smelting Co., Ltd.	1,000	3
Newcrest Mining, Ltd.	1,289	53
Newmont Mining Corp.	700	38
Nippon Steel Corp. Λ	8,000	26
Norsk Hydro ASA	1,346	11
Nucor Corp. Λ	500	23
OneSteel, Ltd.	1,619	4
Osisko Mining Corp. ‡	600	9
Outokumpu OYJ Λ	385	7
OZ Minerals, Ltd.	6,340	10
Pan American Silver Corp. Λ	300	11
Randgold Resources, Ltd. ‡	100	8
Rautaruukki OYJ Λ	202	5
Rio Tinto, Ltd.	661	58
Rio Tinto, PLC	2,199	155
Salzgitter AG	111	9
Sherritt International Corp. Λ	1,600	13
Silver Wheaton Corp.	400	17
Sims Metal Management, Ltd.	662	12
SSAB AB ‡	395	6
Sumitomo Metal Industries, Ltd. Λ	5,000	11
Sumitomo Metal Mining Co., Ltd.	1,000	17
Teck Resources, Ltd. — Class B	1,000	53
ThyssenKrupp AG	354	14
U.S. Steel Corp. Λ	200	11
Vedanta Resources PLC	669	26
Voestalpine AG	161	8

The notes are an integral part of this report.
Transamerica Series Trust	Page 14	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Metals & Mining (continued)
Xstrata PLC	2,902	$68
Yamana Gold, Inc. Λ	800	10
Yamato Kogyo Co., Ltd.	100	3
Multiline Retail - 0.2%
Canadian Tire Corp., Ltd. — Class A	200	13
Dollar General Corp. ‡Λ	300	9
Dollar Tree, Inc. ‡	200	11
Family Dollar Stores, Inc.	200	10
Harvey Norman Holdings, Ltd. Λ	3,984	12
Isetan Mitsukoshi Holdings, Ltd. Λ	400	4
J. Front Retailing Co., Ltd.	1,000	4
JC Penney Co., Inc. Λ	300	11
Kohl’s Corp. Λ	400	21
Macy’s, Inc.	400	10
Marks & Spencer Group PLC	3,057	17
Marui Group Co., Ltd. Λ	300	2
Next PLC	475	15
Nordstrom, Inc. Λ	200	9
PPR SA	72	11
Sears Holdings Corp. ‡Λ	100	8
Takashimaya Co., Ltd.	1,000	6
Target Corp.	1,000	51
Multi-Utilities - 0.4%
AGL Energy, Ltd.	490	7
Alliant Energy Corp.	200	8
Ameren Corp.	800	22
CenterPoint Energy, Inc.	1,000	18
Centrica PLC	7,815	41
Dominion Resources, Inc.	800	36
DTE Energy Co. Λ	300	15
GDF Suez	2,119	86
Integrys Energy Group, Inc. Λ	300	15
MDU Resources Group, Inc.	700	16
National Grid PLC	4,849	46
NiSource, Inc.	500	10
NSTAR Λ	200	9
PG&E Corp.	600	27
Public Service Enterprise Group, Inc.	700	22
RWE AG	523	33
Scana Corp.	300	12
Sempra Energy	400	21
Suez Environnement Co.	533	11
United Utilities Group PLC	1,408	13
Veolia Environnement SA	582	18
Xcel Energy, Inc.	700	17
Office Electronics - 0.1%
Brother Industries, Ltd. Λ	300	4
Canon, Inc. Λ	1,900	83
Konica Minolta Holdings, Inc.	500	4
Ricoh Co., Ltd.	1,000	12
Xerox Corp. Λ	2,100	22
Oil, Gas & Consumable Fuels - 3.1%
Alpha Natural Resources, Inc. ‡Λ	200	12
Anadarko Petroleum Corp.	800	66
Apache Corp.	600	79
ARC Resources, Ltd. Λ	400	11
Arch Coal, Inc. Λ	300	11
Athabasca Oil Sands Corp. ‡	800	14
BG Group PLC	5,134	128
Bonavista Energy Corp. Λ	300	9
BP PLC	31,658	230
Cabot Oil & Gas Corp.	300	16
Cairn Energy PLC ‡	2,163	16
Caltex Australia, Ltd.	798	13
Cameco Corp. Λ	600	18
Canadian Natural Resources, Ltd. Λ	1,800	89
Canadian Oil Sands, Ltd. Λ	700	24
Cenovus Energy, Inc. Λ	1,100	43
Chesapeake Energy Corp. Λ	1,100	37
Chevron Corp.	3,400	364
Cimarex Energy Co. Λ	100	12
Concho Resources, Inc. ‡Λ	101	11
ConocoPhillips	2,400	192
Consol Energy, Inc. Λ	400	21
Cosmo Oil Co., Ltd.	1,000	3
Crescent Point Energy Corp. Λ	400	19
Denbury Resources, Inc. ‡Λ	500	12
Devon Energy Corp.	700	64
El Paso Corp. Λ	1,600	29
Enbridge, Inc. Λ	600	37
EnCana Corp. Λ	1,200	42
Enerplus Corp. Λ	400	13
ENI SpA	4,386	108
EOG Resources, Inc. Λ	400	47
Essar Energy PLC ‡	3,243	25
Exxon Mobil Corp.	8,500	714
Galp Energia SGPS SA — Class B	395	8
Hess Corp.	500	43
Husky Energy, Inc. Λ	300	9
Imperial Oil, Ltd. Λ	500	26
INPEX Corp. Λ	4	30
JX Holdings, Inc. Λ	4,000	27
Kinder Morgan Management LLC ‡	204	13
Marathon Oil Corp.	1,200	64
MEG Energy Corp. ‡	300	15
Murphy Oil Corp.	200	15
Neste Oil OYJ	198	4
Newfield Exploration Co. ‡Λ	200	15
Nexen, Inc.	800	20
Niko Resources, Ltd.	100	10
Noble Energy, Inc. Λ	300	29
Occidental Petroleum Corp.	1,300	136
OMV AG	286	13
Origin Energy, Ltd.	1,493	25
Pacific Rubiales Energy Corp.	300	8
Paladin Energy, Ltd. ‡Λ	2,437	9
Peabody Energy Corp. Λ	400	29
Pengrowth Energy Corp. Λ	600	8
Penn West Petroleum, Ltd. Λ	700	19
PetroBakken Energy, Ltd. — Class A Λ	400	8
Petrohawk Energy Corp. ‡Λ	500	12

The notes are an integral part of this report.
Transamerica Series Trust	Page 15	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Pioneer Natural Resources Co. Λ	200	$20
Plains Exploration & Production Co. ‡	300	11
Progress Energy Resources Corp. Λ	500	7
QEP Resources, Inc. Λ	300	12
Range Resources Corp. Λ	200	12
Repsol YPF SA	1,227	42
Royal Dutch Shell PLC — Class A Λ	5,973	216
Royal Dutch Shell PLC — Class B	4,338	157
Santos, Ltd.	1,344	22
Showa Shell Sekiyu KK Λ	1,000	10
Southwestern Energy Co. ‡Λ	600	26
Statoil ASA	1,936	54
Suncor Energy, Inc.	2,600	117
Sunoco, Inc.	600	27
Talisman Energy, Inc.	1,700	42
Total SA	3,560	217
TransCanada Corp. Λ	1,100	45
Tullow Oil PLC	836	19
Ultra Petroleum Corp. ‡Λ	400	20
Valero Energy Corp.	800	24
Vermilion Energy, Inc. Λ	300	16
Williams Cos., Inc.	900	28
Woodside Petroleum, Ltd.	946	46
Paper & Forest Products - 0.1%
Holmen AB — Class B	121	4
International Paper Co.	400	12
MeadWestvaco Corp.	300	9
Nippon Paper Group, Inc. Λ	300	6
OJI Paper Co., Ltd.	1,000	5
Sino-Forest Corp. — Class A ‡Λ	600	16
Stora Enso OYJ — Class R Λ	709	8
Svenska Cellulosa AB — Class B	923	15
UPM-Kymmene OYJ ‡	788	17
Personal Products - 0.1%
Avon Products, Inc. Λ	700	19
Beiersdorf AG	386	24
Estee Lauder Cos., Inc. — Class A Λ	300	29
L’Oreal SA	386	45
Shiseido Co., Ltd. Λ	600	10
Pharmaceuticals - 1.7%
Abbott Laboratories	2,500	123
Allergan, Inc.	500	36
Astellas Pharma, Inc. Λ	700	26
AstraZeneca PLC	2,276	105
Bayer AG	1,331	103
Bristol-Myers Squibb Co.	2,600	69
Chugai Pharmaceutical Co., Ltd. Λ	400	7
Daiichi Sankyo Co., Ltd. Λ	1,100	21
Dainippon Sumitomo Pharma Co., Ltd. Λ	400	4
Eisai Co., Ltd. Λ	400	14
Elan Corp. PLC ‡	1,067	7
Eli Lilly & Co.	1,700	60
Forest Laboratories, Inc. ‡	300	10
GlaxoSmithKline PLC	8,361	160
Hisamitsu Pharmaceutical Co., Inc.	100	4
Johnson & Johnson	4,600	272
Kyowa Hakko Kirin Co., Ltd.	1,000	9
Merck & Co., Inc.	5,000	165
Merck KGaA	157	14
Mylan, Inc. ‡Λ	400	9
Novartis AG	3,396	184
Novo Nordisk A/S — Class B	741	93
Ono Pharmaceutical Co., Ltd.	100	5
Orion OYJ — Class B ‡	152	4
Otsuka Holdings Co., Ltd. Λ	400	10
Perrigo Co. Λ	200	16
Pfizer, Inc.	13,500	273
Roche Holding AG	1,065	152
Sanofi-Aventis SA	1,688	118
Santen Pharmaceutical Co., Ltd.	100	4
Shionogi & Co., Ltd. Λ	500	9
Shire PLC	702	20
Takeda Pharmaceutical Co., Ltd. Λ	1,300	61
Teva Pharmaceutical Industries, Ltd.	1,506	76
Tsumura & Co.	100	3
UCB SA Λ	205	8
Valeant Pharmaceuticals International, Inc.	400	20
Warner Chilcott PLC — Class A Λ	600	14
Watson Pharmaceuticals, Inc. ‡Λ	200	11
Professional Services - 0.2%
Adecco SA	594	40
Bureau Veritas SA	196	15
Capital Group PLC	1,452	17
Dun & Bradstreet Corp. Λ	200	16
Equifax, Inc. Λ	300	12
Experian Group, Ltd.	1,640	20
IHS, Inc. — Class A ‡Λ	100	9
Intertek Group PLC	997	33
Manpower, Inc. Λ	200	13
Randstad Holding NV ‡	325	18
Robert Half International, Inc. Λ	300	9
SGS SA	16	28
Verisk Analytics, Inc. — Class A ‡	400	13
Real Estate Investment Trusts - 0.5%
AMB Property Corp. Λ	300	11
Annaly Capital Management, Inc.	1,000	17
Ascendas Real Estate Investment Trust Ə	2,000	3
AvalonBay Communities, Inc. Λ	100	12
Boston Properties, Inc. Λ	200	19
British Land Co., PLC Λ	2,324	21
CapitaMall Trust Λ	3,000	4
CFS Retail Property Trust	6,093	12
Corio NV	250	17
Dexus Property Group	11,082	10
Duke Realty Corp. Λ	900	13
Equity Residential Λ	500	28
Federal Realty Investment Trust Λ	300	24
Fonciere Des Regions	147	16
Gecina SA	91	13
General Growth Properties, Inc. Λ	714	11

The notes are an integral part of this report.
Transamerica Series Trust	Page 16	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Real Estate Investment Trusts (continued)
Goodman Group	13,498	$10
GPT Group	2,892	9
HCP, Inc.	500	19
Health Care REIT, Inc. Λ	200	10
Host Hotels & Resorts, Inc. Λ	1,100	19
ICADE	93	11
Japan Prime Realty Investment Corp.	2	5
Japan Real Estate Investment Corp.	1	9
Japan Retail Fund Investment Corp. Λ	2	3
Kimco Realty Corp. Λ	500	9
Klepierre	285	12
Land Securities Group PLC	1,692	20
Liberty Property Trust Λ	400	13
Link Real Estate Investment Trust	4,500	14
Macerich Co.	200	10
Mirvac Group	11,910	15
Nippon Building Fund, Inc.	1	10
Nomura Real Estate Office Fund, Inc.	1	7
Plum Creek Timber Co., Inc. Λ	200	9
ProLogis Λ	800	13
Public Storage Λ	200	22
Rayonier, Inc. Λ	200	12
Regency Centers Corp. Λ	200	9
RioCan Real Estate Investment Trust	500	13
Simon Property Group, Inc. Λ	500	54
Stockland	2,251	9
Unibail-Rodamco Se	119	26
Ventas, Inc. Λ	200	11
Vornado Realty Trust	200	18
Westfield Group	3,324	32
Westfield Retail Trust	4,825	13
Weyerhaeuser Co.	800	20
Real Estate Management & Development - 0.3%
AEON Mall Co., Ltd. Λ	300	6
Brookfield Asset Management, Inc. — Class A Λ	700	23
Brookfield Properties Corp. Λ	1,500	27
Capitaland, Ltd.	3,000	8
CapitaMalls Asia, Ltd. Λ	5,000	7
CB Richard Ellis Group, Inc. — Class A ‡ Λ	400	11
Cheung Kong Holdings, Ltd.	2,000	32
City Developments, Ltd. Λ	1,362	12
Daito Trust Construction Co., Ltd.	100	7
Daiwa House Industry Co., Ltd.	1,000	12
Global Logistic Properties, Ltd. — Class L ‡	5,000	7
Hang Lung Group, Ltd.	2,000	12
Hang Lung Properties, Ltd.	3,000	13
Henderson Land Development Co., Ltd.	1,000	7
Hopewell Holdings, Ltd.	3,000	9
Hysan Development Co., Ltd.	2,000	8
Immofinanz AG ‡	1,096	5
Keppel Land, Ltd. Λ	2,000	7
Kerry Properties, Ltd.	2,500	13
Lend Lease Corp., Ltd.	1,266	12
Mitsubishi Estate Co., Ltd.	1,700	29
Mitsui Fudosan Co., Ltd.	1,200	20
New World Development, Ltd.	4,000	7
Nomura Real Estate Holdings, Inc. Λ	200	3
NTT Urban Development Corp. Λ	4	3
Sino Land Co., Ltd.	4,000	7
Sumitomo Realty & Development Co., Ltd.	500	10
Sun Hung Kai Properties, Ltd.	2,000	32
Swire Pacific, Ltd.	1,000	15
Tokyu Land Corp.	1,000	4
Wharf Holdings, Ltd.	2,000	14
Wheelock & Co., Ltd.	2,000	8
Road & Rail - 0.3%
Asciano, Ltd.	3,144	6
Canadian National Railway Co.	700	53
Canadian Pacific Railway, Ltd.	200	13
Central Japan Railway Co. Λ	3	24
CSX Corp.	600	47
DSV A/S Λ	312	8
East Japan Railway Co. Λ	600	33
Groupe Eurotunnel SA	1,447	15
JB Hunt Transport Services, Inc. Λ	200	9
Keikyu Corp.	1,000	7
KEIO Corp.	1,000	6
Kintetsu Corp. Λ	2,000	6
MTR Corp.	3,500	13
Nippon Express Co., Ltd.	1,000	4
Norfolk Southern Corp.	500	35
Odakyu Electric Railway Co., Ltd.	1,000	8
QR National, Ltd. ‡	4,114	14
Tobu Railway Co., Ltd.	1,000	4
Tokyu Corp. Λ	2,000	8
Union Pacific Corp.	800	79
West Japan Railway Co. Λ	3	12
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc. ‡Λ	1,100	9
Advantest Corp. Λ	200	4
Altera Corp.	500	22
Analog Devices, Inc.	300	12
Applied Materials, Inc. Λ	2,300	36
ARM Holdings PLC	3,242	30
ASM Pacific Technology, Ltd.	478	6
ASML Holding NV ‡	652	29
Avago Technologies, Ltd.	400	12
Broadcom Corp. — Class A	700	28
Cree, Inc. ‡Λ	200	9
Elpida Memory, Inc. ‡Λ	200	3
Infineon Technologies AG	1,249	13
Intel Corp.	9,000	181
KLA-Tencor Corp. Λ	300	14
LAM Research Corp. ‡	200	11
Linear Technology Corp.	300	10
LSI Corp. ‡	1,800	12
Marvell Technology Group, Ltd. ‡	1,500	23
Maxim Integrated Products, Inc.	500	13
Memc Electronic Materials, Inc. ‡	1,400	18
Microchip Technology, Inc. Λ	300	11
Micron Technology, Inc. ‡Λ	1,100	13

The notes are an integral part of this report.
Transamerica Series Trust	Page 17	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
National Semiconductor Corp.	700	$10
NVIDIA Corp. ‡Λ	800	15
ROHM Co., Ltd.	200	13
STMicroelectronics NV	869	11
Sumco Corp. Λ	200	4
Texas Instruments, Inc.	1,900	65
Tokyo Electron, Ltd. Λ	300	17
Xilinx, Inc. Λ	300	10
Software - 0.7%
Activision Blizzard, Inc. Λ	2,100	23
Adobe Systems, Inc. ‡	700	23
Autodesk, Inc. ‡	300	13
Autonomy Corp. PLC ‡	638	16
BMC Software, Inc. ‡	200	10
CA, Inc. Λ	400	10
Citrix Systems, Inc. ‡	200	15
Dassault Systemes SA	142	11
Electronic Arts, Inc. ‡	500	10
Intuit, Inc. ‡	500	27
Konami Corp. Λ	200	4
Microsoft Corp.	13,000	330
NICE Systems, Ltd. ‡	66	2
Nintendo Co., Ltd. Λ	200	54
Nuance Communications, Inc. ‡Λ	500	10
Oracle Corp.	6,800	227
Oracle Corp. Japan	100	4
Red Hat, Inc. ‡Λ	600	27
Salesforce.com, Inc. ‡Λ	200	27
SAP AG	1,382	85
Square Enix Holdings Co., Ltd. Λ	200	3
Symantec Corp. ‡	1,200	22
Synopsys, Inc. ‡Λ	400	11
Trend Micro, Inc.	100	3
VMware, Inc. — Class A ‡Λ	300	24
Specialty Retail - 0.4%
ABC-Mart, Inc.	100	4
Abercrombie & Fitch Co. — Class A Λ	200	12
Advance Auto Parts, Inc. Λ	300	20
American Eagle Outfitters, Inc.	1,000	16
AutoZone, Inc. ‡Λ	100	27
Bed Bath & Beyond, Inc. ‡	300	14
Best Buy Co., Inc. Λ	600	17
CarMax, Inc. ‡Λ	300	10
Esprit Holdings, Ltd.	1,100	5
Fast Retailing Co., Ltd.	100	13
GameStop Corp. — Class A ‡Λ	500	11
Gap, Inc. Λ	500	11
Hennes & Mauritz AB — Class B	1,550	51
Home Depot, Inc. Λ	2,800	105
Inditex SA Λ	222	18
Kingfisher PLC	7,933	31
Limited Brands, Inc.	300	10
Lowe’s Cos., Inc.	2,300	62
Nitori Holdings Co., Ltd.	50	4
O’Reilly Automotive, Inc. ‡Λ	200	11
PetSmart, Inc. Λ	200	8
Ross Stores, Inc.	200	14
Sherwin-Williams Co. Λ	300	25
Shimamura Co., Ltd.	100	9
Staples, Inc. Λ	1,000	19
Tiffany & Co. Λ	200	12
TJX Cos., Inc.	500	25
Urban Outfitters, Inc. ‡Λ	400	12
Yamada Denki Co., Ltd. Λ	120	8
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	198	12
Asics Corp.	1,000	13
Burberry Group PLC	1,218	23
Christian Dior SA	82	12
Cie Financiere Richemont SA	559	32
Coach, Inc.	400	21
Gildan Activewear, Inc. — Class A	400	13
Luxottica Group SpA	371	12
LVMH Moet Hennessy Louis Vuitton SA	371	60
Nike, Inc. — Class B Λ	600	45
Pandora A/S ‡Λ	130	7
Polo Ralph Lauren Corp. — Class A Λ	100	12
Swatch Group AG/The-BR	68	30
Swatch Group AG/The-Reg	278	22
V.F. Corp. Λ	100	10
Yue Yuen Industrial Holdings	1,000	3
Thrifts & Mortgage Finance - 0.0% ∞
Hudson City Bancorp, Inc. Λ	1,600	15
New York Community Bancorp, Inc. Λ	500	9
People’s United Financial, Inc. Λ	1,800	23
Tobacco - 0.4%
Altria Group, Inc.	3,400	89
British American Tobacco PLC	3,635	146
Imperial Tobacco Group PLC	1,412	44
Japan Tobacco, Inc. Λ	7	25
Lorillard, Inc. Λ	200	19
Philip Morris International, Inc.	3,000	196
Reynolds American, Inc. Λ	400	14
Swedish Match AB	360	12
Trading Companies & Distributors - 0.2%
Fastenal Co. Λ	200	13
Finning International, Inc.	500	15
ITOCHU Corp. Λ	3,000	31
Marubeni Corp. Λ	2,400	17
Mitsubishi Corp. Λ	2,300	65
Mitsui & Co., Ltd. Λ	2,800	50
Noble Group, Ltd. Λ	6,000	10
Sojitz Corp.	2,100	4
Sumitomo Corp. Λ	1,800	26
Toyota Tsusho Corp. Λ	200	3
Wolseley PLC ‡	829	28
WW Grainger, Inc.	100	14
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	687	15
Aeroports de Paris	124	11

The notes are an integral part of this report.
Transamerica Series Trust	Page 18	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Transportation Infrastructure (continued)
Atlantia SpA	485		$11
Auckland International Airport, Ltd.	1,874		3
Brisa Auto-Estradas de Portugal SA	234		2
Fraport AG Frankfurt Airport Services Worldwide	206		15
Kamigumi Co., Ltd.	1,000		9
Koninklijke Vopak NV	177		9
MAp Group	4,864		14
Transurban Group	1,751		10
Water Utilities - 0.0% ∞
American Water Works Co., Inc.	300		8
Severn Trent PLC	970		23
Wireless Telecommunication Services - 0.4%
American Tower Corp. — Class A ‡	700		36
Cellcom Israel, Ltd.	95		3
Crown Castle International Corp. ‡	300		13
KDDI Corp. Λ	5		31
MetroPCS Communications, Inc. ‡Λ	900		15
Millicom International Cellular SA	129		12
Mobistar SA	113		8
NII Holdings, Inc. ‡	500		21
NTT DoCoMo, Inc. Λ	25		44
Partner Communications Co., Ltd.	258		5
Rogers Communications, Inc. — Class B Λ	600		22
SBA Communications Corp. — Class A ‡Λ	200		8
Softbank Corp. Λ	1,400		56
Sprint Nextel Corp. ‡Λ	5,100		24
Starhub, Ltd.	4,000		9
Telephone & Data Systems, Inc. Λ	400		13
Vodafone Group PLC	87,939		248

Total Common Stocks (cost $37,927)			42,588

RIGHT - 0.0% ∞
Automobiles - 0.0% ∞
Porsche Automobil Holding SE ‡	298		3
Total Right (cost $3)

WARRANT - 0.0% ∞
Metals & Mining - 0.0% ∞
Kinross Gold Corp. ‡ Λ
Expiration: 09/17/2014
Exercise Price: $21.30	33	$	♦
Total Warrant (cost $♦)

SECURITIES LENDING COLLATERAL - 10.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	13,641,229		13,641
Total Securities Lending Collateral (cost $13,641)

	Principal	Value

REPURCHASE AGREEMENT - 11.0%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $14,852 on 04/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 04/01/2025 — 06/01/2025, with a total value of $15,150.	$14,852	14,852
Total Repurchase Agreement (cost $14,852)

Total Investment Securities (cost $144,640) #		148,590
Other Assets and Liabilities — Net		(13,318)

Net Assets		$135,272

FUTURES CONTRACTS: g

				Net Unrealized Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

10-Year U.S. Treasury Note	Long	7	06/21/2011	$(4)
2-Year U.S. Treasury Note	Long	4	06/30/2011	(1)
30-Year U.S. Treasury Bond	Long	2	06/21/2011	(2)
ASX SPI 200 Index	Long	1	06/16/2011	6
Euro Stoxx 50 Index	Long	12	06/17/2011	8
FTSE 100 Index	Long	3	06/17/2011	5
MSCI EAFE E-mini Index	Long	58	06/17/2011	160
OMX 30 Index	Long	3	04/15/2011	2
S&P 500 E-Mini Index	Long	103	06/17/2011	215
S&P TSE 60 Index	Long	4	06/16/2011	25

TOPIX Index	Long	3	06/10/2011	(25)

				$389

The notes are an integral part of this report.
Transamerica Series Trust	Page 19	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

				Net Unrealized
			Amount in U.S.	Appreciation
Currency	Bought (Sold)	Settlement Date	Dollars Bought (Sold)	(Depreciation)

Australian Dollar	116	06/15/2011	$115	$4
Canadian Dollar	515	06/15/2011	529	2
Euro	(721)	06/15/2011	(1,000)	(20)
Euro	266	06/15/2011	370	7
Euro	905	06/15/2011	1,258	21
Euro	(184)	06/15/2011	(251)	(9)
Japanese Yen	16,378	06/15/2011	199	(2)
Pound Sterling	124	06/15/2011	200	(1)

				$2

	Percentage of
INVESTMENTS BY COUNTRY:	Total Investments		Value

United States	63.0%		$93,573
United Kingdom	3.0		4,440
Japan	2.6		3,886
Canada	1.9		2,805
Germany	1.4		2,077
Australia	1.3		1,899
France	1.3		1,865
Switzerland	1.2		1,747
Spain	0.6		849
Netherlands	0.5		756
Sweden	0.4		607
Italy	0.4		537
Israel	0.3		472
Hong Kong	0.3		439
Austria	0.3		396
Bermuda	0.2		365
Brazil	0.2		325
Mexico	0.2		323
Singapore	0.2		316
Supranational	0.2		282
Cayman Islands	0.2		267
Norway	0.2		261
Luxembourg	0.2		259
Ireland	0.1		222
Denmark	0.1		214
Netherlands Antilles	0.1		210
Finland	0.1		206
Belgium	0.1		176
Jersey, Channel Islands	0.1		114
Portugal	0.0	∞	51
Greece	0.0	∞	46
Guernsey, Channel Islands	0.0	∞	30
Panama	0.0	∞	27
New Zealand	0.0	∞	20
Isle of Man	0.0	∞	13
Liberia	0.0	∞	12
Mauritius	0.0	∞	5
Cyprus	0.0	∞	5

Investment Securities, at Value	80.8		120,097
Short-Term Investments	19.2		28,493

Total Investments	100.0%		$148,590

The notes are an integral part of this report.
Transamerica Series Trust	Page 20	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $13,251.

*	Floating or variable rate note. Rate is listed as of 03/31/2011.

Ž	The security has a perpetual maturity. The date shown is the next call date.

∞	Percentage rounds to less than 0.1%.

g	Cash in the amount of $1,059 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

♦	Amount rounds to less than $1 or zero.

‡	Non-income producing security.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had an aggregate market value of $37, or 0.03%, of the fund’s net assets.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $144,640. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,175 and $1,225, respectively. Net unrealized appreciation for tax purposes is $3,950.

Г	Contract amounts are not in thousands.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $214, or 0.16%, of the fund’s net assets.

ADR	American Depositary Receipt

FTSE	Financial Times Stock Exchange

PPS	Price Protected Shares

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

RSP	Refers to Risparmio shares, which are savings shares on the Italian Stock Exchange

TBA	To Be Announced
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Common Stocks	$23,258	$19,319	$11	$42,588
Corporate Debt Securities	—	14,841	—	14,841
Foreign Government Obligation	—	1,139	—	1,139
Mortgage-Backed Securities	—	1,428	—	1,428
Municipal Government Obligation	—	126	—	126
Preferred Corporate Debt Security	—	106	—	106
Preferred Stocks	—	85	—	85
Repurchase Agreement	—	14,852	—	14,852
Right	—	3	—	3
Securities Lending Collateral	13,641	—	—	13,641
Short-Term U.S. Government Obligation	—	2,700	—	2,700
U.S. Government Agency Obligations	—	28,046	—	28,046
U.S. Government Obligations	—	29,035	—	29,035
Warrant	♦	—	—	♦

Total	$36,899	$111,680	$11	$148,590

The notes are an integral part of this report.
Transamerica Series Trust	Page 21	March 31, 2011 Form N-Q

Transamerica AllianceBernstein Dynamic Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Other Financial Instruments ₣	Prices	Observable Inputs	Unobservable Inputs	Total at 03/31/2011

Futures Contracts — Appreciation	$421	$—	$—	$421
Futures Contracts — Depreciation	(32)	—	—	(32)
Forward Foreign Currency Contracts — Appreciation	—	34	—	34
Forward Foreign Currency Contracts — Depreciation	—	(32)	—	(32)

Total	$389	$2	$—	$391

Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
						Net Change in				Appreciation/
						Unrealized				(Depreciation) on
	Beginning Balance			Accrued Discounts/	Total Realized	Appreciation	Transfers into Level	Transfers out of	Ending Balance at	Investments Held at
Securities	at 12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)	3 ¥	Level 3	03/31/2011	03/31/2011

Common Stocks	$—	$—	$—	$—	$—	$—	$11	$—	$11	$(2)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

¥	Transferred into Level 3 because of unavailability of observable inputs.

The notes are an integral part of this report.
Transamerica Series Trust	Page 22	March 31, 2011 Form N-Q

Transamerica Asset Allocation — Conservative VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.2%
Bonds - 52.6%
Transamerica AEGON Flexible Income €	1,298,621	$11,817
Transamerica AEGON High Yield Bond €	2,021,984	18,986
Transamerica AEGON Short-Term Bond €	21,003,602	216,337
Transamerica AEGON U.S. Government Securities VP Ж	507,901	6,506
Transamerica JPMorgan Core Bond €	23,513,447	240,779
Transamerica JPMorgan International Bond €	2,059,422	22,324
Transamerica Morgan Stanley Emerging Markets Debt €	2,817,268	29,384
Transamerica PIMCO Total Return VP Ж	24,650,034	287,420
Capital Markets - 4.6%
Transamerica WMC Quality Value €	6,409,068	72,551
Capital Preservation - 0.1%
Transamerica AEGON Money Market VP Ж	1,498,327	1,498
Global/International Stocks - 7.6%
Transamerica Hansberger International Value €	370,978	3,035
Transamerica MFS International Equity €	2,839,338	25,810
Transamerica Neuberger Berman International €	2,034,968	19,719
Transamerica Oppenheimer Developing Markets €	1,100,021	15,290
Transamerica Schroders International Small Cap €	1,586,949	16,711
Transamerica Thornburg International Value €	2,316,378	27,448
Transamerica WMC Emerging Markets €	903,651	12,425
Inflation-Protected Securities - 7.5%
Transamerica PIMCO Real Return TIPS €	10,903,361	117,865
Tactical and Specialty - 5.6%
Transamerica BlackRock Global Allocation €	1,538,075	17,688
Transamerica Clarion Global Real Estate Securities VP Ж	1,230,365	14,285
Transamerica Federated Market Opportunity VP Ж	2,149,442	25,772
Transamerica Loomis Sayles Bond €	2,862,342	31,141
U.S. Stocks - 22.2%
Transamerica BlackRock Large Cap Value VP Ж	4,748,979	70,807
Transamerica Jennison Growth €	7,138	93
Transamerica Jennison Growth VP Ж	11,446,894	94,667
Transamerica JPMorgan Mid Cap Value VP Ж	871,925	12,451
Transamerica Morgan Stanley Growth Opportunities VP Ж	227,331	3,519
Transamerica Morgan Stanley Mid-Cap Growth €	370,753	5,283
Transamerica Morgan Stanley Small Company Growth €	1,001,463	13,209
Transamerica Oppenheimer Small- & Mid- Cap Value €	959,346	10,332
Transamerica Third Avenue Value €	627,842	15,144
Transamerica UBS Large Cap Value €	3,236,578	32,754
Transamerica WMC Diversified Equity VP Ж	1,152,105	23,607
Transamerica WMC Diversified Growth VP Ж	2,899,005	68,561

Total Investment Securities (cost $1,470,892) #		1,585,218
Other Assets and Liabilities — Net		(3,424)

Net Assets		$1,581,794

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

#	Aggregate cost for federal income tax purposes is $1,470,892. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $120,051 and $5,725, respectively. Net unrealized appreciation for tax purposes is $114,326.
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Investment Companies	$1,585,218	$—	$—	$1,585,218

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Asset Allocation — Growth VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Capital Markets - 10.1%
Transamerica WMC Quality Value €	10,136,534	$114,746
Capital Preservation - 0.1%
Transamerica AEGON Money Market VP Ж	586,381	586
Global/International Stocks - 21.8%
Transamerica Hansberger International Value €	1,792,486	14,663
Transamerica MFS International Equity €	2,708,046	24,616
Transamerica Neuberger Berman International €	4,747,559	46,004
Transamerica Oppenheimer Developing Markets €	4,135,697	57,486
Transamerica Schroders International Small Cap €	4,364,040	45,953
Transamerica Thornburg International Value €	3,659,829	43,369
Transamerica WMC Emerging Markets €	1,020,013	14,025
Tactical and Specialty - 11.2%
Transamerica BlackRock Global Allocation €	2,826,539	32,505
Transamerica Clarion Global Real Estate Securities VP Ж	5,211,768	60,509
Transamerica Federated Market Opportunity VP Ж	287,674	3,449
Transamerica First Quadrant Global Macro € ‡	1,709,285	10,324
Transamerica Goldman Sachs Commodity Strategy €	1,177,196	14,173
Transamerica JPMorgan Long/Short Strategy € ‡	732,686	5,935
U.S. Stocks - 56.8%
Transamerica BlackRock Large Cap Value VP Ж	7,539,341	112,412
Transamerica Jennison Growth €	418,286	5,446
Transamerica Jennison Growth VP Ж	22,980,841	190,052
Transamerica JPMorgan Mid Cap Value VP Ж	2,263,278	32,320
Transamerica Morgan Stanley Growth Opportunities VP Ж	1,277,266	19,772
Transamerica Morgan Stanley Mid-Cap Growth €	1,696,311	24,172
Transamerica Morgan Stanley Small Company Growth €	1,400,604	18,474
Transamerica Oppenheimer Small- & Mid-Cap Value €	2,494,262	26,863
Transamerica Third Avenue Value €	1,552,787	37,453
Transamerica UBS Large Cap Value €	5,649,926	57,177
Transamerica WMC Diversified Equity VP Ж	757,548	15,522
Transamerica WMC Diversified Growth VP Ж	4,364,635	103,224

Total Investment Securities (cost $1,074,036) #		1,131,230
Other Assets and Liabilities — Net		(69)

Net Assets		$1,131,161

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $1,074,036. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $101,561 and $44,367, respectively. Net unrealized appreciation for tax purposes is $57,194.
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Investment Companies	$1,131,230	$—	$—	$1,131,230

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Asset Allocation — Moderate VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.9%
Bonds - 37.8%
Transamerica AEGON Flexible Income €	2,597,361	$23,636
Transamerica AEGON High Yield Bond €	3,517,400	33,028
Transamerica AEGON Short-Term Bond €	25,248,149	260,056
Transamerica JPMorgan Core Bond €	33,597,917	344,043
Transamerica JPMorgan International Bond €	5,783,431	62,692
Transamerica Morgan Stanley Emerging Markets Debt €	5,807,657	60,574
Transamerica PIMCO Total Return VP Ж	43,072,724	502,227
Capital Markets - 5.5%
Transamerica WMC Quality Value €	16,466,304	186,399
Capital Preservation - 0.1%
Transamerica AEGON Money Market VP Ж	4,221,701	4,222
Global/International Stocks - 13.8%
Transamerica Hansberger International Value €	3,939,330	32,224
Transamerica MFS International Equity €	10,820,898	98,362
Transamerica Neuberger Berman International €	6,670,343	64,636
Transamerica Oppenheimer Developing Markets €	4,676,549	65,004
Transamerica Schroders International Small Cap €	4,836,918	50,933
Transamerica Thornburg International Value €	9,887,287	117,163
Transamerica WMC Emerging Markets €	2,909,202	40,002
Inflation-Protected Securities - 6.4%
Transamerica PIMCO Real Return TIPS €	20,134,440	217,653
Tactical and Specialty - 7.5%
Transamerica BlackRock Global Allocation €	5,155,304	59,286
Transamerica Clarion Global Real Estate Securities VP Ж	5,780,119	67,107
Transamerica Federated Market Opportunity VP Ж	3,282,746	39,360
Transamerica Loomis Sayles Bond €	8,103,280	88,164
U.S. Stocks - 28.8%
Transamerica BlackRock Large Cap Value VP Ж	12,814,233	191,060
Transamerica Jennison Growth €	11,604	151
Transamerica Jennison Growth VP Ж	33,960,294	280,851
Transamerica JPMorgan Mid Cap Value VP Ж	2,078,686	29,684
Transamerica Morgan Stanley Growth Opportunities VP Ж	1,612,449	24,961
Transamerica Morgan Stanley Mid-Cap Growth €	2,213,417	31,541
Transamerica Morgan Stanley Small Company Growth €	2,793,766	36,850
Transamerica Oppenheimer Small- & Mid-Cap Value €	3,947,730	42,517
Transamerica Third Avenue Value €	1,679,438	40,508
Transamerica UBS Large Cap Value €	8,885,333	89,920
Transamerica WMC Diversified Equity VP Ж	1,755,485	35,970
Transamerica WMC Diversified Growth VP Ж	7,362,452	174,122

Total Investment Securities (cost $3,133,810) #		3,394,906
Other Assets and Liabilities — Net		2,929

Net Assets		$3,397,835

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

#	Aggregate cost for federal income tax purposes is $3,133,810. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $284,986 and $23,890, respectively. Net unrealized appreciation for tax purposes is $261,096.
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Investment Companies	$3,394,906	$—	$—	$3,394,906

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Asset Allocation — Moderate Growth VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.0%
Bonds — 22.1%
Transamerica AEGON Flexible Income €	1,833,260	$16,683
Transamerica AEGON High Yield Bond €	3,112,745	29,229
Transamerica AEGON Short-Term Bond €	18,573,205	191,304
Transamerica JPMorgan Core Bond €	29,248,776	299,507
Transamerica JPMorgan International Bond €	15,494,096	167,956
Transamerica Morgan Stanley Emerging Markets Debt €	6,351,026	66,241
Transamerica PIMCO Total Return VP Ж	34,752,728	405,217
Capital Markets — 7.1%
Transamerica WMC Quality Value €	33,255,383	376,451
Capital Preservation — 0.1%
Transamerica AEGON Money Market VP Ж	6,029,548	6,030
Global/International Stocks — 18.7%
Transamerica Hansberger International Value €	6,463,286	52,870
Transamerica MFS International Equity €	13,202,501	120,011
Transamerica Neuberger Berman International €	15,794,580	153,049
Transamerica Oppenheimer Developing Markets €	12,848,266	178,591
Transamerica Schroders International Small Cap €	14,623,449	153,985
Transamerica Thornburg International Value €	21,768,329	257,954
Transamerica WMC Emerging Markets €	5,763,490	79,248
Inflation-Protected Securities — 2.7%
Transamerica PIMCO Real Return TIPS €	13,286,301	143,625
Tactical and Specialty — 8.1%
Transamerica BlackRock Global Allocation €	13,062,299	150,216
Transamerica Clarion Global Real Estate Securities VP Ж	16,993,937	197,300
Transamerica Federated Market Opportunity VP Ж	2,942,612	35,282
Transamerica Loomis Sayles Bond €	4,582,180	49,854
U.S. Stocks — 41.2%
Transamerica BlackRock Large Cap Value VP Ж	26,302,231	392,166
Transamerica Jennison Growth €	16,856	219
Transamerica Jennison Growth VP Ж	83,800,716	693,031
Transamerica JPMorgan Mid Cap Value VP Ж	7,873,947	112,440
Transamerica Morgan Stanley Growth Opportunities VP Ж	2,933,153	45,405
Transamerica Morgan Stanley Mid-Cap Growth €	8,280,111	117,992
Transamerica Morgan Stanley Small Company Growth €	4,761,149	62,800
Transamerica Oppenheimer Small- & Mid- Cap Value €	9,788,190	105,419
Transamerica Third Avenue Value €	4,487,062	108,228
Transamerica UBS Large Cap Value €	18,224,941	184,436
Transamerica WMC Diversified Equity VP Ж	2,887,835	59,172
Transamerica WMC Diversified Growth VP Ж	13,278,543	314,038

Total Investment Companies (cost $5,033,393) #		5,325,949
Other Assets and Liabilities — Net		389

Net Assets		$5,326,338

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

#	Aggregate cost for federal income tax purposes is $5,033,393. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $421,448 and $128,892, respectively. Net unrealized appreciation for tax purposes is $292,556.
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Investment Companies	$5,325,949	$—	$—	$5,325,949

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica BlackRock Global Allocation VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANY - 99.9%
Capital Markets - 99.9%
BlackRock Global Allocation V.I.	49,005,984	$818,890

Total Investment Company (cost $748,863) #		818,890
Other Assets and Liabilities — Net		1,158

Net Assets		$820,048

NOTES TO SCHEDULE OF INVESTMENTS:

#	Aggregate cost for federal income tax purposes is $748,863. Aggregate net/gross unrealized appreciation for all securities in which there is an excess of value over tax cost were $70,027.
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Investment Company	$818,890	$—	$—	$818,890

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica BlackRock Large Cap Value VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 100.0%
Aerospace & Defense - 1.2%
Raytheon Co. Λ	360,000	$18,313
Auto Components - 0.5%
Autoliv, Inc. Λ	110,000	8,165
Beverages - 0.3%
Constellation Brands, Inc. — Class A ‡ Λ	260,000	5,273
Biotechnology - 1.7%
Amgen, Inc. ‡ Λ	490,000	26,191
Capital Markets - 0.3%
Ameriprise Financial, Inc.	80,000	4,886
Chemicals - 4.6%
Albemarle Corp.	110,000	6,575
Cabot Corp.	307,000	14,211
Cytec Industries, Inc. Λ	171,000	9,297
Huntsman Corp.	860,000	14,946
Lubrizol Corp.	110,000	14,735
RPM International, Inc. Λ	492,700	11,692
Commercial Banks - 3.6%
Fifth Third Bancorp	1,110,000	15,407
Huntington Bancshares, Inc.	2,210,000	14,674
KeyCorp	1,820,000	16,162
Popular, Inc. ‡ Λ	1,230,000	3,579
Wells Fargo & Co.	160,000	5,072
Commercial Services & Supplies - 0.6%
Avery Dennison Corp. Λ	210,000	8,811
Cintas Corp. Λ	10,000	303
Communications Equipment - 1.0%
Echostar Corp. — Class A ‡ Λ	20,000	757
Motorola Solutions, Inc. ‡ Λ	340,000	15,195
Computers & Peripherals - 2.5%
Lexmark International, Inc. — Class A ‡ Λ	158,000	5,852
Seagate Technology PLC ‡ Λ	1,090,000	15,696
Western Digital Corp. ‡ Λ	450,000	16,780
Consumer Finance - 3.3%
Capital One Financial Corp.	390,000	20,265
Discover Financial Services Λ	660,000	15,919
SLM Corp. ‡ Λ	960,000	14,688
Containers & Packaging - 1.1%
Crown Holdings, Inc. ‡	180,000	6,944
Sealed Air Corp. Λ	369,000	9,838
Diversified Financial Services - 3.0%
Ares Capital Corp. Λ	120,000	2,028
Bank of America Corp. Λ	180,000	2,399
Citigroup, Inc. ‡	6,850,000	30,277
JPMorgan Chase & Co.	250,000	11,525
Diversified Telecommunication Services - 4.2%
AT&T, Inc.	280,000	8,568
Qwest Communications International, Inc.	2,370,000	16,187
Verizon Communications, Inc. Λ	1,030,000	39,696
Electric Utilities - 2.2%
Edison International	460,000	16,831
FirstEnergy Corp.	190,000	7,047
NV Energy, Inc.	610,000	9,083
Electrical Equipment - 0.3%
Thomas & Betts Corp. ‡	88,800	5,281
Electronic Equipment & Instruments - 1.4%
Corning, Inc. Λ	1,020,000	21,043
Energy Equipment & Services - 1.6%
Nabors Industries, Ltd. ‡ Λ	550,000	16,709
SEACOR Holdings, Inc. Λ	80,000	7,397
Food & Staples Retailing - 2.5%
Kroger Co.	790,000	18,935
Safeway, Inc. Λ	740,000	17,420
Food Products - 1.0%
Tyson Foods, Inc. — Class A Λ	840,000	16,120
Gas Utilities - 0.2%
UGI Corp.	82,000	2,698
Health Care Providers & Services - 10.8%
Aetna, Inc.	490,000	18,341
AmerisourceBergen Corp. — Class A Λ	400,000	15,824
Cardinal Health, Inc.	400,000	16,452
CIGNA Corp.	410,000	18,155
Community Health Systems, Inc. ‡	219,900	8,794
Coventry Health Care, Inc. ‡ Λ	210,000	6,697
Health Net, Inc. ‡ Λ	210,000	6,867
Humana, Inc. ‡	270,000	18,884
Lincare Holdings, Inc. Λ	294,750	8,742
UnitedHealth Group, Inc.	630,000	28,475
WellPoint, Inc.	300,000	20,936
Hotels, Restaurants & Leisure - 0.5%
Wyndham Worldwide Corp. Λ	240,000	7,634
Household Products - 0.4%
Procter & Gamble Co.	110,000	6,776
Independent Power Producers & Energy Traders - 1.6%
AES Corp. ‡ Λ	520,000	6,760
GenOn Energy, Inc. ‡ Λ	1,832,827	6,983
NRG Energy, Inc. ‡ Λ	528,600	11,386
Industrial Conglomerates - 1.4%
General Electric Co.	1,060,000	21,253
Insurance - 6.8%
American Financial Group, Inc.	304,400	10,660
American International Group, Inc. ‡ Λ	340,000	11,948
Assurant, Inc.	331,200	12,755
Axis Capital Holdings, Ltd. Λ	220,000	7,682
Berkshire Hathaway, Inc. — Class B ‡ Λ	30,000	2,509
Endurance Specialty Holdings, Ltd. Λ	90,700	4,428
HCC Insurance Holdings, Inc. Λ	388,400	12,161
Principal Financial Group, Inc. Λ	140,000	4,495
Travelers Cos., Inc. Λ	60,000	3,569
Unitrin, Inc.	114,891	3,548
Unum Group Λ	640,000	16,800
XL Group PLC — Class A Λ	550,000	13,530
Internet & Catalog Retail - 0.8%
Expedia, Inc. Λ	270,000	6,118
Liberty Media Corp. — Interactive — Series A ‡ Λ	350,000	5,614
IT Services - 0.4%
Computer Sciences Corp. Λ	121,600	5,926
Machinery - 1.9%
Manitowoc Co., Inc. Λ	340,000	7,439
Oshkosh Corp. ‡	137,000	4,847
Timken Co.	223,000	11,664
Trinity Industries, Inc. Λ	160,000	5,867
Media - 4.7%
CBS Corp. — Class B Λ	810,000	20,282

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica BlackRock Large Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Media — (continued)
Comcast Corp. — Class A	1,250,000	$30,901
DISH Network Corp. — Class A ‡ Λ	300,000	7,308
News Corp. — Class A	420,000	7,375
Virgin Media, Inc. Λ	230,000	6,392
Metals & Mining - 1.3%
Alcoa, Inc. Λ	1,130,000	19,945
Multiline Retail - 1.1%
Macy’s, Inc.	720,000	17,467
Multi-Utilities - 1.7%
CMS Energy Corp. Λ	240,500	4,723
Integrys Energy Group, Inc. Λ	140,000	7,071
NiSource, Inc. Λ	756,400	14,509
Oil, Gas & Consumable Fuels - 10.1%
Chevron Corp. Λ	140,000	15,040
ConocoPhillips	400,000	31,943
Marathon Oil Corp. Λ	430,000	22,923
Murphy Oil Corp.	240,000	17,621
SM Energy Co. Λ	50,000	3,710
Southern Union Co. Λ	100,000	2,862
Teekay Corp. Λ	338,500	12,501
Tesoro Corp. ‡ Λ	660,000	17,708
Valero Energy Corp.	670,000	19,979
Walter Energy, Inc. Λ	90,000	12,189
Paper & Forest Products - 2.2%
International Paper Co. Λ	530,000	15,995
MeadWestvaco Corp. Λ	570,000	17,289
Pharmaceuticals - 6.3%
Bristol-Myers Squibb Co. Λ	960,000	25,373
Eli Lilly & Co. Λ	620,000	21,805
Endo Pharmaceuticals Holdings, Inc. ‡ Λ	130,000	4,961
Forest Laboratories, Inc. ‡	520,000	16,796
Johnson & Johnson Λ	350,000	20,738
Pfizer, Inc.	340,000	6,905
Semiconductors & Semiconductor Equipment - 3.7%
Intel Corp. Λ	1,140,000	22,993
KLA-Tencor Corp. Λ	110,000	5,211
Novellus Systems, Inc. ‡ Λ	220,000	8,169
Texas Instruments, Inc. Λ	590,000	20,390
Software - 1.6%
CA, Inc. Λ	385,100	9,312
Symantec Corp. ‡	820,000	15,203
Specialty Retail - 2.8%
GameStop Corp. — Class A ‡ Λ	590,000	13,287
Gap, Inc. Λ	599,000	13,573
Limited Brands, Inc. Λ	480,000	15,783
Tobacco - 1.3%
Philip Morris International, Inc.	300,000	19,689
Wireless Telecommunication Services - 1.5%
Sprint Nextel Corp. ‡ Λ	3,920,000	18,189
Telephone & Data Systems, Inc. Λ	140,000	4,718

Total Common Stocks (cost $1,316,825)		1,538,817

SHORT-TERM INVESTMENT COMPANY - 0.0%∞
Capital Markets 0.0%∞
BlackRock Provident TempFund 24 ◊	329,799	330
Total Short-Term Investment Company (cost $330)

SECURITIES LENDING COLLATERAL - 17.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	270,828,990	$270,829
Total Securities Lending Collateral (cost $270,829)

Total Investment Securities (cost $1,587,984) #		1,809,976
Other Assets and Liabilities — Net		(270,731)

Net Assets		$1,539,245

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $264,215.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

◊	The investment issuer is affiliated with the sub-adviser of the fund.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $1,587,984. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $240,613 and $18,621, respectively. Net unrealized appreciation for tax purposes is $221,992.
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Common Stocks	$1,497,090	$41,727	$—	$1,538,817
Securities Lending Collateral	270,829	—		270,829

Short-Term Investment Companies	330	—		330

Total	$1,768,249	$41,727	$—	$1,809,976

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica BlackRock Tactical Allocation VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.8%
Bonds - 26.3%
Transamerica JPMorgan Core Bond VP Ж	2,672,762	$33,917
Transamerica PIMCO Total Return VP Ж	2,914,439	33,983
Global/International Stocks - 4.9%
Transamerica MFS International Equity VP Ж	1,765,092	12,726
Tactical and Specialty - 24.9%
Transamerica BlackRock Global Allocation €	1,789,967	20,585
Transamerica Loomis Sayles Bond €	4,021,929	43,758
U.S. Stocks - 43.7%
Transamerica BlackRock Large Cap Value VP Ж	2,061,636	30,739
Transamerica Jennison Growth VP Ж	4,189,112	34,645
Transamerica JPMorgan Mid Cap Value VP Ж	1,463,376	20,897
Transamerica Morgan Stanley Mid-Cap Growth VP Ж	835,821	26,470

Total Investment Companies (cost $240,919) #		257,720
Other Assets and Liabilities — Net		529

Net Assets		$258,249

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

#	Aggregate cost for federal income tax purposes is $240,919. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $17,327 and $526, respectively. Net unrealized appreciation for tax purposes is $16,801.

VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Investment Companies	$257,720	$—	$—	$257,720

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Clarion Global Real Estate Securities VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.9%
Australia - 9.7%
Dexus Property Group REIT	7,898,260	$6,944
Goodman Group REIT	7,226,106	5,120
GPT Group REIT	2,401,813	7,801
ING Office Fund REIT	6,260,300	4,015
Lend Lease Corp., Ltd.	121,328	1,138
Mirvac Group REIT	2,486,144	3,202
Stockland REIT	2,086,920	8,008
Westfield Group REIT	1,104,888	10,674
Westfield Retail Trust REIT	2,712,957	7,352
Bermuda - 2.1%
Great Eagle Holdings, Ltd.	667,900	2,237
Hongkong Land Holdings, Ltd.	1,313,600	9,195
Brazil - 0.2%
Sonae Sierra Brasil SA ‡	84,100	1,195
Canada - 3.4%
Brookfield Asset Management, Inc. — Class A	51,900	1,685
Brookfield Properties Corp.	308,801	5,472
Calloway REIT	102,200	2,720
Canadian REIT	32,000	1,144
Primaris Retail REIT	76,900	1,689
RioCan Real Estate Investment Trust	235,500	6,184
Cayman Islands - 0.7%
Evergrande Real Estate Group, Ltd.	3,165,000	1,741
Longfor Properties Co., Ltd.	1,155,000	1,952
France - 7.4%
Accor SA	58,870	2,645
Gecina SA REIT	421	58
ICADE REIT	43,190	5,330
Klepierre REIT	82,020	3,329
Mercialys SA REIT	71,253	2,840
Nexity SA	55,490	2,752
Societe Immobiliere de Location pour I’Industrie et le Commerce REIT Λ	12,966	1,817
Unibail-Rodamco Se REIT	104,498	22,637
Germany - 0.2%
IVG Immobilien AG ‡	163,578	1,357
Hong Kong - 9.6%
Cheung Kong Holdings, Ltd.	1,044,843	17,059
Hang Lung Group, Ltd.	513,652	3,206
Hang Lung Properties, Ltd.	913,800	3,988
Hysan Development Co., Ltd.	232,400	956
Link Real Estate Investment Trust REIT	2,120,300	6,651
Sun Hung Kai Properties, Ltd.	1,102,255	17,459
Wharf Holdings, Ltd.	579,837	4,010
Japan - 12.2%
Advance Residence Investment Corp. - Class A REIT	927	1,823
Daito Trust Construction Co., Ltd. Λ	40,800	2,811
Daiwa House Industry Co., Ltd. Λ	269,600	3,312
Frontier Real Estate Investment Corp. REIT	377	3,345
Japan Real Estate Investment Corp. REIT Λ	605	5,725
Japan Retail Fund Investment Corp. REIT Λ	1,924	3,012
Kenedix Realty Investment Corp. REIT	228	937
Mitsubishi Estate Co., Ltd.	989,590	16,738
Mitsui Fudosan Co., Ltd.	691,010	11,406
Nippon Accommodations Fund, Inc. REIT	269	1,931
Nippon Building Fund, Inc. REIT	438	4,265
Nomura Real Estate Holdings, Inc. Λ	142,000	2,153
Sumitomo Realty & Development Co., Ltd. Λ	391,000	7,822
United Urban Investment Corp. — Class A REIT Λ	1,914	2,418
Netherlands - 1.3%
Corio NV REIT	56,410	3,946
Eurocommercial Properties NV REIT	42,811	2,121
Wereldhave NV REIT	11,280	1,205
Norway - 0.2%
Norwegian Property ASA ‡	623,430	1,144
Singapore - 4.4%
Capitacommercial Trust REIT Λ	4,148,000	4,574
Capitaland, Ltd.	2,156,200	5,645
CapitaMall Trust REIT	1,551,769	2,314
CapitaMalls Asia, Ltd.	389,300	550
City Developments, Ltd.	105,400	963
Frasers Centrepoint Trust REIT	475,300	573
Global Logistic Properties, Ltd. — Class L ‡	3,811,600	5,655
Keppel Land, Ltd. Λ	891,000	3,174
Suntec REIT	919,000	1,123
Sweden - 0.5%
Castellum AB Λ	127,563	1,855
Hufvudstaden AB — Class A Λ	99,692	1,187
Switzerland - 0.4%
Swiss Prime Site AG ‡	30,225	2,384
United Kingdom - 4.6%
British Land Co., PLC REIT Λ	464,846	4,120
Derwent London PLC REIT	196,129	5,169
Grainger PLC	517,282	890
Great Portland Estates PLC REIT	472,680	2,925
Hammerson PLC REIT	238,827	1,712
Land Securities Group PLC REIT	651,882	7,672
Safestore Holdings PLC	684,905	1,681
Segro PLC REIT	244,312	1,260
United States - 42.0%
Alexandria Real Estate Equities, Inc. REIT	80,800	6,300
AMB Property Corp. REIT Λ	148,630	5,346
Apartment Investment & Management Co. — Class A REIT Λ	211,000	5,374
AvalonBay Communities, Inc. REIT Λ	87,049	10,453
Boston Properties, Inc. REIT Λ	167,700	15,906
BRE Properties, Inc. REIT Λ	124,900	5,893
Developers Diversified Realty Corp. REIT Λ	353,100	4,943
Equity Residential REIT Λ	295,800	16,686
Federal Realty Investment Trust REIT Λ	82,800	6,753
General Growth Properties, Inc. REIT Λ	612,506	9,482
HCP, Inc. REIT	231,300	8,776
Health Care REIT, Inc. REIT	48,000	2,517
Highwoods Properties, Inc. REIT Λ	68,200	2,388
Host Hotels & Resorts, Inc. REIT Λ	674,605	11,880
Kimco Realty Corp. REIT Λ	152,400	2,795
Liberty Property Trust REIT Λ	219,725	7,229
Macerich Co. REIT Λ	262,292	12,991
Nationwide Health Properties, Inc. REIT Λ	180,200	7,664
Pebblebrook Hotel Trust REIT Λ	80,200	1,776
ProLogis REIT Λ	602,800	9,633
Public Storage REIT Λ	58,580	6,497
Regency Centers Corp. REIT Λ	128,666	5,594
Simon Property Group, Inc. REIT Λ	187,459	20,088
SL Green Realty Corp. REIT Λ	95,300	7,167
Starwood Hotels & Resorts Worldwide, Inc. Λ	103,200	5,998
Tanger Factory Outlet Centers REIT Λ	85,000	2,230
Taubman Centers, Inc. REIT Λ	83,771	4,488
UDR, Inc. REIT Λ	299,284	7,294
Ventas, Inc. REIT Λ	74,193	4,029
Vornado Realty Trust REIT	173,185	15,154

Total Common Stocks (cost $456,847)		550,426

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Clarion Global Real Estate Securities VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

WARRANT - 0.1%
India - 0.0%
Unitech, Ltd. ‡
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	$323
Total Warrant (cost $2,188)

SECURITIES LENDING COLLATERAL - 23.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28%▲	130,779,631	130,780
Total Securities Lending Collateral (cost $130,780)

	Principal	Value

REPURCHASE AGREEMENT - 1.1%

State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $6,365 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2025, with a value of $6,495.	$6,365	6,365
Total Repurchase Agreement (cost $6,365)

Total Investment Securities (cost $596,180) #		687,894
Other Assets and Liabilities — Net		(131,340)

Net Assets		$556,554

	Percentage of
INVESTMENTS BY INDUSTRY (unaudited):	Total Investments	Value

Real Estate Investment Trusts	57.7%	$397,011
Real Estate Management & Development	21.1	145,095
Hotels, Restaurants & Leisure	1.3	8,643

Investment Securities, at Value	80.1	550,749
Short-Term Investments	19.9	137,145

Total Investments	100.0%	$687,894

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $126,961.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $596,180. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $99,950 and $8,236, respectively. Net unrealized appreciation for tax purposes is $91,714.
DEFINITION:
REIT Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Clarion Global Real Estate Securities VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Common Stocks	$268,537	$281,889	$—	$550,426
Repurchase Agreement	—	6,365	—	6,365
Securities Lending Collateral	130,780	—		130,780
Warrants	—	323	—	323

Total	$399,317	$288,577	$—	$687,894

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Efficient Markets VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 100.1%
Capital Markets - 100.1%
DFA Emerging Markets Value Portfolio	37,120	$1,352
DFA International Small Capital Value Portfolio	282,320	5,127
DFA International Value Portfolio	315,453	6,054
DFA Large Capital International Portfolio	574,305	11,842
DFA U.S. Large Company Portfolio	2,327,388	24,345
DFA U.S. Targeted Value Portfolio	653,705	11,786
Vanguard Intermediate-Term Bond ETF	106,592	8,738
Vanguard Long-Term Bond ETF	40,181	3,143
Vanguard Short-Term Bond ETF	155,680	12,480

Vanguard Total Bond Market ETF Λ	103,024	8,244

Total Investment Companies (cost $85,044)		93,111

SECURITIES LENDING COLLATERAL - 2.9%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	2,714,100	2,714
Total Securities Lending Collateral (cost $2,714)

	Principal	Value

REPURCHASE AGREEMENT - 0.4%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $367 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2025, with a value of $375.	$367	367
Total Repurchase Agreement (cost $367)

Total Investment Securities (cost $88,125) #		96,192
Other Assets and Liabilities — Net		(3,131)

Net Assets		$93,061

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $2,657.
▲	Rate shown reflects the yield at 03/31/2011.
#	Aggregate cost for federal income tax purposes is $88,125. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,292 and $225, respectively. Net unrealized appreciation for tax purposes is $8,067.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2
		Other	Level 3-
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$93,111	$—	$—	$93,110
Securities Lending Collateral	2,714	—	—	2,714
Repurchase Agreement	—	367	—	367

Total	$95,825	$367	$—	$96,192

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 51.3%
Australia - 1.2%
Ampella Mining, Ltd. ‡	50,000	$155
Centamin Egypt, Ltd. ‡	130,000	281
Perseus Mining, Ltd. ‡	75,000	240
Telstra Corp., Ltd.	800,000	2,334
Bermuda - 1.0%
Nabors Industries, Ltd. ‡	87,000	2,643
Canada - 0.9%
East Asia Minerals Corp. ‡	40,000	242
Fortuna Silver Mines, Inc. ‡	45,000	246
Imperial Metals Corp. ‡	7,000	160
Kirkland Lake Gold, Inc. ‡	9,000	126
Lake Shore Gold Corp. ‡	80,000	337
Mansfield Minerals, Inc. ‡Λ	67,000	180
Minera Andes, Inc. ‡	100,000	304
Mountain Province Diamonds, Inc. ‡	15,000	92
Osisko Mining Corp. ‡	30,990	446
Yamana Gold, Inc. Λ	25,000	308
China - 1.3%
PetroChina Co., Ltd. ADR	22,000	3,350
France - 1.3%
Total SA	55,000	3,348
Ireland - 1.1%
Accenture PLC - Class A	53,000	2,913
Israel - 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	51,000	2,559
Japan - 6.2%
Asahi Kasei Corp. Λ	455,000	3,070
Ibiden Co., Ltd. Λ	48,000	1,516
Keyence Corp. Λ	5,000	1,280
Mitsumi Electric Co., Ltd. Λ	30,000	399
NTT DoCoMo, Inc. Λ	1,500	2,636
Pacific Metals Co., Ltd.	150,000	1,109
Sankyo Co., Ltd. Λ	54,000	2,769
Sega Sammy Holdings, Inc. Λ	82,000	1,425
UBE Industries, Ltd. Λ	625,000	1,991
Korea, Republic of - 0.9%
Samsung Electronics Co., Ltd.	2,700	2,294
Switzerland - 1.6%
Actelion, Ltd. ‡	28,000	1,611
Noble Corp. Λ	57,000	2,600
United Kingdom - 3.1%
AstraZeneca PLC	34,000	1,562
Ensco PLC ADR	61,000	3,527
National Grid PLC	300,000	2,859
United States - 31.7%
Albemarle Corp.	55,000	3,287
American Eagle Outfitters, Inc.	125,000	1,986
Apple, Inc. ‡	10,000	3,485
Becton, Dickinson and Co. Λ	41,000	3,264
Big Lots, Inc. ‡Λ	69,000	2,997
BJ’s Wholesale Club, Inc. ‡Λ	32,000	1,562
Booz Allen Hamilton Holding Corp. - Class A ‡	87,000	1,567
Chevron Corp.	17,000	1,826
Chico’s FAS, Inc. Λ	161,000	2,399
CMS Energy Corp. Λ	78,000	1,532
ConocoPhillips	27,000	2,156
CVS Caremark Corp.	82,000	2,814
Express Scripts, Inc. ‡	40,000	2,224
Family Dollar Stores, Inc.	45,000	2,309
First Niagara Financial Group, Inc. Λ	98,000	1,331
Franklin Resources, Inc. Λ	21,000	2,627
Gilead Sciences, Inc. ‡	88,000	3,735
Google, Inc. - Class A ‡Λ	3,000	1,759
Greif, Inc. - Class A Λ	36,000	2,355
Itron, Inc. ‡	15,000	847
Medco Health Solutions, Inc. ‡	51,000	2,864
New York Community Bancorp, Inc. Λ	98,000	1,691
Oceaneering International, Inc. ‡	16,000	1,431
Pharmaceutical Product Development, Inc. Λ	95,000	2,632
PNC Financial Services Group, Inc.	50,000	3,149
Praxair, Inc. Λ	29,405	2,988
Quest Diagnostics, Inc.	65,000	3,753
Regal Beloit Corp. Λ	36,000	2,658
Royal Gold, Inc. Λ	7,000	367
SRA International, Inc. - Class A ‡	30,200	856
Superior Energy Services, Inc. ‡Λ	35,000	1,435
TJX Cos., Inc.	70,000	3,481
Union Pacific Corp.	33,000	3,245
Valero Energy Corp.	141,000	4,205
Watson Pharmaceuticals, Inc. ‡Λ	30,000	1,680

Total Common Stocks (cost $123,583)		133,409

INVESTMENT COMPANIES - 8.7%
Canada - 4.8%
Central Fund of Canada, Ltd. - Class A Λ	553,000	12,371
United States - 3.9%
PowerShares DB Agriculture Fund	300,000	10,272

Total Investment Companies (cost $15,560)		22,643

	Notional Amount	Value

PURCHASED OPTIONS - 1.7%
Put Options - 1.7%
iShares Russell 2000 Index Fund	$500	35
Put Strike $72.00
Expires 04/16/2011

SPDR S&P 500 ETF Trust	300	2,250
Put Strike $140.00
Expires 04/16/2011

SPDR S&P 500 ETF Trust	300	2,250
Put Strike $140.00
Expires 05/21/2011
Total Purchased Options (cost $6,020)		4,535

	Shares	Value

SECURITIES LENDING COLLATERAL - 15.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28%▲	40,236,841	40,237
Total Securities Lending Collateral (cost $40,237)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

REPURCHASE AGREEMENT - 36.7%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $95,460 on 04/01/2011. Collateralized by a U.S. Government Obligation, 3.13%, due 04/30/2017, with a value of $97,374.	$95,460	$95,460
Total Repurchase Agreement (cost $95,460)

Total Investment Securities (cost $280,860) #		296,284
Other Assets and Liabilities — Net		(36,128)

Net Assets		$260,156

FORWARD FOREIGN CURRENCY CONTRACTS:

				Net Unrealized
	Bought		Amount in U.S. Dollars Bought	Appreciation
Currency	(Sold)	Settlement Date	(Sold)	(Depreciation)

Australian Dollar	(2,400)	06/16/2011	$(2,402)	$(56)
Canadian Dollar	(2,300)	07/20/2011	(2,350)	(16)
Euro	(1,700)	07/20/2011	(2,337)	(66)
Japanese Yen	(592,986)	06/28/2011	(7,334)	201
Japanese Yen	(734,291)	06/28/2011	(9,082)	247
Peruvian Sol	2,732	04/11/2011	956	17
Peruvian Sol	(2,732)	04/11/2011	(961)	(12)
Pound Sterling	(2,420)	04/26/2011	(3,938)	57
Swiss Franc	(1,550)	05/31/2011	(1,618)	(71)

				$301

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Capital Markets	8.5%	$25,270
Oil, Gas & Consumable Fuels	5.0	14,885
Energy Equipment & Services	3.9	11,636
Chemicals	3.8	11,336
Health Care Providers & Services	2.9	8,841
Specialty Retail	2.7	7,866
Pharmaceuticals	2.0	5,801
Biotechnology	1.8	5,346
IT Services	1.8	5,336
Multiline Retail	1.8	5,306
Metals & Mining	1.5	4,593
Derivative	1.5	4,535
Commercial Banks	1.5	4,480
Multi-Utilities	1.5	4,391
Food & Staples Retailing	1.5	4,376
Leisure Equipment & Products	1.4	4,194
Electronic Equipment & Instruments	1.4	4,042
Computers & Peripherals	1.2	3,485
Health Care Equipment & Supplies	1.1	3,264
Road & Rail	1.1	3,245
Electrical Equipment	0.9	2,658
Wireless Telecommunication Services	0.9	2,636
Life Sciences Tools & Services	0.9	2,632

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Federated Market Opportunity VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments	Value
Containers & Packaging	0.8%	$2,355
Diversified Telecommunication Services	0.8	2,334
Semiconductors & Semiconductor Equipment	0.8	2,294
Internet Software & Services	0.6	1,759
Thrifts & Mortgage Finance	0.6	1,691

Investment Securities, at Value	54.2	160,587
Short-Term Investments	45.8	135,697

Total Investments	100.0%	$296,284

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $38,958.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $280,860. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,862 and $3,438, respectively. Net unrealized appreciation for tax purposes is $15,424.
DEFINITIONS:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011

Common Stocks	$87,581	$45,828	$—	$133,409
Investment Companies	22,643	—	—	22,643
Purchased Options	4,535	—	—	4,535
Repurchase Agreement	—	95,460	—	95,460
Securities Lending Collateral	40,237	—	—	40,237

Total	$154,996	$141,288	$—	$296,284

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	03/31/2011

Forward Foreign Currency Contracts - Appreciation	$—	$522	$—	$522
Forward Foreign Currency Contracts - Depreciation	—	(221)	—	(221)

Total	$—	$301	$—	$301

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Foxhall Emerging Markets/Pacific Rim VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 93.0%
Capital Markets - 70.8%
iShares MSCI EAFE Index Fund Λ	141,847	$8,524
iShares MSCI Emerging Markets Index Fund	296,740	14,448
SPDR S&P Emerging Markets ETF Λ	189,238	14,250
Vanguard MSCI EAFE ETF	228,472	8,524
Emerging Market — Equity - 22.2%
Vanguard MSCI Emerging Markets ETF Λ	293,660	14,366

Total Investment Companies (cost $58,667)		60,112

SECURITIES LENDING COLLATERAL - 2.3%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	1,479,325	1,479
Total Securities Lending Collateral (cost $1,479)

	Principal	Value

REPURCHASE AGREEMENT - 7.4%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $4,807 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/01/2025, with a value of $4,906.	$4,807	4,807
Total Repurchase Agreement (cost $4,807)

Total Investment Securities (cost $64,953) #		66,398
Other Assets and Liabilities — Net		(1,733)

Net Assets		$64,665

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $1,446.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $64,953. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $1,445.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$60,112	$—	$—	$60,112
Securities Lending Collateral	1,479	—	—	1,479
Repurchase Agreement	—	4,807	—	4,807

Total	$61,591	$4,807	$—	$66,398

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Foxhall Global Conservative VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 93.0%
Capital Markets - 93.0%
Greenhaven Continous Commodity Index Fund	12,576	$443
iShares Barclays Short Treasury Bond Fund	79,330	8,745
iShares MSCI EAFE Index Fund Λ	44,126	2,652
iShares MSCI Emerging Markets Index Fund Λ	37,777	1,839
iShares Russell 3000 Index Fund Λ	45,541	3,610
Market Vectors — Hard Asset Producers ETF	10,705	454
PIMCO Enhanced Short Maturity Strategy Fund	14,579	1,471
PowerShares VRDO Tax Free Weekly Portfolio	290,988	7,272
SPDR Barclays Capital 1-3 Month T-Bill ETF Λ	190,721	8,745

Total Investment Companies (cost $34,629)		35,231

SECURITIES LENDING COLLATERAL - 9.1%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	3,434,431	3,434

Total Securities Lending Collateral (cost $3,434)

	Principal	Value

REPURCHASE AGREEMENT - 7.2%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $2,716 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/01/2025, with a value of $2,770.	$2,716	2,716
Total Repurchase Agreement (cost $2,716)

Total Investment Securities (cost $40,779) #		41,381
Other Assets and Liabilities — Net		(3,508)

Net Assets		$37,873

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,360.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $40,779. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $611 and $9, respectively. Net unrealized appreciation for tax purposes is $602.
DEFINITIONS:

ETF	Exchange-Traded Fund
VRDO	Variable Rate Demand Obligations
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$35,231	$—	$—	$35,231
Securities Lending Collateral	3,434	—	—	3,434
Repurchase Agreement	—	2,716	—	2,716

Total	$38,665	$2,716	$—	$41,381

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Foxhall Global Growth VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 93.9%
Capital Markets - 93.9%
Greenhaven Continous Commodity Index Fund	82,062	$2,891
iShares Dow Jones U.S. Index Fund Λ	174,489	11,712
iShares MSCI EAFE Index Fund Λ	145,706	8,755
iShares MSCI Emerging Markets Index Fund Λ	250,211	12,183
iShares Russell 3000 Index Fund Λ	147,926	11,725
Market Vectors — Hard Asset Producers ETF	70,363	2,987
Vanguard MSCI EAFE ETF	234,633	8,754

Total Investment Companies (cost $55,015)		59,007

SECURITIES LENDING COLLATERAL - 19.6%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	12,315,495	12,315
Total Securities Lending Collateral (cost $12,315)

	Principal	Value

REPURCHASE AGREEMENT - 6.3%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $3,972 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/01/2025, with a value of $4,054.	$3,972	3,972
Total Repurchase Agreement (cost $3,972)

Total Investment Securities (cost $71,302) #		75,294
Other Assets and Liabilities — Net		(12,423)

Net Assets		$62,871

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $12,047.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $71,302. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $3,992.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$59,007	$—	$—	$59,007
Securities Lending Collateral	12,315	—	—	12,315
Repurchase Agreement	—	3,972	—	3,972

Total	$71,322	$3,972	$—	$75,294

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Foxhall Global Hard Asset VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 93.6%
Capital Markets - 93.6%
Greenhaven Continous Commodity Index Fund	363,022	$12,789
iShares MSCI Canada Index Fund Λ	83,074	2,795
iShares S&P Emerging Markets Infrastructure Index Fund	62,381	2,244
iShares S&P Global Infrastructure Index Fund Λ	256,661	9,478
iShares S&P North American Natural Resources Sector Index Fund Λ	118,667	5,560
Market Vectors — Hard Asset Producers ETF	395,499	16,789
Vanguard Materials ETF Λ	38,357	3,351

Total Investment Companies (cost $46,953)		53,006

SECURITIES LENDING COLLATERAL - 19.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	11,242,600	11,243
Total Securities Lending Collateral (cost $11,243)

	Principal	Value

REPURCHASE AGREEMENT - 11.8%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $6,677 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/01/2025, with a value of $6,811.	$6,677	6,677
Total Repurchase Agreement (cost $6,677)

Total Investment Securities (cost $64,873) #		70,926
Other Assets and Liabilities — Net		(14,276)

Net Assets		$56,650

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $10,994.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $64,873. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $6,053.
DEFINITION:

ETF	Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$53,006	$—	$—	$53,006
Securities Lending Collateral	11,243	—	—	11,243
Repurchase Agreement	—	6,677	—	6,677

Total	$64,249	$6,677	$—	$70,926

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Hanlon Balanced VP

SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 98.6%
Capital Markets - 93.6%
CurrencyShares Australian Dollar Trust	15,048	$1,562
CurrencyShares Canadian Dollar Trust Λ	14,965	1,535
CurrencyShares Swiss Franc Trust	13,713	1,479
iShares Barclays Aggregate Bond Fund	17,845	1,876
iShares Barclays Intermediate Credit Bond Fund	14,391	1,516
iShares Barclays MBS Bond Fund	31,728	3,345
iShares Barclays TIPS Bond Fund Λ	45,089	4,922
iShares iBoxx $ High Yield Corporate Bond Fund Λ	32,060	2,948
iShares MSCI South Korea Index Fund	29,248	1,882
iShares S&P500 Growth Index Fund	27,444	1,886
iShares S&P U.S. Preferred Stock Index Fund	47,889	1,899
PIMCO 1-5 Year U.S. TIPS Index Fund	67,260	3,593
PIMCO 15+ Year U.S. TIPS Index Fund	35,301	1,921
PIMCO Enhanced Short Maturity Strategy Fund	14,446	1,458
PowerShares Build America Bond Portfolio	74,287	1,871
PowerShares DB Gold Fund Λ	37,640	1,900
PowerShares DB Precious Metals Fund Λ	35,748	1,948
PowerShares DB Silver Fund Λ	22,584	1,494
PowerShares Emerging Markets Sovereign Debt Portfolio	71,804	1,897
PowerShares Financial Preferred Portfolio	105,087	1,906
ProShares Short 20+ Year Treasury ETF	68,262	3,025
ProShares Ultra Gold	16,289	1,159
Proshares Ultra Silver	4,557	1,026
SPDR Barclays Capital High Yield Bond Fund ETF Λ	150,012	6,074
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	125,857	2,999
SPDR S&P Oil & Gas Equipment & Services ETF Λ	44,467	1,955
SSC Government Money Market Fund	1,547,014	$1,547
SSgA Money Market Fund	1,547,014	1,547
SSgA Prime Money Market Fund	1,547,014	1,547
State Street Institutional Liquid Reserves Fund	1,547,014	1,547
Vanguard Short-Term Bond ETF	18,486	1,482
Vanguard Short-Term Corporate Bond ETF	19,596	1,517
WisdomTree Dreyfus Brazilian Real Fund Λ	53,123	1,466
WisdomTree Dreyfus Emerging Currency Fund	49,886	1,141
Emerging Market - Equity - 5.0%
Vanguard MSCI Emerging Markets ETF	77,107	3,772

Total Investment Companies (cost $73,677)		74,642

SECURITIES LENDING COLLATERAL - 21.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	16,109,984	16,110
Total Securities Lending Collateral (cost $16,110)

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $1,547 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, with a value of $1,581.	$1,547	1,547
Total Repurchase Agreement (cost $1,547)

Total Investment Securities (cost $91,334) #		92,299
Other Assets and Liabilities — Net		(16,590)

Net Assets		$75,709

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $15,749.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $91,334. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,150 and $185, respectively. Net unrealized appreciation for tax purposes is $965.
DEFINITIONS:

ETF	Exchange-Traded Fund

MBS	Mortgage-Backed Security

TIPS	Treasury Inflation Protected Security
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Investment Companies	$74,642	$—	$—	$74,642
Securities Lending Collateral	16,110	—	—	16,110
Repurchase Agreement	—	1,547	—	1,547

Total	$90,752	$1,547	$—	$92,299

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Hanlon Growth VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 96.1%
Capital Markets - 86.2%
iShares Barclays Aggregate Bond Fund	24,452	$2,571
iShares Barclays MBS Bond Fund	24,502	2,583
iShares Barclays TIPS Bond Fund Λ	24,107	2,632
iShares MSCI South Korea Index Fund	40,717	2,620
iShares S&P 500 Growth Index Fund	38,206	2,625
iShares S&P U.S. Preferred Stock Index Fund	66,247	2,627
PIMCO 1-5 Year U.S. TIPS Index Fund	46,181	2,467
PIMCO 15+ Year U.S. TIPS Index Fund	45,810	2,493
PowerShares Build America Bond Portfolio	101,152	2,548
PowerShares DB Precious Metals Fund Λ	48,888	2,662
PowerShares Emerging Markets Sovereign Debt Portfolio	98,339	2,598
PowerShares Financial Preferred Portfolio	142,299	2,581
ProShares Ultra Gold	18,664	1,328
Proshares Ultra Silver	5,605	1,262
SPDR S&P Oil & Gas Equipment & Services ETF Λ	61,761	2,715
SSC Government Money Market Fund	2,317,803	2,318
SSgA Money Market Fund	2,317,803	2,318
SSgA Prime Money Market Fund	2,317,803	2,318
State Street Institutional Liquid Reserves Fund	2,317,803	2,318
Emerging Market - Equity - 9.9%
Vanguard MSCI Emerging Markets ETF	107,343	$5,251

Total Investment Companies (cost $50,088)		50,835

SECURITIES LENDING COLLATERAL - 16.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	8,487,627	8,488
Total Securities Lending Collateral (cost $8,488)

	Principal	Value
REPURCHASE AGREEMENT - 4.4%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $2,318 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/01/2025, with a value of $2,365.	$2,318	2,318
Total Repurchase Agreement (cost $2,318)

Total Investment Securities (cost $60,894) #		61,641
Other Assets and Liabilities — Net		(8,727)

Net Assets		$52,914

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $5,961.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $60,894. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $789 and $42, respectively. Net unrealized appreciation for tax purposes is $747.
DEFINITIONS:

ETF	Exchange-Traded Fund
MBS	Mortgage-Backed Security
TIPS	Treasury Inflation Protected Security
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011
Investment Companies	$50,835	$—	$—	$50,835
Securities Lending Collateral	8,488	—	—	8,488
Repurchase Agreement	—	2,318	—	2,318

Total	$59,323	$2,318	$—	$61,641

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Hanlon Growth and Income VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.0%
Capital Markets - 90.6%
CurrencyShares Australian Dollar Trust	9,607	$997
CurrencyShares Canadian Dollar Trust Λ	9,636	989
CurrencyShares Swiss Franc Trust	9,078	979
iShares Barclays Aggregate Bond Fund	17,516	1,841
iShares Barclays Intermediate Credit Bond Fund	4,843	510
iShares Barclays MBS Bond Fund	22,010	2,320
iShares Barclays TIPS Bond Fund Λ	26,869	2,934
iShares iBoxx $ High Yield Corporate Bond Fund Λ	9,957	916
iShares MSCI South Korea Index Fund	29,507	1,899
iShares S&P 500 Growth Index Fund	27,687	1,902
iShares S&P U.S. Preferred Stock Index Fund	47,533	1,885
PIMCO 1-5 Year U.S. TIPS Index Fund	43,977	2,349
PIMCO 15+ Year U.S. TIPS Index Fund	34,099	1,856
PIMCO Enhanced Short Maturity Strategy Fund	4,511	455
PowerShares Build America Bond Portfolio	71,830	1,809
PowerShares DB Gold Fund Λ	19,430	981
PowerShares DB Precious Metals Fund Λ	34,537	1,882
PowerShares Emerging Markets Sovereign Debt Portfolio	69,857	1,846
PowerShares Financial Preferred Portfolio	100,304	1,820
ProShares Short 20+ Year Treasury ETF	22,071	978
ProShares Ultra Gold	14,039	999
Proshares Ultra Silver	4,100	923
SPDR Barclays Capital High Yield Bond Fund ETF Λ	50,437	2,042
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	40,019	954
SPDR S&P Oil & Gas Equipment & Services ETF Λ	44,301	1,948
SSC Government Money Market Fund	1,406,443	1,406
SSgA Money Market Fund	1,406,443	1,406
SSgA Prime Money Market Fund	1,406,443	1,406
State Street Institutional Liquid Reserves Fund	1,406,443	1,406
Vanguard Short-Term Bond ETF	6,063	486
Vanguard Short-Term Corporate Bond ETF	6,593	510
WisdomTree Dreyfus Brazilian Real Fund Λ	33,304	919
WisdomTree Dreyfus Emerging Currency Fund	32,636	747
Emerging Market — Equity - 7.4%
Vanguard MSCI Emerging Markets ETF	77,790	3,805

Total Investment Companies (cost $49,448)		50,105

SECURITIES LENDING COLLATERAL - 19.2%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	9,842,815	9,843
Total Securities Lending Collateral (cost $9,843)

	Principal	Value

REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $1,406 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2025, with a value of $1,435.	$1,406	1,406
Total Repurchase Agreement (cost $1,406)

Total Investment Securities (cost $60,697) #		61,354
Other Assets and Liabilities — Net		(10,196)

Net Assets		$51,158

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $9,626.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $60,697. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $757 and $100, respectively. Net unrealized appreciation for tax purposes is $657.
DEFINITIONS:

ETF	Exchange-Traded Fund
MBS	Mortgage-Backed Security
TIPS	Treasury Inflation Protected Security
VALUATION SUMMARY: Э

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Value at 03/31/2011

Investment Companies	$50,105	$—	$—	$50,105
Securities Lending Collateral	9,843	—	—	9,843
Repurchase Agreement	—	1,406	—	1,406

Total	$59,948	$1,406	$—	$61,354

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust		March 31, 2011 Form N-Q

Transamerica Hanlon Managed Income VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 95.3%
Capital Markets - 95.3%
CurrencyShares Australian Dollar Trust	54,303	$5,637
CurrencyShares Canadian Dollar Trust Λ	54,374	5,578
CurrencyShares Swiss Franc Trust	47,962	5,174
iShares Barclays Intermediate Credit Bond Fund	98,384	10,361
iShares Barclays MBS Bond Fund	99,297	10,468
iShares Barclays TIPS Bond Fund Λ	191,466	20,900
iShares iBoxx $ High Yield Corporate Bond Fund Λ	268,895	24,729
PIMCO 1-5 Year U.S. TIPS Index Fund	237,151	12,669
PIMCO Enhanced Short Maturity Strategy Fund	102,850	10,381
ProShares Short 20+ Year Treasury ETF	480,377	21,290
SPDR Barclays Capital High Yield Bond Fund ETF Λ	608,961	24,658
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF	882,760	21,036
SSC Government Money Market Fund	12,797,129	12,797
SSgA Money Market Fund	12,797,129	12,797
SSgA Prime Money Market Fund	12,797,129	12,797
State Street Institutional Liquid Reserves Fund	12,797,129	12,797
Vanguard Short-Term Bond ETF	130,232	10,439
Vanguard Short-Term Corporate Bond ETF	33,415	2,587
WisdomTree Dreyfus Brazilian Real Fund Λ	205,485	5,669
WisdomTree Dreyfus Emerging Currency Fund	175,937	4,025

Total Investment Companies (cost $245,430)		246,789

	Shares	Value

SECURITIES LENDING COLLATERAL - 21.4%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	55,404,450	$55,404
Total Securities Lending Collateral (cost $55,404)

	Principal	Value

REPURCHASE AGREEMENT - 4.9%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $12,797 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 07/15/2025, with a value of $13,055.	$12,797	12,797
Total Repurchase Agreement (cost $12,797)
Total Investment Securities (cost $313,631) #		314,990
Other Assets and Liabilities — Net		(55,942)

Net Assets		$259,048

NOTES TO SCHEDULE OF INVESTMENTS:
Λ All or a portion of this security is on loan. The value of all securities on loan is $54,168.
▲ Rate shown reflects the yield at 03/31/2011.
# Aggregate cost for federal income tax purposes is $313,631. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,174 and $815, respectively. Net unrealized appreciation for tax purposes is $1,359.
DEFINITIONS:

ETF	Exchange-Traded Fund
MBS	Mortgage-Backed Security
TIPS	Treasury Inflation Protected Security
VALUATION SUMMARY: Э

		Level 2 -Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011
Investment Companies	$246,789	$—	$—	$246,789
Securities Lending Collateral	55,404	—	—	55,404
Repurchase Agreement	—	12,797	—	12,797

Total	$302,193	$12,797	$—	$314,990

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust		March 31, 2011 Form N-Q

Transamerica Index 35 VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 98.8%
Capital Markets - 88.7%
Vanguard Extended Market ETF	50,507	$2,983
Vanguard Index Stock Market ETF Λ	162,880	11,191
Vanguard Intermediate-Term Bond ETF	229,794	18,839
Vanguard Long-Term Bond ETF	92,011	7,197
Vanguard MSCI EAFE ETF	60,043	2,240
Vanguard S&P 500 ETF	187,279	11,353
Vanguard Short-Term Bond ETF	345,916	27,729
Vanguard Total Bond Market ETF	219,230	17,543
Emerging Market - Equity - 4.0%
Vanguard MSCI Emerging Markets ETF	90,180	4,412
Growth - Large Cap - 2.4%
Vanguard Growth ETF	1	♦
Vanguard Large-Capital ETF	44,102	2,680
Growth - Small Cap - 0.0% ∞
Vanguard Small-Capital ETF	2	♦
Region Fund - Asian Pacific - 2.2%
Vanguard MSCI Pacific ETF	43,708	2,440
Region Fund - European - 1.5%
Vanguard MSCI European ETF	31,200	1,621
Value - Large Cap - 0.0% ∞
Vanguard Value ETF Λ	7	♦

Total Investment Companies (cost $108,791)		110,228

SECURITIES LENDING COLLATERAL - 1.0%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	1,115,368	1,115
Total Securities Lending Collateral (cost $1,115)

	Principal	Value

REPURCHASE AGREEMENT - 1.5%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $1,728 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 04/01/2025, with a value of $1,767.	$1,728	1,728
Total Repurchase Agreement (cost $1,728)

Total Investment Securities (cost $111,634) #		113,071
Other Assets and Liabilities — Net		(1,484)

Net Assets		$111,587

NOTES TO SCHEDULE OF INVESTMENTS:

Λ All or a portion of this security is on loan. The value of all securities on loan is $1,091.
∞  Percentage rounds to less than 0.1%.
♦  Value and/or principal is less than $1.
▲  Rate shown reflects the yield at 03/31/2011.
#  Aggregate cost for federal income tax purposes is $111,634. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,363 and $926, respectively. Net unrealized appreciation for tax purposes is $1,437.
DEFINITION:
ETF            Exchange Traded Fund
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011
Investment Companies	$110,228	$—	$—	$110,228
Repurchase Agreement	—	1,728	—	1,728
Securities Lending Collateral	1,115	—	—	1,115

Total	$111,343	$1,728	$—	$113,071

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2011 Form N-Q

Transamerica Index 50 VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.7%
Capital Markets - 86.5%
Vanguard Extended Market ETF	259,899	$15,350
Vanguard Index Stock Market ETF Λ	865,690	59,482
Vanguard MSCI EAFE ETF	455,100	16,980
Vanguard S&P 500 ETF	1,042,450	63,193
Vanguard Total Bond Market ETF	2,637,846	211,080
Emerging Market - Equity - 4.6%
Vanguard MSCI Emerging Markets ETF	400,838	19,609
Growth - Large Cap - 3.2%
Vanguard Growth ETF Λ	4	♦
Vanguard Large-Capital ETF Λ	219,496	13,339
Growth - Small Cap - 0.0%
Vanguard Small-Capital ETF Λ	6	♦
Region Fund - Asian Pacific - 2.7%
Vanguard MSCI Pacific ETF	201,653	11,258
Region Fund - European - 2.7%
Vanguard MSCI European ETF	218,707	11,362
Value - Large Cap - 0.0% ∞
Vanguard Value ETF	1	♦

Total Investment Companies (cost $399,275)		421,653

SECURITIES LENDING COLLATERAL - 1.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	7,723,820	7,724
Total Securities Lending Collateral (cost $7,724)

	Principal	Value

REPURCHASE AGREEMENT - 1.4%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $6,133 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2025, with a value of $6,259.	$6,133	6,133
Total Repurchase Agreement (cost $6,133)
Total Investment Securities (cost $413,132) #		435,510
Other Assets and Liabilities — Net		(12,267)

Net Assets		$423,243

NOTES TO SCHEDULE OF INVESTMENTS:

Λ All or a portion of this security is on loan. The value of all securities on loan is $7,558.
∞ Percentage rounds to less than 0.1%.
♦ Value is less than $1.
▲ Rate shown reflects the yield at 03/31/2011.
# Aggregate cost for federal income tax purposes is $413,132. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $22,378.
DEFINITION:
ETF Exchange Traded Fund
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011
Investment Companies	$421,653	$—	$—	$421,653
Securities Lending Collateral	7,724	—	—	7,724
Repurchase Agreement	—	6,133	—	6,133

Total	$429,377	$6,133	$—	$435,510

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust		March 31, 2011 Form N-Q

Transamerica Index 75 VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 99.8%
Capital Markets - 77.2%
Vanguard Extended Market ETF Λ	675,084	$39,870
Vanguard Index Stock Market ETF Λ	2,556,020	175,625
Vanguard MSCI EAFE ETF	1,112,210	41,497
Vanguard S&P 500 ETF	2,736,580	165,891
Vanguard Total Bond Market ETF Λ	2,528,282	202,314
Emerging Market - Equity - 7.3%
Vanguard MSCI Emerging Markets ETF Λ	1,201,780	58,791
Growth - Large Cap - 5.8%
Vanguard Growth ETF Λ	97,272	6,255
Vanguard Large-Capital ETF	666,922	40,528
Growth - Small Cap - 0.2%
Vanguard Small-Capital ETF Λ	24,793	1,958
Region Fund - Asian Pacific - 3.7%
Vanguard MSCI Pacific ETF	535,795	29,913
Region Fund - European - 4.9%
Vanguard MSCI European ETF Λ	768,290	39,913
Value - Large Cap - 0.7%
Vanguard Value ETF Λ	93,725	5,316

Total Investment Companies (cost $732,392)		807,871

SECURITIES LENDING COLLATERAL - 3.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	28,053,157	$28,053
Total Securities Lending Collateral (cost $28,053)

	Principal	Value
REPURCHASE AGREEMENT - 0.7%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $5,329 on 04/01/2011. Collateralized by a U.S. Government Obligation, 0.01%, due 04/21/2011, with a value of $5,440.	$5,329	5,329
Total Repurchase Agreement (cost $5,329)
Total Investment Securities (cost $765,774) #		841,253
Other Assets and Liabilities — Net		(32,148)

Net Assets		$809,105

NOTES TO SCHEDULE OF INVESTMENTS:

Λ  All or a portion of this security is on loan. The value of all securities on loan is $27,454.
▲  Rate shown reflects the yield at 03/31/2011.
#  Aggregate cost for federal income tax purposes is $765,774. Aggregate gross/net unrealized appreciation for all securities in which there is an excess of value over tax cost was $75,479.
DEFINITION:
ETF Exchange Traded Fund
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Investment Companies	$807,871	$—	$—	$807,871
Securities Lending Collateral	28,053	—	—	28,053
Repurchase Agreement	—	5,329	—	5,329

Total	$835,924	$5,329	$—	$841,253

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2011 Form N-Q

Transamerica Index 100 VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 99.3%
Capital Markets - 66.6%
Vanguard Extended Market ETF Λ	40,596	$2,398
Vanguard Index Stock Market ETF Λ	153,720	10,561
Vanguard MSCI EAFE ETF	58,175	2,171
Vanguard S&P 500 ETF	154,314	9,354
Emerging Market — Equity - 8.0%
Vanguard MSCI Emerging Markets ETF	60,460	2,958
Growth — Large Cap - 10.4%
Vanguard Growth ETF	18,361	1,181
Vanguard Large-Capital ETF Λ	43,805	2,662
Growth — Small Cap - 0.7%
Vanguard Small-Capital ETF	3,434	271
Region Fund — Asian Pacific - 4.9%
Vanguard MSCI Pacific ETF	32,005	1,787
Region Fund — European - 5.9%
Vanguard MSCI European ETF	41,790	2,171
Value — Large Cap - 2.8%
Vanguard Value ETF Λ	18,168	1,030

Total Investment Companies (cost $34,467)		36,544

SECURITIES LENDING COLLATERAL - 14.7%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	5,415,806	$5,416
Total Securities Lending Collateral (cost $5,416)

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $454 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, with a value of $464.	$454	454
Total Repurchase Agreement (cost $454)

Total Investment Securities (cost $40,337) #		42,414
Other Assets and Liabilities — Net		(5,581)

Net Assets		$36,833

NOTES TO SCHEDULE OF INVESTMENTS:

Λ All or a portion of this security is on loan. The value of all securities on loan is $5,300.
▲ Rate shown reflects the yield at 03/31/2011.
# Aggregate cost for federal income tax purposes is $40,337. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,078 and $1, respectively. Net unrealized appreciation for tax purposes is $2,077.
DEFINITION:
ETF            Exchange-Traded Fund
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Investment Companies	$36,544	$—	$—	$36,545
Securities Lending Collateral	5,416	—	—	5,416
Repurchase Agreement	—	454	—	454

Total	$41,960	$454	$—	$42,414

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2011 Form N-Q

Transamerica International Moderate Growth VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.0%
Bonds - 22.5%
Transamerica AEGON Short-Term Bond €	1,002,982	$10,331
Transamerica AEGON U.S. Government Securities VP Ж	3,349,138	42,902
Transamerica JPMorgan Core Bond €	4,414,823	45,208
Transamerica PIMCO Total Return VP Ж	1,835,246	21,399
Capital Markets - 24.6%
Transamerica Morgan Stanley Active International Allocation VP Ж	6,778,267	79,645
Transamerica TS&W International Equity €	3,429,203	51,369
Global/International Stocks - 47.1%
Transamerica Hansberger International Value €	3,295,824	26,960
Transamerica MFS International Equity €	9,647,074	87,691
Transamerica Neuberger Berman International €	5,087,576	49,299
Transamerica Schroders International Small Cap €	4,655,142	49,019
Transamerica Thornburg International Value €	3,120,846	36,982
Inflation-Protected Securities - 1.9%
Transamerica PIMCO Real Return TIPS €	958,003	10,356
Tactical and Specialty - 3.9%
Transamerica Clarion Global Real Estate Securities VP Ж	1,797,613	20,870

Total Investment Companies (cost $497,664) #		532,031
Other Assets and Liabilities — Net		(150)

Net Assets		$531,881

NOTES TO SCHEDULE OF INVESTMENTS:

€	The portfolio invests its assets in the Class I2 shares of the affiliated fund of Transamerica Funds.

Ж	The portfolio invests its assets in the Initial Class shares of the affiliated fund of Transamerica Series Trust.

#	Aggregate cost for federal income tax purposes is $497,664. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $36,137 and $1,770, respectively. Net unrealized appreciation for tax purposes is $34,367.
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$532,031	$—	$—	$532,031

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Jennison Growth VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
Aerospace & Defense - 4.8%
Boeing Co. Λ	269,112	$19,895
Precision Castparts Corp.	209,510	30,836
United Technologies Corp.	294,236	24,907
Air Freight & Logistics - 1.4%
Expeditors International of Washington, Inc.	136,367	6,837
United Parcel Service, Inc. — Class B	204,068	15,167
Auto Components - 0.9%
BorgWarner, Inc. ‡ Λ	186,533	14,865
Automobiles - 1.1%
Bayerische Motoren Werke AG	205,186	17,084
Biotechnology - 2.5%
Alexion Pharmaceuticals, Inc. ‡	44,514	4,393
Celgene Corp. ‡	399,082	22,958
Vertex Pharmaceuticals, Inc. ‡	235,981	11,311
Capital Markets - 2.5%
Charles Schwab Corp. Λ	970,398	17,496
Goldman Sachs Group, Inc.	132,824	21,049
Chemicals - 3.7%
E.I. du Pont de Nemours & Co.	456,657	25,102
Monsanto Co.	447,738	32,354
Communications Equipment - 3.4%
Juniper Networks, Inc. ‡	705,978	29,708
QUALCOMM, Inc.	441,168	24,189
Computers & Peripherals - 7.9%
Apple, Inc. ‡	213,576	74,420
EMC Corp. ‡	755,902	20,069
NetApp, Inc. ‡	583,550	28,115
Consumer Finance - 1.3%
American Express Co.	466,712	21,095
Energy Equipment & Services - 4.0%
Schlumberger, Ltd.	665,232	62,040
Food & Staples Retailing - 3.2%
Costco Wholesale Corp. Λ	299,566	21,964
Whole Foods Market, Inc. Λ	422,405	27,837
Food Products - 1.0%
Mead Johnson Nutrition Co. — Class A	263,550	15,267
Health Care Providers & Services - 1.8%
Express Scripts, Inc. ‡	503,555	28,003
Hotels, Restaurants & Leisure - 3.8%
Chipotle Mexican Grill, Inc. — Class A ‡ Λ	49,650	13,523
Marriott International, Inc. — Class A	552,333	19,652
Starbucks Corp.	707,455	26,141
Internet & Catalog Retail - 4.6%
Amazon.com, Inc. ‡	344,717	62,093
priceline.com, Inc. ‡	19,532	9,892
Internet Software & Services - 6.1%
Baidu, Inc. ADR ‡	221,112	30,472
Google, Inc. — Class A ‡	69,655	40,833
Mail.ru Group, Ltd. - 144A GDR ‡ Ə	209,453	6,273
Tencent Holdings, Ltd.	488,669	11,911
Youku.com, Inc. ADR ‡ Λ	140,400	6,670
IT Services - 6.3%
Cognizant Technology Solutions Corp. - Class A ‡	202,901	16,516
International Business Machines Corp.	299,769	48,884
Mastercard, Inc. — Class A	131,405	33,077

Life Sciences Tools & Services - 2.7%
Agilent Technologies, Inc. ‡	503,195	22,533
Illumina, Inc. ‡ Λ	277,010	19,410
Machinery - 2.9%
Deere & Co. Λ	236,310	22,896
Ingersoll-Rand PLC Λ	476,484	23,019
Media - 2.4%
Walt Disney Co.	858,448	36,991
Oil, Gas & Consumable Fuels - 2.2%
Occidental Petroleum Corp.	330,696	34,554
Personal Products - 1.2%
Estee Lauder Cos., Inc. — Class A	202,819	19,544
Pharmaceuticals - 6.0%
Allergan, Inc.	291,279	20,687
Novo Nordisk A/S ADR	128,171	16,051
Pfizer, Inc.	875,607	17,784
Shire PLC ADR Λ	287,184	25,013
Teva Pharmaceutical Industries, Ltd. ADR	307,986	15,452
Road & Rail - 1.1%
Union Pacific Corp.	167,870	16,507
Semiconductors & Semiconductor Equipment - 3.7%
Altera Corp.	447,246	19,687
Atmel Corp. ‡	622,857	8,490
Avago Technologies, Ltd.	336,303	10,459
Broadcom Corp. — Class A	486,745	19,168
Software - 7.2%
Oracle Corp.	1,257,066	41,947
Red Hat, Inc. ‡	417,870	18,967
Salesforce.com, Inc. ‡ Λ	216,355	28,901
VMware, Inc. — Class A ‡ Λ	282,199	23,011
Specialty Retail - 2.4%
Bed Bath & Beyond, Inc. ‡	319,399	15,417
Tiffany & Co. Λ	261,299	16,055
Urban Outfitters, Inc. ‡ Λ	206,782	6,168
Textiles, Apparel & Luxury Goods - 5.6%
Burberry Group PLC	538,930	10,150
Coach, Inc.	338,831	17,633
LVMH Moet Hennessy Louis Vuitton SA ADR	298,779	9,459
Nike, Inc. — Class B Λ	353,400	26,752
Polo Ralph Lauren Corp. — Class A Λ	191,850	23,722
Wireless Telecommunication Services - 1.4%
American Tower Corp. — Class A ‡	415,167	21,514
Total Common Stocks (cost $1,227,301)		1,550,839
SECURITIES LENDING COLLATERAL - 12.0%

State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	187,061,571	187,062
Total Securities Lending Collateral (cost $187,062)

Transamerica Jennison Growth VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 0.1%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $2,345 on 04/01/2011. Collateralized by U.S. Government Obligations, 1.00% - 3.13%, due 04/30/2012 - 04/30/2017, with a total value of $2,393.	$2,345	$2,345
Total Repurchase Agreement (cost $2,345)

Total Investment Securities (cost $1,416,708) #		1,740,246
Other Assets and Liabilities — Net		(175,279)

Net Assets		$1,564,967

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $183,043.

‡	Non-income producing security.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $6,273, or 0.40% of the fund’s net assets.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $1,416,708. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $330,681 and $7,143, respectively. Net unrealized appreciation for tax purposes is $323,538.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $6,273, or 0.40%, of the fund’s net assets.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011
Common Stocks	$1,417,879	$132,960	$—	$1,550,839
Repurchase Agreement	—	2,345	—	2,345
Securities Lending Collateral	187,062	—	—	187,062

Total	$1,604,941	$135,305	$—	$1,740,246

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT OBLIGATIONS - 20.6%
U.S. Treasury Bond
7.50%, 11/15/2016	$3,050	$3,864
8.00%, 11/15/2021	500	698
8.13%, 08/15/2019	537	737
8.50%, 02/15/2020	815	1,150
8.75%, 05/15/2017 - 08/15/2020	705	1,006
8.88%, 02/15/2019	200	283
11.25%, 02/15/2015	250	340
U.S. Treasury Inflation Indexed Note
2.38%, 04/15/2011	1,664	1,669
U.S. Treasury Note
2.63%, 02/29/2016	50	51
2.75%, 05/31/2017 - 12/31/2017	420	422
3.13%, 10/31/2016 - 05/15/2019	1,455	1,468
3.25%, 12/31/2016 - 03/31/2017	4,750	4,929
3.50%, 02/15/2018	100	104
4.75%, 08/15/2017	535	600
U.S. Treasury STRIPS
0.57%, 08/15/2012 ▲	250	248
1.29%, 02/15/2014 ▲	300	290
1.45%, 05/15/2014 ▲	270	259
1.72%, 11/15/2014 ▲	100	94
2.43%, 05/15/2016 ▲	2,200	1,948
2.55%, 08/15/2016 ▲	1,850	1,618
2.64%, 11/15/2016 ▲	500	432
2.73%, 02/15/2017 ▲	9,350	7,986
2.95%, 11/15/2017 ▲	250	206
3.03%, 02/15/2018 ▲	50	41
3.16%, 08/15/2018 ▲	100	80
3.21%, 02/15/2019 ▲	145	113
3.28%, 02/15/2019 ▲	155	120
3.32%, 05/15/2019 ▲	150	115
3.38%, 08/15/2019 ▲	850	642
3.51%, 02/15/2020 ▲	150	110
3.53%, 05/15/2020 ▲	150	109
3.59%, 05/15/2020 ▲	550	398
3.65%, 08/15/2020 ▲	750	534
3.69%, 11/15/2020 ▲	100	70
3.88%, 08/15/2021 ▲	200	135
3.94%, 11/15/2021 ▲	750	497
3.98%, 02/15/2022 ▲	350	228
4.15%, 02/15/2023 ▲	750	461
4.31%, 05/15/2024 ▲	200	114
4.38%, 11/15/2024 ▲	200	111
4.53%, 02/15/2026 ▲	100	51
4.58%, 11/15/2026 ▲	150	74
4.62%, 05/15/2027 ▲	350	168
4.63%, 08/15/2027 ▲	200	94
4.66%, 02/15/2028 ▲	200	92
4.68%, 05/15/2028 ▲	50	23
4.69%, 08/15/2028 ▲	250	112
4.70%, 02/15/2029 ▲	500	218
4.72%, 05/15/2029 ▲	150	64
4.75%, 02/15/2030 ▲	1,025	423
4.76%, 08/15/2030 ▲	350	141
4.80%, 08/15/2031 ▲	350	134
4.81%, 02/15/2032 ▲	200	74
4.82%, 08/15/2032 ▲	50	18
4.87%, 02/15/2035 ▲	50	16

Total U.S. Government Obligations (cost $34,027)		35,982

U.S. GOVERNMENT AGENCY OBLIGATIONS - 42.0%
Fannie Mae
Zero Coupon, 06/01/2017	300	244
0.50%, 06/27/2036 *	460	456
0.60%, 04/25/2035 - 08/25/2036 *	352	351
2.52%, 01/01/2036 *	176	185
4.00%, 07/01/2018 - 04/25/2033	573	568
4.50%, 08/01/2018 - 08/25/2033	3,064	3,240
5.00%, 12/01/2016 - 07/25/2023	3,249	3,497
5.29%, 01/01/2038 *	198	210
5.50%, 03/01/2017 - 04/25/2038	4,118	4,444
5.75%, 06/25/2033	750	811
6.00%, 08/01/2014 - 08/25/2037	3,440	3,696
6.40%, 12/25/2042 *	282	326
6.50%, 03/01/2017 - 05/25/2044	1,852	2,042
6.79%, 07/25/2023 *	583	695
7.00%, 09/01/2017 - 11/25/2031	1,029	1,146
7.14%, 08/25/2033 *	207	193
7.28%, 12/25/2042 *	135	153
8.00%, 05/25/2022 - 06/01/2039	208	238
8.70%, 03/25/2034 *	90	86
9.00%, 10/01/2019 - 06/01/2025	66	73
9.50%, 06/25/2018	107	120
10.00%, 03/25/2032 *	25	30
10.81%, 07/25/2035 *	182	190
12.08%, 09/25/2033 *	75	84
13.14%, 07/25/2033 *	233	241
13.50%, 03/25/2038 *	61	68
14.03%, 12/25/2032 *	60	71
14.21%, 12/25/2031 *	47	51
14.99%, 11/25/2031 *	139	167
15.81%, 05/25/2034 *	134	151
16.75%, 07/25/2035 *	258	305
18.84%, 04/25/2034 - 05/25/2034 *	674	847
19.11%, 08/25/2032 *	147	179
23.00%, 05/25/2034 *	49	66
23.65%, 03/25/2036 *	142	201
24.38%, 02/25/2032 *	36	50
25.20%, 10/25/2036 *	63	91
25.56%, 12/25/2036 *	83	125
Fannie Mae, IO
0.98%, 08/25/2042 *	1,424	38
4.00%, 10/25/2014	558	49
5.00%, 03/25/2023	425	47
5.50%, 05/25/2033	38	2
5.60%, 09/25/2038 - 09/25/2038 *	1,189	144
5.66%, 02/25/2038 *	996	124
5.85%, 06/25/2037 *	639	76
5.93%, 12/25/2039 *	320	41

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Fannie Mae, IO (continued)
5.95%, 03/25/2038 *	$285	$36
6.17%, 04/25/2040 *	445	60
6.25%, 06/25/2023 *	238	26
6.29%, 09/25/2037 *	227	32
6.30%, 02/25/2039 *	318	39
6.33%, 06/25/2036 *	301	44
6.39%, 01/25/2038 *	201	18
6.50%, 05/25/2033	165	36
6.90%, 07/25/2037 *	528	95
7.00%, 06/25/2033	155	32
Fannie Mae, PO
01/25/2019 - 11/25/2036	2,908	2,462
Fannie Mae STRIPS
4.38%, 11/15/2021 ▲	400	250
Freddie Mac
0.70%, 02/15/2037 *	115	114
2.71%, 09/01/2034 *	144	151
3.88%, 11/01/2036 *	153	161
4.00%, 05/01/2019 - 03/15/2032	626	654
4.50%, 12/15/2018	1,000	1,048
4.72%, 09/20/2012	201	210
4.80%, 01/15/2035 *	6	6
5.00%, 10/01/2017 - 05/15/2023	868	929
5.50%, 09/15/2013 - 05/15/2038	3,756	4,130
5.54%, 05/01/2036 *	268	285
5.89%, 10/01/2036 *	144	152
6.00%, 12/15/2013 - 09/15/2036	2,814	3,054
6.02%, 06/01/2036 *	517	554
6.22%, 03/01/2037 *	171	180
6.28%, 02/01/2037 *	343	365
6.38%, 03/15/2032	416	454
6.40%, 11/15/2023	151	161
6.44%, 12/01/2036 *	81	87
6.50%, 10/15/2013 - 02/25/2043	4,147	4,610
6.61%, 07/01/2036 *	154	161
6.63%, 08/01/2036 *	187	196
6.68%, 10/01/2036 *	107	113
6.97%, 10/15/2015 *	279	285
7.00%, 03/15/2024 - 02/25/2043	4,172	4,713
7.22%, 07/25/2032 *	324	371
7.25%, 09/15/2030 - 12/15/2030	684	173
7.50%, 02/15/2023	323	636
7.50%, 08/25/2042 *	241	637
8.00%, 01/15/2030	492	564
8.50%, 09/15/2020	91	101
8.62%, 10/15/2033 - 11/15/2033 *	179	175
8.69%, 01/15/2034 - 04/15/2034 *	738	706
8.77%, 10/15/2033 *	49	47
9.81%, 07/15/2032 *	220	224
11.49%, 11/15/2033 *	55	56
11.49%, 09/15/2033 *	19	19
12.78%, 07/15/2033 *	309	324
13.69%, 05/15/2030 *	129	144
14.29%, 09/15/2033 *	69	82
16.65%, 02/15/2040 *	100	120
23.56%, 06/15/2034 *	268	371
Freddie Mac, IO
1.34%, 09/15/2011	682	3
1.42%, 09/15/2012	395	6
4.50%, 07/15/2037	488	76
4.53%, 01/15/2040 *	977	75
5.00%, 09/15/2035	425	78
5.50%, 07/15/2024	125	11
5.75%, 11/15/2037 - 02/15/2039 *	1,165	134
5.95%, 06/15/2038 *	1,295	168
6.17%, 11/15/2037 *	436	59
6.55%, 04/15/2038 *	327	47
6.75%, 02/15/2033 *	73	3
6.85%, 03/13/2033 - 07/15/2036 *	744	81
7.30%, 02/15/2033 *	50	3
7.45%, 07/15/2017 *	315	34
7.75%, 03/15/2032 *	144	27
Freddie Mac, PO
03/15/2019 - 07/15/2036	2,613	2,355
Ginnie Mae
5.00%, 04/16/2023	1,000	1,070
5.50%, 12/20/2013 - 11/20/2020	1,220	1,325
6.00%, 08/20/2016	272	293
6.50%, 03/15/2023 - 06/20/2033	5,409	5,998
7.00%, 07/15/2017 - 10/20/2031	97	103
7.33%, 11/20/2030	42	48
7.50%, 11/20/2029 - 09/20/2030	292	323
8.00%, 01/15/2016 - 06/20/2030	191	216
8.50%, 02/16/2030	490	556
9.00%, 05/16/2027	33	38
12.89%, 10/20/2037 *	180	197
15.82%, 06/17/2035 *	121	144
16.16%, 05/18/2034 *	105	129
18.97%, 04/16/2034 *	112	137
19.44%, 09/20/2037 *	102	130
28.22%, 09/20/2034 *	124	178
31.40%, 04/20/2031 *	30	49
Ginnie Mae, IO
5.45%, 12/20/2038 *	301	33
5.50%, 01/20/2032 - 10/16/2037	970	145
5.58%, 02/20/2038 *	505	62
5.75%, 11/20/2037 *	498	50
5.83%, 06/20/2039 *	468	53
5.85%, 10/20/2034 - 08/20/2039 *	1,321	158
5.95%, 03/20/2037 - 06/20/2038 *	936	108
6.02%, 04/20/2039 *	530	58
6.05%, 09/20/2035 - 03/20/2039 *	1,334	161
6.10%, 03/20/2039 *	536	64
6.15%, 05/16/2038 - 06/16/2039 *	1,921	242
6.22%, 06/16/2037 *	413	52

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Ginnie Mae, IO (continued)
6.25%, 03/16/2034 - 10/20/2037 *	$1,320	$162
6.30%, 11/20/2037 - 12/20/2037 *	492	59
6.45%, 07/20/2036 *	358	46
6.50%, 11/20/2033 - 07/20/2037 *	893	113
6.50%, 03/20/2039	234	38
6.52%, 08/20/2037 *	766	96
6.56%, 04/16/2037 *	218	31
6.65%, 03/20/2038 *	257	39
6.70%, 10/20/2032 *	500	82
7.70%, 04/16/2032 *	248	49
Ginnie Mae, PO
03/16/2033 - 11/16/2037	667	589
Tennessee Valley Authority
4.63%, 09/15/2060	22	20
Tennessee Valley Authority Generic STRIPS	200	145

Total U.S. Government Agency Obligations (cost $69,335)		73,614

FOREIGN GOVERNMENT OBLIGATIONS - 0.3%
Province of Ontario Canada
2.70%, 06/16/2015	100	102
United Mexican States
6.38%, 01/16/2013	75	82
7.50%, 04/08/2033	300	367

Total Foreign Government Obligations (cost $471)		551

MORTGAGE-BACKED SECURITIES - 12.6%
American General Mortgage Loan Trust
Series 2009-1, Class A4
5.75%, 09/25/2048 - 144A *	250	256
Series 2009-1, Class A5
5.75%, 09/25/2048 - 144A *	200	203
Series 2009-1, Class A7
5.75%, 09/25/2048 - 144A *	200	203
Series 2010-1A, Class A1
5.15%, 03/25/2058 - 144A *	154	159
ASG Resecuritization Trust
Series 2009-1, Class A60
5.35%, 06/26/2037 - 144A *	304	308
Series 2009-2, Class A55
5.41%, 05/24/2036 - 144A *	150	154
Series 2009-3, Class A65
5.37%, 03/26/2037 - 144A *	329	334
Series 2009-4, Class A60
6.00%, 06/28/2037 - 144A	357	371
Series 2010-3, Class 2A22
0.42%, 10/28/2036 - 144A *	222	219
Banc of America Alternative Loan Trust
Series 2003-7, Class 2A4
5.00%, 09/25/2018	63	65
Banc of America Commercial Mortgage, Inc.
Series 2005-3, Class AM
4.73%, 07/10/2043	50	51
Series 2005-6, Class ASB
5.20%, 09/10/2047 *	143	151
Banc of America Funding Corp.
Series 2010-R11A, Class 1A6
5.46%, 08/26/2035 - 144A *	191	200
Banc of America Funding Corp., PO
Series 2004-1
03/25/2034	93	68
Series 2005-7, Class 30
11/25/2035	146	95
Series 2005-8, Class 30
01/25/2036	57	32
Banc of America Mortgage Securities, Inc.
Series 2004-3, Class 1A26
5.50%, 04/25/2034	400	411
BCAP LLC Trust
Series 2010-RR7, Class 2A1
5.66%, 07/26/2045 - 144A *	455	457
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
2.52%, 02/25/2036 *	289	267
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 2A5
5.25%, 10/25/2033	267	270
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class B
6.30%, 07/16/2034 - 144A	4,000	4,020
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 2A4
5.70%, 09/25/2034	173	177
Series 2004-2CB, Class 1A9
5.75%, 03/25/2034	375	379
Series 2005-26CB, Class A10
12.60%, 07/25/2035 *	21	21
Series 2005-28CB, Class 1A4
5.50%, 08/25/2035	489	394
Series 2005-54CB, Class 1A11
5.50%, 11/25/2035	200	170
Countrywide Alternative Loan Trust, IO
Series 2005-20CB, Class 3A8
4.50%, 07/25/2035 *	897	99
Series 2005-22T1, Class A2
4.82%, 06/25/2035 *	1,894	161
Series 2005-J1, Class 1A4
4.85%, 02/25/2035 *	1,035	98
Countrywide Alternative Loan Trust, PO
Series 2003-J1
10/25/2033	85	73
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-7, Class 2A1
2.38%, 06/25/2034 *	80	73
Series 2004-8, Class 2A1
4.50%, 06/25/2019	157	162
Series 2004-HYB1, Class 2A
2.89%, 05/20/2034 *	76	67
Series 2005-22, Class 2A1
3.09%, 11/25/2035 *	423	335
Credit Suisse First Boston Mortgage Securities Corp., PO
Series 2002-34, Class 3P
01/25/2033	66	49
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-27, Class 5A4
5.25%, 11/25/2033	250	259
Series 2004-5, Class 3A1
5.25%, 08/25/2019	114	117

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates
Series 2010-11R, Class A1
1.26%, 06/28/2047 - 144A *	$256	$253
Series 2010-12R, Class 14A1
4.50%, 09/26/2046 - 144A *	162	162
Deutsche Mortgage Securities, Inc.
Series 2010-RS2, Class A1
1.50%, 06/28/2047 - 144A *	300	300
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
2.74%, 02/25/2035 *	62	61
GE Capital Commercial Mortgage Corp.
Series 2001-2, Class B
6.44%, 08/11/2033	3,000	3,033
GMAC Mortgage Corp., Loan Trust
Series 2003-J7, Class A10
5.50%, 11/25/2033	124	126
GSMPS Mortgage Loan Trust
Series 2005-RP2, Class 1AF
0.60%, 03/25/2035 - 144A *	370	318
GSR Mortgage Loan Trust
Series 2005-7F, Class 3A9
6.00%, 09/25/2035	367	338
Series 2006-1F, Class 2A4
6.00%, 02/25/2036	227	206
Series 2007-1F, Class 2A4
5.50%, 01/25/2037	500	475
IndyMac Index Mortgage Loan Trust, IO
Series 2005-AR11, Class A7
0.27%, 08/25/2035 *	1,722	12
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
2.82%, 04/21/2034 *	145	142
Series 2004-3, Class 4A2
2.20%, 04/25/2034 *	71	64
MASTR Alternative Loans Trust
Series 2004-10, Class 1A1
4.50%, 09/25/2019	179	182
MASTR Resecuritization Trust, PO
Series 2005, Class 3
05/28/2035 - 144A	341	222
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, 06/12/2043 *	252	262
Mortgage IT Trust
Series 2005-1, Class 1A1
0.57%, 02/25/2035 *	89	71
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, 05/25/2033	23	23
Series 2003-A1, Class A5
7.00%, 04/25/2033	20	20
PHH Alternative Mortgage Trust, IO
Series 2007-2, Class 2X
6.00%, 05/25/2037	540	91
RBSSP Resecuritization Trust
Series 2010-9, Class 7A5
4.00%, 05/26/2037 - 144A *	250	239
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
16.10%, 10/25/2017 *	40	43
Residential Accredit Loans, Inc. (continued)
Series 2003-QS19, Class A1
5.75%, 10/25/2033	202	211
Series 2003-QS3, Class A2
15.95%, 02/25/2018 *	36	39
Series 2004-QS3, Class CB
5.00%, 03/25/2019	257	263
Residential Funding Mortgage Securities I, PO
Series 2004-S6, Class 2A6
06/25/2034	69	54
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, 07/25/2033	41	41
Series 2003-29, Class 1A1
4.75%, 09/25/2018	551	563
Series 2003-33H, Class 1A1
5.50%, 10/25/2033	223	227
Series 2005-6, Class 4A1
5.00%, 05/25/2035	59	58
TIAA Seasoned Commercial Mortgage Trust
Series 2007-C4, Class A3
5.98%, 08/15/2039 *	50	54
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, 02/15/2027	868	994
WaMu Mortgage Pass-Through Certificates
Series 2003-S11, Class 2A5
16.36%, 11/25/2033 *	60	62
Series 2003-S9, Class A8
5.25%, 10/25/2033	296	309
Series 2004-AR3, Class A2
2.69%, 06/25/2034 *	74	74
Series 2005-4, Class CB7
5.50%, 06/25/2035	478	416
WaMu Mortgage Pass-Through Certificates, IO
Series 2005-2, Class 1A4
4.80%, 04/25/2035 *	1,438	140
Series 2005-3, Class CX
5.50%, 05/25/2035	481	95
WaMu Mortgage Pass-Through Certificates, PO
Series 2002-S7, Class 2P
11/25/2017	114	105
Series 2003-MS7, Class P
03/25/2033	66	52
Wells Fargo Mortgage Backed Securities Trust
Series 2003-K, Class 1A1
4.45%, 11/25/2033 *	105	105
Series 2004-7, Class 2A2
5.00%, 07/25/2019	126	130
Series 2004-BB, Class A4
2.75%, 01/25/2035 *	180	180
Series 2004-EE, Class 3A1
2.95%, 12/25/2034 *	84	84
Series 2004-V, Class 1A1
2.86%, 10/25/2034 *	158	160

Total Mortgage-Backed Securities (cost $21,342)		21,987

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 1.7%
AH Mortgage Advance Trust
Series 2010-ADV1, Class A1
3.97%, 08/15/2022 - 144A	$210	$211
AmeriCredit Automobile Receivables Trust
Series 2008-AF, Class A3
5.68%, 12/12/2012	12	12
Series 2010-3, Class A3
1.14%, 04/08/2015	110	110
Bank of America Auto Trust
Series 2010-2, Class A4
1.94%, 06/15/2017	125	126
CarMax Auto Owner Trust
Series 2011-1, Class A3
1.29%, 09/15/2015	120	120
Series 2011-1, Class A4
2.16%, 09/15/2016	130	130
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A7
4.28%, 11/25/2034 *	158	151
Chrysler Financial Auto Securitization Trust
Series 2010-A, Class A3
0.91%, 08/08/2013	200	200
CNH Equipment Trust
Series 2009-A, Class A3
5.28%, 11/15/2012	44	45
Continental Airlines Pass-Through Trust
Series 2007-1A, Class A
5.98%, 04/19/2022 Λ	48	49
Credit-Based Asset Servicing and Securitization LLC
Series 2006-CB1, Class AF2
5.23%, 01/25/2036 *	35	23
Delta Air Lines, Inc., Pass-Through Trust
Series 2011-1, Class A
5.30%, 04/15/2019	26	26
Ford Credit Auto Owner Trust
Series 2009-B, Class A3
2.79%, 08/15/2013	105	106
Series 2009-B, Class A4
4.50%, 07/15/2014	125	132
GE Capital Credit Card Master Note Trust
Series 2009-2, Class A
3.69%, 07/15/2015	200	207
Honda Auto Receivables Owner Trust
Series 2011-1, Class A4
1.80%, 04/17/2017	75	75
Hyundai Auto Receivables Trust
Series 2010-B, Class A3
0.97%, 04/15/2015	60	60
Series 2010-B, Class A4
1.63%, 03/15/2017	65	64
John Deere Owner Trust
Series 2009-A, Class A3
2.59%, 10/15/2013	51	51
LAI Vehicle Lease Securitization Trust
Series 2010-A, Class A
2.55%, 09/15/2016 - 144A	232	231
Lake Country Mortgage Loan Trust
Series 2006-HE1, Class A3
0.60%, 07/25/2034 - 144A *	187	181
Nissan Auto Receivables Owner Trust
Series 2010-A, Class A3
0.87%, 07/15/2014	95	95
Series 2010-A, Class A4
1.31%, 09/15/2016	60	59
Structured Asset Investment Loan Trust
Series 2005-5, Class A9
0.52%, 06/25/2035 *	100	93
Toyota Auto Receivables Owner Trust
Series 2010-C, Class A3
0.77%, 04/15/2014	150	150
USAA Auto Owner Trust
Series 2009-2, Class A3
1.54%, 10/15/2012	80	80
Series 2009-2, Class A4
2.53%, 06/17/2013	115	118

Total Asset-Backed Securities (cost $2,886)		2,905

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.1%
Port Authority of New York & New Jersey
5.65%, 11/01/2040	100	96
State of Illinois
5.10%, 06/01/2033	200	162

Total Municipal Government Obligations (cost $300)		258

CORPORATE DEBT SECURITIES - 17.8%
Aerospace & Defense - 0.5%
Lockheed Martin Corp.
5.72%, 06/01/2040 - 144A Λ	51	52
Systems 2001 Asset Trust LLC
6.66%, 09/15/2013 - 144A	705	753
Automobiles - 0.0% ∞
Daimler Finance North America LLC
7.30%, 01/15/2012	50	53
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc.
7.75%, 01/15/2019	165	203
Coca-Cola Co.
3.63%, 03/15/2014 Λ	50	53
4.88%, 03/15/2019	65	70
Coca-Cola Refreshments USA, Inc.
8.50%, 02/01/2012	50	53
FBG Finance, Ltd.
5.13%, 06/15/2015 - 144A	75	80
PepsiCo, Inc.
7.90%, 11/01/2018 Λ	5	6
Biotechnology - 0.1%
Amgen, Inc.
4.50%, 03/15/2020	12	12
5.70%, 02/01/2019 Λ	50	56
5.75%, 03/15/2040	41	42
Capital Markets - 2.0%
Bank of New York Mellon Corp.
2.95%, 06/18/2015 Λ	60	61
4.60%, 01/15/2020	30	31
5.13%, 08/27/2013	35	38
BlackRock, Inc.
6.25%, 09/15/2017	100	115
BP Capital Markets PLC
3.13%, 03/10/2012 Λ	50	51
4.74%, 03/11/2021	50	50
5.25%, 11/07/2013 Λ	150	162

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Capital Markets (continued)
Charles Schwab Corp.
4.95%, 06/01/2014	$20	$22
Credit Suisse USA, Inc.
4.88%, 01/15/2015 Λ	300	322
5.13%, 01/15/2014 Λ	125	135
Deutsche Bank AG
3.25%, 01/11/2016 Λ	100	100
Goldman Sachs Group, Inc.
3.70%, 08/01/2015 Λ	40	40
5.25%, 10/15/2013 Λ	50	54
5.95%, 01/18/2018 Λ	70	75
6.00%, 06/15/2020	28	30
6.15%, 04/01/2018	100	108
6.25%, 09/01/2017	175	192
7.50%, 02/15/2019 Λ	310	361
Jefferies Group, Inc.
6.45%, 06/08/2027	75	75
8.50%, 07/15/2019	100	118
Lehman Brothers Holdings, Inc.
7.88%, 08/15/2010 џ ‡	1,000	256
Macquarie Group, Ltd.
6.25%, 01/14/2021 — 144A	100	101
7.30%, 08/01/2014 — 144A	75	83
Morgan Stanley
4.75%, 04/01/2014 Λ	145	151
5.30%, 03/01/2013 Λ	250	266
5.50%, 07/24/2020	138	138
5.63%, 09/23/2019 Λ	100	102
6.75%, 04/15/2011	100	100
Nomura Holdings, Inc.
5.00%, 03/04/2015 Λ	75	78
Northern Trust Corp.
5.50%, 08/15/2013 Λ	23	25
UBS AG
5.75%, 04/25/2018	100	108
Chemicals - 0.4%
Dow Chemical Co.
4.25%, 11/15/2020 Λ	38	36
E.I. du Pont de Nemours & Co.
1.95%, 01/15/2016 Λ	58	56
4.90%, 01/15/2041	25	23
6.00%, 07/15/2018 Λ	150	172
Monsanto Co.
7.38%, 08/15/2012	100	108
Potash Corp., of Saskatchewan, Inc.
4.88%, 03/01/2013 Λ	40	43
PPG Industries, Inc.
5.75%, 03/15/2013	35	38
6.65%, 03/15/2018	40	47
Praxair, Inc.
4.38%, 03/31/2014	75	80
Commercial Banks - 2.1%
Australia & New Zealand Banking Group, Ltd.
4.88%, 01/12/2021 — 144A	100	101
Bank of Nova Scotia
1.65%, 10/29/2015 — 144A	100	96
Barclays Bank PLC
2.50%, 01/23/2013 Λ	100	102
3.90%, 04/07/2015 Λ	100	103
5.13%, 01/08/2020 Λ	100	102
BB&T Corp.
3.38%, 09/25/2013 Λ	50	52
3.85%, 07/27/2012 Λ	100	104
3.95%, 04/29/2016	50	52
4.90%, 06/30/2017 Λ	30	32
6.85%, 04/30/2019	75	87
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 Λ	150	151
Corp., Andina de Fomento
5.20%, 05/21/2013 Λ	100	107
HSBC Bank PLC
4.75%, 01/19/2021 — 144A	225	224
KeyCorp
6.50%, 05/14/2013 Λ	50	54
National Australia Bank, Ltd.
2.75%, 09/28/2015 — 144A	200	197
3.75%, 03/02/2015 — 144A	100	103
PNC Funding Corp.
4.38%, 08/11/2020 Λ	67	67
5.13%, 02/08/2020 Λ	65	68
5.25%, 11/15/2015	25	27
5.63%, 02/01/2017	25	27
6.70%, 06/10/2019	50	58
Rabobank Nederland NV
2.13%, 10/13/2015 Λ	52	50
Stadshypotek AB
1.45%, 09/30/2013 — 144A Λ	314	313
SunTrust Banks, Inc.
6.38%, 04/01/2011	250	250
U.S. Bancorp
2.88%, 11/20/2014 Λ	42	43
Wachovia Bank NA
6.00%, 11/15/2017	250	278
Wachovia Corp.
5.50%, 05/01/2013	295	317
5.75%, 02/01/2018	325	357
Wells Fargo & Co.
3.75%, 10/01/2014 Λ	100	105
Commercial Services & Supplies - 0.1%
Allied Waste North America, Inc.
6.88%, 06/01/2017	50	55
Pitney Bowes, Inc.
4.88%, 08/15/2014	90	94
Waste Management, Inc.
7.38%, 03/11/2019	35	42
Communications Equipment - 0.1%
Cisco Systems, Inc.
5.50%, 02/22/2016 Λ	50	56
5.90%, 02/15/2039 Λ	70	73
Computers & Peripherals - 0.3%
Dell, Inc.
7.10%, 04/15/2028	25	28
Hewlett-Packard Co.
2.95%, 08/15/2012 Λ	40	41
4.75%, 06/02/2014 Λ	50	54
5.40%, 03/01/2017 Λ	50	56
6.13%, 03/01/2014	100	113
HP Enterprise Services LLC — Series B
6.00%, 08/01/2013	50	55

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Consumer Finance - 0.9%
American Express Credit Corp. — Series C
5.88%, 05/02/2013	$145	$157
Capital One Financial Corp.
5.70%, 09/15/2011 Λ	20	20
6.25%, 11/15/2013	75	83
6.75%, 09/15/2017	60	69
7.38%, 05/23/2014 Λ	40	46
Caterpillar Financial Services Corp. — Series F
4.90%, 08/15/2013	100	108
6.20%, 09/30/2013 Λ	125	139
7.05%, 10/01/2018 Λ	125	151
HSBC Finance Corp.
5.25%, 01/15/2014 Λ	100	106
6.38%, 10/15/2011 Λ	510	526
Springleaf Finance Corp.
5.38%, 10/01/2012 Λ	60	59
Toyota Motor Credit Corp.
3.20%, 06/17/2015	58	59
Diversified Financial Services - 3.9%
AGL Capital Corp.
5.88%, 03/15/2041	46	46
Allstate Life Global Funding Trust
5.38%, 04/30/2013 Λ	70	76
ASIF Global Financing XIX
4.90%, 01/17/2013 - 144A	500	523
Bank of America Corp. — Series L
7.38%, 05/15/2014	100	113
Bank of America Corp.
5.63%, 07/01/2020 Λ	45	46
5.75%, 12/01/2017 Λ	65	68
Blackstone Holdings Finance Co., LLC
5.88%, 03/15/2021 - 144A	100	98
Citigroup, Inc.
4.59%, 12/15/2015 Λ	40	41
5.00%, 09/15/2014	400	418
5.38%, 08/09/2020 Λ	36	37
5.50%, 04/11/2013 Λ	50	54
6.00%, 08/15/2017 Λ	300	326
6.01%, 01/15/2015	50	55
8.13%, 07/15/2039 Λ	50	63
8.50%, 05/22/2019 Λ	50	62
CME Group, Inc.
5.40%, 08/01/2013	250	272
Conoco Funding Co.
7.25%, 10/15/2031	50	61
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/2016 Λ	100	113
Countrywide Financial Corp.
6.25%, 05/15/2016	75	80
Diageo Capital PLC
4.83%, 07/15/2020	25	26
Diageo Finance BV
5.50%, 04/01/2013	75	81
ERAC USA Finance LLC
2.25%, 01/10/2014 - 144A	20	20
General Electric Capital Corp.
2.25%, 11/09/2015 Λ	225	216
5.30%, 02/11/2021 Λ	25	25
5.63%, 05/01/2018 Λ	500	541
5.88%, 02/15/2012	520	544
5.90%, 05/13/2014	150	166
6.00%, 06/15/2012 Λ	820	867
John Deere Capital Corp.
5.25%, 10/01/2012	75	80
MassMutual Global Funding II
3.63%, 07/16/2012 - 144A Λ	100	103
Merrill Lynch & Co., Inc.
5.45%, 07/15/2014 Λ	235	251
6.15%, 04/25/2013 Λ	170	183
6.88%, 04/25/2018	60	67
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017 Λ	220	240
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/2014	75	81
Principal Life Global Funding I
5.05%, 03/15/2015 - 144A	100	105
6.25%, 02/15/2012 - 144A	350	366
Rio Tinto Finance USA, Ltd.
3.50%, 11/02/2020 Λ	12	11
8.95%, 05/01/2014 Λ	35	42
Textron Financial Corp.
5.40%, 04/28/2013	40	42
Tyco International Finance SA
8.50%, 01/15/2019	40	52
Diversified Telecommunication Services - 1.3%
AT&T Corp.
8.00%, 11/15/2031 Λ	4	5
AT&T, Inc.
4.85%, 02/15/2014 Λ	150	162
4.95%, 01/15/2013 Λ	210	224
5.10%, 09/15/2014	45	49
5.35%, 09/01/2040 - 144A Λ	113	101
5.50%, 02/01/2018 Λ	75	82
5.60%, 05/15/2018	75	82
BellSouth Corp.
5.20%, 09/15/2014	5	5
6.00%, 10/15/2011	250	258
BellSouth Telecommunications, Inc.
6.30%, 12/15/2015	38	40
British Telecommunications PLC
9.88%, 12/15/2030	150	207
Deutsche Telekom International Finance BV
4.88%, 07/08/2014 Λ	75	81
8.75%, 06/15/2030	25	33
GTE Corp.
6.84%, 04/15/2018	200	231
Telecom Italia Capital SA
4.95%, 09/30/2014	100	104
5.25%, 11/15/2013 Λ	60	63
Telefonica Emisiones SAU
5.86%, 02/04/2013	100	107
5.88%, 07/15/2019	40	42
Verizon Global Funding Corp.
5.85%, 09/15/2035 Λ	25	25
Verizon Pennsylvania, Inc.
8.35%, 12/15/2030	400	464
Electric Utilities - 1.1%
Carolina Power & Light Co.
5.30%, 01/15/2019	70	76
CenterPoint Energy Houston Electric LLC - Series M2
5.75%, 01/15/2014	60	66
Cleveland Electric Illuminating Co.
7.88%, 11/01/2017	50	60

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Electric Utilities (continued)
Columbus Southern Power Co. — Series G
6.05%, 05/01/2018	$30	$34
Duke Energy Corp.
5.63%, 11/30/2012 Λ	100	107
6.25%, 01/15/2012 Λ	100	104
Duke Energy Indiana, Inc.
6.35%, 08/15/2038	80	89
Exelon Generation Co., LLC
4.00%, 10/01/2020 Λ	60	55
Florida Power & Light Co.
5.95%, 02/01/2038	50	54
Florida Power Corp.
4.80%, 03/01/2013	50	53
Georgia Power Co.
4.75%, 09/01/2040 Λ	11	10
Indiana Michigan Power Co.
7.00%, 03/15/2019 Λ	30	35
Jersey Central Power & Light Co.
7.35%, 02/01/2019 Λ	15	18
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012	90	100
Nevada Power Co.
5.38%, 09/15/2040 Λ	12	12
Nextera Energy Capital Holdings, Inc.
6.00%, 03/01/2019 Λ	25	27
7.88%, 12/15/2015	30	36
Niagara Mohawk Power Corp.
4.88%, 08/15/2019 - 144A	40	42
Ohio Power Co.
5.75%, 09/01/2013	100	109
Oncor Electric Delivery Co., LLC
5.95%, 09/01/2013	20	22
6.80%, 09/01/2018	25	28
PacifiCorp
5.65%, 07/15/2018 Λ	25	28
PECO Energy Co.
5.35%, 03/01/2018	50	55
PSEG Power LLC
5.13%, 04/15/2020 Λ	92	94
Public Service Co., of Colorado
5.80%, 08/01/2018	20	23
6.50%, 08/01/2038	45	52
Public Service Co., of Oklahoma
4.40%, 02/01/2021	30	30
Public Service Electric & Gas Co.
5.30%, 05/01/2018	30	33
5.38%, 11/01/2039 Λ	14	14
6.33%, 11/01/2013	60	67
Southern California Edison Co.
4.15%, 09/15/2014	25	27
5.50%, 08/15/2018	65	73
6.05%, 03/15/2039 Λ	60	65
Southern Co.
4.15%, 05/15/2014 Λ	85	90
Virginia Electric and Power Co.
5.40%, 04/30/2018 Λ	100	109
Wisconsin Electric Power Co.
6.00%, 04/01/2014	35	39
Electronic Equipment & Instruments - 0.0% ∞
Arrow Electronics, Inc.
3.38%, 11/01/2015	20	20
7.50%, 01/15/2027	60	65
Energy Equipment & Services - 0.3%
Halliburton Co.
7.45%, 09/15/2039 Λ	100	126
Spectra Energy Capital LLC
5.50%, 03/01/2014	125	135
8.00%, 10/01/2019	50	61
TransCanada PipeLines, Ltd.
4.00%, 06/15/2013	50	53
7.13%, 01/15/2019	70	85
Transocean, Inc.
6.50%, 11/15/2020 Λ	75	83
Food & Staples Retailing - 0.0% ∞
CVS Caremark Corp.
6.13%, 09/15/2039	20	21
Kroger Co.
5.40%, 07/15/2040	12	11
Food Products - 0.3%
Bunge NA Finance, LP
5.90%, 04/01/2017	16	17
Bunge, Ltd. Finance Corp.
5.88%, 05/15/2013 Λ	35	37
8.50%, 06/15/2019	25	30
Cargill, Inc.
6.00%, 11/27/2017 - 144A	100	113
General Mills, Inc.
6.00%, 02/15/2012	18	19
Kellogg Co.
4.25%, 03/06/2013	80	84
Kraft Foods, Inc.
6.13%, 02/01/2018 Λ	100	112
6.75%, 02/19/2014	50	56
6.88%, 02/01/2038 Λ	50	55
7.00%, 08/11/2037	75	84
Gas Utilities - 0.1%
Atmos Energy Corp.
8.50%, 03/15/2019	35	44
Southern California Gas Co.
4.80%, 10/01/2012	100	105
Health Care Equipment & Supplies - 0.0% ∞
Baxter International, Inc.
4.00%, 03/01/2014	25	26
Health Care Providers & Services - 0.0% ∞
WellPoint, Inc.
5.88%, 06/15/2017	13	14
7.00%, 02/15/2019	9	11
Household Durables - 0.0% ∞
Newell Rubbermaid, Inc.
4.70%, 08/15/2020 Λ	33	33
Household Products - 0.0% ∞
Kimberly-Clark Corp.
7.50%, 11/01/2018	15	19
Industrial Conglomerates - 0.0% ∞
Koninklijke Philips Electronics NV
7.20%, 06/01/2026	20	23
Insurance - 0.9%
Aflac, Inc.
6.45%, 08/15/2040	17	17
AON Corp.
3.50%, 09/30/2015	23	23
6.25%, 09/30/2040 Λ	18	19

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

Insurance (continued)
Berkshire Hathaway Finance Corp.
2.45%, 12/15/2015 Λ	$33	$33
4.00%, 04/15/2012	100	104
4.60%, 05/15/2013 Λ	100	107
5.40%, 05/15/2018 Λ	50	55
CNA Financial Corp.
5.85%, 12/15/2014	50	54
5.88%, 08/15/2020 Λ	45	46
Jackson National Life Global Funding
5.38%, 05/08/2013 - 144A	100	108
MetLife Institutional Funding II
1.20%, 04/04/2014 - 144A *	100	100
Metropolitan Life Global Funding I
5.13%, 04/10/2013 - 144A	100	107
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039 - 144A	75	91
New York Life Global Funding
3.00%, 05/04/2015 - 144A	200	201
Pricoa Global Funding I
5.45%, 06/11/2014 - 144A	150	163
Protective Life Secured Trusts
4.00%, 04/01/2011	250	250
Travelers Cos., Inc.
5.80%, 05/15/2018	50	55
Travelers Life & Annunity Global Funding I
5.13%, 08/15/2014 - 144A	100	109
IT Services - 0.2%
International Business Machines Corp.
6.22%, 08/01/2027	250	288
Machinery - 0.0% ∞
Ingersoll-Rand Co. Ltd.
6.39%, 11/15/2027	25	27
PACCAR, Inc.
6.38%, 02/15/2012	15	16
Parker Hannifin Corp.
5.50%, 05/15/2018 Λ	20	22
Media - 1.3%
CBS Corp.
5.75%, 04/15/2020	17	18
7.88%, 07/30/2030	45	52
8.88%, 05/15/2019	20	25
Comcast Cable Holdings LLC
9.80%, 02/01/2012	500	538
Comcast Corp.
6.50%, 01/15/2017	50	57
6.50%, 11/15/2035 Λ	50	52
COX Communications, Inc.
8.38%, 03/01/2039 - 144A	60	76
DIRECTV Holdings LLC
4.60%, 02/15/2021 Λ	125	122
5.00%, 03/01/2021 Λ	33	33
Historic TW, Inc.
9.15%, 02/01/2023	500	656
News America, Inc.
7.30%, 04/30/2028	50	55
8.88%, 04/26/2023	80	101
TCI Communications, Inc.
8.75%, 08/01/2015	100	121
Thomson Reuters Corp.
4.70%, 10/15/2019 Λ	15	16
5.95%, 07/15/2013 Λ	35	39
Time Warner Cable, Inc.
6.75%, 07/01/2018	60	68
7.30%, 07/01/2038	100	111
8.25%, 02/14/2014 Λ	50	58
8.75%, 02/14/2019 Λ	50	62
Time Warner Entertainment Co., LP
8.38%, 07/15/2033	25	31
Metals & Mining - 0.0% ∞
BHP Billiton Finance USA, Ltd.
5.50%, 04/01/2014 Λ	50	55
Multiline Retail - 0.1%
Kohl’s Corp.
6.25%, 12/15/2017 Λ	15	17
Target Corp.
6.00%, 01/15/2018 Λ	100	115
Multi-Utilities - 0.2%
Dominion Resources, Inc. — Series B
6.25%, 06/30/2012	144	153
PG&E Corp.
5.75%, 04/01/2014	100	109
Sempra Energy
6.50%, 06/01/2016	50	57
8.90%, 11/15/2013	50	58
Office Electronics - 0.0% ∞
Xerox Corp.
6.75%, 02/01/2017	50	57
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp.
5.75%, 06/15/2014	50	55
8.70%, 03/15/2019	80	98
Canadian Natural Resources, Ltd.
5.90%, 02/01/2018	25	28
ConocoPhillips
5.75%, 02/01/2019	75	85
EnCana Corp.
6.50%, 05/15/2019 Λ	50	58
ENI SpA
5.70%, 10/01/2040 - 144A	125	115
Petro-Canada
6.05%, 05/15/2018	40	45
6.80%, 05/15/2038	50	55
Shell International Finance BV
6.38%, 12/15/2038	150	170
Statoil ASA
3.13%, 08/17/2017	33	33
Talisman Energy, Inc.
7.75%, 06/01/2019	10	12
Total Capital SA
2.30%, 03/15/2016 Λ	100	97
4.13%, 01/28/2021 Λ	29	29
Pharmaceuticals - 0.1%
AstraZeneca PLC
5.40%, 06/01/2014	50	57
Eli Lilly & Co.
3.55%, 03/06/2012	50	51
GlaxoSmithKline Capital, Inc.
4.38%, 04/15/2014 Λ	50	54
Real Estate Investment Trusts - 0.1%
Simon Property Group, LP
5.63%, 08/15/2014	50	55
6.10%, 05/01/2016	60	68
6.75%, 05/15/2014	30	34

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value

Real Estate Investment Trusts (continued)
WEA Finance LLC
6.75%, 09/02/2019 - 144A	$68	$78
Road & Rail - 0.2%
Burlington Northern Santa Fe LLC
3.60%, 09/01/2020 Λ	25	24
5.65%, 05/01/2017	50	56
6.70%, 08/01/2028	50	56
CSX Corp.
6.30%, 03/15/2012	25	26
Ryder System, Inc.
3.60%, 03/01/2016	25	25
Union Pacific Corp.
5.65%, 05/01/2017	50	56
Union Pacific Corp. — Series 2003-1
4.70%, 01/02/2024	84	86
Software - 0.1%
Intuit, Inc.
5.75%, 03/15/2017 Λ	15	16
Microsoft Corp.
1.63%, 09/25/2015 Λ	60	58
Oracle Corp.
5.25%, 01/15/2016	30	33
5.75%, 04/15/2018 Λ	100	112
6.50%, 04/15/2038 Λ	30	34
Specialty Retail - 0.1%
Home Depot, Inc.
5.40%, 03/01/2016 Λ	85	93
Staples, Inc.
9.75%, 01/15/2014	45	54
Transportation Infrastructure - 0.0% ∞
United Parcel Service of America, Inc.
8.38%, 04/01/2020	35	46
Water Utilities - 0.1%
American Water Capital Corp.
6.09%, 10/15/2017	100	112
Wireless Telecommunication Services - 0.1%
Vodafone Group PLC
5.00%, 09/15/2015	115	125

Total Corporate Debt Securities (cost $30,022)		31,101

CONVERTIBLE BOND - 0.2%
Diversified Financial Services - 0.2%
BA Covered Bond Issuer
5.50%, 06/14/2012 - 144A	400	418
Total Convertible Bond (cost $399)

	Shares	Value

SECURITIES LENDING COLLATERAL - 4.8%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	8,343,920	8,344
Total Securities Lending Collateral (cost $8,344)

	Principal	Value

REPURCHASE AGREEMENT - 4.2%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $7,270 on 04/01/2011. Collateralized by U.S. Government Agency Obligations, 3.50% - 4.00%, due 07/15/2025 - 12/01/2025, with a total value of $7,416.	$7,270	7,270
Total Repurchase Agreement (cost $7,270)

Total Investment Securities (cost $174,396) #		182,430
Other Assets and Liabilities — Net		(7,474)

Net Assets		$174,956

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 03/31/2011.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $8,172.

∞	Percentage rounds to less than 0.1%.

џ	In default.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $174,396. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,386 and $2,352, respectively. Net unrealized appreciation for tax purposes is $8,034.
DEFINITIONS:

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $14,141, or 8.08%, of the fund’s net assets.
IO	Interest Only
PO	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal of Securities

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Core Bond VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant	Value at
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	03/31/2011

Asset-Backed Securities	$—	$2,905	$—	$2,905
Convertible Bond	—	418	—	418
Corporate Debt Securities	—	31,101	—	31,101
Foreign Government Obligations	—	551	—	551
Mortgage-Backed Securities	—	21,987	—	21,987
Municipal Government Obligations	—	258	—	258
Repurchase Agreement	—	7,270	—	7,270
Securities Lending Collateral	8,344	—	—	8,344
U.S. Government Agency Obligations	—	73,614	—	73,614
U.S. Government Obligations	—	35,982	—	35,982

Total	$8,344	$174,086	$—	$182,430

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 99.3%
Aerospace & Defense - 3.0%
General Dynamics Corp.	2,400	$184
Goodrich Corp.	3,800	325
Honeywell International, Inc.	17,900	1,069
Huntington Ingalls Industries, Inc. ‡	166	7
L-3 Communications Holdings, Inc.	400	31
United Technologies Corp.	23,400	1,981
Airlines - 0.2%
Southwest Airlines Co. Λ	15,900	201
Auto Components - 0.6%
Johnson Controls, Inc. Λ	17,400	723
Automobiles - 0.4%
General Motors Co. ‡ Λ	14,800	459
Beverages - 2.7%
Coca-Cola Co.	36,300	2,408
Coca-Cola Enterprises, Inc.	4,100	112
PepsiCo, Inc.	11,700	754
Biotechnology - 1.5%
Biogen Idec, Inc. ‡	10,700	784
Celgene Corp. ‡	11,900	685
Dendreon Corp. ‡	3,300	124
Gilead Sciences, Inc. ‡	4,900	208
Capital Markets - 2.2%
Bank of New York Mellon Corp.	1,700	51
BlackRock, Inc. — Class A	1,100	221
Goldman Sachs Group, Inc.	8,900	1,411
Janus Capital Group, Inc. Λ	1,800	22
Morgan Stanley	14,900	407
State Street Corp.	12,300	553
Chemicals - 2.6%
Air Products & Chemicals, Inc.	3,300	298
CF Industries Holdings, Inc.	1,700	233
Dow Chemical Co. Λ	24,800	936
E.I. du Pont de Nemours & Co.	22,800	1,253
Georgia Gulf Corp. ‡ Λ	5,600	207
PPG Industries, Inc.	1,400	133
Commercial Banks - 3.7%
Fifth Third Bancorp	27,100	376
PNC Financial Services Group, Inc.	4,900	309
Popular, Inc. ‡	24,200	70
U.S. Bancorp Λ	28,700	759
Wells Fargo & Co.	89,100	2,824
Communications Equipment - 1.1%
Cisco Systems, Inc.	33,400	572
F5 Networks, Inc. ‡	1,100	113
Harris Corp. Λ	1,100	55
Juniper Networks, Inc. ‡	5,200	219
Motorola Mobility Holdings, Inc. ‡	2,700	66
QUALCOMM, Inc.	4,400	241
Computers & Peripherals - 5.3%
Apple, Inc. ‡	12,400	4,321
EMC Corp. ‡	35,600	945
NetApp, Inc. ‡	10,600	511
SanDisk Corp. ‡ Λ	12,100	558
Construction & Engineering - 0.4%
Fluor Corp. Λ	7,100	523
Consumer Finance - 0.7%
American Express Co.	11,300	511
Capital One Financial Corp.	6,200	322
Containers & Packaging - 0.1%
Ball Corp.	4,900	176
Diversified Consumer Services - 0.1%
Apollo Group, Inc. — Class A ‡	2,600	108
ITT Educational Services, Inc. ‡	800	58
Diversified Financial Services - 4.1%
Bank of America Corp.	165,600	2,207
Citigroup, Inc. ‡	449,000	1,985
Invesco, Ltd.	22,300	570
Diversified Telecommunication Services - 3.2%
AT&T, Inc.	42,400	1,297
Frontier Communications Corp. Λ	28,400	233
Verizon Communications, Inc.	60,100	2,317
Electric Utilities - 1.4%
Nextera Energy, Inc.	15,300	844
Northeast Utilities Λ	14,100	488
NV Energy, Inc.	11,500	171
Southern Co.	3,700	141
Electrical Equipment - 0.1%
Hubbell, Inc. — Class B	1,000	71
Thomas & Betts Corp. ‡	1,200	71
Electronic Equipment & Instruments - 0.5%
Corning, Inc.	28,300	584
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	10,000	734
Cameron International Corp. ‡	4,700	268
Halliburton Co.	10,900	543
National Oilwell Varco, Inc.	4,100	325
Schlumberger, Ltd.	13,200	1,232
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	17,220	591
Kroger Co.	6,200	149
Safeway, Inc. Λ	5,300	125
Wal-Mart Stores, Inc.	11,900	619
Food Products - 1.2%
Campbell Soup Co. Λ	1,700	56
General Mills, Inc.	32,800	1,199
HJ Heinz Co. Λ	3,300	161
Kraft Foods, Inc. — Class A	1,600	50
Gas Utilities - 0.4%
Oneok, Inc. Λ	7,600	508
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	15,800	850
Covidien PLC Λ	16,800	872
CR Bard, Inc.	4,700	467
Health Care Providers & Services - 2.2%
DaVita, Inc. ‡ Λ	4,100	351
Humana, Inc. ‡	6,200	434
McKesson Corp.	6,400	506
UnitedHealth Group, Inc.	23,000	1,039
WellPoint, Inc.	3,800	265
Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	14,800	568
McDonald’s Corp.	10,600	806
Royal Caribbean Cruises, Ltd. ‡	3,700	153
Yum! Brands, Inc. Λ	4,700	241

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Enhanced Index VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Household Durables — 0.6%
D.R. Horton, Inc. Λ	2,800	$33
Lennar Corp. — Class A	18,700	338
NVR, Inc. ‡ Λ	300	227
Whirlpool Corp. Λ	1,400	120
Household Products — 3.1%
Colgate-Palmolive Co.	16,300	1,316
Procter & Gamble Co.	36,000	2,218
Independent Power Producers & Energy Traders — 0.3%
AES Corp. ‡	23,000	299
Industrial Conglomerates — 3.9%
3M Co. Λ	17,500	1,636
General Electric Co.	100,400	2,014
Textron, Inc. Λ	7,600	208
Tyco International, Ltd.	18,300	819
Insurance — 3.1%
ACE, Ltd. Λ	10,000	647
Aflac, Inc.	6,800	359
Berkshire Hathaway, Inc. — Class B ‡ Λ	6,100	510
Everest RE Group, Ltd.	1,800	159
Hartford Financial Services Group, Inc. Λ	4,100	110
Lincoln National Corp.	3,900	117
MetLife, Inc.	28,000	1,253
Prudential Financial, Inc.	9,000	554
Internet & Catalog Retail — 0.9%
Amazon.com, Inc. ‡	6,100	1,099
Internet Software & Services — 0.9%
eBay, Inc. ‡	9,000	279
Google, Inc. — Class A ‡ Λ	1,400	821
IT Services — 2.5%
Cognizant Technology Solutions Corp. — Class A ‡	8,400	684
International Business Machines Corp.	14,200	2,315
Leisure Equipment & Products — 0.1%
Mattel, Inc.	5,000	125
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc. ‡	4,000	222
Machinery — 1.9%
Deere & Co. Λ	4,100	397
Donaldson Co., Inc. Λ	1,000	61
Dover Corp.	1,600	105
Joy Global, Inc.	1,700	168
Kennametal, Inc.	1,400	55
Manitowoc Co., Inc.	4,300	94
PACCAR, Inc.	18,400	964
Parker Hannifin Corp.	4,100	388
Media — 3.0%
CBS Corp. — Class B	39,300	984
DIRECTV — Class A ‡	5,000	234
Gannett Co., Inc. Λ	7,200	110
Time Warner, Inc.	21,500	768
Walt Disney Co.	32,300	1,391
Metals & Mining — 1.3%
Alcoa, Inc.	39,200	692
Freeport-McMoRan Copper & Gold, Inc.	15,760	875
Multiline Retail — 1.3%
Kohl’s Corp.	2,900	154
Macy’s, Inc.	22,100	536
Nordstrom, Inc. Λ	1,600	72
Target Corp.	16,400	820
Multi-Utilities — 1.2%
CMS Energy Corp. Λ	24,400	479
PG&E Corp.	14,500	641
Sempra Energy	4,400	235
Xcel Energy, Inc.	3,400	81
Oil, Gas & Consumable Fuels — 10.3%
Anadarko Petroleum Corp.	3,300	270
Apache Corp.	6,000	786
Chevron Corp.	24,400	2,621
ConocoPhillips	200	16
Consol Energy, Inc. Λ	5,400	290
Devon Energy Corp.	9,100	835
EOG Resources, Inc. Λ	3,300	391
Exxon Mobil Corp.	51,900	4,365
Hess Corp.	700	60
Marathon Oil Corp.	9,100	485
Murphy Oil Corp.	2,900	213
Noble Energy, Inc.	2,500	242
Occidental Petroleum Corp.	9,800	1,024
Valero Energy Corp.	5,500	164
Williams Cos., Inc.	15,900	496
Pharmaceuticals — 5.2%
Abbott Laboratories	31,800	1,560
Bristol-Myers Squibb Co.	6,100	161
Johnson & Johnson	13,400	794
Merck & Co., Inc.	53,937	1,781
Mylan, Inc. ‡ Λ	14,600	331
Pfizer, Inc.	73,100	1,485
Watson Pharmaceuticals, Inc. ‡ Λ	1,400	78
Real Estate Investment Trusts — 1.6%
AvalonBay Communities, Inc. Λ	2,300	276
Dct Industrial Trust, Inc. Λ	11,600	64
Digital Realty Trust, Inc. Λ	6,800	395
Dupont Fabros Technology, Inc.	5,000	121
Essex Property Trust, Inc. Λ	1,900	236
HCP, Inc.	8,200	311
Host Hotels & Resorts, Inc. Λ	26,500	467
ProLogis	5,500	88
Road & Rail — 2.3%
CSX Corp.	11,100	872
Norfolk Southern Corp.	14,600	1,012
Union Pacific Corp.	8,700	855
Semiconductors & Semiconductor Equipment — 2.7%
Altera Corp.	3,000	132
Applied Materials, Inc. Λ	47,400	741
Broadcom Corp. — Class A	17,200	677
LAM Research Corp. ‡	3,500	198
Novellus Systems, Inc. ‡	5,200	193
NVIDIA Corp. ‡ Λ	13,500	249
Texas Instruments, Inc.	10,700	370
Xilinx, Inc.	19,200	630
Software — 3.8%
Adobe Systems, Inc. ‡	16,400	544
Citrix Systems, Inc. ‡	1,600	118
Microsoft Corp.	100,800	2,557
Oracle Corp.	38,100	1,271
Specialty Retail — 2.6%
AutoZone, Inc. ‡ Λ	2,500	684
Bed Bath & Beyond, Inc. ‡	2,500	121

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS (continued) At March 31, 2011 (all amounts except share amounts in thousands) (unaudited)

	Shares	Value
Specialty Retail (continued)
GameStop Corp. — Class A ‡ Λ	5,500	$124
Gap, Inc.	10,400	236
Home Depot, Inc. Λ	6,300	233
Limited Brands, Inc.	2,500	82
Lowe’s Cos., Inc.	35,500	938
Staples, Inc.	6,700	130
TJX Cos., Inc.	8,900	443
Urban Outfitters, Inc. ‡	4,900	146
Textiles, Apparel & Luxury Goods — 0.3%
Coach, Inc.	2,300	120
V.F. Corp.	1,900	187
Thrifts & Mortgage Finance — 0.0% ∞
People’s United Financial, Inc. Λ	3,600	45
Tobacco — 0.8%
Philip Morris International, Inc.	15,300	1,004
Water Utilities — 0.0% ∞
American Water Works Co., Inc.	1,900	53
Wireless Telecommunication Services — 0.6%
MetroPCS Communications, Inc. ‡	2,500	41
Sprint Nextel Corp. ‡	148,000	686

Total Common Stocks (cost $105,800)		118,392

U.S. GOVERNMENT OBLIGATION — 0.1%
U.S. Treasury Note
1.13%, 06/30/2011 g	$145	$145
Total U.S. Government Obligation (cost $145)

	Shares	Value
SECURITIES LENDING COLLATERAL - 12.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	14,885,689	14,886
Total Securities Lending Collateral (cost $14,886)

	Principal	Value
REPURCHASE AGREEMENT — 0.5%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $608 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/01/2025, with a value of $621.	$608	608

Total Repurchase Agreement (cost $608)
Total Investment Securities (cost $121,439) #		134,031
Other Assets and Liabilities — Net		(14,800)

Net Assets		$119,231

FUTURES CONTRACTS:

				Net Unrealized
Description	Type	Contracts Г	Expiration Date	Appreciation
S&P 500 E-Mini Index	Long	11	06/17/2011	$28
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $13,931.

∞	Percentage rounds to less than 0.1%.

g	A portion of this security in the amount of $145 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $121,439. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $13,430 and $838, respectively. Net unrealized appreciation for tax purposes is $12,592.

Г	Contract amounts are not in thousands.
VALUATION SUMMARY: Э

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011

Common Stocks	$115,901	$2,491	$—	$118,392
Repurchase Agreement	—	608	—	608
Securities Lending Collateral	14,886	—	—	14,886
U.S. Government Obligations	—	145	—	145

Total	$130,787	$3,244	$–	$134,031

Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	03/31/2011

Futures Contracts — Appreciation	$28	$—	$—	$28

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Mid Cap Value VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS — 97.1%
Aerospace & Defense — 1.4%
Alliant Techsystems, Inc. Λ	28,800	$2,036
L-3 Communications Holdings, Inc. Λ	21,600	1,691
Beverages — 1.1%
Brown-Forman Corp. — Class B Λ	23,174	1,583
Dr. Pepper Snapple Group, Inc.	36,300	1,349
Capital Markets — 2.5%
Ameriprise Financial, Inc.	48,400	2,956
Northern Trust Corp. Λ	24,300	1,233
T. Rowe Price Group, Inc.	33,100	2,199
Chemicals — 4.1%
Airgas, Inc.	27,900	1,853
Albemarle Corp.	53,500	3,198
PPG Industries, Inc.	31,100	2,961
Sigma-Aldrich Corp. Λ	38,500	2,450
Commercial Banks — 5.3%
BancorpSouth, Inc. Λ	23,300	360
BB&T Corp. Λ	37,900	1,040
City National Corp. Λ	29,600	1,689
Cullen/Frost Bankers, Inc. Λ	25,900	1,529
Fifth Third Bancorp	169,700	2,355
Huntington Bancshares, Inc.	108,500	720
M&T Bank Corp. Λ	36,000	3,185
SunTrust Banks, Inc.	50,200	1,448
Zions Bancorporation Λ	57,200	1,319
Commercial Services & Supplies — 2.1%
Republic Services, Inc. — Class A	177,250	5,325
Containers & Packaging — 2.3%
Ball Corp.	107,100	3,839
Rock-Tenn Co. — Class A Λ	31,000	2,150
Distributors — 0.9%
Genuine Parts Co.	43,900	2,355
Diversified Financial Services — 0.7%
Invesco, Ltd.	67,700	1,730
Diversified Telecommunication Services — 1.0%
CenturyLink, Inc. Λ	61,200	2,543
Electric Utilities — 2.8%
Northeast Utilities Λ	35,900	1,242
Westar Energy, Inc. Λ	115,200	3,043
Wisconsin Energy Corp. Λ	99,400	3,032
Electrical Equipment — 3.2%
AMETEK, Inc.	44,949	1,972
Cooper Industries PLC — Class A Λ	33,900	2,200
Regal Beloit Corp. Λ	20,700	1,528
Roper Industries, Inc. Λ	29,000	2,507
Electronic Equipment & Instruments — 3.4%
Amphenol Corp. — Class A Λ	41,100	2,235
Arrow Electronics, Inc. ‡ Λ	57,100	2,391
TE Connectivity, Ltd.	119,600	4,165
Food & Staples Retailing — 1.2%
Safeway, Inc. Λ	134,800	3,173
Food Products — 2.4%
JM Smucker Co.	46,200	3,298
Ralcorp Holdings, Inc. ‡	39,600	2,710
Gas Utilities — 5.0%
Energen Corp.	86,300	5,448
EQT Corp. Λ	65,300	3,258
Oneok, Inc. Λ	58,800	3,933
Health Care Equipment & Supplies — 1.0%
Becton, Dickinson and Co.	33,600	2,675
Health Care Providers & Services — 5.4%
AmerisourceBergen Corp. — Class A	53,980	2,135
Community Health Systems, Inc. ‡	26,400	1,056
Coventry Health Care, Inc. ‡	56,450	1,800
HCA Holdings, Inc. ‡	42,600	1,443
Humana, Inc. ‡	33,000	2,308
Lincare Holdings, Inc. Λ	133,050	3,947
VCA Antech, Inc. ‡ Λ	44,600	1,123
Hotels, Restaurants & Leisure — 2.8%
Darden Restaurants, Inc. Λ	42,824	2,103
Marriott International, Inc. — Class A Λ	50,919	1,812
Royal Caribbean Cruises, Ltd. ‡	35,400	1,461
Yum! Brands, Inc.	35,500	1,824
Household Durables — 3.3%
Fortune Brands, Inc.	69,400	4,295
Jarden Corp. Λ	38,600	1,373
Snap-On, Inc.	47,200	2,835
Household Products — 0.7%
Energizer Holdings, Inc. ‡	24,000	1,708
Industrial Conglomerates — 1.0%
Carlisle Cos., Inc. Λ	55,800	2,486
Insurance — 10.1%
AON Corp.	41,800	2,214
Arch Capital Group, Ltd. ‡ Λ	16,900	1,676
Cincinnati Financial Corp. Λ	49,125	1,611
Loews Corp.	118,000	5,086
Old Republic International Corp. Λ	186,525	2,367
OneBeacon Insurance Group, Ltd. - Class A Λ	79,611	1,077
Principal Financial Group, Inc. Λ	49,400	1,586
Torchmark Corp. Λ	19,800	1,316
Transatlantic Holdings, Inc.	69,600	3,387
WR Berkley Corp. Λ	109,400	3,524
XL Group PLC — Class A Λ	93,700	2,305
Internet & Catalog Retail — 0.7%
Expedia, Inc. Λ	76,300	1,729
Media — 4.5%
Cablevision Systems Corp. — Class A	43,200	1,495
CBS Corp. — Class B	120,600	3,019
Clear Channel Outdoor Holdings, Inc. - Class A ‡ Λ	87,784	1,277
DISH Network Corp. — Class A ‡	77,080	1,878
Gannett Co., Inc. Λ	133,500	2,033
Omnicom Group, Inc.	28,100	1,379
Washington Post Co. — Class B Λ	1,425	624
Multiline Retail — 0.9%
Kohl’s Corp.	30,500	1,618
Macy’s, Inc.	31,800	771
Multi-Utilities — 4.4%
CMS Energy Corp. Λ	209,800	4,121
NSTAR Λ	55,900	2,586
Sempra Energy	24,000	1,284
Xcel Energy, Inc. Λ	143,500	3,428
Oil, Gas & Consumable Fuels — 7.1%
CVR Energy, Inc. ‡	57,700	1,336
Devon Energy Corp. Λ	47,400	4,351

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica JPMorgan Mid Cap Value VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
El Paso Corp.	137,800	$2,480
Kinder Morgan Management LLC ‡	20,957	1,375
Newfield Exploration Co. ‡	39,500	3,002
Teekay Corp. Λ	61,000	2,253
Williams Cos., Inc.	115,500	3,601
Real Estate Investment Trusts — 2.8%
HCP, Inc.	45,400	1,722
Kimco Realty Corp. Λ	33,500	614
Regency Centers Corp. Λ	55,100	2,397
Vornado Realty Trust	27,260	2,385
Real Estate Management & Development — 0.6%
Brookfield Properties Corp.	91,675	1,624
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc.	32,900	1,296
Software — 2.1%
Jack Henry & Associates, Inc. Λ	83,500	2,830
Synopsys, Inc. ‡	90,033	2,489
Specialty Retail — 6.9%
AutoZone, Inc. ‡ Λ	7,250	1,983
Bed Bath & Beyond, Inc. ‡	69,100	3,336
Gap, Inc. Λ	190,000	4,306
Sherwin-Williams Co. Λ	28,600	2,402
Staples, Inc.	58,300	1,132
Tiffany & Co. Λ	29,900	1,837
TJX Cos., Inc.	50,100	2,492
Textiles, Apparel & Luxury Goods — 0.8%
Phillips-Van Heusen Corp.	31,700	2,061
Thrifts & Mortgage Finance — 0.9%
Capitol Federal Financial, Inc.	36,500	411
People’s United Financial, Inc. Λ	159,270	2,004
Tobacco — 0.3%
Lorillard, Inc. Λ	9,200	874
Wireless Telecommunication Services — 0.9%
Telephone & Data Systems, Inc. (Special Shares) — Class L	76,732	2,265

Total Common Stocks (cost $195,482)		249,864

SECURITIES LENDING COLLATERAL - 24.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	63,919,668	$63,920
Total Securities Lending Collateral (cost $63,920)

	Principal	Value
REPURCHASE AGREEMENT — 3.0%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $7,693 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2025, with a value of $7,847.	$7,693	7,693
Total Repurchase Agreement (cost $7,693)

Total Investment Securities (cost $267,095) #		321,477
Other Assets and Liabilities — Net		(64,004)

Net Assets		$257,473

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $ $62,407.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $267,095. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,518 and $2,136, respectively. Net unrealized appreciation for tax purposes is $54,382.
VALUATION SUMMARY: Э

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011

Common Stocks	$237,481	$12,383	$—	$249,864
Repurchase Agreement	—	7,693	—	7,693
Securities Lending Collateral	63,920	—	—	63,920

Total	$301,401	$20,076	$—	$321,477

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Australia - 2.4%
QBE Insurance Group, Ltd.	98,266	$1,796
Westpac Banking Corp.	136,950	3,446
Austria - 0.6%
Erste Group Bank AG	25,554	1,289
Bermuda - 1.6%
Esprit Holdings, Ltd.	358,900	1,647
Li & Fung, Ltd.	360,000	1,842
Brazil - 0.6%
Banco Santander Brasil SA ADR Λ	112,520	1,379
Canada - 2.9%
Canadian National Railway Co.	84,300	6,345
Czech Republic - 0.9%
Komercni Banka AS	7,389	1,865
France - 12.5%
Air Liquide SA	31,950	4,245
Groupe Danone SA	52,155	3,407
Legrand SA	44,776	1,863
LVMH Moet Hennessy Louis Vuitton SA	32,670	5,173
Pernod-Ricard SA	34,469	3,219
Schneider Electric SA	42,778	7,312
Total SA	30,576	1,861
Germany - 11.5%
Bayer AG	47,641	3,689
Beiersdorf AG	57,719	3,523
Deutsche Boerse AG	40,227	3,053
Linde AG	51,921	8,200
Man AG	15,015	1,873
Merck KGaA Λ	25,097	2,265
SAP AG	37,814	2,315
Hong Kong - 2.4%
AIA Group, Ltd. ‡	564,000	1,737
China Unicom, Ltd.	1,250,000	2,079
CNOOC, Ltd.	543,000	1,371
India - 3.0%
ICICI Bank, Ltd. ADR Λ	71,890	3,582
Infosys Technologies, Ltd. ADR	41,390	2,968
Japan - 11.7%
AEON Credit Service Co., Ltd. Λ	32,000	440
Canon, Inc.	69,700	3,033
Denso Corp. Λ	68,700	2,280
Fanuc Corp.	16,200	2,452
Honda Motor Co., Ltd. Λ	47,800	1,796
Hoya Corp. Λ	148,200	3,382
INPEX Corp. Λ	561	4,255
Lawson, Inc. Λ	56,600	2,729
Nomura Holdings, Inc. Λ	208,900	1,092
Shin-Etsu Chemical Co., Ltd. Λ	77,000	3,828
Jersey, Channel Islands - 1.5%
WPP PLC	258,008	3,181
Korea, Republic of - 1.6%
Samsung Electronics Co., Ltd.	4,088	3,473
Netherlands - 9.3%
Akzo Nobel NV	59,192	4,067
Heineken NV	115,771	6,326
ING Groep NV ‡	389,224	4,926
Randstad Holding NV ‡	51,883	2,890
Wolters Kluwer NV	80,932	1,892
Singapore - 1.0%
Keppel Corp., Ltd.	72,000	703
Singapore Telecommunications, Ltd.	616,700	1,477
South Africa - 0.9%
MTN Group, Ltd.	99,601	2,011
Spain - 1.3%
Banco Santander SA	163,574	1,899
Red Electrica Corp. SA	16,227	922
Sweden - 1.4%
Hennes & Mauritz AB — Class B	40,280	1,338
Svenska Cellulosa AB — Class B	107,159	1,724
Switzerland - 11.1%
Cie Financiere Richemont SA	29,621	1,711
Givaudan SA ‡	2,260	2,272
Julius Baer Group, Ltd.	98,186	4,261
Nestle SA	112,686	6,459
Roche Holding AG	25,041	3,577
Sonova Holding AG	9,626	858
Swiss Reinsurance Co., Ltd.	27,383	1,567
UBS AG ‡	188,940	3,390
Taiwan - 1.7%
Hon Hai Precision Industry Co., Ltd.	170,000	595
Taiwan Semiconductor Manufacturing Co., Ltd. ADR Λ	249,727	3,042
United Kingdom - 17.4%
Barclays PLC	248,536	1,107
BG Group PLC	83,754	2,084
Burberry Group PLC	75,120	1,415
Compass Group PLC	245,590	2,208
Diageo PLC	230,067	4,374
Hays PLC	626,560	1,169
HSBC Holdings PLC	643,156	6,614
Reckitt Benckiser Group PLC	114,011	5,856
Royal Dutch Shell PLC — Class A Λ	96,759	3,514
Smiths Group PLC	118,775	2,471
Standard Chartered PLC	145,378	3,771
Tesco PLC	542,518	3,316
United States - 1.9%
Synthes, Inc. -144A	30,482	4,122

Total Common Stocks (cost $187,587)		215,213

SECURITIES LENDING COLLATERAL - 8.5%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28%▲	18,476,641	18,477
Total Securities Lending Collateral (cost $18,477)

	Principal	Value
REPURCHASE AGREEMENT - 0.6%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $1,224 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2025, with a value of $1,253.	$1,224	1,224
Total Repurchase Agreement (cost $1,224)

Total Investment Securities (cost $207,288) #		234,914
Other Assets and Liabilities — Net		(18,036)

Net Assets		$216,878

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value
Commercial Banks	10.4%	$24,952
Chemicals	9.6	22,612
Beverages	5.9	13,919
Oil, Gas & Consumable Fuels	5.6	13,085
Food Products	4.2	9,866
Pharmaceuticals	4.1	9,531
Electrical Equipment	3.9	9,175
Capital Markets	3.7	8,743
Textiles, Apparel & Luxury Goods	3.5	8,299
Diversified Financial Services	3.4	7,979
Semiconductors & Semiconductor Equipment	2.8	6,515
Road & Rail	2.7	6,345
Food & Staples Retailing	2.6	6,045
Household Products	2.5	5,856
Insurance	2.2	5,100
Media	2.2	5,073
Health Care Equipment & Supplies	2.1	4,980
Machinery	1.8	4,325
Professional Services	1.7	4,059
Electronic Equipment & Instruments	1.7	3,977
Diversified Telecommunication Services	1.5	3,556
Personal Products	1.5	3,523
Industrial Conglomerates	1.4	3,174
Office Electronics	1.3	3,033
Specialty Retail	1.3	2,985
IT Services	1.3	2,968
Software	1.0	2,315
Auto Components	1.0	2,280
Hotels, Restaurants & Leisure	0.9	2,208
Wireless Telecommunication Services	0.9	2,011
Distributors	0.8	1,842
Automobiles	0.8	1,796
Paper & Forest Products	0.7	1,724
Electric Utilities	0.4	922
Consumer Finance	0.2	440

Investment Securities, at Value	91.6	215,213
Short-Term Investments	8.4	19,701

Total Investments	100.0%	$234,914

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $17,608.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $207,288. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $35,271 and $7,645, respectively. Net unrealized appreciation for tax purposes is $27,626.
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $4,122, or 1.90%, of the fund’s net assets.

ADR	American Depositary Receipt

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica MFS International Equity VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 –	Level 3 –
	Level 1 –	Other	Significant
	Quoted	Significant	Unobservable	Value at
Investment Securities	Prices	Observable Inputs	Inputs	03/31/2011

Common Stocks	$15,335	$199,878	$—	$215,213
Repurchase Agreement	—	1,224	—	1,224
Securities Lending Collateral	18,477	—	—	18,477

Total	$33,812	$201,102	$—	$234,914

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.0% ∞
Mexico - 0.0% ∞
Cemex SAB de CV CPO, 4.00% ▲ ‡	112,590	$101
Total Convertible Preferred Stock (cost $119)

PREFERRED STOCKS - 1.0%
Brazil - 0.4%
Banco Bradesco SA, 2.96% ▲	5,429	111
Bradespar SA, 2.44% ▲	918	24
Centrais Eletricas Brasileiras SA - Series B, 5.57% ▲	1,373	26
Cia de Bebidas das Americas, 4.35% ▲	3,700	103
Cia Energetica de Minas Gerais, 8.63% ▲	1,063	20
Gerdau SA, 2.35% ▲	1,714	21
Investimentos Itau SA, 3.04% ▲	7,387	58
Itau Unibanco Holding SA, 2.67% ▲	6,513	156
Metalurgica Gerdau SA - Class A, 2.84% ▲	760	11
Petroleo Brasileiro SA, 4.36% ▲	11,236	196
Tele Norte Leste Participacoes SA, 10.74% ▲	1,352	23
Ultrapar Participacoes SA, 2.80% ▲	1,000	17
Usinas Siderurgicas de Minas Gerais SA - Class A, 3.25% ▲	864	10
Vale SA - Class A, 2.81% ▲	5,426	158
VIVO Participacoes SA, 9.17% ▲	458	18
Germany - 0.6%
Henkel AG & Co., KGaA, 2.86% ▲	3,860	239
Porsche AG, 0.19% ▲	1,504	99
RWE AG, 7.71% ▲	172	10
Volkswagen AG, 1.49% ▲	4,534	736
Korea, Republic of - 0.0% ∞
Samsung Electronics Co., Ltd., 1.60% ▲	34	19

Total Preferred Stocks (cost $1,901)		2,055

COMMON STOCKS - 76.7%
Australia - 4.1%
AGL Energy, Ltd.	3,114	46
Alumina, Ltd.	32,660	83
Amcor, Ltd.	16,410	120
AMP, Ltd. Λ	7,734	43
Australia & New Zealand Banking Group, Ltd.	41,158	1,014
BHP Billiton, Ltd.	68,551	3,300
BlueScope Steel, Ltd.	19,315	39
Boral, Ltd. Λ	11,432	59
Brambles, Ltd.	6,167	45
Caltex Australia, Ltd.	2,753	44
Coca-Cola Amatil, Ltd.	3,529	43
Commonwealth Bank of Australia	1,663	90
CSL, Ltd.	1,321	49
CSR, Ltd.	4,988	17
DuluxGroup, Ltd.	7,223	20
Fortescue Metals Group, Ltd.	27,691	184
Foster’s Group, Ltd.	12,709	75
Incitec Pivot, Ltd.	34,555	155
Insurance Australia Group, Ltd.	10,893	40
Leighton Holdings, Ltd. Λ	1,102	34
Lend Lease Corp., Ltd.	3,152	30
Macquarie Group, Ltd.	1,131	43
National Australia Bank, Ltd.	2,268	61
Newcrest Mining, Ltd.	29,482	1,214
OneSteel, Ltd.	17,326	44
Orica, Ltd.	7,223	197
Origin Energy, Ltd.	4,774	80
OZ Minerals, Ltd.	60,415	100
QBE Insurance Group, Ltd.	3,875	71
Rio Tinto, Ltd.	5,771	506
Santos, Ltd.	3,327	54
Sims Metal Management, Ltd.	3,311	60
Sonic Healthcare, Ltd.	875	11
Stockland REIT	413	2
Suncorp Group, Ltd.	3,833	34
Tabcorp Holdings, Ltd.	2,490	19
Telstra Corp., Ltd.	13,369	39
Transurban Group	5,045	28
Wesfarmers, Ltd.	2,720	89
Wesfarmers, Ltd. - PPS	948	32
Westpac Banking Corp.	2,351	59
Woodside Petroleum, Ltd.	3,306	160
Woolworths, Ltd.	6,436	179
Austria - 0.4%
Erste Group Bank AG	3,640	184
OMV AG	2,104	95
Raiffeisen Bank International AG Λ	477	26
Telekom Austria AG	12,814	187
Verbund AG Λ	2,098	93
Vienna Insurance Group AG Wiener Versicherung Gruppe	1,265	72
Voestalpine AG	4,549	215
Belgium - 0.4%
Ageas	5,820	17
Anheuser-Busch InBev NV	6,347	361
Anheuser-Busch InBev NV - STRIP VVPR ‡	2,616	♦
Belgacom SA	1,345	52
Cie Nationale a Portefeuille	579	40
Delhaize Group SA	752	61
Groupe Bruxelles Lambert SA	939	88
Solvay SA - Class A	687	82
UCB SA Λ	1,027	39
Umicore SA	1,461	72
Bermuda - 0.3%
China Yurun Food Group, Ltd.	8,000	27
Cosco Pacific, Ltd.	8,000	15
Esprit Holdings, Ltd.	5,947	27
Kerry Properties, Ltd.	11,591	58
Li & Fung, Ltd.	15,614	80
Noble Group, Ltd. Λ	30,545	52
SeaDrill, Ltd.	11,188	404
Shangri-La Asia, Ltd.	11,218	29
Skyworth Digital Holdings, Ltd.	10,000	6
Brazil - 0.4%
All America Latina Logistica SA	6,200	51
Banco do Brasil SA	5,600	102
Banco Santander Brasil SA	2,000	24
BM&FBOVESPA SA	5,400	39
Ccr SA	700	20
Centrais Eletricas Brasileiras SA ‡	1,800	27
Cia Siderurgica Nacional SA	1,500	25
Cielo SA	1,700	15
Embraer SA ‡	1,600	13
Hypermarcas SA ‡	700	9
Lojas Renner SA	400	13
Natura Cosmeticos SA	600	17
OGX Petroleo e Gas Participacoes SA ‡	3,300	40
PDG Realty SA Empreendimentos e Participacoes	2,900	16
Perdigao SA ‡	8,740	165
Petroleo Brasileiro SA	7,900	159
Redecard SA	900	13
Souza Cruz SA	1,000	10
Usinas Siderurgicas de Minas Gerais SA ‡	300	5
Vale SA	3,600	117

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Cayman Islands - 0.2%
Alibaba.com, Ltd.	14,500	$25
Anta Sports Products, Ltd.	6,000	9
Belle International Holdings, Ltd.	4,000	7
Chaoda Modern Agriculture Holdings, Ltd.	16,000	10
China Dongxiang Group Co.	32,000	10
China Mengniu Dairy Co., Ltd.	13,000	35
China Resources Cement Holdings, Ltd. ‡	48,000	48
China Shanshui Cement Group, Ltd.	11,000	10
China Shineway Pharmaceutical Group, Ltd.	7,200	17
Enn Energy Holdings, Ltd.	2,000	6
Gcl-Poly Energy Holdings, Ltd. ‡	48,000	30
Geely Automobile Holdings, Ltd.	33,400	12
Golden Eagle Retail Group, Ltd.	11,000	24
Hengdeli Holdings, Ltd.	16,900	9
Kingboard Chemical Holdings, Ltd.	1,000	5
Li Ning Co., Ltd.	8,000	14
Parkson Retail PLC	23,000	32
Sands China, Ltd. ‡	18,000	40
Semiconductor Manufacturing International Corp. ‡	70,000	5
Tencent Holdings, Ltd.	3,500	86
Tingyi Cayman Islands Holding Corp.	14,000	34
Want Want China Holdings, Ltd.	16,000	13
Wynn Macau, Ltd.	10,800	30
China - 0.2%
Anhui Conch Cement Co., Ltd. - Series H	4,000	25
BBMG Corp.	9,500	16
Beijing Capital International Airport Co., Ltd.	40,000	21
BYD Co., Ltd. - Class H	3,500	13
China Agri-Industries Holdings, Ltd.	9,000	10
China Cosco Holdings Co., Ltd. - Class H ‡	50,000	50
China Longyuan Power Group Corp. ‡	13,000	14
China National Building Material Co., Ltd.	8,000	29
China Shipping Development Co., Ltd. - Class H	20,000	23
Datang International Power Generation Co., Ltd. - Class H	202,000	74
Dongfeng Motor Group Co., Ltd. - Class H	4,000	7
Great Wall Motor Co., Ltd.	3,500	6
Huaneng Power International, Inc. - Class H	124,000	73
Shandong Weigao Group Medical Polymer Co., Ltd.	8,300	24
Tsingtao Brewery Co., Ltd.	2,000	10
Wumart Stores, Inc.	4,000	9
ZTE Corp.	4,400	21
Denmark - 0.5%
A.P. Moller Maersk A/S - Series B	22	207
DSV A/S Λ	3,219	79
Novo Nordisk A/S - Class B Λ	4,354	548
Novozymes A/S	636	97
Vestas Wind Systems A/S ‡ Λ	2,785	121
Egypt - 0.1%
Commercial International Bank Egypt Sae ‡	10,300	57
Egyptian Co., for Mobile Services	659	18
Egyptian Financial Group-Hermes Holding	4,388	16
Elswedy Electric Co. ‡	1,300	9
Ezz Steel ‡	4,498	8
Orascom Construction Industries	1,727	71
Orascom Telecom Holding SAE ‡	54,841	41
Talaat Moustafa Group ‡	10,769	8
Telecom Egypt	6,675	19
Finland - 1.2%
Fortum OYJ ‡	7,830	266
Kesko OYJ - Class B ‡	5,555	260
Kone OYJ - Class B	3,040	175
Metso OYJ	8,356	448
Neste Oil OYJ Λ	2,237	46
Nokia OYJ	74,654	639
Outokumpu OYJ Λ	3,022	52
Rautaruukki OYJ Λ	1,986	48
Sampo OYJ - Class A	6,221	198
Stora Enso OYJ - Class R	13,112	156
UPM-Kymmene OYJ ‡	11,414	242
Wartsila OYJ	2,396	94
France - 4.5%
Accor SA	1,359	61
Air Liquide SA	2,005	266
Alcatel-Lucent ‡	14,558	84
Alstom SA	6,396	378
ATOS Origin SA ‡	183	11
AXA SA	14,155	296
BNP Paribas	12,002	879
Bouygues SA	5,810	279
Capital Gemini SA	956	55
Carrefour SA	4,799	213
Casino Guichard Perrachon SA	647	61
Cie de St-Gobain	1,440	88
Cie Generale de Geophysique-Veritas ‡	2,419	87
Cie Generale des Etablissements Michelin - Class B	1,832	155
Cie Generale D’optique Essilor International SA	1,217	90
CNP Assurances	2,128	45
Credit Agricole SA	6,407	105
Dassault Systemes SA	407	31
Edenred ‡	1,359	41
EDF SA	842	35
Eurazeo NPV	249	19
Fonciere Des Regions REIT	293	31
France Telecom SA	9,730	218
GDF Suez	6,167	251
Gecina SA REIT	236	33
Groupe Danone SA	4,852	317
Hermes International Λ	294	64
ICADE REIT	200	25
Imerys SA	422	31
Klepierre REIT	1,090	44
Lafarge SA	3,093	193
Lagardere SCA	1,281	55
L’Oreal SA	429	50
LVMH Moet Hennessy Louis Vuitton SA	1,035	164
Neopost SA Λ	382	33
Pernod-Ricard SA	558	52
Peugeot SA ‡	2,014	80
PPR SA	772	118
Publicis Groupe SA	938	53
Renault SA ‡	1,738	96
Safran SA	910	32
Sanofi-Aventis SA	6,726	472
Schneider Electric SA	2,926	500
SCOR SE	1,638	45
Societe BIC SA	377	34
Societe Generale	6,994	454
Societe Television Francaise 1	2,263	42
Sodexo	778	57
Technip SA	2,408	257
Thales SA	802	32
Total SA	25,822	1,573
Unibail-Rodamco SE REIT ‡	1,342	290
Vallourec SA	545	61
Veolia Environnement SA	2,669	83
Vinci SA	4,865	304
Vivendi SA	6,724	191

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Germany - 11.8%
Adidas AG	5,518	$348
Allianz SE	11,017	1,546
BASF SE	19,336	1,671
Bayer AG	19,461	1,507
Bayerische Motoren Werke AG	13,853	1,153
Beiersdorf AG	4,321	264
Celesio AG	1,188	29
Commerzbank AG ‡	6,982	54
Daimler AG ‡ Λ	26,264	1,855
Deutsche Bank AG	6,089	358
Deutsche Boerse AG	5,343	405
Deutsche Lufthansa AG ‡	1,798	38
Deutsche Post AG	22,498	406
Deutsche Postbank AG ‡	419	13
Deutsche Telekom AG	59,003	909
E.ON AG	41,065	1,254
Fresenius Medical Care AG & Co., KGaA	4,452	299
Fresenius Se & Co. KGaA	2,873	266
GEA Group AG	950	31
HeidelbergCement AG	3,244	227
Henkel AG & Co., KGaA	4,268	223
Hochtief AG	1,579	170
Infineon Technologies AG	25,461	261
K & S AG	4,898	370
Lanxess AG	2,768	207
Linde AG	4,050	640
Man AG	3,723	465
Merck KGaA	318	29
Metro AG	3,213	220
Muenchener Rueckversicherungs AG	4,621	727
Puma AG	58	17
RWE AG	9,440	601
SAP AG	23,906	1,464
Siemens AG	44,347	6,077
ThyssenKrupp AG	8,654	354
TUI AG ‡ Λ	1,642	20
Volkswagen AG Λ	2,267	348
Hong Kong - 1.5%
AIA Group, Ltd. ‡	49,000	151
Bank of East Asia, Ltd.	10,492	45
BOC Hong Kong Holdings, Ltd.	25,000	81
Cheung Kong Holdings, Ltd.	23,000	375
China Merchants Holdings International Co., Ltd.	4,000	17
China Resources Enterprise, Ltd.	8,000	33
China Resources Power Holdings Co., Ltd.	10,000	19
China Travel International Investment Hong Kong, Ltd. ‡	194,000	41
CLP Holdings, Ltd.	14,503	118
Guangdong Investment, Ltd.	60,000	30
Hang Lung Group, Ltd.	13,000	81
Hang Lung Properties, Ltd.	40,000	175
Hang Seng Bank, Ltd.	7,600	123
Henderson Land Development Co., Ltd.	18,209	126
Hong Kong & China Gas Co., Ltd.	23,928	57
Hong Kong Exchanges & Clearing, Ltd.	6,800	147
Hopewell Holdings, Ltd.	9,500	28
Hutchison Whampoa, Ltd.	27,920	331
Hysan Development Co., Ltd.	10,000	41
Lenovo Group, Ltd.	38,000	22
Link Real Estate Investment Trust	14,548	46
MTR Corp.	11,375	42
New World Development, Ltd.	41,418	73
Power Assets Holdings, Ltd.	10,500	70
Sino Land Co., Ltd.	42,483	76
Sun Hung Kai Properties, Ltd.	23,158	367
Swire Pacific, Ltd. - Series A	12,500	184
Wharf Holdings, Ltd.	25,917	179
Wheelock & Co., Ltd.	15,000	56
Ireland - 0.0% ∞
James Hardie Industries SE ‡	8,588	54
Isle of Man - 0.1%
Genting Singapore PLC ‡ Λ	103,000	168
Italy - 0.9%
Assicurazioni Generali SpA	11,540	250
Enel SpA	3,515	22
ENI SpA	37,524	922
Fiat SpA Λ	1,508	14
Fiat Industrial SpA ‡	1,508	22
Intesa Sanpaolo SpA	49,968	148
Mediobanca SpA	1,012	10
Saipem SpA	4,016	213
Telecom Italia SpA	10,423	16
UniCredit SpA	87,542	216
Japan - 15.5%
77 Bank Ltd.	6,000	30
Advantest Corp. Λ	3,300	59
AEON Co., Ltd. Λ	6,800	79
AEON Mall Co., Ltd. Λ	1,400	30
Aisin Seiki Co., Ltd. Λ	4,600	160
Ajinomoto Co., Inc. Λ	8,000	83
Amada Co., Ltd.	6,000	50
Asahi Breweries, Ltd.	11,800	196
Asahi Glass Co., Ltd. Λ	16,000	201
Asahi Kasei Corp. Λ	17,000	115
Astellas Pharma, Inc. Λ	4,900	181
Bank of Kyoto, Ltd. Λ	4,000	35
Bank of Yokohama, Ltd. Λ	18,000	85
Benesse Holdings, Inc. Λ	400	16
Bridgestone Corp. Λ	21,500	451
Canon, Inc.	10,200	444
Casio Computer Co., Ltd. Λ	6,400	51
Central Japan Railway Co. Λ	19	151
Chiba Bank, Ltd. Λ	8,000	45
Chubu Electric Power Co., Inc. Λ	2,900	64
Chugai Pharmaceutical Co., Ltd. Λ	3,202	55
Chuo Mitsui Trust Holdings, Inc. Λ	25,000	89
Citizen Holdings Co., Ltd.	6,000	35
Credit Saison Co., Ltd. Λ	1,900	31
DAI Nippon Printing Co., Ltd. Λ	5,000	61
Daicel Chemical Industries, Ltd.	2,000	12
Daiichi Sankyo Co., Ltd. Λ	17,856	345
Daikin Industries, Ltd. Λ	7,000	210
Daito Trust Construction Co., Ltd. Λ	1,300	90
Daiwa House Industry Co., Ltd. Λ	8,000	98
Daiwa Securities Group, Inc. Λ	24,000	110
Denki Kagaku Kogyo KK Λ	6,000	30
Denso Corp. Λ	19,700	653
DOWA Holdings Co., Ltd. Λ	8,000	50
East Japan Railway Co. Λ	4,300	238
Eisai Co., Ltd. Λ	2,500	90
FamilyMart Co., Ltd. Λ	1,100	41
Fanuc Corp.	5,200	787
Fast Retailing Co., Ltd.	2,500	313
Fujifilm Holdings Corp. Λ	14,500	449
Fujitsu, Ltd. Λ	57,000	322
Fukuoka Financial Group, Inc. Λ	11,000	46
Furukawa Electric Co., Ltd. Λ	12,000	48
Hirose Electric Co., Ltd. Λ	600	65
Hitachi Construction Machinery Co., Ltd. Λ	3,900	98
Hitachi, Ltd. Λ	43,000	224
Hokuhoku Financial Group, Inc. Λ	18,000	35

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Honda Motor Co., Ltd. Λ	25,700	$966
Hoya Corp. Λ	5,200	119
Ibiden Co., Ltd. Λ	4,200	133
IHI Corp. Λ	19,000	46
INPEX Corp. Λ	39	295
Isetan Mitsukoshi Holdings, Ltd. Λ	3,960	36
ITOCHU Corp. Λ	19,600	205
ITOCHU Techno-Solutions Corp.	600	19
J. Front Retailing Co., Ltd.	6,000	25
Japan Real Estate Investment Corp. REIT Λ	8	76
Japan Retail Fund Investment Corp. REIT	27	42
Japan Tobacco, Inc. Λ	147	531
JFE Holdings, Inc. Λ	4,400	129
JGC Corp. Λ	17,000	398
Joyo Bank, Ltd.	11,000	43
JS Group Corp. Λ	3,300	86
JSR Corp. Λ	2,400	48
JX Holdings, Inc. Λ	30,700	207
Kajima Corp. Λ	19,000	53
Kaneka Corp. Λ	4,000	28
Kansai Electric Power Co., Inc. Λ	5,200	114
KAO Corp. Λ	7,300	183
Kawasaki Heavy Industries, Ltd. Λ	19,000	84
Kawasaki Kisen Kaisha, Ltd. Λ	66,000	243
Keikyu Corp. Λ	4,000	29
KEIO Corp. Λ	2,000	12
Keyence Corp. Λ	1,420	363
Kikkoman Corp. Λ	2,000	19
Kintetsu Corp. Λ	20,000	64
Kirin Holdings Co., Ltd.	24,000	316
Kobe Steel, Ltd. Λ	32,000	83
Komatsu, Ltd. Λ	27,900	948
Konami Corp. Λ	2,300	43
Konica Minolta Holdings, Inc. Λ	9,000	75
Kubota Corp. Λ	41,000	386
Kuraray Co., Ltd. Λ	5,000	64
Kurita Water Industries, Ltd. Λ	1,100	33
Kyocera Corp. Λ	4,900	497
Kyowa Hakko Kirin Co., Ltd.	4,011	38
Kyushu Electric Power Co., Inc. Λ	1,700	33
Lawson, Inc. Λ	600	29
Mabuchi Motor Co., Ltd. Λ	400	19
Makita Corp. Λ	2,200	102
Marubeni Corp. Λ	27,000	194
Marui Group Co., Ltd. Λ	6,400	41
Matsui Securities Co., Ltd. Λ	4,700	26
Minebea Co., Ltd. Λ	8,000	44
Mitsubishi Corp. Λ	32,000	889
Mitsubishi Chemical Holdings Corp. Λ	19,500	123
Mitsubishi Electric Corp. Λ	58,000	685
Mitsubishi Estate Co., Ltd.	19,000	320
Mitsubishi Heavy Industries, Ltd. Λ	43,000	197
Mitsubishi Materials Corp. Λ	24,000	81
Mitsubishi UFJ Financial Group, Inc. Λ	63,208	292
Mitsui & Co., Ltd. Λ	19,900	357
Mitsui Chemicals, Inc. Λ	7,000	25
Mitsui Fudosan Co., Ltd.	13,000	215
Mitsui Mining & Smelting Co., Ltd. Λ	19,000	66
Mitsui O.S.K. Lines, Ltd. Λ	22,000	127
Mizuho Financial Group, Inc. Λ	187,100	310
Mizuho Securities Co., Ltd. Λ	13,000	35
MS&AD Insurance Group Holdings Λ	6,200	141
Murata Manufacturing Co., Ltd.	2,600	187
NEC Corp. ‡ Λ	35,000	76
NGK Insulators, Ltd. Λ	13,000	232
NGK Spark Plug Co., Ltd. Λ	2,000	27
Nidec Corp. Λ	1,700	147
Nikon Corp. Λ	4,500	93
Nintendo Co., Ltd. Λ	1,800	486
Nippon Building Fund, Inc. REIT	10	97
Nippon Electric Glass Co., Ltd. Λ	13,000	184
Nippon Express Co., Ltd. Λ	14,000	54
Nippon Meat Packers, Inc. Λ	2,000	25
Nippon Paper Group, Inc. Λ	3,300	70
Nippon Sheet Glass Co., Ltd. Λ	7,000	20
Nippon Steel Corp. Λ	132,000	423
Nippon Telegraph & Telephone Corp.	3,000	135
Nippon Yusen KK Λ	16,000	63
Nishi-Nippon City Bank, Ltd. Λ	6,000	17
Nissan Chemical Industries, Ltd. Λ	3,000	31
Nissan Motor Co., Ltd. Λ	22,900	203
Nisshin Seifun Group, Inc. Λ	4,000	46
Nissin Foods Holdings Co., Ltd. Λ	1,300	46
Nitto Denko Corp.	3,100	164
NKSJ Holdings, Inc. Λ	10,000	65
Nomura Holdings, Inc. Λ	29,800	155
Nomura Research Institute, Ltd. Λ	2,000	44
NSK, Ltd. Λ	11,000	95
NTN Corp. Λ	10,000	48
NTT Data Corp. Λ	21	66
NTT DoCoMo, Inc. Λ	47	83
Obayashi Corp. Λ	16,000	71
Obic Co., Ltd.	170	32
OJI Paper Co., Ltd. Λ	18,000	86
Olympus Corp. Λ	1,900	53
Omron Corp.	3,600	101
Oracle Corp. Japan	1,000	42
Oriental Land Co., Ltd. Λ	800	64
ORIX Corp. Λ	270	25
Osaka Gas Co., Ltd. Λ	13,000	52
Panasonic Corp. Λ	44,200	562
Resona Holdings, Inc. Λ	3,800	18
ROHM Co., Ltd. Λ	1,900	119
SBI Holdings, Inc. Λ	199	25
Secom Co., Ltd. Λ	1,800	84
Seiko Epson Corp. Λ	2,100	34
Sekisui Chemical Co., Ltd. Λ	5,000	39
Sekisui House, Ltd.	12,000	113
Seven & I Holdings Co., Ltd.	18,160	463
Sharp Corp. Λ	11,000	109
Shimamura Co., Ltd. Λ	200	18
Shimano, Inc. Λ	2,500	125
Shimizu Corp. Λ	16,000	71
Shin-Etsu Chemical Co., Ltd. Λ	8,500	422
Shinsei Bank, Ltd.	15,000	18
Shionogi & Co., Ltd. Λ	4,500	77
Shiseido Co., Ltd. Λ	10,700	185
Shizuoka Bank, Ltd. Λ	8,000	66
Showa Denko KK Λ	11,000	22
Showa Shell Sekiyu KK Λ	1,400	15
SMC Corp. Λ	2,100	346
Softbank Corp. Λ	18,200	726
Sony Corp.	14,300	458
Stanley Electric Co., Ltd. Λ	700	12
Sumitomo Chemical Co., Ltd. Λ	19,000	95
Sumitomo Corp. Λ	13,100	187
Sumitomo Electric Industries, Ltd. Λ	8,200	113
Sumitomo Heavy Industries, Ltd.	8,000	52
Sumitomo Metal Industries, Ltd. Λ	103,000	230
Sumitomo Metal Mining Co., Ltd. Λ	20,000	344
Sumitomo Mitsui Financial Group, Inc. Λ	12,100	377
Sumitomo Realty & Development Co., Ltd. Λ	6,000	120
Sumitomo Trust & Banking Co., Ltd. Ə Λ	38,000	201

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Japan (continued)
Suzuki Motor Corp. Λ	8,300	$185
T&D Holdings, Inc. Λ	2,550	63
Taisei Corp. Λ	19,000	47
Taisho Pharmaceutical Co., Ltd. Λ	1,911	41
Takashimaya Co., Ltd. Λ	5,000	32
Takeda Pharmaceutical Co., Ltd. Λ	11,400	531
TDK Corp. Λ	1,800	106
Teijin, Ltd. Λ	14,000	63
Terumo Corp. Λ	5,300	279
THK Co., Ltd. Λ	700	18
Tobu Railway Co., Ltd. Λ	13,000	53
Tohoku Electric Power Co., Inc. Λ	2,500	42
Tokio Marine Holdings, Inc. Λ	11,148	298
Tokyu Corp.	18,000	75
Tokyo Electron, Ltd. Λ	4,200	232
Tokyo Gas Co., Ltd. Λ	14,000	64
Tokyu Land Corp. Λ	10,000	44
TonenGeneral Sekiyu KK Λ	6,000	74
Toppan Printing Co., Ltd. Λ	5,000	39
Toray Industries, Inc. Λ	16,000	116
Toshiba Corp.	36,000	176
Tosoh Corp. Λ	7,000	25
Toto, Ltd.	8,000	64
Toyo Seikan Kaisha, Ltd. Λ	2,600	43
Toyota Boshoku Corp. Λ	2,900	42
Toyota Industries Corp.	1,300	39
Toyota Motor Corp. Λ	25,500	1,027
Trend Micro, Inc. Λ	2,000	53
Uni-Charm Corp. Λ	2,900	105
Ushio, Inc. Λ	800	16
West Japan Railway Co.	3	12
Yahoo! Japan Corp. Λ	241	86
Yamada Denki Co., Ltd. Λ	1,370	92
Yamaha Corp.	1,400	16
Yamato Holdings Co., Ltd. Λ	3,700	57
Yokogawa Electric Corp. ‡ Λ	4,100	31
Jersey, Channel Islands - 0.7%
Charter International PLC	16,219	210
Experian Group, Ltd.	9,979	124
Petrofac, Ltd.	4,214	101
Randgold Resources, Ltd. ‡	3,114	248
Wolseley PLC ‡	1,105	37
WPP PLC	66,896	825
Korea, Republic of - 0.6%
Cheil Industries, Inc.	133	14
Daewoo Securities Co., Ltd. ‡	340	7
Doosan Heavy Industries and Construction Co., Ltd.	178	11
GS Engineering & Construction Corp.	115	12
Hana Financial Group, Inc.	350	15
Hynix Semiconductor, Inc.	840	24
Hyundai Engineering & Construction Co., Ltd.	140	10
Hyundai Heavy Industries Co., Ltd.	78	37
Hyundai Mobis	109	33
Hyundai Motor Co.	262	47
Hyundai Steel Co.	140	18
Industrial Bank of Korea	570	10
KB Financial Group, Inc.	660	34
KIA Motors Corp.	390	25
Korea Electric Power Corp. ‡	470	12
Korea Exchange Bank	950	8
KT Corp.	390	14
KT&G Corp.	206	11
LG Corp.	317	24
LG Chem, Ltd.	82	34
LG Display Co., Ltd.	420	13
LG Electronics, Inc.	170	16
Lotte Shopping Co., Ltd.	24	10
NHN Corp. ‡	78	14
OCI Co., Ltd.	33	15
POSCO	110	51
Samsung C&T Corp.	272	18
Samsung Electro-Mechanics Co., Ltd.	108	12
Samsung Electronics Co., Ltd.	691	586
Samsung Engineering Co., Ltd.	66	13
Samsung Fire & Marine Insurance Co., Ltd.	71	16
Samsung Heavy Industries Co., Ltd.	420	15
Samsung SDI Co., Ltd.	67	10
Samsung Securities Co., Ltd. ‡	133	10
Samsung Techwin Co., Ltd.	72	5
Shinhan Financial Group Co., Ltd.	730	33
Shinsegae Co., Ltd.	60	14
SK Innovation Co., Ltd.	118	23
SK Telecom Co., Ltd.	92	14
S-Oil Corp.	130	18
Woori Finance Holdings Co., Ltd.	440	6
Luxembourg - 0.2%
ArcelorMittal	8,590	311
Oriflame Cosmetics SA Λ	3,675	190
Mauritius - 0.0% ∞
Golden Agri-Resources, Ltd.	85,626	47
Mexico - 0.7%
America Movil SAB de CV - Series L	194,900	567
Fomento Economico Mexicano SAB de CV	22,000	129
Grupo Bimbo SAB de CV - Series A	4,200	36
Grupo Carso SA de CV - Series A1	9,100	30
Grupo Elektra SA de CV	965	42
Grupo Financiero Banorte SAB de CV - Class O	16,247	76
Grupo Financiero Inbursa SA - Class O	10,400	48
Grupo Mexico SAB de CV - Series B	41,566	156
Grupo Modelo SAB de CV - Series C	7,100	43
Grupo Televisa SA - Series CPO ‡	22,000	108
Industrias Penoles SAB de CV	1,155	42
Inmuebles Carso SAB de CV - Class B1 ‡ Λ	9,100	10
Kimberly-Clark de Mexico SAB de CV - Class A	5,600	35
Minera Frisco SAB de CV ‡	9,100	40
Telefonos de Mexico SAB de CV - Class L	61,100	56
Wal-Mart de Mexico SAB de CV - Series V	55,100	165
Netherlands - 1.8%
Akzo Nobel NV	2,786	191
ASML Holding NV ‡	5,684	251
Corio NV REIT	665	47
European Aeronautic Defence and Space Co., NV ‡	2,170	63
Fugro NV	996	88
Heineken NV	8,916	487
ING Groep NV ‡	11,614	147
Koninklijke Ahold NV	12,589	169
Koninklijke DSM NV	1,819	112
Koninklijke KPN NV	18,521	316
Koninklijke Philips Electronics NV ‡	22,455	717
Reed Elsevier NV	9,249	119
SBM Offshore NV	2,291	66
STMicroelectronics NV	5,267	65
TNT NV	12,112	311
Unilever NV	19,985	626
Wolters Kluwer NV	6,282	147
Norway - 1.0%
DnB NOR ASA	20,055	308
Norsk Hydro ASA	16,469	135
Orkla ASA	14,963	145
Renewable Energy Corp., ASA ‡	2,700	9

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Norway (continued)
Statoil ASA	17,070	$473
Telenor ASA	32,650	538
Yara International ASA	10,186	516
Poland - 0.5%
Asseco Poland SA	654	12
Bank Handlowy Warsza	8,375	298
Bank Pekao SA	840	50
Getin Holding SA ‡	60,182	301
Globe Trade Centre SA ‡	883	7
KGHM Polska Miedz SA	929	59
PBG SA	1,661	110
Polski Koncern Naftowy Orlen S.A. ‡	2,348	44
Polskie Gornictwo Naftowe I Gazownictwo SA	122,338	162
Powszechna Kasa Oszczednosci Bank Polski SA	4,298	66
Telekomunikacja Polska SA	4,730	29
Russian Federation - 0.5%
Gazprom OAO ADR	11,488	371
Lukoil OAO ADR	2,406	171
MMC Norilsk Nickel OJSC ADR	5,811	154
Mobile Telesystems OJSC ADR Λ	2,250	48
Novatek OAO GDR	387	54
Polyus Gold OJSC ADR	1,169	41
Rosneft Oil Co. GDR	7,620	70
Surgutneftegas OJSC ADR	7,400	80
Tatneft ADR	1,852	82
VTB Bank OJSC GDR	13,122	92
Singapore - 1.1%
Ascendas Real Estate Investment Trust Ə	16,000	26
Capitaland, Ltd.	35,000	92
CapitaMall Trust REIT Λ	31,000	46
City Developments, Ltd. Λ	8,000	73
ComfortDelgro Corp., Ltd.	25,000	31
DBS Group Holdings, Ltd.	30,000	348
Fraser and Neave, Ltd.	16,000	76
Keppel Corp., Ltd.	20,000	196
Olam International, Ltd. Λ	7,000	16
Oversea-Chinese Banking Corp.	56,000	425
SembCorp Industries, Ltd.	16,000	66
SembCorp Marine, Ltd. Λ	11,000	51
Singapore Airlines, Ltd.	10,003	109
Singapore Exchange, Ltd. Λ	9,000	56
Singapore Press Holdings, Ltd. Λ	11,000	34
Singapore Technologies Engineering, Ltd.	19,000	49
Singapore Telecommunications, Ltd.	111,000	266
United Overseas Bank, Ltd.	25,000	373
Wilmar International, Ltd. Λ	16,000	69
Spain - 0.6%
Banco Bilbao Vizcaya Argentaria SA Λ	27,726	336
Banco Santander SA	54,112	629
Inditex SA Λ	878	70
Repsol YPF SA	809	28
Telefonica SA	6,725	168
Sweden - 2.9%
Alfa Laval AB	4,333	94
ASSA Abloy AB - Series B	5,009	144
Atlas Copco AB - Class A	12,025	319
Atlas Copco AB - Class B	7,760	188
Electrolux AB - Series B Λ	2,761	71
Getinge AB - Class B	6,266	155
Hennes & Mauritz AB - Class B	15,656	520
Holmen AB - Class B	1,315	45
Husqvarna AB - Class B	2,761	24
Investor AB - Class B	10,162	247
Lundin Petroleum AB ‡	4,783	69
Nordea Bank AB Λ	59,469	651
Sandvik AB	18,035	339
Skanska AB - Class B	21,384	450
SKF AB - Class B	3,971	116
SSAB AB - Series A ‡	3,758	60
Svenska Cellulosa AB - Class B	11,652	188
Svenska Handelsbanken AB - Class A Λ	16,788	551
Swedish Match AB	5,828	194
Tele2 AB - Class B	2,078	48
Telefonaktiebolaget LM Ericsson - Class B	77,106	994
TeliaSonera AB	26,205	226
Volvo AB - Class A ‡	7,590	133
Volvo AB - Class B ‡	16,441	289
Switzerland - 7.8%
ABB, Ltd. ‡	61,216	1,470
Baloise Holding AG	797	79
Cie Financiere Richemont SA	13,404	774
Credit Suisse Group AG	14,230	605
GAM Holding, Ltd. ‡	2,944	56
Geberit AG	604	132
Givaudan SA ‡	116	117
Holcim, Ltd.	4,282	323
Julius Baer Group, Ltd.	3,439	149
Logitech International SA ‡ Λ	4,646	84
Lonza Group AG	465	39
Nestle SA	95,923	5,498
Novartis AG	35,056	1,902
Pargesa Holding SA	91	9
Roche Holding AG	9,459	1,351
Schindler Holding AG	1,673	201
Straumann Holding AG	646	166
Swatch Group AG/The-BR	1,169	517
Swatch Group AG/The-Reg	860	68
Swiss Life Holding AG ‡	501	83
Swiss Reinsurance Co., Ltd.	8,291	474
Swisscom AG	357	159
Syngenta AG	2,703	878
UBS AG ‡	36,496	655
Zurich Financial Services AG	2,126	595
United Kingdom - 16.0%
3i Group PLC	7,285	35
Admiral Group PLC	2,579	64
Aggreko PLC	14,514	367
AMEC PLC	6,801	130
Anglo American PLC	25,712	1,323
ARM Holdings PLC	45,619	421
AstraZeneca PLC	20,867	958
Aviva PLC	32,387	225
BAE Systems PLC	44,229	231
Balfour Beatty PLC	38,199	211
Barclays PLC	99,552	443
BG Group PLC	64,590	1,607
BHP Billiton PLC	34,419	1,358
BP PLC	231,903	1,689
British American Tobacco PLC	26,019	1,045
British Land Co., PLC REIT Λ	12,702	113
British Sky Broadcasting Group PLC	39,197	519
BT Group PLC - Class A	123,718	368
Bunzl PLC	5,794	69
Burberry Group PLC	4,882	92
Capital Group PLC	2,500	30
Capital Shopping Centres Group PLC REIT	7,089	44
Carnival PLC	2,888	114
Centrica PLC	35,098	183
Cobham PLC	15,497	57
Compass Group PLC	34,920	313
Diageo PLC	34,493	655

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
United Kingdom (continued)
FirstGroup PLC	8,509	$45
GlaxoSmithKline PLC	70,730	1,350
Group 4 Securicor PLC	3,563	15
Hammerson PLC REIT	10,178	73
Home Retail Group PLC	9,755	30
HSBC Holdings PLC	330,870	3,402
Imperial Tobacco Group PLC	9,941	307
Intercontinental Hotels Group PLC	6,239	128
International Power PLC	6,163	30
Invensys PLC	7,017	39
Investec PLC	2,084	16
J. Sainsbury PLC	13,931	75
Johnson Matthey PLC	3,110	93
Kingfisher PLC	15,104	60
Land Securities Group PLC REIT	11,181	131
Legal & General Group PLC	82,943	153
Lloyds TSB Group PLC ‡	139,912	130
Man Group PLC	25,723	102
Marks & Spencer Group PLC	18,809	102
National Grid PLC	44,652	426
Next PLC	3,188	101
Old Mutual PLC	65,532	143
Pearson PLC	15,074	266
Prudential PLC	29,428	334
Reckitt Benckiser Group PLC	8,433	433
Reed Elsevier PLC	20,630	179
Rexam PLC	8,465	49
Rio Tinto PLC	24,008	1,686
Rolls-Royce Group PLC ‡	25,762	256
Royal & Sun Alliance Insurance Group PLC	44,593	94
Royal Bank of Scotland Group PLC ‡	281,573	184
Royal Dutch Shell PLC - Class A Λ	69,721	2,531
Royal Dutch Shell PLC - Class B	52,592	1,907
SABMiller PLC	10,465	371
Sage Group PLC	21,458	96
Schroders PLC	1,454	40
Scottish & Southern Energy PLC	19,557	396
Segro PLC REIT	11,057	57
Severn Trent PLC	6,393	150
Smith & Nephew PLC	19,976	225
Smiths Group PLC	5,546	115
Standard Chartered PLC	38,983	1,011
Standard Life PLC	25,038	83
Tesco PLC	79,896	488
Unilever PLC	15,015	458
United Utilities Group PLC	1,614	15
Vodafone Group PLC	782,382	2,215
Whitbread PLC	3,537	94
Xstrata PLC	21,808	510
United States - 0.2%
Synthes, Inc. -144A	3,196	432

Total Common Stocks (cost $148,264)		162,740

RIGHTS - 0.0% ∞
Australia - 0.0% ∞
Origin Energy, Ltd.	954	3
Germany - 0.0% ∞
Porsche Automobil Holding SE	1,504	13

Total Rights (cost $15)		16

SECURITIES LENDING COLLATERAL - 12.6%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	26,869,263	26,869
Total Securities Lending Collateral (cost $26,869)

	Principal	Value
REPURCHASE AGREEMENT - 19.7%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $41,943 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2025, with a value of $42,785.	$41,943	41,943
Total Repurchase Agreement (cost $41,943)
Total Investment Securities (cost $219,111) #		233,724
Other Assets and Liabilities - Net		(21,222)

Net Assets		$212,502

FUTURES CONTRACTS: Y

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

ASX SPI 200 Index	Long	39	06/16/2011	$195
Euro Stoxx 50 Index	Long	290	06/17/2011	295
FTSE 100 Index	Long	71	06/17/2011	15
FTSE MIB Index	Long	14	06/17/2011	48
Hang Seng China ENT Index	Long	12	04/28/2011	24
Hang Seng Index	Long	14	04/28/2011	33
IBEX 35 Index	Long	15	04/15/2011	99
OMX 30 Index	Long	48	04/15/2011	62
SGX MSCI Singapore Index	Long	17	04/28/2011	24
TOPIX Index	Long	119	06/10/2011	(982)

				$(187)

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS:

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	3,832	04/14/2011	3,957	$ ♦
Australian Dollar	4,457	04/14/2011	4,398	205
Euro	13,001	04/14/2011	18,155	267
Euro	(626)	04/14/2011	(889)	1
Hong Kong Dollar	(14,331)	04/14/2011	(1,839)	(4)
Japanese Yen	(77,080)	04/14/2011	(931)	4
Japanese Yen	489,705	04/14/2011	5,999	(111)
Japanese Yen	369,151	04/14/2011	4,558	(120)
Pound Sterling	5,722	04/14/2011	9,189	(12)

				$230

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Commercial Banks	6.5%	$15,237
Metals & Mining	6.1	14,152
Oil, Gas & Consumable Fuels	5.7	13,359
Pharmaceuticals	4.1	9,531
Industrial Conglomerates	3.4	7,865
Food Products	3.2	7,564
Chemicals	3.1	7,130
Automobiles	2.9	6,872
Machinery	2.9	6,791
Insurance	2.8	6,445
Diversified Telecommunication Services	1.6	3,786
Wireless Telecommunication Services	1.6	3,730
Electrical Equipment	1.4	3,349
Real Estate Management & Development	1.3	2,946
Beverages	1.2	2,841
Electronic Equipment & Instruments	1.2	2,700
Food & Staples Retailing	1.1	2,663
Electric Utilities	1.1	2,592
Media	1.1	2,538
Capital Markets	1.0	2,430
Construction & Engineering	1.0	2,315
Software	1.0	2,227
Tobacco	0.9	2,098
Textiles, Apparel & Luxury Goods	0.9	2,063
Semiconductors & Semiconductor Equipment	0.9	2,047
Trading Companies & Distributors	0.9	2,008
Communications Equipment	0.7	1,738
Multi-Utilities	0.7	1,615
Auto Components	0.7	1,572
Household Durables	0.7	1,567
Diversified Financial Services	0.7	1,554
Health Care Equipment & Supplies	0.6	1,424
Energy Equipment & Services	0.6	1,376
Real Estate Investment Trusts	0.5	1,223
Household Products	0.5	1,218
Hotels, Restaurants & Leisure	0.5	1,178
Specialty Retail	0.5	1,158
Construction Materials	0.5	1,116
Building Products	0.4	945

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY (continued):	Total Investments		Value

Road & Rail	0.4%		$936
Paper & Forest Products	0.3		787
Air Freight & Logistics	0.3		774
Aerospace & Defense	0.3		733
Personal Products	0.3		715
Computers & Peripherals	0.3		714
Marine	0.3		713
Commercial Services & Supplies	0.3		686
Health Care Providers & Services	0.3		605
Office Electronics	0.2		552
Multiline Retail	0.2		534
IT Services	0.1		255
Leisure Equipment & Products	0.1		248
Containers & Packaging	0.1		212
Internet Software & Services	0.1		211
Independent Power Producers & Energy Traders	0.1		210
Water Utilities	0.1		180
Gas Utilities	0.1		179
Professional Services	0.1		154
Airlines	0.1		147
Distributors	0.0	∞	113
Transportation Infrastructure	0.0	∞	101
Consumer Finance	0.0	∞	56
Biotechnology	0.0	∞	49
Life Sciences Tools & Services	0.0	∞	39
Internet & Catalog Retail	0.0	∞	30
Diversified Consumer Services	0.0	∞	16

Investment Securities, at Value	70.6		164,912
Short-Term Investments	29.4		68,812

Total Investments	100.0%		$233,724

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $25,541.

Y	Cash in the amount of $3,338, is being held at the broker to cover margin requirements for open futures contracts.

∞	Percentage rounds to less than 0.1%.

џ	In default.

♦	Value is less than $1.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. This security had a market value of $227 or 0.11% of the funds net assets.

‡	Non-income producing security.

Г	Contract amounts are not in thousands.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $219,111. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,102 and $8,489, respectively. Net unrealized appreciation for tax purposes is $14,613.
DEFINITIONS:
ADR	American Depositary Receipt

GDR	Global Depositary Receipt

OJSC	Open Joint Stock Company

REIT	Real Estate Investment Trust (includes domestic REITs and Foreign Real Estate Investment Companies)

STRIP VVPR	Is a coupon which, if presented along with the corresponding coupon of the share, allows to benefit from a reduced withholding tax of 15% (rather than 25%) on the dividends paid by the company.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Active International Allocation VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 –	Level 3 –
	Level 1 –	Other	Significant
	Quoted	Significant	Unobservable	Value at
Investment Securities	Prices	Observable Inputs	Inputs	03/31/2011

Common Stocks	$4,104	$158,435	$201	$162,740
Convertible Preferred Stocks	101	—	—	101
Preferred Stocks	952	1,103	—	2,055
Repurchase Agreement	—	41,943	—	41,943
Rights	—	16	—	16
Securities Lending Collateral	26,869	—	—	26,869

Total	$32,026	$201,497	$201	$233,724

		Level 2 –
		Other	Level 3 –
	Level 1 –	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	03/31/2011

Futures Contracts — Appreciation	$795	$—	$—	$795
Futures Contracts — Depreciation	(982)	—	—	(982)
Forward Foreign Currency Contracts — Appreciation	—	477	—	477
Forward Foreign Currency Contracts — Depreciation	—	(247)	—	(247)

Total	$(187)	$230	$—	$43

Level 3 Rollforward — Investment Securities

Net Change in
Unrealized
Appreciation/
(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into	out of	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)	Level 3 ¥	Level 3	03/31/2011	03/31/2011

Common Stocks	$—	$—	$—	$—	$—	$—	$201	$—	$201	$(36)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

¥	Transferred into Level 3 because of unavailability of observable inputs.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 96.2%
Air Freight & Logistics - 1.9%
Expeditors International of Washington, Inc.	75,876	$3,804
Beverages - 1.4%
Anheuser-Busch InBev NV ADR	48,194	2,755
Capital Markets - 1.6%
Charles Schwab Corp.	177,663	3,203
Chemicals - 2.5%
Monsanto Co.	67,914	4,907
Commercial Banks - 1.0%
PrivateBancorp, Inc. - Class A	133,443	2,040
Commercial Services & Supplies - 2.6%
Edenred ‡	178,485	5,387
Communications Equipment - 2.8%
Motorola Solutions, Inc. ‡	125,925	5,628
Computers & Peripherals - 7.5%
Apple, Inc. ‡	43,339	15,101
Distributors - 2.4%
Li & Fung, Ltd.	956,000	4,892
Diversified Financial Services - 5.3%
BM&FBOVESPA SA	575,600	4,178
CME Group, Inc. - Class A	9,327	2,813
Leucadia National Corp.	91,748	3,444
Electrical Equipment - 1.0%
First Solar, Inc. ‡	12,277	1,975
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	39,445	2,892
Food Products - 2.3%
Mead Johnson Nutrition Co. - Class A	79,110	4,583
Health Care Equipment & Supplies - 2.5%
Intuitive Surgical, Inc. ‡	14,958	4,988
Hotels, Restaurants & Leisure - 8.7%
Las Vegas Sands Corp. ‡	123,920	5,232
Peet’s Coffee & Tea, Inc. ‡	39,797	1,914
Starbucks Corp.	118,448	4,377
Wynn Resorts, Ltd.	24,724	3,146
Yum! Brands, Inc.	54,660	2,808
Internet & Catalog Retail - 11.4%
Amazon.com, Inc. ‡	79,011	14,232
NetFlix, Inc. ‡	22,588	5,361
priceline.com, Inc. ‡	6,405	3,244
Internet Software & Services - 14.0%
Baidu, Inc. ADR ‡	57,905	7,980
eBay, Inc. ‡	148,829	4,620
Google, Inc. - Class A ‡	17,659	10,351
QuinStreet, Inc. ‡	106,803	2,428
Tencent Holdings, Ltd.	108,000	2,632
Life Sciences Tools & Services - 3.0%
Illumina, Inc. ‡	86,105	6,033
Machinery - 1.1%
Kennametal, Inc.	55,493	2,164
Media - 1.8%
Naspers, Ltd. - Class N	66,449	3,575
Metals & Mining - 1.6%
Molycorp, Inc. ‡	53,624	3,219
Oil, Gas & Consumable Fuels - 3.3%
Range Resources Corp.	34,782	2,033
Ultra Petroleum Corp. ‡	93,743	4,617
Pharmaceuticals - 2.8%
Allergan, Inc.	35,921	2,551
Valeant Pharmaceuticals International, Inc.	60,824	3,030
Professional Services - 1.4%
SGS SA	1,533	2,729
Real Estate Management & Development - 3.6%
Brookfield Asset Management, Inc. - Class A	225,011	7,304
Semiconductors & Semiconductor Equipment - 2.0%
ARM Holdings PLC ADR	118,539	3,339
NVIDIA Corp. ‡	39,140	723
Software - 3.4%
Salesforce.com, Inc. ‡	38,195	5,102
VMware, Inc. - Class A ‡	20,625	1,682
Tobacco - 1.9%
Philip Morris International, Inc.	57,242	3,757

Total Common Stocks (cost $173,497)		192,773

	Principal	Value

REPURCHASE AGREEMENT - 1.2%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $2,444 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2025, with a value of $2,496.	$2,444	2,444
Total Repurchase Agreement (cost $2,444)

Total Investment Securities (cost $175,941) #		195,217
Other Assets and Liabilities - Net		5,184

Net Assets		$200,401

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Capital Growth VP
(formerly, Transamerica Focus VP)
SCHEDULE OF INVESTMENTS (Continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $175,941. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,106 and $830, respectively. Net unrealized appreciation for tax purposes is $19,276.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Common Stocks	$174,987	$17,786	$—	$192,773
Repurchase Agreement	—	2,444	—	2,444

Total	$174,987	$20,230	$—	$195,217

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.4%
Air Freight & Logistics - 3.0%
CH Robinson Worldwide, Inc.	57,956	$4,296
Expeditors International of Washington, Inc.	120,515	6,043
Capital Markets - 1.9%
Cohen & Steers, Inc.	106,495	3,161
Greenhill & Co., Inc.	53,239	3,502
Chemicals - 4.1%
Intrepid Potash, Inc. ‡	154,701	5,386
Nalco Holding Co.	140,484	3,837
Rockwood Holdings, Inc. ‡	100,000	4,922
Commercial Banks - 1.7%
City National Corp.	101,002	5,762
Commercial Services & Supplies - 5.4%
Covanta Holding Corp.	226,368	3,866
Edenred ‡	311,145	9,391
Stericycle, Inc. ‡	57,607	5,108
Communications Equipment - 3.7%
Motorola Solutions, Inc. ‡	281,204	12,567
Computers & Peripherals - 1.5%
Teradata Corp. ‡	101,663	5,154
Construction Materials - 1.2%
Martin Marietta Materials, Inc.	44,036	3,949
Diversified Consumer Services - 1.2%
New Oriental Education & Technology Group ADR ‡	40,512	4,054
Diversified Financial Services - 5.5%
IntercontinentalExchange, Inc. ‡	36,336	4,489
Leucadia National Corp.	166,782	6,261
Moody’s Corp.	44,587	1,512
MSCI, Inc. - Class A ‡	176,075	6,484
Electrical Equipment - 0.9%
First Solar, Inc. ‡	19,740	3,175
Food Products - 1.9%
Mead Johnson Nutrition Co. - Class A	112,734	6,531
Health Care Equipment & Supplies - 5.5%
Gen-Probe, Inc. ‡	86,395	5,732
Idexx Laboratories, Inc. ‡	56,303	4,348
Intuitive Surgical, Inc. ‡	25,585	8,532
Hotels, Restaurants & Leisure - 6.2%
Betfair Group PLC ‡	117,961	1,845
Chipotle Mexican Grill, Inc. - Class A ‡	24,266	6,609
Ctrip.com International, Ltd. ADR ‡	181,733	7,540
Wynn Resorts, Ltd.	43,080	5,482
Household Durables - 1.5%
Gafisa SA ADR	160,588	2,062
NVR, Inc. ‡	4,130	3,122
Internet & Catalog Retail - 5.8%
NetFlix, Inc. ‡	43,697	10,371
priceline.com, Inc. ‡	18,601	9,420
Internet Software & Services - 2.8%
Akamai Technologies, Inc. ‡	92,421	3,512
Alibaba.com, Ltd.	1,569,500	2,696
Youku.com, Inc. ADR ‡	69,798	3,316
IT Services - 1.5%
Gartner, Inc. ‡	126,564	5,274
Life Sciences Tools & Services - 4.2%
Illumina, Inc. ‡	147,864	10,361
Techne Corp.	58,494	4,188
Machinery - 3.0%
Donaldson Co., Inc.	10,588	649
Kennametal, Inc.	95,406	3,721
Schindler Holding AG	48,281	5,803
Media - 2.5%
Groupe Aeroplan, Inc.	218,849	2,964
Naspers, Ltd. - Class N	107,087	5,762
Metals & Mining - 3.1%
Lynas Corp., Ltd. ‡	1,144,387	2,663
Molycorp, Inc. ‡	131,449	7,890
Multiline Retail - 1.4%
Dollar Tree, Inc. ‡	84,219	4,676
Oil, Gas & Consumable Fuels - 3.9%
Range Resources Corp.	104,987	6,138
Ultra Petroleum Corp. ‡	147,800	7,279
Personal Products - 1.3%
Natura Cosmeticos SA	154,900	4,364
Pharmaceuticals - 2.1%
Ironwood Pharmaceuticals, Inc. - Class A ‡	74,758	1,047
Valeant Pharmaceuticals International, Inc.	125,773	6,264
Professional Services - 5.4%
IHS, Inc. - Class A ‡	57,606	5,113
Intertek Group PLC	210,337	6,862
Verisk Analytics, Inc. - Class A ‡	199,727	6,543
Semiconductors & Semiconductor Equipment - 2.0%
ARM Holdings PLC ADR	200,557	5,649
NVIDIA Corp. ‡	69,761	1,288
Software - 10.2%
Autodesk, Inc. ‡	98,949	4,365
Citrix Systems, Inc. ‡	39,720	2,918
FactSet Research Systems, Inc.	50,549	5,294
Red Hat, Inc. ‡	118,254	5,368
Rovi Corp. ‡	56,167	3,013
Salesforce.com, Inc. ‡	53,139	7,097
Solera Holdings, Inc.	134,533	6,875
Textiles, Apparel & Luxury Goods - 1.5%
Lululemon Athletica, Inc. ‡	56,988	5,075
Trading Companies & Distributors - 1.3%
Fastenal Co.	70,417	4,565
Wireless Telecommunication Services - 1.2%
Millicom International Cellular SA	42,331	4,071

Total Common Stocks (cost $309,126)		337,176

Total Investment Securities (cost $309,126) #		337,176
Other Assets and Liabilities - Net		5,347

Net Assets		$342,523

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Growth Opportunities VP
(formerly, Transamerica Growth Opportunities VP)
SCHEDULE OF INVESTMENTS (Continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

#	Aggregate cost for federal income tax purposes is $309,126. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $28,621 and $571, respectively. Net unrealized appreciation for tax purposes is $28,050.
DEFINITION:
ADR	American Depositary Receipt
VALUATION SUMMARY: Э

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011

Common Stocks	$295,130	$42,046	$—	$337,176

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK - 0.7%
Internet & Catalog Retail - 0.7%
Groupon, Inc. Ə § ∆	134,718	$4,256
Total Convertible Preferred Stock (cost $4,256)
PREFERRED STOCKS - 1.1%
Internet Software & Services - 0.7%
Zynga Series C Ə § ∆	147,791	4,147
Pharmaceuticals - 0.4%
Ironwood Pharmaceuticals, Inc.	198,702	2,782

Total Preferred Stocks (cost $6,531)		6,929

COMMON STOCKS - 96.9%
Air Freight & Logistics - 3.2%
CH Robinson Worldwide, Inc. Λ	110,970	8,226
Expeditors International of Washington, Inc.	230,217	11,543
Automobiles - 0.4%
Better Place ‡ Ə § ∆	860,386	2,581
Capital Markets - 1.1%
Greenhill & Co., Inc. Λ	101,244	6,661
Chemicals - 4.3%
Intrepid Potash, Inc. ‡	287,723	10,018
Nalco Holding Co.	272,492	7,442
Rockwood Holdings, Inc. ‡	194,015	9,549
Commercial Services & Supplies - 6.2%
Covanta Holding Corp. Λ	430,297	7,349
Edenred ‡	747,644	22,564
Stericycle, Inc. ‡ Λ	108,663	9,635
Communications Equipment - 3.5%
Motorola Solutions, Inc. ‡	495,394	22,139
Computers & Peripherals - 2.1%
Teradata Corp. ‡	263,414	13,355
Construction Materials - 1.2%
Martin Marietta Materials, Inc. Λ	83,802	7,515
Diversified Consumer Services - 1.2%
New Oriental Education & Technology Group ADR ‡	75,920	7,597
Diversified Financial Services - 5.7%
IntercontinentalExchange, Inc. ‡	68,428	8,454
Leucadia National Corp.	318,942	11,973
Moody’s Corp. Λ	86,551	2,935
MSCI, Inc. - Class A ‡	340,280	12,529
Electrical Equipment - 0.9%
First Solar, Inc. ‡ Λ	36,291	5,837
Food Products - 2.0%
Mead Johnson Nutrition Co. - Class A	215,350	12,475
Health Care Equipment & Supplies - 5.4%
Gen-Probe, Inc. ‡ Λ	163,312	10,836
Idexx Laboratories, Inc. ‡ Λ	107,294	8,285
Intuitive Surgical, Inc. ‡	45,332	15,116
Hotels, Restaurants & Leisure - 6.0%
Betfair Group PLC ‡ Λ	120,371	1,883
Chipotle Mexican Grill, Inc. - Class A ‡ Λ	44,049	11,998
Ctrip.com International, Ltd. ADR ‡	343,525	14,253
Wynn Resorts, Ltd.	73,231	9,319
Household Durables - 1.6%
Gafisa SA ADR Λ	308,717	3,964
NVR, Inc. ‡ Λ	7,861	5,943
Internet & Catalog Retail - 5.6%
NetFlix, Inc. ‡	79,203	18,797
priceline.com, Inc. ‡	32,523	16,471
Internet Software & Services - 2.8%
Akamai Technologies, Inc. ‡	163,397	6,209
Alibaba.com, Ltd.	2,969,300	5,100
Youku.com, Inc. ADR ‡ Λ	125,430	5,959
IT Services - 1.6%
Gartner, Inc. ‡ Λ	242,626	10,110
Life Sciences Tools & Services - 4.4%
Illumina, Inc. ‡ Λ	277,275	19,429
Techne Corp. Λ	111,497	7,983
Machinery - 1.9%
Schindler Holding AG	97,034	11,663
Media - 2.6%
Groupe Aeroplan, Inc.	411,727	5,576
Naspers, Ltd. - Class N	197,023	10,601
Metals & Mining - 3.0%
Lynas Corp., Ltd. ‡	2,192,943	5,104
Molycorp, Inc. ‡ Λ	227,065	13,628
Multiline Retail - 1.4%
Dollar Tree, Inc. ‡	157,962	8,770
Oil, Gas & Consumable Fuels - 4.0%
Range Resources Corp. Λ	193,151	11,292
Ultra Petroleum Corp. ‡ Λ	280,970	13,837
Personal Products - 1.3%
Natura Cosmeticos SA	296,291	8,348
Pharmaceuticals - 1.4%
Ironwood Pharmaceuticals, Inc. - Class A ‡ Λ	121,390	1,699
Valeant Pharmaceuticals International, Inc. Λ	140,068	6,977
Professional Services - 5.7%
IHS, Inc. - Class A ‡	109,906	9,754
Intertek Group PLC	404,778	13,208
Verisk Analytics, Inc. - Class A ‡	385,774	12,638
Semiconductors & Semiconductor Equipment - 1.9%
ARM Holdings PLC ADR	348,758	9,825
NVIDIA Corp. ‡	123,473	2,279
Software - 10.3%
Autodesk, Inc. ‡	191,270	8,437
Citrix Systems, Inc. ‡	72,540	5,329
FactSet Research Systems, Inc. Λ	94,895	9,938
Red Hat, Inc. ‡	222,689	10,108
Rovi Corp. ‡	104,381	5,600
Salesforce.com, Inc. ‡	93,382	12,474
Solera Holdings, Inc.	255,442	13,053
Textiles, Apparel & Luxury Goods - 1.5%
Lululemon Athletica, Inc. ‡	104,156	9,275
Trading Companies & Distributors - 1.4%
Fastenal Co.	134,206	8,701
Wireless Telecommunication Services - 1.3%
Millicom International Cellular SA	82,032	7,889

Total Common Stocks (cost $454,381)		608,035

SECURITIES LENDING COLLATERAL - 10.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	65,004,902	65,005
Total Securities Lending Collateral (cost $65,005)

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP
SCHEDULE OF INVESTMENTS (Continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
REPURCHASE AGREEMENT - 1.1%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $7,033 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2025, with a value of $7,176.	$7,033	$7,033
Total Repurchase Agreement (cost $7,033)

Total Investment Securities (cost $537,206) #		691,258
Other Assets and Liabilities — Net		(64,228)

Net Assets		$627,030

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $10,984, or 1.75%, of the fund’s net assets.

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $63,550.

§	Illiquid. These securities aggregated $10,984, or 1.75%, of the fund’s net assets.

∆	Restricted Security. At 03/31/2011, the fund owned the respective securities (representing 1.75% of the fund’s net assets) which was restricted as to public resale:

	Date of		Cost		Fair	Fair Value
Description	Acquisition	Shares	Per Share*	Cost	Value	Per Share*

Groupon, Inc.	12/17/10	134,718	$31.59	$4,256	$4,256	$31.59
Zynga Series C	02/18/11	147,791	28.06	4,147	4,147	28.06
Better Place	01/25/10	860,386	3.00	2,581	2,581	3.00

*	Price not in thousands.

#	Aggregate cost for federal income tax purposes is $537,206. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $169,558 and $15,506, respectively. Net unrealized appreciation for tax purposes is $154,052.
DEFINITION:
ADR            American Depositary Receipt

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Morgan Stanley Mid-Cap Growth VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Common Stocks	$522,717	$82,737	$2,581	$608,035
Convertible Preferred Stocks	—	—	4,256	4,256
Preferred Stocks	2,782	—	4,147	6,929
Repurchase Agreement	—	7,033	—	7,033
Securities Lending Collateral	65,005	—	—	65,005
Total	$590,504	$89,770	$10,984	$691,258
Level 3 Rollforward — Investment Securities

										Net Change in
										Unrealized
										Appreciation/
										(Depreciation)
						Net Change in				on
	Beginning			Accrued	Total	Unrealized	Transfers	Transfers	Ending	Investments
	Balance at			Discounts/	Realized	Appreciation	into Level 3	out of Level	Balance at	Held at
Securities	12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)		¥3	03/31/2011	03/31/2011
Common Stocks	$2,581	$—	$—	$—	$—	$—	$—	$—	$2,581	$—
Convertible Preferred Stocks	—	—	—	—	—	—	4,256	—	4,256	—
Preferred Stocks	—	4,147	—	—	—	—	—	—	4,147	—
Total	$2,581	$4,147	$—	$—	$—	$—	$4,256	$—	$10,984	$—

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

¥	Transferred into Level 3 because of unavailability of observable inputs.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 9.7%
U.S. Treasury Bond
2.75%, 02/28/2018	$480	$476
3.63%, 02/15/2021	5,390	5,467
4.38%, 05/15/2040	500	489
4.75%, 02/15/2041	5,820	6,049
6.75%, 08/15/2026	8,850	11,567
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/2028	1,198	1,221
2.50%, 01/15/2029	1,349	1,528
U.S. Treasury Note
2.13%, 02/29/2016	17,290	17,236

Total U.S. Government Obligations (cost $43,821)		44,033

U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.5%
Fannie Mae
5.00%, 05/01/2018- 03/01/2039	2,301	2,427
5.50%, 04/01/2037- 11/01/2038	1,568	1,684
6.00%, 08/01/2036- 12/01/2037	3,408	3,728
Freddie Mac
5.00%, 04/01/2018- 07/01/2035	1,570	1,670
5.50%, 09/01/2018- 07/01/2037	1,371	1,484
6.00%, 12/01/2037	545	599

Total U.S. Government Agency Obligations (cost $10,968)		11,592

MORTGAGE-BACKED SECURITIES - 3.6%
American General Mortgage Loan Trust
Series 2009-1, Class A6
5.75%, 09/25/2048 - 144A *	1,145	1,164
American Tower Trust
Series 2007-1A, Class AFX
5.42%, 04/15/2037 - 144A	485	520
Series 2007-1A, Class C
5.62%, 04/15/2037 - 144A	1,340	1,418
BCAP LLC Trust
Series 2009-RR10, Class 2A1
3.07%, 08/26/2035 - 144A *	675	683
Series 2009-RR13, Class 13A3
5.25%, 03/26/2037 - 144A *	429	440
Series 2009-RR14, Class 1A1
6.01%, 05/26/2037 - 144A *	789	810
Series 2009-RR3, Class 2A1
5.53%, 05/26/2037 - 144A *	277	285
Series 2009-RR6, Class 2A1
5.22%, 08/26/2035 - 144A *	476	458
Series 2010-RR1, Class 12A1
5.25%, 08/26/2036 - 144A *	830	859
Series 2010-RR6, Class 1A5
5.00%, 08/26/2022 - 144A *	441	448
Credit Suisse Mortgage Capital Certificates
Series 2009-16R, Class 11A1
7.00%, 08/26/2036 - 144A	497	511
Series 2010-15R, Class 2A1
3.50%, 05/26/2036 - 144A *	538	538
Series 2010-18R, Class 3A1
4.00%, 03/26/2037 - 144A	649	659
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.13%, 12/26/2037 - 144A *	446	463
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 - 144A	335	332
Series 2009-R7, Class 12A1
5.22%, 08/26/2036 - 144A *	407	411
Series 2009-R7, Class 1A1
5.50%, 02/26/2036 - 144A *	671	693
Series 2009-R7, Class 4A1
3.05%, 09/26/2034 - 144A *	688	694
Series 2009-R9, Class 1A1
5.62%, 08/26/2046 - 144A *	424	429
Series 2010-R3, Class 1A1
2.84%, 03/21/2036 - 144A *	521	519
Series 2010-R6, Class 1A1
4.00%, 09/26/2037 - 144A	439	444
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.60%, 01/27/2047 - 144A *	459	470
Series 2010-4, Class 7A1
4.28%, 08/26/2035 - 144A *	667	671
WaMu Mortgage Pass-Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033	1,283	1,291
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *	503	515
Series 2003-L, Class 1A2
4.50%, 11/25/2033 *	453	463
Wells Fargo Mortgage Loan Trust
Series 2010-RR1, Class 2A1
0.36%, 08/27/2047 - 144A *	361	356

Total Mortgage-Backed Securities (cost $15,813)		16,544

ASSET-BACKED SECURITIES - 2.3%
AH Mortgage Advance Trust
Series 2010-ADV2, Class A1
4.21%, 05/10/2041 - 144A	1,200	1,203
America West Airlines Pass-Through Trust
Series 2000-1, Class G
8.06%, 07/02/2020	603	630
American Airlines Pass-Through Trust
Series 2011-1, Class A
5.25%, 01/31/2021	645	626
Continental Airlines Pass-Through Trust
Series 1997-1, Class A
7.46%, 04/01/2015	1,115	1,126
Series 2009-1
9.00%, 07/08/2016	376	426
Delta Air Lines, Inc., Pass-Through Trust
Series 2010-1, Class 1A
6.20%, 07/02/2018	598	620
Dominos Pizza Master Issuer LLC
Series 2007-1, Class A2
5.26%, 04/25/2037 - 144A	800	814
Gazprom Via Gaz Capital SA
8.13%, 07/31/2014 - 144A	925	1,057
Northwest Airlines Pass-Through Trust
Series 2002-1, Class G2
6.26%, 11/20/2021	1,264	1,302

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
TAL Advantage LLC
Series 2011-1A, Class A
4.60%, 01/20/2026 - 144A	$1,224	$1,237
UAL Pass-Through Trust
Series 2009-1
10.40%, 11/01/2016	1,143	1,308

Total Asset-Backed Securities (cost $10,086)		10,349

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.4%
Rhode Island Economic Development Corp.
6.00%, 11/01/2015 §	705	692
State of California
7.95%, 03/01/2036	980	1,053

Total Municipal Government Obligations (cost $1,686)		1,745

PREFERRED CORPORATE DEBT SECURITIES - 2.0%
Capital Markets - 0.4%
State Street Capital Trust IV
1.31%, 06/15/2037 *	1,990	1,642
Commercial Banks - 0.8%
Barclays Bank PLC
8.55%, 06/15/2011 - 144A * Ž	330	329
PNC Financial Services Group, Inc.
8.25%, 05/21/2013 * Ž	1,020	1,077
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * Ž	890	1,159
Wells Fargo & Co.
Series K
7.98%, 03/15/2018 * Ž	1,070	1,171
Diversified Financial Services - 0.5%
JPMorgan Chase Capital XXV
Series Y
6.80%, 10/01/2037	810	814
ZFS Finance USA Trust II
6.45%, 06/15/2016 - 144A *	1,458	1,487
Insurance - 0.3%
Reinsurance Group of America, Inc.
Series A
6.75%, 12/15/2065 *	1,280	1,251

Total Preferred Corporate Debt Securities (cost $7,824)		8,930

CORPORATE DEBT SECURITIES - 14.0%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
9.75%, 11/17/2015 BRL	1,000	629
Building Products - 0.1%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 - 144A	$645	680
Capital Markets - 0.3%
Macquarie Group, Ltd.
6.25%, 01/14/2021 - 144A	1,170	1,182
Chemicals - 0.1%
Nalco Co.
8.25%, 05/15/2017	520	568
Commercial Banks - 1.9%
Banco Santander Chile
3.75%, 09/22/2015 - 144A	720	718
Barclays Bank PLC
10.18%, 06/12/2021 - 144A	840	1,067
Fifth Third Bancorp
0.73%, 12/20/2016 *	1,250	1,150
First Tennessee Bank NA
4.63%, 05/15/2013	1,365	1,410
M&I Marshall & Ilsley Bank
5.00%, 01/17/2017	870	900
Regions Bank
7.50%, 05/15/2018	690	729
Regions Financial Corp.
5.75%, 06/15/2015	740	754
Silicon Valley Bank
6.05%, 06/01/2017	1,215	1,273
Zions Bancorporation
7.75%, 09/23/2014	745	809
Commercial Services & Supplies - 0.2%
Steelcase, Inc.
6.38%, 02/15/2021	690	703
Consumer Finance - 0.2%
Block Financial LLC
7.88%, 01/15/2013	860	926
Containers & Packaging - 0.4%
Graphic Packaging International, Inc.
9.50%, 06/15/2017	520	577
Rexam PLC
6.75%, 06/01/2013 - 144A	1,255	1,362
Diversified Financial Services - 3.4%
Associates Corp.
6.95%, 11/01/2018	1,100	1,229
Aviation Capital Group Corp.
7.13%, 10/15/2020 - 144A	1,250	1,304
Cemex Finance LLC
9.50%, 12/14/2016 - 144A	670	722
Glencore Funding LLC
6.00%, 04/15/2014 - 144A	744	797
GTP Towers Issuer LLC
4.44%, 02/15/2015 - 144A	1,245	1,275
International Lease Finance Corp.
6.50%, 09/01/2014 - 144A	1,130	1,206
Irish Life & Permanent Group Holdings PLC
3.60%, 01/14/2013 - 144A	1,110	971
Marina District Finance Co., Inc.
9.50%, 10/15/2015 - 144A	585	612
NASDAQ OMX Group, Inc.
5.25%, 01/16/2018	1,098	1,098
Oaktree Capital Management, LP
6.75%, 12/02/2019 - 144A	1,070	1,113
QHP Royalty Sub LLC
10.25%, 03/15/2015 - 144A	448	456
Selkirk Cogen Funding Corp.
Series A
8.98%, 06/26/2012	536	556
Stone Street Trust
5.90%, 12/15/2015 - 144A	1,100	1,146
TNK-BP Finance SA
6.25%, 02/02/2015 - 144A	540	580
Unison Ground Lease Funding LLC
6.39%, 04/15/2020 - 144A	1,430	1,467
WCP Wireless Site Funding LLC
4.14%, 11/15/2015 - 144A	1,180	1,186

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Principal	Value
Food & Staples Retailing - 0.3%
Ingles Markets, Inc.
8.88%, 05/15/2017	$610	$655
SUPERVALU, Inc.
7.50%, 11/15/2014	615	618
Food Products - 0.1%
Michael Foods, Inc.
9.75%, 07/15/2018 - 144A	530	579
Hotels, Restaurants & Leisure - 0.4%
Hyatt Hotels Corp.
5.75%, 08/15/2015 - 144A	1,050	1,087
MGM Resorts International
6.75%, 09/01/2012	600	612
Insurance - 0.9%
Chubb Corp.
6.38%, 03/29/2067 *	1,135	1,195
Fidelity National Financial, Inc.
6.60%, 05/15/2017	705	729
HCC Insurance Holdings, Inc.
6.30%, 11/15/2019	1,120	1,210
Liberty Mutual Group, Inc.
7.25%, 09/01/2012 - 144A	500	529
Pacific Life Insurance Co.
9.25%, 06/15/2039 - 144A	500	657
Machinery - 0.2%
Kennametal, Inc.
7.20%, 06/15/2012	990	1,032
Metals & Mining - 0.6%
Allegheny Technologies, Inc.
5.95%, 01/15/2021	1,235	1,300
ArcelorMittal
5.50%, 03/01/2021	1,390	1,370
Multi-Utilities - 0.3%
Black Hills Corp.
5.88%, 07/15/2020	670	688
9.00%, 05/15/2014	616	700
Oil, Gas & Consumable Fuels - 0.3%
Lukoil International Finance BV
6.38%, 11/05/2014 - 144A	640	698
Petroleum Co., of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 - 144A	471	571
Paper & Forest Products - 0.2%
Exopack Holding Corp.
11.25%, 02/01/2014	700	720
Real Estate Investment Trusts - 2.4%
Digital Realty Trust, LP
5.88%, 02/01/2020	1,070	1,117
Entertainment Properties Trust
7.75%, 07/15/2020 - 144A	1,090	1,177
Healthcare Realty Trust, Inc.
6.50%, 01/17/2017	995	1,097
Kilroy Realty, LP
6.63%, 06/01/2020	1,200	1,231
PPF Funding, Inc.
5.35%, 04/15/2012 - 144A	1,355	1,375
Senior Housing Properties Trust
4.30%, 01/15/2016	1,210	1,201
Tanger Properties, LP
6.13%, 06/01/2020	550	593
6.15%, 11/15/2015	710	785
UDR, Inc.
5.50%, 04/01/2014	1,000	1,059

Real Estate Management & Development - 0.3%
WEA Finance LLC
6.75%, 09/02/2019 - 144A	980	1,124
Post Apartment Homes, LP
5.45%, 06/01/2012	305	316
6.30%, 06/01/2013	970	1,038
Tobacco - 0.3%
Lorillard Tobacco Co.
8.13%, 06/23/2019	990	1,153
Trading Companies & Distributors - 0.2%
Noble Group, Ltd.
8.50%, 05/30/2013 - 144A	780	872
Wireless Telecommunication Services - 0.8%
Crown Castle Towers LLC
4.88%, 08/15/2020 - 144A	1,625	1,626
Nextel Communications, Inc.
Series E
6.88%, 10/31/2013	590	594
SBA Tower Trust
5.10%, 04/15/2017 - 144A	1,270	1,302
Total Corporate Debt Securities (cost $60,846)		63,765

	Shares	Value
COMMON STOCKS - 57.1%
Aerospace & Defense - 2.1%
General Dynamics Corp.	5,300	406
Goodrich Corp.	2,600	222
Honeywell International, Inc.	62,800	3,750
Huntington Ingalls Industries, Inc. ‡	683	28
Northrop Grumman Corp.	4,100	257
Raytheon Co.	8,000	407
United Technologies Corp.	53,300	4,512
Auto Components - 0.4%
Johnson Controls, Inc.	46,600	1,937
Automobiles - 0.2%
General Motors Co. ‡	33,300	1,033
Beverages - 1.4%
Coca-Cola Co.	70,319	4,665
Coca-Cola Enterprises, Inc.	9,700	265
PepsiCo, Inc.	22,569	1,454
Biotechnology - 0.8%
Biogen Idec, Inc. ‡	15,600	1,145
Celgene Corp. ‡	27,500	1,582
Dendreon Corp. ‡	8,000	299
Gilead Sciences, Inc. ‡	11,400	484
Capital Markets - 1.4%
Bank of New York Mellon Corp.	31,600	944
BlackRock, Inc. — Class A	2,600	523
Goldman Sachs Group, Inc.	17,443	2,764
Janus Capital Group, Inc.	3,700	46
Morgan Stanley	9,400	257
State Street Corp.	36,300	1,631
Chemicals - 1.6%
Air Products & Chemicals, Inc.	7,800	703
CF Industries Holdings, Inc.	2,300	315
Dow Chemical Co.	55,500	2,095
E.I. du Pont de Nemours & Co.	51,300	2,821
Georgia Gulf Corp. ‡	13,200	488
PPG Industries, Inc.	7,900	752
Commercial Banks - 1.8%
Fifth Third Bancorp	48,443	672

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Commercial Banks — (continued)
PNC Financial Services Group, Inc.	11,600	$731
Popular, Inc. ‡	50,500	147
U.S. Bancorp	60,673	1,604
Wells Fargo & Co.	156,600	4,964
Communications Equipment - 0.6%
Cisco Systems, Inc.	65,392	1,121
Harris Corp.	2,600	129
Juniper Networks, Inc. ‡	12,300	518
QUALCOMM, Inc.	18,300	1,003
Computers & Peripherals - 3.1%
Apple, Inc. ‡	29,200	10,176
EMC Corp. ‡	66,263	1,759
Hewlett-Packard Co.	9,000	369
NetApp, Inc. ‡	13,958	672
SanDisk Corp. ‡	21,982	1,013
Western Digital Corp. ‡	4,900	183
Construction & Engineering - 0.3%
Fluor Corp.	15,500	1,142
Consumer Finance - 0.4%
American Express Co.	25,579	1,156
Capital One Financial Corp.	14,300	743
Diversified Consumer Services - 0.1%
Apollo Group, Inc. — Class A ‡	6,100	255
ITT Educational Services, Inc. ‡	1,900	137
Diversified Financial Services - 2.2%
Bank of America Corp.	382,900	5,103
Citigroup, Inc. ‡	852,487	3,768
Invesco, Ltd.	44,193	1,130
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	57,400	1,756
Frontier Communications Corp.	52,756	434
Verizon Communications, Inc.	132,100	5,091
Electric Utilities - 1.0%
Duke Energy Corp.	38,200	693
Nextera Energy, Inc.	34,500	1,902
Northeast Utilities	32,400	1,121
NV Energy, Inc.	26,900	401
Progress Energy, Inc.	6,400	295
Southern Co.	8,700	332
Electrical Equipment - 0.1%
Hubbell, Inc. — Class B	2,300	163
Thomas & Betts Corp. ‡	3,000	179
Electronic Equipment & Instruments - 0.3%
Corning, Inc.	65,600	1,353
Energy Equipment & Services - 1.4%
Baker Hughes, Inc.	22,211	1,631
Cameron International Corp. ‡	11,100	634
Halliburton Co.	27,900	1,391
Schlumberger, Ltd.	30,700	2,862
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	38,200	1,311
Kroger Co.	24,200	580
Safeway, Inc.	18,300	431
Wal-Mart Stores, Inc.	37,700	1,962
Food Products - 0.8%
Archer-Daniels-Midland Co.	200	7
Campbell Soup Co.	13,258	439
General Mills, Inc.	70,100	2,563
HJ Heinz Co.	8,300	405
Gas Utilities - 0.2%
ONEOK, Inc.	11,900	796
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	35,500	1,909
Covidien PLC	38,400	1,994
CR Bard, Inc.	10,800	1,073
Health Care Providers & Services - 1.2%
DaVita, Inc. ‡	7,914	677
Humana, Inc. ‡	13,300	930
McKesson Corp.	13,146	1,039
UnitedHealth Group, Inc.	31,871	1,440
WellPoint, Inc.	20,400	1,424
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp.	27,300	1,047
McDonald’s Corp.	24,100	1,833
Royal Caribbean Cruises, Ltd. ‡	8,600	355
Yum! Brands, Inc.	10,600	545
Household Durables - 0.4%
D.R. Horton, Inc.	6,400	75
Lennar Corp. — Class A	39,066	708
NVR, Inc. ‡	700	529
Pulte Group, Inc. ‡	21,171	157
Whirlpool Corp.	3,400	290
Household Products - 1.6%
Colgate-Palmolive Co.	38,100	3,077
Procter & Gamble Co.	67,800	4,176
Independent Power Producers & Energy Traders - 0.2%
AES Corp. ‡	55,100	716
Industrial Conglomerates - 2.0%
3M Co.	37,848	3,539
General Electric Co.	156,675	3,141
Textron, Inc.	17,300	474
Tyco International, Ltd.	42,200	1,889
Insurance - 1.8%
ACE, Ltd.	22,600	1,462
Aflac, Inc.	20,700	1,093
Berkshire Hathaway, Inc. — Class B ‡	14,500	1,213
Everest RE Group, Ltd.	3,400	300
Hartford Financial Services Group, Inc.	9,700	261
MetLife, Inc.	62,800	2,809
Prudential Financial, Inc.	18,045	1,111
Internet & Catalog Retail - 0.6%
Amazon.com, Inc. ‡	14,400	2,594
Internet Software & Services - 0.5%
eBay, Inc. ‡	17,100	531
Google, Inc. — Class A ‡	3,300	1,934
IT Services - 1.4%
Cognizant Technology Solutions Corp. — Class A ‡	13,611	1,108
International Business Machines Corp.	32,600	5,316
Leisure Equipment & Products - 0.0% ∞
Mattel, Inc.	8,300	207
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc. ‡	9,000	500
Machinery - 2.2%
Deere & Co.	9,400	911
Donaldson Co., Inc.	2,200	135
Kennametal, Inc.	168,330	6,564
Manitowoc Co., Inc.	9,800	214
PACCAR, Inc.	36,700	1,921

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Machinery — (continued)
Parker Hannifin Corp.	8,900	$843
Media - 2.0%
CBS Corp. — Class B	69,978	1,752
Comcast Corp. — Class A	46,900	1,159
DIRECTV — Class A ‡	12,800	599
Gannett Co., Inc.	16,100	245
Time Warner, Inc.	60,500	2,160
Walt Disney Co.	63,700	2,746
Metals & Mining - 0.8%
Alcoa, Inc.	63,958	1,129
Freeport-McMoRan Copper & Gold, Inc.	36,700	2,039
Newmont Mining Corp.	4,200	229
U.S. Steel Corp.	3,100	167
Multiline Retail - 0.6%
Kohl’s Corp.	6,600	350
Macy’s, Inc.	50,400	1,223
Nordstrom, Inc.	3,400	153
Target Corp.	24,300	1,215
Multi-Utilities - 0.6%
CMS Energy Corp.	31,117	611
PG&E Corp.	32,800	1,449
Sempra Energy	10,600	567
Xcel Energy, Inc.	7,600	182
Oil, Gas & Consumable Fuels - 5.7%
Anadarko Petroleum Corp.	7,800	639
Apache Corp.	12,600	1,650
Chevron Corp.	61,100	6,564
Consol Energy, Inc.	5,400	290
Devon Energy Corp.	20,800	1,909
EOG Resources, Inc.	8,400	995
Exxon Mobil Corp.	85,998	7,235
Hess Corp.	1,900	162
Marathon Oil Corp.	20,400	1,088
Murphy Oil Corp.	3,800	279
Newfield Exploration Co. ‡	7,400	562
Noble Energy, Inc.	5,300	512
Occidental Petroleum Corp.	27,600	2,884
Pioneer Natural Resources Co.	2,700	275
Valero Energy Corp.	10,715	320
Williams Cos., Inc.	10,200	318
Pharmaceuticals - 3.0%
Abbott Laboratories	66,017	3,238
Bristol-Myers Squibb Co.	29,700	785
Johnson & Johnson	39,600	2,346
Merck & Co., Inc.	112,600	3,718
Mylan, Inc. ‡	25,245	572
Pfizer, Inc.	148,300	3,012
Watson Pharmaceuticals, Inc. ‡	3,400	190
Real Estate Investment Trusts - 0.7%
AvalonBay Communities, Inc.	4,500	540
DCT Industrial Trust, Inc.	15,335	85
Digital Realty Trust, Inc.	16,000	930
Dupont Fabros Technology, Inc.	11,200	272
Essex Property Trust, Inc.	2,300	285
HCP, Inc.	14,527	551
Host Hotels & Resorts, Inc.	24,849	438
Road & Rail - 1.3%
CSX Corp.	35,652	2,803
Norfolk Southern Corp.	32,900	2,279
Union Pacific Corp.	8,700	855
Semiconductors & Semiconductor Equipment - 1.3%
Applied Materials, Inc.	83,800	1,309
Broadcom Corp. — Class A	38,700	1,523
Micron Technology, Inc. ‡	32,700	375
Novellus Systems, Inc. ‡	12,200	453
NVIDIA Corp. ‡	29,500	545
Texas Instruments, Inc.	24,700	854
Xilinx, Inc.	29,653	973
Software - 2.0%
Adobe Systems, Inc. ‡	28,982	961
Microsoft Corp.	184,865	4,689
Oracle Corp.	97,900	3,267
Specialty Retail - 1.5%
AutoZone, Inc. ‡	5,700	1,559
Bed Bath & Beyond, Inc. ‡	5,700	275
GameStop Corp. — Class A ‡	18,300	412
Home Depot, Inc.	26,189	971
Limited Brands, Inc.	5,700	187
Lowe’s Cos., Inc.	74,000	1,956
Staples, Inc.	14,900	289
TJX Cos., Inc.	20,200	1,005
Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	6,500	338
V.F. Corp.	1,900	187
Thrifts & Mortgage Finance - 0.0% ∞
People’s United Financial, Inc.	8,000	101
Tobacco - 0.4%
Philip Morris International, Inc.	29,517	1,937
Water Utilities - 0.0% ∞
American Water Works Co., Inc.	4,500	126
Wireless Telecommunication Services - 0.5%
American Tower Corp. — Class A ‡	17,900	928
Sprint Nextel Corp. ‡	301,800	1,400

Total Common Stocks (cost $246,968)		260,252

WARRANT - 2.1%
Commercial Banks - 2.1%
Wells Fargo & Co. ‡
Expiration: 10/28/2018
Exercise Price: $34.01	830,400	9,359
Total Warrant (cost $6,551)

	Principal	Value
REPURCHASE AGREEMENT - 5.6%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $25,281 on 04/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 12/15/2017 - 12/16/2024, with a total value of $25,791.	$25,281	25,281
Total Repurchase Agreement (cost $25,281)

Total Investment Securities (cost $429,844) #		451,850
Other Assets and Liabilities — Net		3,314

Net Assets		$455,164

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Multi-Managed Balanced VP
(formerly, Transamerica Balanced VP)
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Ž	The security has a perpetual maturity. The date shown is the next call date.

*	Floating or variable rate note. Rate is listed as of 03/31/2011.

♦	Value and/or principal is less than $1.

▲	Rate shown reflects the yield at 03/31/2011.

§	Illiquid. This security had a market value of $692, or 0.15%, of the fund’s net assets.

‡	Non-income producing security.

∞	Percentage rounds to less than 0.1%.

#	Aggregate cost for federal income tax purposes is $429,844. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,257 and $1,251, respectively. Net unrealized appreciation for tax purposes is $22,006.
DEFINITIONS:
144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $51,002, or 11.21%, of the fund’s net assets.

BRL	Brazilian Real

REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Asset-Backed Securities	$—	$10,349	$—	$10,349
Common Stocks	254,552	5,700	—	260,252
Corporate Debt Securities	—	63,765	—	63,765
Mortgage-Backed Securities	—	16,544	—	16,544
Municipal Government Obligations	—	1,745	—	1,745
Preferred Corporate Debt Securities	—	8,930	—	8,930
Repurchase Agreement	—	25,281	—	25,281
U.S. Government Agency Obligations	—	11,592	—	11,592
U.S. Government Obligations	—	44,033	—	44,033
Warrants	9,359	—	—	9,359

Total	$263,911	$187,939	$—	$451,850

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Multi Managed Large Cap Core VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.3%
Aerospace & Defense - 0.6%
Honeywell International, Inc.	25,560	$1,526
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	45,825	2,298
Automobiles - 0.6%
Better Place ‡ Ə § ∆	197,900	594
General Motors Co. ‡ Λ	27,302	847
Beverages - 1.5%
Anheuser-Busch InBev NV ADR Λ	33,052	1,889
Coca-Cola Co.	18,435	1,223
PepsiCo, Inc.	6,887	444
Capital Markets - 3.1%
Bank of New York Mellon Corp.	76,159	2,275
Charles Schwab Corp. Λ	106,772	1,925
Goldman Sachs Group, Inc.	8,251	1,308
Morgan Stanley	49,064	1,340
State Street Corp.	11,952	537
Chemicals - 1.4%
Monsanto Co.	45,590	3,294
Commercial Banks - 1.7%
PNC Financial Services Group, Inc.	25,071	1,579
U.S. Bancorp Λ	28,425	751
Wells Fargo & Co.	51,247	1,625
Commercial Services & Supplies - 2.0%
Edenred ‡	146,548	4,423
Communications Equipment - 2.2%
Cisco Systems, Inc.	50,576	867
Motorola Solutions, Inc. ‡ Λ	95,903	4,286
Computers & Peripherals - 6.2%
Apple, Inc. ‡	25,310	8,819
Dell, Inc. ‡ Λ	96,222	1,396
Hewlett-Packard Co.	61,814	2,533
Teradata Corp. ‡	35,218	1,786
Distributors - 1.2%
Li & Fung, Ltd.	572,000	2,927
Diversified Financial Services - 6.0%
Bank of America Corp.	152,234	2,029
BM&FBOVESPA SA	353,526	2,566
Citigroup, Inc. ‡	374,645	1,656
CME Group, Inc. — Class A	5,569	1,679
JPMorgan Chase & Co.	77,690	3,582
Leucadia National Corp. Λ	77,827	2,922
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	50,122	1,534
Verizon Communications, Inc.	53,395	2,057
Electric Utilities - 0.9%
American Electric Power Co., Inc.	13,833	486
FirstEnergy Corp.	22,224	824
PPL Corp. Λ	36,128	914
Electrical Equipment - 0.9%
Emerson Electric Co.	16,808	982
First Solar, Inc. ‡ Λ	7,135	1,148
Energy Equipment & Services - 2.4%
Halliburton Co.	65,036	3,242
Noble Corp. Λ	15,705	716
Weatherford International, Ltd. ‡ Λ	73,481	1,661
Food & Staples Retailing - 2.0%
Costco Wholesale Corp. Λ	23,328	1,710
CVS Caremark Corp.	49,512	1,699
Wal-Mart Stores, Inc.	25,410	1,323
Food Products - 2.9%
Kraft Foods, Inc. — Class A Λ	80,914	2,537
Mead Johnson Nutrition Co. — Class A	47,987	2,781
Unilever NV	50,483	1,583
Health Care Equipment & Supplies - 1.2%
Intuitive Surgical, Inc. ‡ Λ	8,709	2,904
Health Care Providers & Services - 1.9%
Cardinal Health, Inc.	30,944	1,273
UnitedHealth Group, Inc.	51,927	2,347
WellPoint, Inc.	12,026	839
Hotels, Restaurants & Leisure - 3.8%
Las Vegas Sands Corp. ‡ Λ	71,305	3,010
Starbucks Corp.	69,865	2,582
Wynn Resorts, Ltd. Λ	14,183	1,805
Yum! Brands, Inc. Λ	32,774	1,684
Household Products - 0.2%
Procter & Gamble Co.	5,950	367
Industrial Conglomerates - 1.7%
General Electric Co.	126,124	2,529
Textron, Inc. Λ	30,758	842
Tyco International, Ltd.	14,246	638
Insurance - 2.5%
Aflac, Inc.	9,013	476
Allstate Corp.	7,283	231
Chubb Corp. Λ	35,840	2,197
MetLife, Inc.	33,494	1,498
Travelers Cos., Inc. Λ	23,314	1,387
Internet & Catalog Retail - 5.7%
Amazon.com, Inc. ‡	46,950	8,457
NetFlix, Inc. ‡ Λ	13,093	3,107
priceline.com, Inc. ‡ Λ	3,779	1,914
Internet Software & Services - 9.8%
Baidu, Inc. ADR ‡	37,962	5,232
eBay, Inc. ‡	167,812	5,209
Facebook, Inc. — Class B ‡ Ə § ∆	133,996	2,948
Google, Inc. — Class A ‡ Λ	10,431	6,116
Tencent Holdings, Ltd.	68,900	1,679
Yahoo!, Inc. ‡	110,114	1,833
IT Services - 0.4%
Accenture PLC — Class A	8,742	480
Western Union Co. Λ	19,529	406
Life Sciences Tools & Services - 1.5%
Illumina, Inc. ‡ Λ	50,399	3,531
Machinery - 0.8%
Ingersoll-Rand PLC Λ	40,348	1,949
Media - 6.5%
Comcast Corp. — Class A	171,424	4,237
DIRECTV — Class A ‡	16,692	781
Naspers, Ltd. — Class N	41,287	2,222
News Corp. — Class B Λ	91,795	1,709
Time Warner Cable, Inc.	19,124	1,364
Time Warner, Inc.	42,601	1,521
Viacom, Inc. — Class B	69,375	3,227
Metals & Mining - 1.6%
Alcoa, Inc. Λ	106,424	1,878

The notes are an integral part of this report. Transamerica Series Trust	Page 1	March 31, 2011 Form N-Q

Transamerica Multi Managed Large Cap Core VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Metals & Mining (continued)
Molycorp, Inc. ‡ Λ	32,855	$1,973
Multiline Retail - 0.5%
Macy’s, Inc.	15,885	385
Target Corp.	14,727	737
Multi-Utilities - 0.2%
Sempra Energy	6,664	357
Oil, Gas & Consumable Fuels - 5.2%
BP PLC ADR Λ	28,673	1,266
Chevron Corp.	25,543	2,744
ConocoPhillips	7,272	581
Range Resources Corp. Λ	23,047	1,347
Royal Dutch Shell PLC — Class A ADR	29,687	2,163
Total SA ADR	14,731	898
Ultra Petroleum Corp. ‡ Λ	67,429	3,320
Paper & Forest Products - 1.5%
International Paper Co.	118,700	3,582
Personal Products - 0.2%
Avon Products, Inc. Λ	18,574	502
Pharmaceuticals - 5.3%
Abbott Laboratories	23,505	1,153
Allergan, Inc. Λ	21,539	1,530
Bristol-Myers Squibb Co.	81,688	2,159
GlaxoSmithKline PLC ADR	26,101	1,003
Merck & Co., Inc.	52,384	1,729
Pfizer, Inc.	150,846	3,063
Roche Holding AG ADR	15,151	545
Valeant Pharmaceuticals International, Inc. Λ	27,115	1,351
Professional Services - 0.7%
SGS SA	973	1,732
Real Estate Management & Development - 1.9%
Brookfield Asset Management, Inc. — Class A	135,584	4,401
Semiconductors & Semiconductor Equipment - 1.6%
ARM Holdings PLC ADR	67,766	1,910
Intel Corp.	32,684	659
KLA-Tencor Corp. Λ	14,386	681
NVIDIA Corp. ‡ Λ	24,454	451
Software - 2.6%
Microsoft Corp.	90,081	2,284
Salesforce.com, Inc. ‡ Λ	22,121	2,955
VMware, Inc. — Class A ‡ Λ	11,946	974
Specialty Retail - 1.4%
Home Depot, Inc. Λ	34,190	1,267
Lowe’s Cos., Inc.	48,402	1,280
Staples, Inc.	40,389	784
Tobacco - 1.0%
Philip Morris International, Inc.	36,358	2,386
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC ADR Λ	39,566	1,138

Total Common Stocks (cost $171,194)		231,822

SECURITIES LENDING COLLATERAL - 21.9%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	51,655,407	51,655
Total Securities Lending Collateral (cost $51,655)

	Principal	Value

REPURCHASE AGREEMENT - 1.6%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $3,874 on 04/01/2011. Collateralized by U.S. Government Agency Obligations, 3.50%, due 12/01/2025, with a total value of $3,955.	$3,874	3,874
Total Repurchase Agreement (cost $3,874)
Total Investment Securities (cost $226,723) #		287,351
Other Assets and Liabilities — Net		(51,350)

Net Assets		$236,001

NOTES TO SCHEDULE OF INVESTMENTS:

Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had an aggregate market value of $3,542, or 1.50%, of the fund’s net assets.

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $50,501.

▲	Rate shown reflects the yield at 03/31/2011.

§	Illiquid. These securities had an aggregate market value of $3,542, or 1.50%, of the fund’s net assets.

∆	Restricted Security. At 03/31/2011, the fund owned the respective securities (representing 1.50% of the fund’s net assets) which were restricted as to public resale:

Description	Date of Acquisition	Shares	Cost Per Share*	Cost	Fair Value	Fair Value Per Share*

Better Place	01/25/2010	197,900	$3.00	$594	$594	$3.00
Facebook, Inc. — Class B	02/02/2011	133,996	22.00	2,948	2,948	22.00

*	Price not in thousands.

#	Aggregate cost for federal income tax purposes is $226,723. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $62,486 and $1,858, respectively. Net unrealized appreciation for tax purposes is $60,628.
DEFINITION:
ADR      American Depositary Receipt

The notes are an integral part of this report. Transamerica Series Trust		March 31, 2011 Form N-Q

Transamerica Multi Managed Large Cap Core VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Common Stocks	$202,064	$26,216	$3,542	$231,822
Repurchase Agreement	—	3,874	—	3,874
Securities Lending Collateral	51,655	—	—	51,655

Total	$253,719	$30,090	$3,542	$287,351

Level 3 Rollforward — Investment Securities

											Net Change in
											Unrealized
						Net Change in					Appreciation/
						Unrealized					(Depreciation) on
	Beginning Balance			Accrued Discounts/	Total Realized	Appreciation		Transfers into Level	Transfers out of	Ending Balance at	Investments Held at
Securities	at 12/31/2010	Purchases	Sales	(Premiums)	Gain/(Loss)	/(Depreciation)		3	Level 3	03/31/2011	03/31/2011

Common Stocks	$594	$2,948	$—	$—	$—	$ (♦	)	$—	$—	$3,542	$ (♦	)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

♦	Amount rounds to less than $1.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS - 2.3%
U.S. Treasury Bond
1.88%, 08/31/2017 Λ		$1,700	$1,612
2.25%, 11/30/2017 Λ		3,300	3,188
2.63%, 11/15/2020 Λ		7,800	7,278
4.38%, 02/15/2038		1,400	1,377
5.25%, 02/15/2029 Λ		1,500	1,689
7.63%, 11/15/2022		8,500	11,674
U.S. Treasury Note
2.63%, 08/15/2020		26,200	24,579

Total U.S. Government Obligations (cost $51,728)			51,397

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.8%
Fannie Mae
1.51%, 06/01/2043 *		318	318
1.89%, 08/01/2035 *		1,416	1,458
2.11%, 12/01/2034 *		16	17
2.15%, 08/01/2035 *		25	25
2.25%, 05/01/2035 *		984	1,021
2.41%, 09/01/2035 *		2,441	2,561
2.44%, 10/01/2035 *		23	24
2.53%, 01/01/2028 *		71	75
2.64%, 07/01/2032 *		8	8
4.00%, 10/01/2013 - 02/01/2041		180,254	179,416
4.50%, 02/01/2013 - 03/01/2041		105,186	109,157
5.00%, 08/01/2020 - 01/01/2030		30,820	32,793
5.50%, 04/01/2014 - 05/01/2040		15,647	16,825
6.00%, 08/01/2037		5,138	5,598
6.17%, 08/01/2036 *		407	427
6.50%, 06/17/2038		3,700	3,885
Fannie Mae, TBA
3.00%		68,000	66,248
3.50%		44,000	41,305
4.00%		160,000	159,820
4.50%		91,300	95,396
6.00%		5,000	5,438
Freddie Mac
0.61%, 12/15/2029 *		72	71
1.51%, 10/25/2044 *		2,094	2,066
1.72%, 07/25/2044 *		1,072	1,064
2.52%, 09/01/2035 *		182	190
2.66%, 08/01/2023 *		77	81
3.06%, 09/01/2035 *		2,324	2,446
4.00%, 03/01/2041		96,990	95,372
4.50%, 10/01/2013 - 06/15/2017		274	279
5.00%, 02/15/2020		1,797	1,862
5.50%, 03/15/2017		92	94
6.50%, 07/25/2043		122	142
Ginnie Mae
6.50%, 06/20/2032		7	8
Overseas Private Investment Corp.
Zero Coupon, 12/10/2012 Ə		5,700	5,988
Zero Coupon, 04/15/2014		3,900	4,980
Small Business Administration
4.50%, 02/01/2014		252	263

Total U.S. Government Agency Obligations (cost $835,587)			836,721

FOREIGN GOVERNMENT OBLIGATIONS - 7.4%
Australia Government Bond
4.75%, 06/15/2016	AUD	45,300	45,797
6.00%, 02/15/2017	AUD	14,000	14,979
Brazil Notas do Tesouro Nacional
10.00%, 01/01/2012 - 01/01/2017	BRL	69,050	38,055
Canadian Government Bond
1.50%, 03/01/2012	CAD	45,100	46,580
1.75%, 03/01/2013	CAD	3,700	3,813
Export-Import Bank of Korea
8.13%, 01/21/2014		$13,100	15,017
Hong Kong SAR Government Bond
5.13%, 08/01/2014 - 144A		2,700	2,951
Korea Expressway Corp.
5.13%, 05/20/2015 - 144A Λ		850	892
Republic of Brazil
10.25%, 01/10/2028	BRL	2,050	1,249

Total Foreign Government Obligations (cost $153,590)			169,333

MORTGAGE-BACKED SECURITIES - 6.8%
Adjustable Rate Mortgage Trust
Series 2005-4, Class 1A1
3.03%, 08/25/2035 *		$305	228
Series 2005-5, Class 2A1
2.97%, 09/25/2035 *		363	281
Series 2005-10, Class 1A21
2.96%, 01/25/2036 *		439	316
American Home Mortgage Assets
Series 2006-4, Class 1A12
0.46%, 10/25/2046 *		4,942	2,786
Series 2006-5, Class A1
1.23%, 11/25/2046 *		951	454
American Home Mortgage Investment Trust
Series 2005-2, Class 4A1
1.96%, 09/25/2045 *		8	7
Banc of America Commercial Mortgage, Inc.
Series 2007-1, Class A4
5.45%, 01/15/2049		490	516
Banc of America Funding Corp.
Series 2005-D, Class A1
2.83%, 05/25/2035 *		202	197
Series 2006-J, Class 4A1
5.86%, 01/20/2047 *		247	174
Banc of America Large Loan, Inc.
Series 2010-UB5, Class A4A
5.64%, 02/17/2051 - 144A *		20,000	21,270
Banc of America Mortgage Securities, Inc.
Series 2004-L, Class 2A1
2.88%, 01/25/2035 *		1,101	948
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
2.75%, 08/25/2033 *		1,948	1,938
Series 2003-8, Class 2A1
2.86%, 01/25/2034 *		109	109
Series 2003-8, Class 4A1
3.08%, 01/25/2034 *		229	223
Series 2003-9, Class 2A1
2.86%, 02/25/2034 *		272	244
Series 2004-10, Class 22A1
5.02%, 01/25/2035 *		431	398

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Adjustable Rate Mortgage Trust (continued)
Series 2005-2, Class A2
2.73%, 03/25/2035 *	$828	$796
Series 2005-5, Class A2
2.40%, 08/25/2035 *	612	587
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1
2.99%, 09/25/2035 *	780	606
Series 2006-6, Class 32A1
5.19%, 11/25/2036 *	1,192	741
Series 2006-7, Class 1A2
0.47%, 12/25/2046 *	35	1
Series 2006-8, Class 3A1
0.41%, 02/25/2034 *	1,001	813
Series 2006-R1, Class 2E21
4.20%, 08/25/2036 *	931	298
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
2.68%, 01/26/2036 *	757	503
Series 2007-R6, Class 2A1
5.22%, 12/26/2046 *	516	366
Chaseflex Trust
Series 2007-3, Class 1A2
0.71%, 07/25/2037 *	3,516	2,193
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
2.51%, 08/25/2035 *	1,044	987
Series 2005-6, Class A2
2.56%, 08/25/2035 *	753	666
Series 2007-10, Class 22AA
5.77%, 09/25/2037 *	5,062	3,589
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD3, Class A5
5.62%, 10/15/2048	800	860
Series 2007-CD5, Class A4
5.89%, 11/15/2044 *	400	433
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, 10/25/2032	17	18
Series 2003-J3, Class 2A1
6.25%, 12/25/2033	380	391
Series 2005-14, Class 2A1
0.46%, 05/25/2035 *	433	288
Series 2005-56, Class 5A2
1.02%, 11/25/2035 *	998	592
Series 2005-59, Class 1A1
0.58%, 11/20/2035 *	12	7
Series 2005-62, Class 2A1
1.31%, 12/25/2035 *	7	5
Series 2005-81, Class A1
0.53%, 02/25/2037 *	2,268	1,374
Series 2006-OA1, Class 2A1
0.46%, 03/20/2046 *	1,817	1,049
Series 2006-OA9, Class 2A1A
0.46%, 07/20/2046 *	15	7
Series 2006-OA17, Class 1A1A
0.45%, 12/20/2046 *	5,587	3,182
Series 2006-OA19, Class A1
0.43%, 02/20/2047 *	2,143	1,185
Series 2007-HY4, Class 1A1
3.60%, 06/25/2037 *	4,245	3,074
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
2.82%, 10/19/2032 *	88	62
Series 2003-R4, Class 2A
6.50%, 01/25/2034 - 144A *	669	676
Series 2004-12, Class 11A1
2.98%, 08/25/2034 *	149	110
Series 2004-R1, Class 2A
6.50%, 11/25/2034 - 144A	894	899
Series 2005-HY10, Class 5A1
5.32%, 02/20/2036 *	549	421
Series 2005-R2, Class 1AF1
0.59%, 06/25/2035 - 144A *	1,570	1,329
Series 2006-OA5, Class 2A2
0.55%, 04/25/2036 *	746	155
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
2.52%, 06/25/2033 *	1,005	973
Deutsche ALT-A Securities, Inc., Alternate Loan Trust
Series 2005-AR1, Class 2A1
1.92%, 08/25/2035 *	374	295
First Horizon Asset Securities, Inc.
Series 2005-AR3, Class 2A1
2.92%, 08/25/2035 *	159	127
Granite Mortgages PLC
Series 2003-3, Class 3A
1.16%, 01/20/2044 *	1,028	1,582
Series 2004-3, Class 3A2
1.00%, 09/20/2044 *	6,026	9,262
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
0.45%, 12/25/2046 *	800	153
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
2.94%, 10/25/2033 *	334	284
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
1.14%, 03/06/2020 - 144A *	1,812	1,812
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
2.80%, 09/25/2035 *	979	953
Series 2006-AR1, Class 2A1
2.78%, 01/25/2036 *	13	11
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
2.88%, 07/19/2035 *	613	528
Series 2006-1, Class 2A1A
0.49%, 03/19/2036 *	3,044	1,907
Series 2006-5, Class 2A1A
0.43%, 07/19/2046 *	1,375	840
Series 2006-7, Class 2A1A
0.45%, 09/19/2046 *	745	483
Series 2007-1, Class 2A1A
0.38%, 04/19/2038 *	1,861	1,191
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
2.68%, 12/25/2034 *	99	74
Series 2006-AR12, Class A1
0.44%, 09/25/2046 *	883	521
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class A4
5.44%, 06/12/2047	210	221

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.04%, 02/25/2035 *	$402	$408
Series 2007-A1, Class 5A5
2.97%, 07/25/2035 *	2,876	2,897
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, 09/15/2045 *	4,700	5,031
Luminent Mortgage Trust
Series 2006-6, Class 2A1
0.45%, 10/25/2046 *	723	495
MASTR Alternative Loans Trust
Series 2006-2, Class 2A1
0.65%, 03/25/2036 *	371	116
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
1.71%, 10/25/2035 *	13,063	11,936
Series 2005-2, Class 2A
4.25%, 10/25/2035 *	433	367
Series 2005-2, Class 3A
1.25%, 10/25/2035 *	129	112
Series 2005-3, Class 4A
0.50%, 11/25/2035 *	84	73
Series 2005-A10, Class A
0.46%, 02/25/2036 *	433	329
Morgan Stanley Capital I
Series 2007-IQ15, Class A4
5.88%, 06/11/2049 *	400	426
Series 2007-XLFA, Class A1
0.32%, 10/15/2020 - 144A *	1,253	1,204
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, 03/25/2034 - 144A	912	922
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
0.65%, 10/25/2045 *	596	359
Series 2006-QO6, Class A1
0.43%, 06/25/2046 *	786	317
Residential Asset Securitization Trust
Series 2006-R1, Class A2
0.65%, 01/25/2046 *	790	362
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, 03/25/2032	19	19
Series 2005-SA4, Class 1A21
3.25%, 09/25/2035 *	1,084	755
RMAC Securities PLC
Series 2007-NS1X, Class A2B
0.46%, 06/12/2044 *	15,200	12,255
Sequoia Mortgage Trust
Series 10, Class 2A1
0.63%, 10/20/2027 *	94	87
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
2.61%, 01/25/2035 *	336	282
Series 2005-17, Class 3A1
2.65%, 08/25/2035 *	124	99
Series 2005-18, Class 3A1
2.89%, 09/25/2035 *	4,056	3,150
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
0.91%, 09/19/2032 *	66	59
Structured Asset Mortgage Investments, Inc. (continued)
Series 2005-AR5, Class A1
0.50%, 07/19/2035 *	157	114
Series 2005-AR5, Class A2
0.50%, 07/19/2035 *	166	145
Series 2005-AR5, Class A3
0.50%, 07/19/2035 *	320	300
Series 2005-AR8, Class A1A
0.53%, 02/25/2036 *	373	224
Series 2006-AR3, Class 12A1
0.47%, 05/25/2036 *	2,277	1,345
Series 2006-AR6, Class 2A1
0.44%, 07/25/2046 *	6,174	3,803
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
0.35%, 09/15/2021 - 144A *	1,275	1,263
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A
2.73%, 02/27/2034 *	139	142
Series 2003-AR9, Class 2A
2.78%, 09/25/2033 *	4,454	4,497
Series 2004-AR1, Class A
2.57%, 03/25/2034 *	400	399
Series 2005-AR11, Class A1A
0.57%, 08/25/2045 *	255	217
Series 2006-AR3, Class A1A
1.31%, 02/25/2046 *	1,248	983
Series 2006-AR7, Class 3A
2.98%, 07/25/2046 *	2,447	1,864
Series 2006-AR7, Class C1B2
0.47%, 07/25/2046 *	448	70
Series 2006-AR9, Class 2A
2.98%, 08/25/2046 *	2,115	1,587
Series 2006-AR10, Class 1A1
5.85%, 09/25/2036 *	2,110	1,668
Series 2006-AR17, Class 1A
1.13%, 12/25/2046 *	1,082	710
Series 2006-AR19, Class 1A1A
1.04%, 01/25/2047 *	304	200
Series 2007-HY1, Class 1A1
5.44%, 02/25/2037 *	864	614
Series 2007-HY1, Class 4A1
3.65%, 02/25/2037 *	5,138	4,090
Series 2007-OA1, Class A1A
1.01%, 02/25/2047 *	6,142	3,929
Series 2007-OA3, Class 2A1A
1.07%, 04/25/2047 *	720	536
Series 2007-OA6, Class 1A
1.12%, 07/25/2047 *	1,013	643
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, 11/25/2018	239	242
Series 2004-CC, Class A1
4.91%, 01/25/2035 *	622	624
Series 2004-Z, Class 2A1
2.74%, 12/25/2034 *	785	747
Series 2006-AR10, Class 5A6
5.14%, 07/25/2036 *	15	12
Series 2006-AR4, Class 2A6
5.63%, 04/25/2036 *	600	297
Series 2006-AR8, Class 2A4
2.91%, 04/25/2036 *	1,546	1,400

Total Mortgage-Backed Securities (cost $161,651)		154,294

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Principal	Value

ASSET-BACKED SECURITIES - 2.2%
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
0.83%, 07/25/2032 *	$6	$6
Asset Backed Funding Certificates
Series 2005-OPT1, Class A1MZ
0.60%, 07/25/2035 *	132	118
Series 2006-HE1, Class A2A
0.31%, 01/25/2037 *	101	101
Aurum CLO, Ltd./Corp.
Series 2002-1A, Class A1
0.73%, 04/15/2014 - 144A *	390	389
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
0.91%, 10/25/2032 *	31	28
Series 2006-SD2, Class A2
0.45%, 06/25/2036 *	655	644
Series 2006-SD3, Class 21A1
3.42%, 07/25/2036 *	349	250
Series 2006-SD4, Class 1A1
3.17%, 10/25/2036 *	938	681
Citigroup Mortgage Loan Trust, Inc.
Series 2006-NC1, Class A2B
0.36%, 08/25/2036 *	70	64
Series 2006-WFH3, Class A2
0.35%, 10/25/2036 *	24	24
Series 2007-AHL1, Class A2A
0.29%, 12/25/2036 *	96	92
Countrywide Asset-Backed Certificates
Series 2006-22, Class 2A1
0.30%, 05/25/2047 *	1	1
Series 2006-24, Class 2A1
0.30%, 06/25/2047 *	274	271
Series 2006-25, Class 2A1
0.32%, 05/25/2028 *	77	76
Series 2007-5, Class 2A1
0.35%, 09/25/2047 *	734	721
Gazprom OAO Via Gaz Capital SA
8.15%, 04/11/2018 - 144A	1,200	1,414
6.51%, 03/07/2022 Λ	10,900	11,610
Series 2
8.63%, 04/28/2034	6,300	7,771
Harbourmaster CLO, Ltd.
Series 5A, Class A1
1.43%, 06/15/2020 - 144A * Ə	3,466	4,657
Home Equity Asset Trust
Series 2002-1, Class A4
0.85%, 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
0.33%, 03/25/2037 *	166	156
Lehman XS Trust
Series 2006-4N, Class A1B1
0.42%, 04/25/2046 *	325	292
Series 2006-GP4, Class 2A2
0.48%, 08/25/2046 *	314	26
Merrill Lynch Mortgage Investors, Inc.
Series 2006-MLN1, Class A2A
0.32%, 07/25/2037 *	7	7
Morgan Stanley Home Equity Loans
Series 2007-1, Class A1
0.30%, 12/25/2036 *	7	6
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
0.32%, 01/25/2047 *	420	379
New Century Home Equity Loan Trust
Series 2005-2, Class A1ZA
0.51%, 06/25/2035 *	26	25
Plymouth Rock CLO, Ltd./Inc.
Series 2010-1A, Class A
1.92%, 02/16/2019 - 144A * Ə	13,500	13,480
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC2, Class A2A
0.29%, 01/25/2037 *	496	475
Small Business Administration Participation Certificates
Series 2003-20I, Class 1
5.13%, 09/01/2023	299	318
Series 2004-20C, Class 1
4.34%, 03/01/2024	1,696	1,767
Series 2008-20L, Class 1
6.22%, 12/01/2028	3,458	3,777
Structured Asset Securities Corp.
Series 2002-HF1, Class A
0.54%, 01/25/2033 *	2	1
Series 2006-BC3, Class A2
0.30%, 10/25/2036 *	99	99
Series 2007-GEL1, Class A1
0.35%, 01/25/2037 - 144A *	890	667

Total Asset-Backed Securities (cost $48,933)		50,394

MUNICIPAL GOVERNMENT OBLIGATIONS - 4.2%
Buckeye Tobacco Settlement Financing Authority
5.88%, 06/01/2030	4,400	3,085
Chicago Transit Authority — Class A
6.90%, 12/01/2040	11,100	10,923
Chicago Transit Authority — Class B
6.90%, 12/01/2040	7,300	7,184
Golden State Tobacco Securitization Corp.
5.13%, 06/01/2047	300	179
Kentucky State Property & Building Commission
4.30%, 11/01/2019	500	473
4.40%, 11/01/2020	600	565
5.37%, 11/01/2025	1,100	1,023
Los Angeles Department of Water & Power
5.00%, 07/01/2044	6,900	6,425
Los Angeles Unified School District
Series A-1, Class A
4.50%, 07/01/2022	2,155	2,169
New York City Municipal Water Finance Authority
5.75%, 06/15/2040	6,200	6,493
New York City Transitional Finance Authority
4.73%, 11/01/2023	900	891
4.91%, 11/01/2024	600	599
5.08%, 11/01/2025	600	603
Palomar Community College District
4.75%, 05/01/2032	100	90
State of California
5.65%, 04/01/2039 *	14,400	15,101
State of California — Build America Bonds
7.50%, 04/01/2034	1,100	1,188
7.55%, 04/01/2039	3,400	3,713

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

		Principal	Value

MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
State of Illinois
2.77%, 01/01/2012		$25,200	$25,328
4.42%, 01/01/2015		2,400	2,396
Tobacco Securitization Authority of Southern California
5.13%, 06/01/2046		3,100	1,879
Tobacco Settlement Finance Authority — Series A
7.47%, 06/01/2047		2,560	1,751
Tobacco Settlement Financing Corp.
5.88%, 05/15/2039		100	91
Tobacco Settlement Financing Corp. — Series 1A
5.00%, 06/01/2041		4,000	2,412

Total Municipal Government Obligations (cost $97,936)			94,561

PREFERRED CORPORATE DEBT SECURITIES - 1.8%
Commercial Banks - 1.8%
Barclays Bank PLC
7.43%, 12/15/2017 - 144A * ŽΛ		2,000	2,000
HSBC Capital Funding, LP
10.18%, 06/30/2030 - 144A * Ž		100	134
Lloyds TSB Bank PLC
12.00%, 12/16/2024 - 144A * Ž		16,500	17,654
Rabobank Nederland NV
11.00%, 06/30/2019 - 144A * ŽΛ		1,910	2,488
Royal Bank of Scotland Group PLC
7.64%, 09/29/2017 Ž		7,000	5,565
Wells Fargo & Co. — Series K
7.98%, 03/15/2018 * ŽΛ		12,700	13,907

Total Preferred Corporate Debt Securities (cost $40,497)			41,748

CORPORATE DEBT SECURITIES - 28.2%
Capital Markets - 4.2%
Deutsche Bank AG
5.38%, 10/12/2012		19,206	20,378
Goldman Sachs Group, Inc.
1.38%, 02/04/2013 *	EUR	800	1,122
1.39%, 11/15/2014 *	EUR	900	1,234
1.43%, 05/23/2016 *	EUR	11,800	15,762
6.25%, 09/01/2017		$5,000	5,475
Lehman Brothers Holdings, Inc.
2.85%, 12/23/2008 џ‡		4,800	1,218
5.63%, 01/24/2013 џ‡		9,800	2,548
6.88%, 05/02/2018 џ‡		1,200	315
Lehman Brothers Holdings, Inc. — Series I
6.75%, 12/28/2017 џ‡		4,000	♦
Morgan Stanley
0.78%, 10/15/2015 *		1,100	1,056
3.45%, 11/02/2015 Λ		13,800	13,565
Morgan Stanley — Series F
6.63%, 04/01/2018		13,900	15,278
UBS AG
1.41%, 02/23/2012 *		5,500	5,544
4.88%, 08/04/2020		11,800	11,898
Commercial Banks - 10.5%
Abbey National Treasury Services PLC
3.88%, 11/10/2014 - 144A		1,100	1,099
ANZ National International, Ltd.
6.20%, 07/19/2013 - 144A		11,800	12,874
Bank of Nova Scotia
2.90%, 03/29/2016		3,000	2,985
Barclays Bank PLC
1.34%, 01/13/2014 *		23,000	23,258
5.45%, 09/12/2012		900	955
6.05%, 12/04/2017 - 144A		6,000	6,251
10.18%, 06/12/2021 - 144A		5,520	7,011
BPCE SA
2.06%, 02/07/2014 - 144A *		34,100	34,354
Canadian Imperial Bank of Commerce
2.00%, 02/04/2013 - 144A Λ		35,800	36,431
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
4.50%, 01/11/2021 Λ		32,500	32,725
DnB NOR Boligkreditt
2.90%, 03/29/2016 - 144A §		22,000	21,868
Fortis Bank Nederland NV
1.51%, 06/10/2011 *	EUR	3,200	4,532
Lloyds TSB Bank PLC
1.32%, 06/09/2011 *	EUR	2,500	3,542
2.65%, 01/24/2014 *		$18,800	19,272
4.38%, 01/12/2015 - 144A		14,000	14,259
5.80%, 01/13/2020 - 144A		2,200	2,202
Stadshypotek AB
1.45%, 09/30/2013 - 144A		16,700	16,661
Consumer Finance - 1.4%
American Express Credit Corp. — Series C
5.88%, 05/02/2013		15,900	17,167
Capital One Financial Corp.
6.75%, 09/15/2017		3,400	3,911
HSBC Finance Corp.
5.90%, 06/19/2012 Λ		7,100	7,460
6.75%, 05/15/2011		500	503
SLM Corp.
0.53%, 10/25/2011 *		2,000	1,978
0.60%, 01/27/2014 *		800	759
5.13%, 08/27/2012		1,000	1,032
Diversified Financial Services - 9.3%
Ally Financial, Inc.
6.63%, 05/15/2012		2,600	2,679
7.00%, 02/01/2012 Λ		2,800	2,889
8.00%, 03/15/2020 Λ		8,880	9,668
Bank of America Corp.
5.65%, 05/01/2018		7,900	8,256
6.50%, 08/01/2016 Λ		4,500	4,980
7.63%, 06/01/2019 Λ		15,000	17,372
Bear Stearns Cos., LLC
5.70%, 11/15/2014		4,400	4,836
6.40%, 10/02/2017		2,200	2,471
7.25%, 02/01/2018		1,500	1,748
Citigroup, Inc.
2.31%, 08/13/2013 *		14,200	14,617
5.38%, 08/09/2020 Λ		6,100	6,280
5.88%, 05/29/2037		1,100	1,073
El Paso Performance-Linked Trust
7.75%, 07/15/2011 - 144A		2,100	2,130
Fiat Finance & Trade SA
9.00%, 07/30/2012	EUR	4,400	6,617
Ford Motor Credit Co., LLC
5.56%, 06/15/2011 * Λ		$7,800	7,859
5.63%, 09/15/2015 Λ		10,845	11,357
7.00%, 10/01/2013		800	864

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

		Principal	Value

Diversified Financial Services (continued)
Ford Motor Credit Co., LLC (continued)
7.25%, 10/25/2011		$1,100	$1,132
7.80%, 06/01/2012		1,020	1,082
General Electric Capital Corp.
0.61%, 06/20/2014 *		13,100	12,791
6.50%, 09/15/2067 - 144A *	GBP	2,200	3,406
International Lease Finance Corp.
6.75%, 09/01/2016 - 144A		$4,000	4,280
7.13%, 09/01/2018 - 144A		13,200	14,183
JPMorgan Chase & Co.
4.25%, 10/15/2020		3,100	2,963
4.95%, 03/25/2020		2,400	2,440
6.30%, 04/23/2019		5,400	5,977
JPMorgan Chase Bank NA
6.00%, 10/01/2017		2,200	2,406
Merrill Lynch & Co., Inc.
1.32%, 01/31/2014 *	EUR	2,100	2,892
6.88%, 04/25/2018		$11,100	12,329
Merrill Lynch & Co., Inc. — Series C
6.40%, 08/28/2017		11,200	12,209
Petroleum Export, Ltd.
5.27%, 06/15/2011 - 144A		63	63
Qtel International Finance, Ltd.
4.75%, 02/16/2021 - Reg S		5,000	4,663
Volkswagen International Finance NV
0.76%, 10/01/2012 - 144A *		12,800	12,804
0.92%, 04/01/2014 - 144A *		9,900	9,903
Diversified Telecommunication Services - 0.1%
KT Corp.
4.88%, 07/15/2015 - 144A		900	939
Electric Utilities - 0.1%
Progress Energy, Inc.
6.85%, 04/15/2012 Λ		440	466
PSEG Power LLC
6.95%, 06/01/2012		921	982
Energy Equipment & Services - 0.2%
NGPL Pipeco LLC
7.12%, 12/15/2017 - 144A Λ		4,100	4,581
Health Care Equipment & Supplies - 0.2%
Boston Scientific Corp.
6.00%, 01/15/2020 Λ		3,900	4,086
Health Care Providers & Services - 0.0% ∞
HCA, Inc.
9.25%, 11/15/2016		600	646
Insurance - 0.7%
American International Group, Inc.
8.18%, 05/15/2058 *		200	215
8.25%, 08/15/2018		12,300	14,386
Principal Life Income Funding Trusts
5.30%, 04/24/2013 Λ		1,000	1,076
Metals & Mining - 0.3%
Gerdau Trade, Inc.
5.75%, 01/30/2021 - 144A Λ		3,100	3,139
Gold Fields Orogen Holding BVI, Ltd.
4.88%, 10/07/2020 - Reg S		3,000	2,879
Oil, Gas & Consumable Fuels - 0.2%
El Paso Corp.
7.75%, 01/15/2032		425	476
7.80%, 08/01/2031		125	139
Kerr-McGee Corp.
6.88%, 09/15/2011 Λ		2,500	2,563
Sonat, Inc.
7.63%, 07/15/2011		1,000	1,015
Real Estate Investment Trusts - 0.1%
Weyerhaeuser Co.
6.75%, 03/15/2012		3,000	3,154
Tobacco - 0.9%
Altria Group, Inc.
9.25%, 08/06/2019 Λ		13,000	16,965
9.70%, 11/10/2018		2,500	3,288
Reynolds American, Inc.
7.63%, 06/01/2016		800	951
Wireless Telecommunication Services - 0.0% ∞
AT&T Mobility LLC
6.50%, 12/15/2011		560	583

Total Corporate Debt Securities (cost $632,967)			642,230

LOAN ASSIGNMENTS - 0.4%
Air Freight & Logistics - 0.1%
Delos Aircraft, Inc.
Tranche B2
7.00%, 03/17/2016 *		2,000	2,009
Diversified Financial Services - 0.1%
International Lease Finance Co.
Tranche B1
6.75%, 03/17/2015 *		1,600	1,606
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co., LLC 1st Lien,
Tranche B3
3.76%, 10/10/2014 * §		3,870	3,250
Health Care Providers & Services - 0.1%
HCA, Inc. 1st Lien,
Tranche B
2.56%, 11/18/2013 *		2,951	2,935

Total Loan Assignments (cost $10,048)			9,800

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 19.0%
U.S. Treasury Bill
0.08%, 06/16/2011 ▲ g		82,200	82,183
0.09%, 06/23/2011 ▲		2,500	2,499
0.11%, 07/28/2011 ▲ g a		163,300	163,208
0.12%, 08/04/2011 ▲		83,300	83,251
0.13%, 08/11/2011 ▲		62,100	62,060
0.14%, 08/18/2011 ▲ Λ		8,100	8,095
0.15%, 08/25/2011 - 09/01/2011 ▲		31,000	30,980

Total Short-Term U.S. Government Obligations (cost $432,276)			432,276

SHORT-TERM FOREIGN GOVERNMENT OBLIGATION - 2.1%
Japan Treasury Discount Bill
0.14%, 04/25/2011 ▲	JPY	4,070,000	48,927
Total Short-Term Foreign Government Obligation (cost $49,591)

	Shares	Value

CONVERTIBLE PREFERRED STOCKS - 0.1%
Commercial Banks - 0.1%
Wells Fargo & Co., 7.50%	2,900	3,002
Insurance - 0.0% ∞
American International Group, Inc., 8.50%	63,900	287

Total Convertible Preferred Stocks (cost $7,372)		3,289

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

PREFERRED STOCK - 0.1%
Thrifts & Mortgage Finance - 0.1%
DG Funding Trust, 0.63% - 144A ▲ Ə §	380	$2,886
Total Preferred Stock (cost $4,042)

COMMON STOCK - 0.0% ∞
Insurance - 0.0% ∞
American International Group, Inc. ‡Λ	2,655	93
Total Common Stock (cost $110)

SECURITIES LENDING COLLATERAL - 5.3%
State Street Navigator Securities Lending
Trust - Prime Portfolio, 0.28% ▲	119,764,272	119,764
Total Securities Lending Collateral (cost $119,764)

	Principal	Value

REPURCHASE AGREEMENTS - 3.3%
Morgan Stanley & Co.
0.14% ▲, dated 03/31/2011, to be repurchased at $56,900 on 04/01/2011. Collateralized by U.S. Government Obligations, 1.75% - 3.50%, due 07/31/2015 - 05/15/2020, with a total value of $57,890.	$56,900	56,900
Citigroup, Inc.
0.15% ▲, dated 03/31/2011, to be repurchased at $6,600 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 0.21%, due 03/21/2013, with a value of $6,729.	6,600	6,600
Deutsche Bank AG
0.10% ▲, dated 03/31/2011, to be repurchased at $11,000 on 04/01/2011. Collateralized by a U.S. Government Obligation, 4.75%, due 02/15/2041, with a value of $11,180.	11,000	11,000

Total Repurchase Agreements (cost $74,500)		74,500

Total Investment Securities (cost $2,720,592) #		2,732,213
Other Assets and Liabilities — Net		(455,677)

Net Assets		$2,276,536

SECURITIES SOLD SHORT — (1.6%)
U.S. GOVERNMENT AGENCY OBLIGATIONS — (1.6%)
Fannie Mae, TBA □
5.00%	(12,000)	(12,514)
5.50%	(13,000)	(13,901)
6.00%	(10,000)	(10,863)

Total Securities Sold Short [proceeds $(37,214)]		(37,278)

	Notional Amount	Value

WRITTEN-OPTIONS — (0.0%) ∞
Call Options — (0.0%) ∞
Euro Future	$(660)	(155)
Call Strike $99.38
Expires 09/19/2011
Put Options — (0.0%) ∞
Euro Future	(660)	(46)
Put Strike $99.38
Expires 09/19/2011

Total Written Options [Premiums: $(269)]		(201)

WRITTEN SWAPTIONS:

	Floating
	Rate	Pay/Receive	Exercise	Expiration	Notional	Premiums
Description	Index	Floating Rate	Rate	Date	Amount	(Received)	Value

Call — Interest Rate Swap, European Style §	2-Year OC FVA USD	Receive	$0.00■	11/14/2011	$(70,000)	$(760)	$(1,235)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(5,500)	(37)	(76)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(101,700)	(802)	(1,409)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(12,000)	(64)	(166)
Put — Interest Rate Swap, European Style	2-Year IRO USD	Pay	2.25	09/24/2012	(6,100)	(39)	(85)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75	06/18/2012	(25,400)	(249)	(372)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	2.75	06/18/2012	(23,800)	(247)	(349)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(31,200)	(354)	(375)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(35,300)	(318)	(424)
Put — Interest Rate Swap, European Style	3-Year IRO USD	Pay	3.00	06/18/2012	(4,500)	(43)	(54)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(22,700)	(139)	(2)
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(2,300)	(16)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(1,200)	(8)	(♦ )
Put — Interest Rate Swap, European Style	10-Year IRO USD	Pay	10.00	07/10/2012	(500)	(3)	(♦ )

						$(3,079)	$(4,547)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS: π
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — BUY PROTECTION: (1)

				Implied Credit			Premiums	Net Unrealized
	Fixed Deal	Maturity		Spread (BP) at	Notional	Market	Paid	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	03/31/2011(3)	Amount(4)	Value	(Received)	(Depreciation)

BFC Genesee, Ltd. 1.93%, 01/01/2041 §	2.25%	01/10/2041	CBK	—	$2,460	$2,380	$—	$2,380
Capital One Financial Corp. 6.25%, 11/15/2013	1.00	09/20/2017	DUB	106.72	3,400	13	42	(29)
Montauk Point CDO, Ltd. 2006-2A A4 1.73%, 04/06/2046 §	2.22	01/06/2046	FBF	—	2,500	2,396	—	2,396
North America High Yield Index Series 15, 5.00%	5	12/20/2015	BRC	417.48	56,700	(1,893)	(1,981)	88
North America Investment Grade Index Series 14, 1.00%	1.00	06/20/2015	UAG	73.49	8,800	(68)	(35)	(33)
North America Investment Grade Index Series 14, 1.00%	1.00	06/20/2015	DUB	73.49	27,500	(214)	(111)	(103)
North America Investment Grade Index Series 15, 1.00%	1.00	12/20/2015	MYC	83.85	20,200	(124)	(90)	(34)
Transocean, Inc., 7.38%, 04/15/2018	1.00	06/20/2011	BRC	22.89	1,900	(3)	2	(5)

						$2,487	$(2,173)	$4,660

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES — SELL PROTECTION: (2)

	Fixed Deal			Implied Credit				Net Unrealized
	Receive	Maturity		Spread (BP) at	Notional	Market	Premiums	Appreciation
Reference Obligation	Rate	Date	Counterparty	03/31/2011(3)	Amount(4)	Value	(Received)	(Depreciation)

Goldman Sachs Group, Inc. 6.60%, 01/15/2012	1.00%	03/20/2012	BRC	29.92	$2,100	$14	$(1)	$15
Reynolds American, Inc. 7.63%, 06/1/2016	1.28	06/20/2017	GST	141.95	2,100	(28)	—	(28)
Time Warner, Inc. 5.88%, 11/15/2016	1.19	03/20/2014	DUB	36.65	410	(10)	—	(10)

						$(24)	$(1)	$(23)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION: (1)

								Net Unrealized
	Fixed Deal	Maturity		Currency	Notional	Market	Premiums	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	Code	Amount(4)	Value(5)	Paid	(Depreciation)

Dow Jones North America Investment Grade Index Series 5, 0.14%	0.14%	12/20/2012	MYC	USD	$13,400	$30	$—	$30
North America High Yield Index Series 14, 5.00%	5.00	06/20/2015	DUB	USD	6,600	(275)	419	(694)
North America High Yield Index Series 14, 5.00%	5.00	06/20/2015	CBK	USD	11,000	(459)	745	(1,204)

						$(704)	$1,164	$(1,868)

CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION: (2)

							Premiums	Net Unrealized
	Fixed Deal	Maturity		Currency	Notional	Market	Paid	Appreciation
Reference Obligation	Pay Rate	Date	Counterparty	Code	Amount(4)	Value(5)	(Received)	(Depreciation)

Dow Jones North America Investment Grade Index Series 5, 0.46%	0.46%	12/20/2015	MYC	USD	$9,600	$(736)	$—	$(736)
INTEREST RATE SWAP AGREEMENTS — FIXED RATE RECEIVABLE:

								Net Unrealized
		Maturity		Currency	Notional	Market	Premiums	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	Paid	(Depreciation)

BRL-CDI	11.89%	01/02/2013	HUS	BRL	$84,100	$222	$363	$(141)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
SWAP AGREEMENTS (continued): π
INTEREST RATE SWAP AGREEMENTS — FIXED RATE PAYABLE:

							Premiums	Net Unrealized
		Maturity		Currency	Notional	Market	Paid	Appreciation
Floating Rate Index	Fixed Rate	Date	Counterparty	Code	Amount	Value	(Received)	(Depreciation)

6-Month AUR-BBSW	5.50%	12/15/2017	BRC	AUD	$12,600	$(262)	$(58)	$(204)
6-Month AUD BBR-BBSW	5.50	12/15/2017	DUB	AUD	7,800	(162)	(32)	(130)
BRL-CDI	11.67	01/02/2012	MYC	BRL	14,500	256	41	215
BRL-CDI	11.02	01/02/2012	UAG	BRL	13,000	89	—	89
BRL-CDI	12.51	01/02/2013	UAG	BRL	22,700	(22)	(22)	(♦ )
BRL-CDI	11.98	01/02/2013	MYC	BRL	61,800	223	376	(153)
BRL-CDI	11.91	01/02/2013	BRL	BRL	13,600	27	47	(20)
BRL-CDI	11.99	01/02/2014	GLM	BRL	11,000	(24)	3	(27)
BRL-CDI	11.94	01/02/2014	BRL	BRL	38,200	(255)	90	(345)
BRL-CDI	11.96	01/02/2014	GLM	BRL	143,800	(376)	(85)	(291)
BRL-CDI	12.12	01/02/2014	HUS	BRL	41,100	11	72	(61)
MXN-TIIE-Banxico	6.50	03/05/2013	MYC	MXN	237,600	(13)	(9)	(4)

						$(508)	$423	$(931)

FUTURES CONTRACTS: ε

				Net Unrealized
				Appreciation
Description	Type	Contracts Г	Expiration Date	(Depreciation)

3-Month EURIBOR	Long	1,817	06/13/2011	$(761)
3-Month EURIBOR	Long	454	09/19/2011	(595)
3-Month EURIBOR	Long	126	12/19/2011	(33)
3-Month Sterling	Long	142	06/15/2011	20
90-Day Euro	Long	5,203	12/19/2011	909
90-Day Euro	Long	2,181	03/19/2012	45

				$(415)

FORWARD FOREIGN CURRENCY CONTRACTS: ◘

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Australian Dollar	(59,952)	04/29/2011	$(58,610)	$(3,180)
Brazilian Real	56,576	04/04/2011	33,857	770
Brazilian Real	(56,576)	04/04/2011	(33,347)	(1,282)
Brazilian Real	(56,576)	06/02/2011	(33,398)	(811)
Brazilian Real	(1,685)	06/02/2011	(990)	(29)
Brazilian Real	(10,655)	06/02/2011	(6,260)	(182)
Canadian Dollar	2,613	06/20/2011	2,651	40
Canadian Dollar	(21,380)	06/20/2011	(21,877)	(135)
Chinese Yuan Renminbi	33,160	04/07/2011	5,000	66
Chinese Yuan Renminbi	(33,160)	04/07/2011	(5,040)	(26)
Chinese Yuan Renminbi	5,483	04/28/2011	829	10
Chinese Yuan Renminbi	6,595	04/28/2011	997	12
Chinese Yuan Renminbi	8,180	09/14/2011	1,232	29
Chinese Yuan Renminbi	6,499	09/14/2011	978	23
Chinese Yuan Renminbi	5,085	09/14/2011	767	17
Chinese Yuan Renminbi	12,193	09/14/2011	1,839	40
Chinese Yuan Renminbi	22,724	11/04/2011	3,559	(47)
Chinese Yuan Renminbi	16,939	11/15/2011	2,558	61
Chinese Yuan Renminbi	24,245	02/13/2012	3,763	3
Chinese Yuan Renminbi	49,946	02/13/2012	7,694	64
Chinese Yuan Renminbi	8,509	02/13/2012	1,324	(3)
Chinese Yuan Renminbi	25,646	02/13/2012	3,980	3
Chinese Yuan Renminbi	20,245	02/13/2012	3,144	♦
Chinese Yuan Renminbi	11,604	02/13/2012	1,800	2
Chinese Yuan Renminbi	26,589	02/13/2012	4,124	6
Chinese Yuan Renminbi	10,365	02/13/2012	1,611	(1)
Chinese Yuan Renminbi	30,727	02/13/2012	4,778	(6)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
FORWARD FOREIGN CURRENCY CONTRACTS (continued): ◘

			Amount in U.S.	Net Unrealized
		Settlement	Dollars Bought	Appreciation
Currency	Bought (Sold)	Date	(Sold)	(Depreciation)

Chinese Yuan Renminbi	9,826	02/13/2012	$1,526	$ (♦ )
Chinese Yuan Renminbi	25,199	02/13/2012	3,911	3
Chinese Yuan Renminbi	25,334	02/13/2012	3,930	5
Chinese Yuan Renminbi	33,160	02/01/2013	5,233	16
Danish Krone	3,240	05/05/2011	599	16
Euro	(45,502)	04/19/2011	(61,341)	(3,123)
Euro	(2,634)	04/19/2011	(3,732)	1
Euro	(11,254)	04/19/2011	(15,323)	(620)
Euro	3,229	04/19/2011	4,419	155
Indian Rupee	231,582	05/09/2011	4,972	183
Indian Rupee	100,000	05/09/2011	2,158	68
Indian Rupee	544,107	08/12/2011	11,592	310
Japanese Yen	(685,378)	04/14/2011	(8,230)	(10)
Japanese Yen	(4,070,000)	04/25/2011	(49,513)	576
Malaysian Ringgit	118	08/11/2011	38	♦
Mexican Peso	(18,794)	07/07/2011	(1,510)	(56)
Norwegian Krone	51,026	05/05/2011	8,858	352
Norwegian Krone	8,559	05/05/2011	1,509	36
Norwegian Krone	78,381	05/05/2011	13,963	184
Pound Sterling	(19,504)	06/13/2011	(31,312)	57
Republic of Korea Won	2,953,000	05/09/2011	2,637	58
Republic of Korea Won	1,235,900	05/09/2011	1,100	27
Republic of Korea Won	4,677,000	05/09/2011	4,134	133
Republic of Korea Won	5,538,840	05/09/2011	4,848	205
Republic of Korea Won	5,379,200	05/09/2011	4,743	164
Republic of Korea Won	6,192,350	05/09/2011	5,420	230
Republic of Korea Won	1,136,370	05/09/2011	1,000	37
Republic of Korea Won	2,332,000	05/09/2011	2,077	50
Republic of Korea Won	16,288,802	05/09/2011	14,064	797
Republic of Korea Won	4,313,000	05/09/2011	3,845	90
Republic of Korea Won	996,010	05/09/2011	878	31
Republic of Korea Won	4,787,400	05/09/2011	4,239	129
Singapore Dollar	(104)	05/09/2011	(82)	(1)
Singapore Dollar	7,957	06/09/2011	6,224	90
Singapore Dollar	5,578	06/09/2011	4,287	139
Singapore Dollar	5,683	06/09/2011	4,440	69
Singapore Dollar	10,120	06/09/2011	7,757	273
Taiwan Dollar	110,000	04/06/2011	3,733	8
Taiwan Dollar	244,605	04/06/2011	8,458	(139)
Taiwan Dollar	(74,352)	04/06/2011	(2,526)	(3)
Taiwan Dollar	147,000	04/06/2011	4,941	59
Taiwan Dollar	(90,000)	04/06/2011	(3,059)	(2)
Taiwan Dollar	110,000	04/06/2011	3,733	8
Taiwan Dollar	(110,000)	04/06/2011	(3,732)	(9)
Taiwan Dollar	164,352	04/06/2011	5,577	13
Taiwan Dollar	(134,605)	04/06/2011	(4,568)	(10)
Taiwan Dollar	(110,000)	04/06/2011	(3,733)	(9)
Taiwan Dollar	102,746	04/06/2011	3,466	29
Taiwan Dollar	(110,000)	04/06/2011	(3,733)	(9)
Taiwan Dollar	(249,746)	04/06/2011	(8,475)	(19)
Taiwan Dollar	90,000	01/11/2012	3,144	(55)
Taiwan Dollar	74,352	01/11/2012	2,595	(44)
Taiwan Dollar	110,000	01/11/2012	3,834	(59)
Taiwan Dollar	110,000	01/11/2012	3,831	(57)
Taiwan Dollar	110,000	01/11/2012	3,835	(60)

				$(4,240)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $117,320.

*	Floating or variable rate note. Rate is listed as of 03/31/2011.

Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Trustees. These securities had a total market value of $27,011, or 1.19%, of the fund’s net assets.

Ž	The security has a perpetual maturity. The date shown is the next call date.

Џ	In default.

♦	Value and/or principal rounds to less than $1.

∞	Percentage rounds to less than 0.1%.

▲	Rate shown reflects the yield at 03/31/2011.

‡	Non-income producing security.

■	Amount rounds to less than $0.01.

§	Illiquid. At 03/31/2011, illiquid investment securities aggregated $28,004, or 1.23%, of the fund’s net assets, and illiquid derivatives aggregated to $3,541, or 0.16%, of the fund’s net assets.

#	Aggregate cost for federal income tax purposes is $2,720,592. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $63,035 and $51,414, respectively. Net unrealized appreciation for tax purposes is $11,621.

Г	Contract amounts are not in thousands.

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)	The maximum potential amount the fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

g	A portion of these securities in the amount of $7,404 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

ε	Cash in the amount of $30 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

a	A portion of this security in the amount of $3,281 has been segregated as collateral with the broker for open swaps contracts and/or for swaptions.

π	Securities with an aggregate market value of $759 and cash in the amount of $4,400 has been pledged by the broker as collateral with the custodian for open swap contracts and/or swaptions.

□	Cash in the amount of $120 has been segregated as collateral with the custodian for open short TBA transactions.

◘	Cash in the amount of $270 has been segregated as collateral with the custodian to cover open forward foreign currency contracts.
DEFINITIONS :

144A	144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 03/31/2011, these securities aggregated $287,425, or 12.63%, of the fund’s net assets.
AUD	Australian Dollar
BBR-BBSW	Bankers Buying Rate-Bank Bill Swap reference rate. The average mid rate for the exchange of Australian Dollars.
BP	Basis Point
BRC	Barclays Bank PLC
BRL	Brazilian Real
CAD	Canadian Dollar
CBK	Citibank N.A.
CDI	Credit Default Index
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
DEFINITIONS (continued):

DUB	Deutsche Bank AG
EUR	Euro
EURIBOR	Euro InterBank Offered Rate
FBF	Credit Suisse
FVA	Forward Volatility Agreement
GBP	Pound Sterling
GLM	Goldman Sachs Global Liquidity Management
GST	Goldman Sachs Trust
HUS	HSBC Bank USA
IRO	Interest Rate Option
JPY	Japanese Yen
MXN	Mexican Peso
MYC	Morgan Stanley Capital Services
TBA	To Be Announced
UAG	UBS AG
USD	United States Dollar
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Asset-Backed Securities	$—	$36,914	$13,480	$50,394
Common Stock	93	—	—	93
Convertible Preferred Stocks	3,289	—	—	3,289
Corporate Debt Securities	—	642,230	—	642,230
Foreign Government Obligations	—	169,333	—	169,333
Loan Assignments	—	9,800	—	9,800
Mortgage-Backed Securities	—	154,294	—	154,294
Municipal Government Obligations	—	94,561	—	94,561
Preferred Corporate Debt Securities	—	41,748	—	41,748
Preferred Stock	—	—	2,886	2,886
Repurchase Agreements	—	74,500	—	74,500
Securities Lending Collateral	119,764	—	—	119,764
Short-Term Foreign Government Obligation	—	48,927	—	48,927
Short-Term U.S. Government Obligations	—	432,276	—	432,276
U.S. Government Agency Obligations	—	836,721	—	836,721
U.S. Government Obligations	—	51,397	—	51,397

Total	$123,146	$2,592,701	$16,366	$2,732,213

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Securities Sold Short	Prices	Inputs	Inputs	03/31/2011
U.S. Government Agency Obligations	$—	$(37,278)	$—	$(37,278)

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Other Financial Instruments	Prices	Inputs	Inputs	03/31/2011
Written Options	$—	$(201)	$—	$(201)
Written Swaptions	—	(4,547)	—	(4,547)

Total	$—	$(4,748)	$—	$(4,748)

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica PIMCO Total Return VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)
VALUATION SUMMARY (continued): 3

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	03/31/2011
Futures Contracts — Appreciation	$974	$—	$—	$974
Futures Contracts — Depreciation	(1,389)	—	—	(1,389)
Credit Default Swap — Appreciation	—	4,909	—	4,909
Credit Default Swap — Depreciation	—	(2,876)	—	(2,876)
Interest Rate Swap — Appreciation	—	304	—	304
Interest Rate Swap — Depreciation	—	(1,376)	—	(1,376)
Forward Foreign Currency Contracts — Appreciation	—	5,747	—	5,747
Forward Foreign Currency Contracts — Depreciation	—	(9,987)	—	(9,987)

Total	$(416)	$(3,279)	$—	$(3,694)

Level 3 Rollforward — Investment Securities

												Net Change in
												Unrealized
												Appreciation/
												(Depreciation)
								Net Change in				on
	Beginning					Accrued	Total	Unrealized	Transfers		Ending	Investments
	Balance at					Discounts/	Realized	Appreciation	into Level	Transfers	Balance at	Held at
Securities	12/31/2010	Purchases	Sales			(Premiums)	Gain/(Loss)	/(Depreciation)	3	out of Level 3	03/31/2011	03/31/2011
									-
Asset-Backed Securities	$13,454	$—		$—		$—	$—	$26	$—	$—	$13,480	$26
Mortgage- Backed Securities	236	—		(♦	)	—	—	(236)	—	—	—	—
Preferred Stocks	2,901	—		—		—	—	(15)	—	—	2,886	(15)

Total	$16,591	$—	$	(♦	)	$—	$—	$(225)	$—	$—	$16,366	$(225)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

♦	Amount round to less than $1.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica ProFund UltraBear VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

INVESTMENT COMPANIES - 74.2%
Capital Markets - 74.2%
SSC Government Money Market Fund	3,293,349	$3,293
SSgA Money Market Fund	3,293,349	3,294
SSgA Prime Money Market Fund	3,293,349	3,293
State Street Institutional Liquid Reserves Fund	3,293,349	3,294

Total Investment Companies (cost $13,174)		13,174

REPURCHASE AGREEMENT - 18.6%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $3,293 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2025, with a value of $3,364.	$3,293	$3,293
Total Repurchase Agreement (cost $3,293)

Total Investment Securities (cost $16,467) #		16,467
Other Assets and Liabilities — Net		1,270

Net Assets		$17,737

FUTURES CONTRACTS: γ

				Net Unrealized
Description	Type	Contracts Г	Expiration Date	Depreciation

S&P 500 E-Mini Index	Short	(596)	06/17/2011	$(1,159)
NOTES TO SCHEDULE OF INVESTMENTS:

▲	Rate shown reflects the yield at 03/31/2011.

γ	Cash in the amount of $3,283 has been segregated as collateral with the broker to cover margin requirements for open futures contracts.

#	Aggregate cost for federal income tax purposes is $16,467.

Г	Contract amounts are not in thousands.
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Investment Companies	$13,174	$—	$—	$13,174
Repurchase Agreement	—	3,293	—	3,293

Total	$13,174	$3,293	$—	$16,467

Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Total at
Other Financial Instruments ₣	Prices	Inputs	Inputs	03/31/2011
Futures Contracts — Depreciation	$(1,159)	—	—	$(1,159)

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

₣	Other financial instruments are derivative instruments that are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 98.5%
Aerospace & Defense - 1.7%
Curtiss-Wright Corp.	14,178	$498
Ducommun, Inc.	17,558	420
Hexcel Corp. ‡	77,596	1,528
Raytheon Co.	32,900	1,674
Triumph Group, Inc.	21,316	1,885
Air Freight & Logistics - 1.6%
Air Transport Services Group, Inc. ‡	57,168	483
Atlas Air Worldwide Holdings, Inc. ‡	74,600	5,201
Auto Components - 1.4%
Lear Corp.	104,600	5,112
Beverages - 1.2%
Constellation Brands, Inc. — Class A ‡	223,000	4,522
Building Products - 1.1%
Gibraltar Industries, Inc. ‡	32,781	391
Quanex Building Products Corp.	185,592	3,643
Capital Markets - 1.8%
LPL Investment Holdings, Inc. ‡	20,878	748
Piper Jaffray Cos. ‡	16,294	675
Raymond James Financial, Inc.	80,534	3,080
Stifel Financial Corp. ‡	14,500	1,041
Waddell & Reed Financial, Inc. — Class A	25,200	1,023
Chemicals - 2.4%
A Schulman, Inc.	26,204	648
Agrium, Inc.	20,500	1,891
Eastman Chemical Co.	12,000	1,192
Huntsman Corp.	196,416	3,413
Omnova Solutions, Inc. ‡	69,798	549
PolyOne Corp.	56,476	803
Commercial Banks - 9.9%
Berkshire Hills Bancorp, Inc.	8,699	181
City National Corp.	84,287	4,808
Dime Community Bancshares, Inc.	34,561	510
Fifth Third Bancorp	291,491	4,046
First Citizens BancShares, Inc. — Class A	4,912	985
First Community Bancshares, Inc.	20,531	291
First Niagara Financial Group, Inc.	351,600	4,775
Flushing Financial Corp.	55,500	827
Glacier Bancorp, Inc.	193,136	2,907
Huntington Bancshares, Inc.	344,872	2,290
KeyCorp	404,267	3,590
Lakeland Bancorp, Inc.	11,066	115
PrivateBancorp, Inc. — Class A	306,368	4,684
Sandy Spring Bancorp, Inc.	48,300	892
Texas Capital Bancshares, Inc. ‡	26,400	686
Umpqua Holdings Corp.	94,800	1,085
United Financial Bancorp, Inc.	23,943	395
Washington Trust Bancorp, Inc.	11,917	283
Webster Financial Corp.	94,100	2,017
Commercial Services & Supplies - 0.7%
HNI Corp.	14,800	467
Steelcase, Inc. — Class A	74,000	842
United Stationers, Inc.	15,879	1,128
Communications Equipment - 1.3%
Alcatel-Lucent ADR ‡	382,694	2,224
Finisar Corp. ‡	54,868	1,350
Harmonic Lightwaves, Inc. ‡	93,614	878
KVH Industries, Inc. ‡	22,037	333
Computers & Peripherals - 0.1%
QLogic Corp. ‡	19,614	364
Construction & Engineering - 0.9%
Chicago Bridge & Iron Co. NV — Class Y	17,800	724
KBR, Inc.	65,474	2,473
Consumer Finance - 1.5%
Discover Financial Services	223,400	5,388
Containers & Packaging - 0.3%
Packaging Corp. of America	17,001	491
Temple-Inland, Inc.	22,237	521
Diversified Consumer Services - 0.5%
Weight Watchers International, Inc.	23,300	1,633
Diversified Financial Services - 1.3%
Duff & Phelps Corp. — Class A	54,100	865
Invesco, Ltd.	150,943	3,858
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc.	266,000	1,817
Electric Utilities - 0.4%
Hawaiian Electric Industries, Inc.	32,510	806
MGE Energy, Inc.	18,423	746
Electrical Equipment - 1.7%
AO Smith Corp.	16,100	714
Brady Corp. — Class A	31,000	1,106
PowerSecure International, Inc. ‡	96,028	826
Regal Beloit Corp.	20,100	1,484
Thomas & Betts Corp. ‡	15,700	934
Woodward, Inc.	29,800	1,030
Electronic Equipment & Instruments - 1.1%
Orbotech, Ltd. — Series Orbotech, Ltd. ‡	51,904	666
Park Electrochemical Corp.	20,306	655
Rofin-Sinar Technologies, Inc. ‡	16,700	660
TTM Technologies, Inc. ‡	35,162	639
Universal Display Corp. ‡	13,200	726
Vishay Intertechnology, Inc. ‡	36,800	653
Energy Equipment & Services - 2.9%
Dresser-Rand Group, Inc. ‡	13,500	724
Oil States International, Inc. ‡	47,500	3,617
Spectra Energy Corp.	74,143	2,015
Superior Energy Services, Inc. ‡	101,145	4,147
Food Products - 1.6%
Hain Celestial Group, Inc. ‡	93,642	3,023
J&J Snack Foods Group	8,581	404
Smithfield Foods, Inc. ‡	106,453	2,561
Gas Utilities - 1.0%
Energen Corp.	41,900	2,645
Questar Corp.	63,849	1,114
Health Care Equipment & Supplies - 1.1%
Align Technology, Inc. ‡	23,986	491
Zimmer Holdings, Inc. ‡	57,700	3,493
Health Care Providers & Services - 5.1%
AmerisourceBergen Corp. — Class A	51,941	2,055
AMN Healthcare Services, Inc. ‡	109,800	951
Cardinal Health, Inc.	31,241	1,285
Coventry Health Care, Inc. ‡	42,664	1,361
Health Management Associates, Inc. — Class A ‡	241,784	2,635

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Health Care Providers & Services (continued)
Health Net, Inc. ‡	119,978	$43,923
Healthways, Inc. ‡	408,601	6,279
Health Care Technology - 0.3%
Omnicell, Inc. ‡	64,611	985
Hotels, Restaurants & Leisure - 1.9%
Cheesecake Factory, Inc. ‡	16,600	499
Orient-Express Hotels, Ltd. — Class A ‡	115,921	1,434
Ruby Tuesday, Inc. ‡	65,873	864
Wendy’s/Arby’s Group, Inc.	116,503	586
Wyndham Worldwide Corp.	111,000	3,531
Household Durables - 1.3%
Ethan Allen Interiors, Inc.	112,212	2,458
Harman International Industries, Inc.	20,600	964
MDC Holdings, Inc.	23,500	596
Ryland Group, Inc.	37,100	590
Industrial Conglomerates - 0.6%
McDermott International, Inc. ‡	79,685	2,023
Insurance - 4.1%
Alleghany Corp. ‡	2,675	886
Aspen Insurance Holdings, Ltd.	23,100	637
Hartford Financial Services Group, Inc.	102,422	2,758
Lincoln National Corp.	114,940	3,453
Markel Corp. ‡	1,500	622
Marsh & McLennan Cos., Inc.	66,700	1,988
Selective Insurance Group, Inc.	35,738	618
United Fire & Casualty Co.	14,267	288
Validus Holdings, Ltd.	13,165	439
XL Group PLC — Class A	128,759	3,167
Internet Software & Services - 0.4%
IAC/InterActiveCorp ‡	23,400	723
Knot, Inc. ‡	64,092	772
IT Services - 0.2%
VeriFone Holdings, Inc. ‡	12,100	665
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. ‡	41,216	641
Life Sciences Tools & Services - 0.2%
Nektar Therapeutics ‡	75,248	713
Machinery - 5.9%
Actuant Corp. — Class A	19,386	562
AGCO Corp. ‡	16,000	880
Altra Holdings, Inc. ‡	80,331	1,897
CIRCOR International, Inc.	21,042	989
Columbus McKinnon Corp. ‡	19,577	361
Crane Co.	10,037	486
Eaton Corp.	55,049	3,053
Gardner Denver, Inc.	11,400	890
Harsco Corp.	22,835	806
Kennametal, Inc.	12,400	484
Mueller Industries, Inc.	47,500	1,739
Oshkosh Corp. ‡	32,300	1,143
Pentair, Inc.	75,370	2,848
Sauer-Danfoss, Inc. ‡	10,900	555
Timken Co.	36,200	1,893
Wabash National Corp. ‡	59,300	687
Watts Water Technologies, Inc. — Class A	63,984	2,444
Marine - 0.3%
Kirby Corp. ‡	16,573	949
Media - 0.7%
CBS Corp. — Class B	66,100	1,655
Lamar Advertising Co. — Class A ‡	10,769	398
Madison Square Garden, Inc. ‡	12,920	349
Metals & Mining - 4.8%
Alcoa, Inc.	185,385	3,272
Carpenter Technology Corp.	64,943	2,774
Globe Specialty Metals, Inc.	221,236	5,034
Haynes International, Inc.	58,776	3,259
Kaiser Aluminum Corp.	31,104	1,532
Thompson Creek Metals Co., Inc. ‡	81,700	1,025
Worthington Industries, Inc.	23,800	498
Multiline Retail - 1.0%
Macy’s, Inc.	155,900	3,782
Multi-Utilities - 2.4%
Black Hills Corp.	12,640	423
CMS Energy Corp.	157,451	3,092
NiSource, Inc.	162,981	3,126
NorthWestern Corp.	63,326	1,919
Office Electronics - 0.6%
Xerox Corp.	199,364	2,123
Oil, Gas & Consumable Fuels - 4.1%
Brigham Exploration Co. ‡	26,200	974
Carrizo Oil & Gas, Inc. ‡	13,800	510
Denbury Resources, Inc. ‡	87,063	2,124
McMoRan Exploration Co. ‡	33,211	588
Newfield Exploration Co. ‡	24,200	1,839
Peabody Energy Corp.	39,920	2,874
SM Energy Co.	14,200	1,053
Tesoro Corp. ‡	33,300	893
W&T Offshore, Inc.	37,107	846
Western Refining, Inc. ‡	111,862	1,896
Whiting Petroleum Corp. ‡	17,100	1,256
Paper & Forest Products - 1.0%
Domtar Corp.	11,300	1,037
MeadWestvaco Corp.	52,608	1,596
P.H. Glatfelter Co.	74,495	992
Personal Products - 0.3%
Nu Skin Enterprises, Inc. — Class A	31,800	914
Professional Services - 0.1%
On Assignment, Inc. ‡	53,124	503
Real Estate Investment Trusts - 6.7%
BioMed Realty Trust, Inc.	75,190	1,430
Brandywine Realty Trust	116,500	1,414
CBL & Associates Properties, Inc.	138,297	2,409
DiamondRock Hospitality Co.	184,500	2,061
Dupont Fabros Technology, Inc.	65,200	1,581
Equity One, Inc.	52,029	977
Excel Trust, Inc.	40,262	475
Home Properties, Inc.	82,449	4,860
National Retail Properties, Inc.	24,498	640
Omega Healthcare Investors, Inc.	89,960	2,010
Piedmont Office Realty Trust, Inc. — Class A	25,731	499
Realty Income Corp.	17,025	595
Vornado Realty Trust	47,700	4,174
Washington Real Estate Investment Trust	17,859	555
Weingarten Realty Investors	27,725	695
Road & Rail - 2.0%
Heartland Express, Inc.	28,532	501
Hertz Global Holdings, Inc. ‡	115,458	1,805

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Systematic Small/Mid Cap Value VP
(formerly, Transamerica Small/Mid Cap Value VP)
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Road & Rail (continued)
RailAmerica, Inc. ‡	138,538	$2,361
Ryder System, Inc.	51,400	2,600
Semiconductors & Semiconductor Equipment - 3.3%
Anadigics, Inc. ‡	232,550	1,042
Applied Micro Circuits Corp. ‡	57,743	599
Atmel Corp. ‡	258,432	3,521
Brooks Automation, Inc. ‡	100,492	1,380
COHU, Inc.	66,927	1,028
Entegris, Inc. ‡	106,147	931
MKS Instruments, Inc.	22,300	743
RF Micro Devices, Inc. ‡	79,342	509
TriQuint Semiconductor, Inc. ‡	57,895	747
Verigy, Ltd. ‡	91,000	1,282
Software - 2.8%
Aspen Technology, Inc. ‡	288,875	4,331
Progress Software Corp. ‡	96,678	2,812
Radiant Systems, Inc. ‡	39,894	706
Symantec Corp. ‡	97,663	1,811
THQ, Inc. ‡	81,240	370
Specialty Retail - 1.5%
American Eagle Outfitters, Inc.	36,955	587
Ann, Inc. ‡	48,641	1,416
Finish Line, Inc. — Class A	93,232	1,850
Foot Locker, Inc.	32,900	649
Williams-Sonoma, Inc.	24,536	994
Textiles, Apparel & Luxury Goods - 4.0%
Columbia Sportswear Co.	12,347	734
G-III Apparel Group, Ltd. ‡	25,339	952
K-Swiss, Inc. — Class A ‡	62,775	707
Oxford Industries, Inc.	33,138	1,133
Phillips-Van Heusen Corp.	83,700	5,443
Signet Jewelers, Ltd. ‡	70,300	3,235
Steven Madden, Ltd. ‡	24,779	1,163
Timberland Co. — Class A ‡	26,900	1,111
Thrifts & Mortgage Finance - 1.6%
Brookline Bancorp, Inc.	81,738	861
Northwest Bancshares, Inc.	65,505	821
Provident Financial Services, Inc.	62,687	928
Provident New York Bancorp	120,300	1,241
Washington Federal, Inc.	108,200	1,877
Tobacco - 0.3%
Reynolds American, Inc.	28,056	997
Trading Companies & Distributors - 1.1%
Beacon Roofing Supply, Inc. ‡	197,673	4,046
Water Utilities - 1.4%
American Water Works Co., Inc.	181,286	5,085
Wireless Telecommunication Services - 0.3%
MetroPCS Communications, Inc. ‡	68,600	1,114

Total Common Stocks (cost $333,580)		355,631

	Principal	Value

REPURCHASE AGREEMENT - 2.2%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $8,065 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 3.50%, due 12/01/2025, with a value of $8,227.	$8,065	8,065
Total Repurchase Agreement (cost $8,065)

Total Investment Securities (cost $341,645) #		363,696
Other Assets and Liabilities — Net		(2,510)

Net Assets		$361,186

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $341,645. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $23,024 and $973, respectively. Net unrealized appreciation for tax purposes is $22,051.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011
Common Stocks	$347,568	$8,063	$—	$355,631
Repurchase Agreement	—	8,065	—	8,065

Total	$347,568	$16,128	$—	$363,696

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 99.0%
Aerospace & Defense - 2.1%
Esterline Technologies Corp. ‡ Λ	14,200	$1,004
GenCorp, Inc. ‡ Λ	34,200	205
HEICO Corp. — Class A	20,925	941
Hexcel Corp. ‡ Λ	35,000	689
TASER International, Inc. ‡ Λ	23,600	96
Transdigm Group, Inc. ‡	19,300	1,618
Triumph Group, Inc. Λ	4,900	433
Air Freight & Logistics - 0.6%
Hub Group, Inc. — Class A ‡ Λ	17,400	630
UTI Worldwide, Inc. Λ	42,100	852
Airlines - 0.4%
Allegiant Travel Co. — Class A	4,100	180
United Continental Holdings, Inc. ‡ Λ	29,100	669
Auto Components - 1.3%
Dana Holding Corp. ‡ Λ	48,300	840
Gentex Corp. Λ	11,900	360
Tenneco, Inc. ‡ Λ	26,400	1,120
TRW Automotive Holdings Corp. ‡	13,900	766
Beverages - 0.5%
Boston Beer Co., Inc. — Class A ‡ Λ	12,900	1,195
Biotechnology - 5.2%
Acorda Therapeutics, Inc. ‡	9,900	230
Alexion Pharmaceuticals, Inc. ‡ Λ	13,800	1,363
Alkermes, Inc. ‡	36,300	470
Allos Therapeutics, Inc. ‡ Λ	9,300	29
Alnylam Pharmaceuticals, Inc. ‡	7,700	74
Arqule, Inc. ‡ Λ	18,200	130
BioMarin Pharmaceutical, Inc. ‡ Λ	30,100	756
Cepheid, Inc. ‡ Λ	21,400	600
Cubist Pharmaceuticals, Inc. ‡ Λ	15,900	401
Human Genome Sciences, Inc. ‡ Λ	32,800	900
Idenix Pharmaceuticals, Inc. ‡ Λ	31,700	105
Incyte Corp., Ltd. ‡ Λ	65,500	1,038
InterMune, Inc. ‡	17,800	840
Lexicon Pharmaceuticals, Inc. ‡ Λ	39,800	67
Momenta Pharmaceuticals, Inc. ‡ Λ	8,500	135
Onyx Pharmaceuticals, Inc. ‡ Λ	19,600	690
Pharmasset, Inc. ‡ Λ	11,400	897
Regeneron Pharmaceuticals, Inc. ‡ Λ	27,200	1,222
Rigel Pharmaceuticals, Inc. ‡ Λ	2,800	20
Savient Pharmaceuticals, Inc. ‡ Λ	13,400	142
Seattle Genetics, Inc. ‡ Λ	25,500	397
Senomyx, Inc. ‡ Λ	18,900	114
Theravance, Inc. ‡ Λ	20,000	484
United Therapeutics Corp. ‡ Λ	16,400	1,099
Capital Markets - 1.2%
Affiliated Managers Group, Inc. ‡	9,100	995
Cohen & Steers, Inc. Λ	4,100	122
E*Trade Financial Corp. ‡	56,260	879
Greenhill & Co., Inc. Λ	3,900	257
Knight Capital Group, Inc. — Class A ‡ Λ	12,500	168
Stifel Financial Corp. ‡ Λ	8,600	617
Chemicals - 2.7%
Intrepid Potash, Inc. ‡ Λ	12,700	442
Koppers Holdings, Inc. Λ	11,600	495
Nalco Holding Co. Λ	12,700	347
Rockwood Holdings, Inc. ‡ Λ	34,500	1,699
Scotts Miracle-Gro Co. — Class A Λ	3,500	202
Solutia, Inc. ‡ Λ	51,300	1,303
Stepan Co.	11,400	827
WR Grace & Co. ‡	34,000	1,302
Commercial Banks - 1.0%
Signature Bank ‡ Λ	20,500	1,156
SVB Financial Group ‡ Λ	12,500	712
Texas Capital Bancshares, Inc. ‡ Λ	22,100	574
Commercial Services & Supplies - 2.1%
ACCO Brands Corp. ‡	24,700	236
Brink’s Co.	9,500	315
Cenveo, Inc. ‡ Λ	38,100	249
Clean Harbors, Inc. ‡ Λ	20,700	2,042
Rollins, Inc. Λ	29,450	598
US Ecology, Inc. Λ	12,700	221
Waste Connections, Inc.	45,787	1,318
Communications Equipment - 3.9%
Acme Packet, Inc. ‡ Λ	12,300	873
Adtran, Inc. Λ	20,200	858
Arris Group, Inc. ‡	16,300	208
Blue Coat Systems, Inc. ‡ Λ	26,100	735
Cogo Group, Inc. ‡	20,400	165
Comtech Telecommunications Corp. Λ	14,200	386
DG FastChannel, Inc. ‡ Λ	32,600	1,050
F5 Networks, Inc. ‡	4,400	451
JDS Uniphase Corp. ‡	60,900	1,269
Plantronics, Inc. Λ	26,200	959
Polycom, Inc. ‡ Λ	26,612	1,380
Riverbed Technology, Inc. ‡ Λ	25,800	971
Computers & Peripherals - 0.2%
Synaptics, Inc. ‡ Λ	19,700	532
Construction & Engineering - 0.1%
MYR Group, Inc. ‡ Λ	10,200	244
Consumer Finance - 0.3%
World Acceptance Corp. ‡ Λ	9,700	632
Containers & Packaging - 0.8%
Crown Holdings, Inc. ‡	10,700	413
Greif, Inc. — Class A	2,300	150
Rock-Tenn Co. — Class A Λ	18,300	1,269
Distributors - 0.1%
LKQ Corp. ‡	14,100	340
Diversified Consumer Services - 1.4%
American Public Education, Inc. ‡ Λ	15,700	635
Capella Education Co. ‡ Λ	4,200	209
Matthews International Corp. — Class A	10,000	386
Steiner Leisure, Ltd. ‡ Λ	13,700	634
Weight Watchers International, Inc.	23,200	1,626
Diversified Financial Services - 1.0%
MSCI, Inc. — Class A ‡ Λ	26,488	976
NewStar Financial, Inc. ‡ Λ	53,400	583
Portfolio Recovery Associates, Inc. ‡ Λ	9,600	817
Diversified Telecommunication Services - 0.4%
Premiere Global Services, Inc. ‡ Λ	22,700	173
TW Telecom, Inc. — Class A ‡ Λ	42,700	820
Electrical Equipment - 2.1%
Acuity Brands, Inc. Λ	22,000	1,287
General Cable Corp. ‡ Λ	11,100	481
II-VI, Inc. ‡	18,800	935
Thomas & Betts Corp. ‡	23,500	1,397

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Electronic Equipment & Instruments - 1.8%
Woodward, Inc. Λ	30,400	$1,051
Anixter International, Inc. Λ	17,500	1,223
Coherent, Inc. ‡ Λ	12,400	721
Cyberoptics Corp. ‡	36,300	315
Dolby Laboratories, Inc. — Class A ‡	12,600	620
Itron, Inc. ‡	9,000	508
Power-One, Inc. ‡ Λ	33,300	291
Rofin-Sinar Technologies, Inc. ‡	8,500	336
Trimble Navigation, Ltd. ‡ Λ	8,200	414
Energy Equipment & Services - 3.7%
Atwood Oceanics, Inc. ‡ Λ	16,000	743
Complete Production Services, Inc. ‡ Λ	25,800	821
Core Laboratories NV Λ	14,300	1,461
Dawson Geophysical Co. ‡	5,000	219
Dril-Quip, Inc. ‡	10,600	838
Gulf Island Fabrication, Inc.	10,000	322
Helix Energy Solutions Group, Inc. ‡ Λ	6,500	112
Ion Geophysical Corp. ‡ Λ	21,700	275
Oceaneering International, Inc. ‡	7,200	644
Oil States International, Inc. ‡ Λ	16,800	1,279
Superior Energy Services, Inc. ‡ Λ	26,200	1,074
Tesco Corp. ‡ Λ	20,900	459
TETRA Technologies, Inc. ‡ Λ	26,700	411
Unit Corp. ‡	4,700	291
Food Products - 0.6%
J&J Snack Foods Group	14,500	683
TreeHouse Foods, Inc. ‡ Λ	14,800	841
Health Care Equipment & Supplies - 2.7%
American Medical Systems Holdings, Inc. ‡ Λ	21,700	470
Arthrocare Corp. ‡ Λ	15,700	523
Edwards Lifesciences Corp. ‡ Λ	8,400	731
HeartWare International, Inc. ‡ Λ	6,200	530
Idexx Laboratories, Inc. ‡	12,800	989
Integra LifeSciences Holdings Corp. ‡ Λ	9,500	450
Masimo Corp. Λ	15,500	513
Meridian Bioscience, Inc. Λ	19,650	471
Orthofix International NV ‡	8,300	269
Sirona Dental Systems, Inc. ‡	22,100	1,110
STERIS Corp. Λ	5,500	190
Thoratec Corp. ‡ Λ	14,700	381
Health Care Providers & Services - 3.6%
Alliance Healthcare Services, Inc. ‡ Λ	23,100	102
Amedisys, Inc. ‡	14,166	496
Catalyst Health Solutions, Inc. ‡	16,300	912
Centene Corp. ‡	21,400	706
Chemed Corp. Λ	8,900	593
Corvel Corp. ‡ Λ	10,200	542
Gentiva Health Services, Inc. ‡	17,400	488
Healthsouth Corp. ‡ Λ	29,400	734
Healthspring, Inc. ‡ Λ	20,200	755
HMS Holdings Corp. ‡ Λ	9,600	786
Mednax, Inc. ‡ Λ	6,800	453
PharMerica Corp. ‡	14,800	169
PSS World Medical, Inc. ‡ Λ	16,000	434
Sun Healthcare Group, Inc. ‡	7,766	109
Tenet Healthcare Corp. ‡ Λ	142,100	1,059
VCA Antech, Inc. ‡ Λ	14,100	355
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. ‡	27,220	572
Cerner Corp. ‡ Λ	4,400	489
MedAssets, Inc. ‡ Λ	9,500	145
Vital Images, Inc. ‡ Λ	5,700	77
Hotels, Restaurants & Leisure - 2.4%
CEC Entertainment, Inc. Λ	8,000	302
Cheesecake Factory, Inc. ‡ Λ	24,300	731
Choice Hotels International, Inc. Λ	10,400	404
Denny’s Corp. ‡ Λ	95,600	388
National Cinemedia, Inc.	15,300	286
Panera Bread Co. — Class A ‡ Λ	17,700	2,248
PF Chang’s China Bistro, Inc.	10,700	494
Red Robin Gourmet Burgers, Inc. ‡ Λ	4,300	116
WMS Industries, Inc. ‡ Λ	21,950	776
Household Durables - 0.6%
Tempur-Pedic International, Inc. ‡	27,900	1,413
Household Products - 0.2%
Church & Dwight Co., Inc. Λ	6,000	476
Insurance - 0.5%
Amtrust Financial Services, Inc. Λ	16,500	315
HCC Insurance Holdings, Inc.	14,000	438
Navigators Group, Inc. ‡ Λ	2,200	113
StanCorp Financial Group, Inc. Λ	7,000	323
Internet & Catalog Retail — 1.0%
HSN, Inc. ‡ Λ	17,100	548
priceline.com, Inc. ‡	1,100	557
Shutterfly, Inc. ‡ Λ	23,800	1,246
Internet Software & Services - 2.5%
AsiaInfo Holdings, Inc. ‡ Λ	14,800	320
J2 Global Communications, Inc. ‡ Λ	25,500	753
Mercadolibre, Inc. Λ	11,600	947
Perficient, Inc. ‡ Λ	26,500	318
RealNetworks, Inc. ‡ Λ	77,700	289
SINA Corp. ‡ Λ	8,700	931
Sohu.com, Inc. ‡ Λ	10,100	903
Valueclick, Inc. ‡ Λ	28,200	408
WebMD Health Corp. — Class A ‡ Λ	20,400	1,089
IT Services - 4.0%
CACI International, Inc. — Class A ‡ Λ	2,100	129
Gartner, Inc. ‡ Λ	51,200	2,133
Genpact, Ltd. ‡	17,300	251
Global Payments, Inc. Λ	15,320	749
Heartland Payment Systems, Inc. Λ	15,720	276
MAXIMUS, Inc. Λ	15,100	1,226
NCI, Inc. — Class A ‡ Λ	24,000	585
NeuStar, Inc. — Class A ‡	11,700	299
SRA International, Inc. — Class A ‡	12,600	357
Teletech Holdings, Inc. ‡	21,700	421
TNS, Inc. ‡	15,200	237
Unisys Corp. ‡	11,790	368
VeriFone Holdings, Inc. ‡ Λ	32,200	1,769
Wright Express Corp. ‡ Λ	15,800	819
Leisure Equipment & Products - 1.1%
Brunswick Corp. Λ	38,300	974
Polaris Industries, Inc. Λ	15,900	1,384
Pool Corp. Λ	13,200	318
Life Sciences Tools & Services - 2.0%
AMAG Pharmaceuticals, Inc. ‡ Λ	1,800	30

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Life Sciences Tools & Services (continued)
Bio-Rad Laboratories, Inc. — Class A ‡	4,400	$529
Bruker Corp. ‡ Λ	41,400	863
eResearchTechnology, Inc. ‡ Λ	11,500	78
Exelixis, Inc. ‡ Λ	86,200	974
Illumina, Inc. ‡ Λ	11,900	834
Mettler-Toledo International, Inc. ‡	4,400	757
Nektar Therapeutics ‡ Λ	29,700	281
Parexel International Corp. ‡ Λ	16,400	408
Machinery - 6.3%
Actuant Corp. — Class A Λ	41,800	1,212
Chart Industries, Inc. ‡ Λ	12,400	682
Gardner Denver, Inc.	31,200	2,435
Graco, Inc. Λ	22,100	1,005
IDEX Corp. Λ	25,700	1,122
John Bean Technologies Corp. Λ	13,800	265
Meritor, Inc. ‡ Λ	44,000	747
Middleby Corp. ‡ Λ	13,500	1,258
Nacco Industries, Inc. — Class A	4,800	531
Nordson Corp. Λ	14,000	1,611
Robbins & Myers, Inc.	17,200	791
Toro Co.	17,300	1,146
Valmont Industries, Inc. Λ	10,000	1,044
Wabtec Corp.	19,800	1,343
Marine - 0.5%
Kirby Corp. ‡	22,900	1,312
Media - 1.6%
CTC Media, Inc.	19,800	467
John Wiley & Sons, Inc. — Class A Λ	15,100	768
Knology, Inc. ‡ Λ	18,700	241
Liberty Media Corp. — Capital — Series A ‡	14,500	1,068
Madison Square Garden, Inc. ‡	27,600	745
Sirius XM Radio, Inc. ‡ Λ	360,700	599
Metals & Mining - 1.4%
Allied Nevada Gold Corp. ‡ Λ	25,600	908
Carpenter Technology Corp. Λ	9,600	410
Compass Minerals International, Inc.	6,500	608
Royal Gold, Inc. Λ	6,500	341
Stillwater Mining Co. ‡ Λ	43,200	990
Multiline Retail - 0.4%
Big Lots, Inc. ‡	22,800	990
Oil, Gas & Consumable Fuels - 4.1%
Bill Barrett Corp. ‡ Λ	4,900	196
Clayton Williams Energy, Inc. ‡ Λ	13,800	1,459
Comstock Resources, Inc. ‡ Λ	12,700	393
Concho Resources, Inc. ‡	12,000	1,288
Contango Oil & Gas Co. ‡ Λ	8,700	550
Gran Tierra Energy, Inc. ‡ Λ	110,300	890
Northern Oil and Gas Inc. ‡ Λ	45,700	1,220
Patriot Coal Corp. ‡	34,900	901
SM Energy Co.	32,600	2,418
Whiting Petroleum Corp. ‡	6,900	507
Paper & Forest Products - 0.4%
Clearwater Paper Corp. ‡	6,200	505
KapStone Paper and Packaging Corp. ‡ Λ	28,900	496
Personal Products - 0.5%
Herbalife, Ltd.	13,800	1,123
Pharmaceuticals - 1.9%
Akorn, Inc. ‡ Λ	42,700	246
Auxilium Pharmaceuticals, Inc. ‡ Λ	13,000	279
Avanir Pharmaceuticals, Inc. — Class A ‡ Λ	60,700	248
Cadence Pharmaceuticals, Inc. ‡ Λ	12,000	111
Map Pharmaceuticals, Inc. ‡ Λ	8,600	119
Medicines Co. ‡ Λ	28,200	459
Myrexis, Inc. ‡	3,625	14
Par Pharmaceutical Cos., Inc. ‡ Λ	19,700	612
Salix Pharmaceuticals, Ltd. ‡ Λ	20,900	732
Valeant Pharmaceuticals International, Inc. Λ	24,634	1,227
ViroPharma, Inc. ‡ Λ	29,000	577
Xenoport, Inc. ‡	9,400	56
Professional Services - 1.2%
Advisory Board Co. ‡	15,000	772
Huron Consulting Group, Inc. ‡ Λ	23,800	659
IHS, Inc. — Class A ‡ Λ	6,000	533
Korn/Ferry International ‡ Λ	15,600	347
Towers Watson & Co. — Class A	8,400	466
Real Estate Investment Trusts - 0.7%
Dupont Fabros Technology, Inc. Λ	16,200	393
Sabra Healthcare REIT, Inc. Λ	7,766	137
Strategic Hotels & Resorts, Inc. ‡	49,600	320
Taubman Centers, Inc. Λ	15,800	846
Real Estate Management & Development - 0.7%
Forest City Enterprises, Inc. — Class A ‡	43,500	819
Jones Lang Lasalle, Inc.	9,200	918
Road & Rail - 1.4%
Avis Budget Group, Inc. ‡ Λ	35,700	639
Landstar System, Inc. Λ	17,100	781
Old Dominion Freight Line, Inc. ‡ Λ	30,999	1,088
RailAmerica, Inc. ‡ Λ	51,500	878
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Energy Industries, Inc. ‡ Λ	14,200	232
Amkor Technology, Inc. ‡ Λ	65,700	443
Atheros Communications, Inc. ‡	19,200	857
Atmel Corp. ‡	69,300	945
Cabot Microelectronics Corp. ‡ Λ	7,600	397
Cymer, Inc. ‡ Λ	12,300	696
Cypress Semiconductor Corp. ‡ Λ	54,300	1,051
Diodes, Inc. ‡ Λ	23,800	811
FEI Co. ‡ Λ	10,200	344
Micrel, Inc. Λ	36,000	485
Microsemi Corp. ‡	32,200	667
ON Semiconductor Corp. ‡ Λ	53,000	523
Pericom Semiconductor Corp. ‡ Λ	12,300	128
PMC-Sierra, Inc. ‡ Λ	37,200	279
Semtech Corp. ‡	25,300	633
Silicon Laboratories, Inc. ‡ Λ	19,800	856
Tessera Technologies, Inc. ‡	11,000	201
TriQuint Semiconductor, Inc. ‡ Λ	54,800	707
Varian Semiconductor Equipment
Associates, Inc. ‡	20,725	1,009
Veeco Instruments, Inc. ‡ Λ	13,200	671
Software - 10.1%
Actuate Corp. ‡	37,300	194
Advent Software, Inc. ‡ Λ	26,800	768
ANSYS, Inc. ‡	9,789	530
Blackboard, Inc. ‡ Λ	23,800	863
Commvault Systems, Inc. ‡	25,100	1,001
Concur Technologies, Inc. ‡ Λ	11,200	621
Ebix, Inc. ‡ Λ	24,300	575

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica T. Rowe Price Small Cap VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Software (continued)
Epicor Software Corp. ‡ Λ	13,200	$146
FactSet Research Systems, Inc. Λ	11,850	1,241
Fortinet, Inc. ‡	26,700	1,175
Informatica Corp. ‡	50,000	2,612
Jack Henry & Associates, Inc. Λ	10,800	366
Kenexa Corp. ‡ Λ	23,700	654
Micros Systems, Inc. ‡	36,300	1,794
Monotype Imaging Holdings, Inc. ‡ Λ	51,100	741
NET 1 UEPS Technologies, Inc. ‡	8,200	71
Netscout Systems, Inc. ‡	31,200	852
OPNET Technologies, Inc. Λ	30,900	1,205
Parametric Technology Corp. ‡ Λ	37,000	832
Progress Software Corp. ‡ Λ	12,750	371
Quest Software, Inc. ‡	22,700	576
Rovi Corp. ‡ Λ	26,300	1,411
Solera Holdings, Inc.	31,600	1,615
Taleo Corp. — Class A ‡ Λ	19,000	677
TIBCO Software, Inc. ‡ Λ	81,400	2,218
Ultimate Software Group, Inc. ‡ Λ	23,400	1,375
Specialty Retail - 3.9%
Aaron’s, Inc.	24,950	633
Aeropostale, Inc. ‡ Λ	28,925	703
Ascena Retail Group, Inc. ‡ Λ	34,000	1,102
Children’s Place Retail Stores, Inc. ‡ Λ	9,800	488
Guess?, Inc. Λ	10,900	429
Hibbett Sports, Inc. ‡ Λ	15,600	559
JOS A. Bank Clothiers, Inc. ‡ Λ	17,000	865
Monro Muffler Brake, Inc. Λ	36,850	1,215
Office Depot, Inc. ‡	35,500	164
Sally Beauty Holdings, Inc. ‡ Λ	85,000	1,191
Tractor Supply Co. Λ	34,500	2,065
Textiles, Apparel & Luxury Goods - 2.5%
Deckers Outdoor Corp. ‡	19,000	1,637
Fossil, Inc. ‡ Λ	15,512	1,453
Hanesbrands, Inc. ‡	20,000	541
Iconix Brand Group, Inc. ‡	26,900	578
Phillips-Van Heusen Corp.	15,000	975
Warnaco Group, Inc. ‡	13,800	789
Thrifts & Mortgage Finance - 0.3%
Danvers Bancorp, Inc.	13,600	291
MGIC Investment Corp. ‡	27,300	243
Radian Group, Inc.	26,100	178
Trading Companies & Distributors - 1.2%
Beacon Roofing Supply, Inc. ‡ Λ	30,100	616
MSC Industrial Direct Co. — Class A	6,400	438
RSC Holdings, Inc. ‡ Λ	59,600	857
United Rentals, Inc. ‡ Λ	32,200	1,072
Wireless Telecommunication Services - 0.3%
SBA Communications Corp. — Class A ‡ Λ	19,400	770

Total Common Stocks (cost $172,125)		238,589

SECURITIES LENDING COLLATERAL - 25.5%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	61,351,871	61,352
Total Securities Lending Collateral (cost $61,352)

	Principal	Value

REPURCHASE AGREEMENT - 1.0%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $2,465 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/01/2025, with a value of $2,517.	$2,465	2,465
Total Repurchase Agreement (cost $2,465)

Total Investment Securities (cost $235,942) #		302,406
Other Assets and Liabilities — Net		(61,417)

Net Assets		$240,989

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $59,878.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $235,942. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $71,335 and $4,871, respectively. Net unrealized appreciation for tax purposes is $66,464.
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
Investment Securities	Quoted Prices	Inputs	Inputs	03/31/2011
Common Stocks	$237,128	$1,461	$—	$238,589
Repurchase Agreement	—	2,465	—	2,465
Securities Lending Collateral	61,352	—	—	61,352

Total	$298,480	$3,926	$—	$302,406

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Third Avenue Value VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 90.2%
Austria - 0.5%
Andritz AG Λ	10,000	$932
Bermuda - 2.4%
Nabors Industries, Ltd. ‡	156,135	4,743
Canada - 15.6%
Brookfield Asset Management, Inc. — Class A	325,176	10,556
Canfor Corp. ‡	273,377	4,173
Cenovus Energy, Inc.	164,000	6,459
EnCana Corp.	164,000	5,663
Viterra, Inc.	371,100	4,501
France - 0.5%
Sanofi-Aventis SA	15,050	1,055
Germany - 2.0%
Lanxess AG	53,681	4,015
Guernsey, Channel Islands - 1.3%
Resolution, Ltd.	557,678	2,647
Hong Kong - 18.2%
Cheung Kong Holdings, Ltd.	659,847	10,774
Henderson Land Development Co., Ltd.	1,434,478	9,940
Hutchison Whampoa, Ltd.	953,912	11,295
Wharf Holdings, Ltd.	454,478	3,143
Wheelock & Co., Ltd.	398,000	1,494
Japan - 11.0%
Mitsui Fudosan Co., Ltd.	317,538	5,241
Tokio Marine Holdings, Inc. Λ	237,650	6,354
Toyota Industries Corp.	350,193	10,593
Korea, Republic of - 5.2%
POSCO ADR	91,839	10,496
Singapore - 0.2%
Verigy, Ltd. ‡ Λ	24,377	343
Sweden - 4.7%
Investor AB — Class A	397,854	9,430
Switzerland - 0.1%
Pargesa Holding SA	2,025	194
United States - 28.5%
Alamo Group, Inc. Λ	25,130	690
Alexander & Baldwin, Inc. Λ	53,233	2,430
Applied Materials, Inc. Λ	198,039	3,093
AVX Corp. Λ	401,695	5,989
Bank of New York Mellon Corp.	301,559	9,007
Bristow Group, Inc. ‡ Λ	69,649	3,294
Capital Southwest Corp. Λ	6,895	631
Cross Country Healthcare, Inc. ‡ Λ	57,794	453
Electro Scientific Industries, Inc. ‡ Λ	75,808	1,316
Electronics for Imaging, Inc. ‡ Λ	84,921	1,250
Forest City Enterprises, Inc. — Class A ‡	321,423	6,052
Intel Corp.	219,039	4,418
Investment Technology Group, Inc. ‡ Λ	182,889	3,327
KeyCorp	110,000	977
Leucadia National Corp. Λ	38,000	1,427
Lexmark International, Inc. — Class A ‡	14,292	529
MDC Holdings, Inc. Λ	15,732	399
Pharmaceutical Product Development, Inc.	115,000	3,187
Sanderson Farms, Inc. Λ	15,000	689
Sycamore Networks, Inc. Λ	45,817	1,119
Tejon Ranch Co. ‡ Λ	68,444	2,515
Tellabs, Inc. Λ	466,171	2,443
Westwood Holdings Group, Inc. Λ	55,707	2,242

Total Common Stocks (cost $130,560)		181,518

SECURITIES LENDING COLLATERAL - 11.8%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	23,657,671	23,658
Total Securities Lending Collateral (cost $23,658)

	Principal	Value

REPURCHASE AGREEMENT - 9.3%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $18,772 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/01/2025, with a value of $19,149.	$18,772	18,772
Total Repurchase Agreement (cost $18,772)

Total Investment Securities (cost $172,990) #		223,948
Other Assets and Liabilities — Net		(22,663)

Net Assets		$201,285

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica Third Avenue Value VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts in thousands)
(unaudited)

	Percentage of
INVESTMENTS BY INDUSTRY:	Total Investments	Value

Real Estate Management & Development	22.2%	$49,715
Capital Markets	6.8	15,207
Oil, Gas & Consumable Fuels	5.4	12,122
Industrial Conglomerates	5.0	11,295
Diversified Financial Services	4.9	11,051
Auto Components	4.7	10,593
Metals & Mining	4.7	10,496
Insurance	4.0	9,001
Energy Equipment & Services	3.6	8,037
Semiconductors & Semiconductor Equipment	3.6	7,854
Electronic Equipment & Instruments	3.3	7,305
Food Products	2.3	5,190
Paper & Forest Products	1.9	4,173
Chemicals	1.8	4,015
Communications Equipment	1.6	3,562
Life Sciences Tools & Services	1.4	3,187
Marine	1.1	2,430
Computers & Peripherals	0.8	1,779
Machinery	0.7	1,622
Pharmaceuticals	0.5	1,055
Commercial Banks	0.4	977
Health Care Providers & Services	0.2	453
Household Durables	0.2	399

Investment Securities, at Value	81.1	181,518
Short-Term Investments	18.9	42,430

Total Investments	100.0%	$223,948

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

Λ	All or a portion of this security is on loan. The value of all securities on loan is $22,906.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $172,990. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $56,252 and $5,294, respectively. Net unrealized appreciation for tax purposes is $50,958.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011

Common Stocks	$93,571	$87,947	$—	$181,518
Repurchase Agreement	—	18,772	—	18,772
Securities Lending Collateral	23,658	—	—	23,658
Total	$117,229	$106,719	$—	$223,948

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 95.2%
Aerospace & Defense - 1.5%
Boeing Co.	45,900	$3,393
Honeywell International, Inc.	113,600	6,784
Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	34,900	2,587
Automobiles - 0.7%
Ford Motor Co. ‡	306,600	4,571
Biotechnology - 1.1%
Amgen, Inc. ‡	137,900	7,371
Capital Markets - 0.7%
Goldman Sachs Group, Inc.	27,800	4,405
Commercial Banks - 0.8%
City National Corp.	73,985	4,221
Wells Fargo & Co.	39,900	1,265
Communications Equipment - 4.6%
Alcatel-Lucent ADR ‡	326,917	1,899
Cisco Systems, Inc.	1,134,935	19,465
Emulex Corp. ‡	333,300	3,556
Juniper Networks, Inc. ‡	78,800	3,316
Riverbed Technology, Inc. ‡	67,700	2,549
Computers & Peripherals - 9.1%
Apple, Inc. ‡	72,000	25,089
Dell, Inc. ‡	285,102	4,137
EMC Corp. ‡	656,249	17,423
NetApp, Inc. ‡	104,300	5,025
QLogic Corp. ‡	487,700	9,047
Consumer Finance - 0.7%
American Express Co.	100,600	4,547
Diversified Consumer Services - 0.8%
Apollo Group, Inc. — Class A ‡	130,335	5,436
Electrical Equipment - 1.2%
Emerson Electric Co.	88,900	5,194
Hubbell, Inc. — Class B	38,223	2,715
Energy Equipment & Services - 3.7%
Baker Hughes, Inc.	83,400	6,124
Cameron International Corp. ‡	128,900	7,360
Diamond Offshore Drilling, Inc.	83,716	6,505
Oceaneering International, Inc. ‡	50,400	4,508
Health Care Equipment & Supplies - 2.4%
Hologic, Inc. ‡	322,400	7,157
Intuitive Surgical, Inc. ‡	12,000	4,002
Stryker Corp.	77,400	4,706
Health Care Providers & Services - 5.7%
Aetna, Inc.	126,600	4,739
AmerisourceBergen Corp. — Class A	148,651	5,881
Cardinal Health, Inc.	178,182	7,328
Express Scripts, Inc. ‡	85,948	4,780
Laboratory Corp. of America Holdings ‡	51,799	4,772
UnitedHealth Group, Inc.	233,491	10,553
Hotels, Restaurants & Leisure - 1.3%
Ctrip.com International, Ltd. ADR ‡	46,000	1,909
Las Vegas Sands Corp. ‡	43,700	1,845
Starbucks Corp.	136,200	5,032
Industrial Conglomerates - 1.5%
General Electric Co.	491,385	9,852
Insurance - 0.8%
Lincoln National Corp.	171,800	5,161
Internet & Catalog Retail
Amazon.com, Inc. ‡	17,700	3,188
NetFlix, Inc. ‡	12,100	2,872
priceline.com, Inc. ‡	4,200	2,127
Internet Software & Services - 3.5%
Baidu, Inc. ADR ‡	21,100	2,908
eBay, Inc. ‡	173,659	5,390
Google, Inc. — Class A ‡	17,000	9,966
IAC/InterActiveCorp ‡	156,952	4,848
IT Services - 4.8%
Cognizant Technology Solutions Corp. — Class A ‡	47,100	3,834
International Business Machines Corp.	171,000	27,885
Life Sciences Tools & Services - 2.0%
Bruker Corp. ‡	172,789	3,603
Waters Corp. ‡	110,100	9,567
Machinery - 9.4%
Caterpillar, Inc.	139,000	15,479
Cummins, Inc.	25,400	2,784
Donaldson Co., Inc.	118,003	7,232
Dover Corp.	80,200	5,272
Illinois Tool Works, Inc.	117,500	6,312
Joy Global, Inc.	62,100	6,136
Kennametal, Inc.	261,860	10,213
Parker Hannifin Corp.	94,043	8,904
Media - 2.2%
News Corp. — Class A	249,029	4,373
Omnicom Group, Inc.	159,276	7,814
Sirius XM Radio, Inc. ‡	1,233,413	2,047
Metals & Mining - 4.0%
Cliffs Natural Resources, Inc.	61,723	6,066
Nucor Corp.	138,795	6,387
Rio Tinto PLC ADR	54,846	3,901
Teck Resources, Ltd. — Class B	105,400	5,588
Walter Energy, Inc.	32,800	4,442
Oil, Gas & Consumable Fuels - 7.6%
Anadarko Petroleum Corp.	102,700	8,413
BP PLC ADR	129,048	5,696
Canadian Natural Resources, Ltd.	142,757	7,056
Exxon Mobil Corp.	135,888	11,433
Occidental Petroleum Corp.	83,900	8,767
Valero Energy Corp.	315,691	9,414
Semiconductors & Semiconductor Equipment - 5.7%
Altera Corp.	419,381	18,461
Analog Devices, Inc.	167,800	6,608
Intersil Corp. — Class A	335,416	4,176
Memc Electronic Materials, Inc. ‡	206,300	2,674
Xilinx, Inc.	176,078	5,775
Software - 9.2%
Adobe Systems, Inc. ‡	138,900	4,606
Autodesk, Inc. ‡	97,802	4,314
BMC Software, Inc. ‡	79,600	3,959
Check Point Software Technologies, Ltd. ‡	88,430	4,514
Citrix Systems, Inc. ‡	66,700	4,900
Longtop Financial Technologies, Ltd. ADR ‡	19,000	597
Microsoft Corp.	678,624	17,210
Oracle Corp.	557,200	18,594
Red Hat, Inc. ‡	48,700	2,210

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica WMC Diversified Equity VP
(formerly, Transamerica Diversified Equity VP)
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Specialty Retail - 5.7%
Abercrombie & Fitch Co. — Class A	43,302	$2,542
Advance Auto Parts, Inc.	68,600	4,502
Aeropostale, Inc. ‡	119,500	2,906
Buckle, Inc.	97,200	3,927
Home Depot, Inc.	163,565	6,062
Ross Stores, Inc.	74,172	5,275
Sherwin-Williams Co.	62,800	5,275
TJX Cos., Inc.	90,179	4,485
Urban Outfitters, Inc. ‡	81,200	2,422
Textiles, Apparel & Luxury Goods - 2.0%
Coach, Inc.	114,600	5,964
Fossil, Inc. ‡	12,000	1,124
Lululemon Athletica, Inc. ‡	42,000	3,740
Polo Ralph Lauren Corp. — Class A	21,600	2,671
Wireless Telecommunication Services - 0.9%
Vodafone Group PLC ADR	205,800	5,917

Total Common Stocks (cost $594,525)		631,536

	Principal	Value

REPURCHASE AGREEMENT - 4.9%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $32,757 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/01/2025, with a value of $33,415.	$32,757	$32,757
Total Repurchase Agreement (cost $32,757)

Total Investment Securities (cost $627,282) #		664,293
Other Assets and Liabilities — Net		(392)

Net Assets		$663,901

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $627,282. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $39,444 and $2,433, respectively. Net unrealized appreciation for tax purposes is $37,011.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 -
		Other	Level 3 -
	Level 1 -	Significant	Significant
	Quoted	Observable	Unobservable	Value at
Investment Securities	Prices	Inputs	Inputs	03/31/2011

Common Stocks	$609,609	$21,927	$—	$631,536
Repurchase Agreement	—	32,757	—	32,757
Total	$609,609	$54,684	$—	$664,293

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report. Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
COMMON STOCKS - 96.5%
Aerospace & Defense - 2.0%
Boeing Co. Λ	174,529	$12,903
Honeywell International, Inc.	476,252	28,437
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc. Λ	134,400	9,963
Automobiles - 1.0%
Ford Motor Co. ‡ Λ	1,459,654	21,763
Beverages - 0.2%
Anheuser-Busch InBev NV ADR Λ	58,918	3,368
Biotechnology - 1.0%
Amgen, Inc. ‡	404,008	21,594
Capital Markets - 1.1%
Goldman Sachs Group, Inc.	147,519	23,378
Communications Equipment - 5.3%
Alcatel-Lucent ADR ‡ Λ	875,488	5,087
Cisco Systems, Inc.	4,668,636	80,066
Emulex Corp. ‡ Λ	1,048,159	11,184
Juniper Networks, Inc. ‡ Λ	234,331	9,861
Riverbed Technology, Inc. ‡ Λ	174,536	6,571
Computers & Peripherals - 10.8%
Apple, Inc. ‡	261,880	91,252
Dell, Inc. ‡	1,434,004	20,807
EMC Corp. ‡ Λ	2,725,154	72,353
NetApp, Inc. ‡ Λ	492,760	23,741
QLogic Corp. ‡ Λ	1,164,126	21,595
Consumer Finance - 0.8%
American Express Co. Λ	391,723	17,706
Diversified Consumer Services - 1.6%
Apollo Group, Inc. - Class A ‡	277,399	11,570
ITT Educational Services, Inc. ‡ Λ	307,672	22,199
Electrical Equipment - 1.0%
Emerson Electric Co.	380,098	22,209
Energy Equipment & Services - 3.1%
Baker Hughes, Inc.	205,872	15,117
Cameron International Corp. ‡ Λ	358,297	20,459
Diamond Offshore Drilling, Inc. Λ	222,489	17,287
Oceaneering International, Inc. ‡ Λ	135,245	12,098
Health Care Equipment & Supplies - 2.2%
Hologic, Inc. ‡ Λ	821,453	18,236
Intuitive Surgical, Inc. ‡ Λ	35,365	11,793
Stryker Corp. Λ	258,202	15,699
Health Care Providers & Services - 4.9%
AmerisourceBergen Corp. - Class A Λ	377,845	14,948
Cardinal Health, Inc.	472,658	19,440
Express Scripts, Inc. ‡ Λ	295,389	16,427
Laboratory Corp. of America Holdings ‡ Λ	187,804	17,302
UnitedHealth Group, Inc.	789,788	35,698
Hotels, Restaurants & Leisure - 1.2%
Ctrip.com International, Ltd. ADR ‡	105,594	4,381
Las Vegas Sands Corp. ‡ Λ	103,199	4,357
Starbucks Corp. Λ	441,572	16,316
Industrial Conglomerates - 2.0%
General Electric Co.	2,099,256	42,090
Insurance - 0.7%
Lincoln National Corp. Λ	467,320	14,038
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. ‡	49,316	8,883
priceline.com, Inc. ‡ Λ	26,108	13,222
Internet Software & Services - 3.2%
eBay, Inc. ‡	448,764	13,930
Google, Inc. - Class A ‡ Λ	66,508	38,987
IAC/InterActiveCorp ‡ Λ	511,430	15,798
IT Services - 5.6%
Cognizant Technology Solutions Corp. - Class A ‡ Λ	165,099	13,439
International Business Machines Corp.	641,289	104,575
Life Sciences Tools & Services - 1.6%
Bruker Corp. ‡ Λ	286,990	5,984
Waters Corp. ‡ Λ	324,731	28,219
Machinery - 7.6%
Caterpillar, Inc. Λ	556,645	61,981
Cummins, Inc. Λ	97,773	10,718
Dover Corp.	296,162	19,470
Illinois Tool Works, Inc. Λ	354,031	19,019
Joy Global, Inc. Λ	209,218	20,673
Parker Hannifin Corp.	317,085	30,022
Media - 2.2%
News Corp. - Class A	935,996	16,436
Omnicom Group, Inc. Λ	619,796	30,407
Metals & Mining - 3.2%
Cliffs Natural Resources, Inc. Λ	174,662	17,166
Nucor Corp. Λ	441,340	20,310
Rio Tinto PLC ADR Λ	180,272	12,821
Teck Resources, Ltd. - Class B	319,249	16,927
Oil, Gas & Consumable Fuels - 7.4%
Anadarko Petroleum Corp.	271,026	22,202
BP PLC ADR Λ	295,455	13,041
Canadian Natural Resources, Ltd. Λ	391,621	19,358
Exxon Mobil Corp.	425,017	35,757
Occidental Petroleum Corp. Λ	228,025	23,826
Valero Energy Corp.	1,215,184	36,238
Walter Energy, Inc. Λ	43,981	5,956
Semiconductors & Semiconductor Equipment - 7.8%
Altera Corp. Λ	1,703,999	75,011
Analog Devices, Inc. Λ	657,177	25,880
Intersil Corp. - Class A Λ	1,563,650	19,467
Memc Electronic Materials, Inc. ‡ Λ	631,513	8,184
Xilinx, Inc. Λ	1,122,448	36,816
Software - 11.0%
Adobe Systems, Inc. ‡	503,334	16,691
Autodesk, Inc. ‡	415,276	18,318
BMC Software, Inc. ‡	360,245	17,919
Check Point Software Technologies, Ltd. ‡ Λ	371,801	18,980
Citrix Systems, Inc. ‡	257,054	18,883
Longtop Financial Technologies, Ltd. ADR ‡ Λ	64,268	2,019
Microsoft Corp.	2,372,497	60,167
Oracle Corp.	2,205,113	73,585
Red Hat, Inc. ‡ Λ	136,691	6,204
Specialty Retail - 4.0%
Advance Auto Parts, Inc. Λ	189,897	12,461
Buckle, Inc. Λ	119,188	4,815

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica WMC Diversified Growth VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value
Specialty Retail (continued)
Home Depot, Inc. Λ	472,859	$17,524
Ross Stores, Inc.	278,946	19,840
Sherwin-Williams Co.	155,943	13,098
TJX Cos., Inc.	331,350	16,478
Textiles, Apparel & Luxury Goods - 1.7%
Coach, Inc. Λ	284,270	14,794
Fossil, Inc. ‡ Λ	14,858	1,391
Lululemon Athletica, Inc. ‡ Λ	121,441	10,815
Polo Ralph Lauren Corp. — Class A Λ	69,587	8,604
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC ADR Λ	559,526	16,086

Total Common Stocks (cost $1,712,745)		2,042,688

SECURITIES LENDING COLLATERAL - 20.2%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.28% ▲	428,528,886	428,529
Total Securities Lending Collateral (cost $428,529)

	Principal	Value
REPURCHASE AGREEMENT - 3.8%
State Street Bank & Trust Co. 0.01% ▲, dated 03/31/2011, to be repurchased at $79,893 on 04/01/2011. Collateralized by U.S. Government Agency Obligations, 4.00%, due 06/01/2025 - 07/15/2025, with a total value of $81,491.	$79,893	79,893
Total Repurchase Agreement (cost $79,893)

Total Investment Securities (cost $2,221,167) #		2,551,110

Other Assets and Liabilities — Net		(433,334)

Net Assets		$2,117,776

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $418,739.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $2,221,167. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $374,229 and $44,286, respectively. Net unrealized appreciation for tax purposes is $329,943.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011
Common Stocks	$1,973,304	$69,384	$—	$2,042,688
Repurchase Agreement	—	79,893	—	79,893
Securities Lending Collateral	428,529	—	—	428,529
Total	$2,401,833	$149,277	$—	$2,551,110

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica WMC Diversified Growth II VP
SCHEDULE OF INVESTMENTS
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

COMMON STOCKS - 95.4%
Aerospace & Defense - 2.0%
Boeing Co. Λ	1,311	$97
Honeywell International, Inc.	3,336	199
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc. Λ	931	69
Automobiles - 1.0%
Ford Motor Co. ‡Λ	9,776	146
Beverages - 0.2%
Anheuser-Busch InBev NV ADR Λ	546	31
Biotechnology - 1.0%
Amgen, Inc. ‡	2,812	150
Capital Markets - 1.1%
Goldman Sachs Group, Inc.	934	149
Communications Equipment - 5.5%
Alcatel-Lucent ADR ‡Λ	6,072	35
Cisco Systems, Inc.	33,488	575
Emulex Corp. ‡	8,059	86
Juniper Networks, Inc. ‡	1,855	78
Riverbed Technology, Inc. ‡Λ	1,341	50
Computers & Peripherals - 10.9%
Apple, Inc. ‡	1,898	661
Dell, Inc. ‡	9,715	141
EMC Corp. ‡	19,141	508
NetApp, Inc. ‡	3,405	164
QLogic Corp. ‡	8,070	150
Consumer Finance - 0.8%
American Express Co.	2,819	127
Diversified Consumer Services - 1.6%
Apollo Group, Inc. - Class A ‡	1,943	81
ITT Educational Services, Inc. ‡Λ	2,133	154
Electrical Equipment - 1.0%
Emerson Electric Co.	2,467	144
Energy Equipment & Services - 2.9%
Baker Hughes, Inc.	1,509	111
Cameron International Corp. ‡Λ	2,487	141
Diamond Offshore Drilling, Inc. Λ	1,538	120
Oceaneering International, Inc. ‡Λ	766	69
Health Care Equipment & Supplies - 2.1%
Hologic, Inc. ‡	5,879	131
Intuitive Surgical, Inc. ‡Λ	237	79
Stryker Corp. Λ	1,678	102
Health Care Providers & Services - 4.8%
AmerisourceBergen Corp. - Class A	2,640	104
Cardinal Health, Inc.	3,308	136
Express Scripts, Inc. ‡	2,053	114
Laboratory Corp. of America Holdings ‡Λ	1,306	120
UnitedHealth Group, Inc.	5,494	249
Hotels, Restaurants & Leisure - 1.2%
Ctrip.com International, Ltd. ADR ‡	728	30
Las Vegas Sands Corp. ‡	652	28
Starbucks Corp.	3,163	117
Industrial Conglomerates - 1.8%
General Electric Co.	13,722	275
Insurance - 0.7%
Lincoln National Corp. Λ	3,643	109
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. ‡	395	71
priceline.com, Inc. ‡Λ	141	72

Internet Software & Services - 3.2%
eBay, Inc. ‡	3,258	101
Google, Inc. - Class A ‡Λ	461	271
IAC/InterActiveCorp ‡	3,577	110
IT Services - 5.4%
Cognizant Technology Solutions Corp. - Class A ‡	1,131	92
International Business Machines Corp.	4,367	712
Life Sciences Tools & Services - 1.6%
Bruker Corp. ‡Λ	1,992	42
Waters Corp. ‡	2,273	197
Machinery - 7.6%
Caterpillar, Inc.	3,909	435
Cummins, Inc.	815	89
Dover Corp.	2,035	134
Illinois Tool Works, Inc. Λ	2,378	128
Joy Global, Inc. Λ	1,626	161
Parker Hannifin Corp.	2,162	205
Media - 2.0%
News Corp. - Class A	5,772	101
Omnicom Group, Inc. Λ	4,327	212
Metals & Mining - 3.0%
Cliffs Natural Resources, Inc. Λ	1,173	115
Nucor Corp. Λ	2,930	135
Rio Tinto PLC ADR	1,251	89
Teck Resources, Ltd. - Class B	2,180	116
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	1,917	157
BP PLC ADR Λ	2,065	91
Canadian Natural Resources, Ltd.	2,737	135
Exxon Mobil Corp.	2,783	235
Occidental Petroleum Corp.	1,683	176
Valero Energy Corp.	7,830	233
Walter Energy, Inc. Λ	298	40
Semiconductors & Semiconductor Equipment - 7.7%
Altera Corp. Λ	12,288	540
Analog Devices, Inc.	4,517	178
Intersil Corp. - Class A Λ	11,089	138
Memc Electronic Materials, Inc. ‡Λ	4,440	58
Xilinx, Inc. Λ	7,371	242
Software - 11.0%
Adobe Systems, Inc. ‡	3,761	125
Autodesk, Inc. ‡	3,215	142
BMC Software, Inc. ‡	2,216	110
Check Point Software Technologies, Ltd. ‡	2,584	132
Citrix Systems, Inc. ‡	1,736	128
Longtop Financial Technologies, Ltd. ADR ‡Λ	583	18
Microsoft Corp.	16,937	430
Oracle Corp.	15,242	509
Red Hat, Inc. ‡	945	43
Specialty Retail - 4.0%
Advance Auto Parts, Inc.	1,362	89
Buckle, Inc. Λ	879	36
Home Depot, Inc. Λ	3,303	122
Ross Stores, Inc.	1,977	140
Sherwin-Williams Co.	1,078	91
TJX Cos., Inc.	2,663	132

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Transamerica WMC Diversified Growth II VP
SCHEDULE OF INVESTMENTS (continued)
At March 31, 2011
(all amounts except share amounts in thousands)
(unaudited)

	Shares	Value

Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc.	2,154	$112
Fossil, Inc. ‡Λ	180	17
Lululemon Athletica, Inc. ‡Λ	840	75
Polo Ralph Lauren Corp. — Class A Λ	472	58
Wireless Telecommunication Services - 0.8%
Vodafone Group PLC ADR Λ	3,934	113

Total Common Stocks (cost $11,895)		14,263

SECURITIES LENDING COLLATERAL - 15.3%
State Street Navigator Securities Lending Trust — Prime Portfolio, 0.28% ▲	2,284,418	2,284
Total Securities Lending Collateral (cost $2,284)

	Principal	Value

REPURCHASE AGREEMENT - 4.6%
State Street Bank & Trust Co.
0.01% ▲, dated 03/31/2011, to be repurchased at $695 on 04/01/2011. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 06/01/2025, with a value of $713.	$695	695
Total Repurchase Agreement (cost $695)

Total Investment Securities (cost $14,874) #		17,242
Other Assets and Liabilities — Net		(2,291)

Net Assets		$14,951

NOTES TO SCHEDULE OF INVESTMENTS:

Λ	All or a portion of this security is on loan. The value of all securities on loan is $2,231.

‡	Non-income producing security.

▲	Rate shown reflects the yield at 03/31/2011.

#	Aggregate cost for federal income tax purposes is $14,874. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,692 and $324, respectively. Net unrealized appreciation for tax purposes is $2,368.
DEFINITION:

ADR	American Depositary Receipt
VALUATION SUMMARY: Э

		Level 2 - Other	Level 3 -
	Level 1 - Quoted	Significant	Significant
Investment Securities	Prices	Observable Inputs	Unobservable Inputs	Value at 03/31/2011

Common Stocks	$13,771	$492	$—	$14,263
Repurchase Agreement	—	695	—	695
Securities Lending Collateral	2,284	—	—	2,284

Total	$16,055	$1,187	$—	$17,242

Э	See the Notes to the Schedules of Investments for more information regarding pricing inputs and valuation techniques.

The notes are an integral part of this report.
Transamerica Series Trust	March 31, 2011 Form N-Q

Notes to Schedules of Investments
At March 31, 2011
(unaudited)
Transamerica Series Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The following is a summary of significant accounting policies followed by Transamerica Series Trust (the “Portfolios”).
Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Portfolios’ custodian and, pursuant to the terms of the repurchase agreements, must be collateralized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Portfolios will bear the risk of value fluctuations until the securities can be sold and may encounter delays and incur costs in liquidating the securities. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.
Foreign currency denominated investments: The accounting records of the Portfolios are maintained in U.S. Dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the closing exchange rate each day. The cost of foreign securities is translated at the exchange rates in effect when the investment was acquired.
Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.
Forward foreign currency contracts: The Portfolios are subject to foreign currency exchange rate risk exposure in the normal course of pursuing their investment objectives. The Portfolios, with the exception of the Transamerica AEGON Money Market VP (“Money Market”), formerly Transamerica Money Market VP, enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.
Open forward foreign currency contracts at March 31, 2011 are listed in the Schedules of Investments.
Option and swaption contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of the Money Market, enter into option contracts to manage exposure to various market fluctuations. Options are valued at the average of the bid and ask (“Mean Quote”) established each day at the close of the board of trade or exchange on which they are traded. The primary risks associated with options are an imperfect correlation between the change in value of the securities held and the prices of the option contracts; the possibility of an illiquid market and an inability of the counterparty to meet the contract terms.
The Portfolios write call and put options on futures, swaps (“swaptions”), securities or currencies they own or in which they invest. The Portfolios purchase put and call options on foreign or U.S. securities, indices, futures, swaps (“swaptions”), and commodities. Options are marked-to-market daily to reflect the current value of the option/swaption written.
Purchasing call options tends to increase exposure to the underlying instrument. Purchasing put options tends to decrease exposure to the underlying instrument.
The underlying face amounts of open option and swaption contracts at March 31, 2011 are listed in the Schedules of Investments.
Futures contracts: The Portfolios are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Portfolios, with the exception of the Money Market, use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Portfolios are required to deposit with the broker either in cash or securities an initial margin in an amount equal to a certain percentage of the contract amount.
Subsequent payments (variation margin) are paid or received by the Portfolios each day, depending on the daily fluctuations in the value of the contracts. Upon entering into such contracts, the Portfolios bear the risk of interest or exchange rates or security prices moving unexpectedly, in which case, the Portfolios may not achieve the anticipated benefits of the futures contracts and may realize losses. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
The underlying face amounts of open futures contracts at March 31, 2011 are listed in the Schedules of Investments.

Transamerica Series Trust	March 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2011
(unaudited)
Swap agreements: Swap agreements are privately negotiated agreements between the Portfolios and a counterparty to exchange or swap investments, cash flows, assets, foreign currencies or market-linked returns at specified, future intervals. The Portfolios, with the exception of the Money Market, enter into credit default, cross-currency, interest rate and other forms of swap agreements to manage exposure to credit, currency and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available. Specific risks and accounting related to each type of swap agreement are identified and described in the following paragraphs:
Credit default swap agreements: The Portfolios are subject to credit risk in the normal course of pursuing their investment objectives. The Portfolios enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which they are not otherwise exposed. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying security in the event of a defined credit event, such as payment default or bankruptcy (buy protection).
Under a credit default swap, one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs (sell protection). The Portfolios’ maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the notional amount of the contract. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
The Portfolios sell credit default swaps which expose them to risk of loss from credit risk related events specified in the contracts. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. The aggregate fair value of the credit default swaps are disclosed in the Schedules of Investments. The aggregate fair value of assets posted as collateral, net of assets received as collateral, for these swaps are included in the footnotes to the Schedules of Investments. If a defined credit event had occurred during the period, the swaps’ credit-risk-related contingent features would have been triggered and the Portfolios would have been required to pay the notional amounts for the credit default swaps with a sell protection less the value of the contracts’ related reference obligations.
Interest rate swap agreements: The Portfolios are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. To help hedge against this risk, the Portfolios enter into interest rate swap contracts. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolios with interest rate agreements can elect to pay a fixed rate and receive a floating rate, or, receive a fixed rate and pay a floating rate on a notional principal amount. The risks of interest rate swaps include changes in market conditions which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolios’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparties over the contracts’ remaining lives, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Portfolios and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover the Portfolios’ exposure to the counterparty.
Short sales: A short sale is a transaction in which a Portfolio sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Portfolios are obligated to replace the borrowed securities at the market price at the time of replacement. The Portfolios’ obligation to replace the securities borrowed in connection with a short sale is fully secured by collateral deposited with the custodian. In addition, the Portfolios consider the short sale to be a borrowing by the Portfolios that are subject to the asset coverage requirements of the 1940 Act.
Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include that possible losses from short sales may be unlimited (e.g., if the price of stocks sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and the Portfolios may be unable to replace borrowed securities sold short.

Transamerica Series Trust	March 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2011
(unaudited)
Loan participations/assignments: Participations/assignments in commercial loans may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Portfolios to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Portfolios assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries.
The Portfolios may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Portfolios that participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, the Portfolios have direct recourse against the corporate borrowers, the Portfolios may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.
The Portfolios held no unsecured loan participations at March 31, 2011.
To be announced (“TBA”) purchase commitments: TBA purchase commitments are entered into to purchase securities for a fixed price at a future date, typically not to exceed 45 days. They are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, in addition to the risk of decline in the value of the Portfolios’ other assets. Unsettled TBA purchase commitments are valued at the current value of the underlying securities, according to the procedures described under Security Valuations.
Treasury inflation-protected securities (“TIPS”): The Portfolios may invest in TIPS, specially structured bonds in which the principal amounts are adjusted daily to keep pace with inflation as measured by the U.S. Consumer Price Index.
Restricted and illiquid securities: Restricted and illiquid securities are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.
The restricted and illiquid securities at March 31, 2011 are listed in the Schedules of Investments.
Payment in-kind securities (“PIKs”): PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds.
The PIKs at March 31, 2011 are listed in the Schedule of Investments.
Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of the Portfolios’ securities exposes the Portfolios to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Portfolios may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Portfolios may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act.
The value of loaned securities and related collateral outstanding at March 31, 2011 are shown in the Schedules of Investments.
Real estate investment trusts (“REITs”): There are certain additional risks involved in investing in REITs. These include, but are not limited to, economic conditions, changes in zoning laws, real estate values, property taxes and interest rates.

Transamerica Series Trust	March 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2011
(unaudited)
Security valuations: All investments in securities are recorded at their estimated fair value. The Portfolios value their investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. Eastern Time, each day the NYSE is open for business. The Portfolios utilize various methods to measure the fair value of their investments on a recurring basis. Accounting principles generally accepted in the United States of America establish a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolios’ major categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities (common and preferred stock): Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.
Foreign securities, for which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2
Preferred stock, repurchase agreements, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.
Investment company: Securities are valued at the net asset value of the underlying portfolio. These securities are actively traded and no valuation adjustments are applied. They are categorized in Level 1 of the fair value hierarchy.
Securities lending collateral: Securities lending collateral is a money market fund which is valued at the net assets of the underlying securities and no valuation adjustments are applied. It is categorized in Level 1 of the fair value hierarchy.
Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.
Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	March 31, 2011 Form N-Q

Notes to Schedules of Investments (continued)
At March 31, 2011
(unaudited)
Fair value measurements: (continued)
Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.
U.S. government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government securities. Mortgage pass-throughs include TBA securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.
Restricted securities (equity and debt): Restricted securities for which quotations are not readily available are valued at fair value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Portfolios’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.
Derivative instruments: Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in level 1 of the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Portfolios using pricing models fall into this category and are categorized within level 2 of the fair value hierarchy.
Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by TAM’s Valuation Committee under the supervision of the Portfolios’ Board of Trustees. For instances which daily market quotes are not readily available, securities may be valued, pursuant to procedures adopted by the Board of Trustees, with reference to other instruments or indices. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. When a Portfolio uses fair valuation methods that use significant unobservable inputs to determine a security’s value, the Valuation Committee will use another method that is believed to reflect fair market value and are categorized as Level 3 of the fair value hierarchy.
The hierarchy classification of inputs used to value the Portfolios’ investments at March 31, 2011 are disclosed in the Valuation Summary of each Portfolio’s Schedule of Investments. Transfers between Levels are considered to have occurred at the end of the reporting period.
There were no significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.
For assets and liabilities for which significant unobservable inputs (Level 3) were used, there is a reconciliation of the beginning to the ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. The Level 3 reconciliation, if any, is disclosed in the Valuation Summary of each respective Portfolio’s Schedule of Investments.

Transamerica Series Trust	March 31, 2011 Form N-Q

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)
By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer

Date:	May 24, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer

Date:	May 24, 2011

By:	/s/ Robert A. DeVault, Jr.
Robert A. DeVault, Jr.
Principal Financial Officer

Date:	May 24, 2011